UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022 to April 30, 2023

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
April 30, 2023
Classes A, C, I, R, R6 and W
Global and International Funds
■
Voya Global Bond Fund

■
Voya Global High Dividend Low Volatility Fund

■
Voya Global Perspectives® Fund

■
Voya Multi-Manager International Small Cap Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

Shareholder Expense Examples (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2023*	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2023*
Voya Global Bond Fund
Class A	$1,000.00	$1,089.00	0.90%	$4.66	$1,000.00	$1,020.33	0.90%	$4.51
Class C	1,000.00	1,084.60	1.65	8.53	1,000.00	1,016.61	1.65	8.25
Class I	1,000.00	1,089.90	0.65	3.37	1,000.00	1,021.57	0.65	3.26
Class R	1,000.00	1,086.60	1.15	5.95	1,000.00	1,019.09	1.15	5.76
Class R6	1,000.00	1,089.90	0.65	3.37	1,000.00	1,021.57	0.65	3.26
Class W	1,000.00	1,089.10	0.65	3.37	1,000.00	1,021.57	0.65	3.26
Voya Global High Dividend Low Volatility Fund
Class A	$1,000.00	$1,062.00	0.85%	$4.35	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,058.10	1.60	8.16	1,000.00	1,016.86	1.60	8.00
Class I	1,000.00	1,063.40	0.60	3.07	1,000.00	1,021.82	0.60	3.01
Class R6	1,000.00	1,063.70	0.57	2.92	1,000.00	1,021.97	0.57	2.86
Class W	1,000.00	1,063.50	0.60	3.07	1,000.00	1,021.82	0.60	3.01

Shareholder Expense Examples (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2023*	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2023*
Voya Global Perspectives® Fund**
Class A	$1,000.00	$1,084.90	0.57%	$2.95	$1,000.00	$1,021.97	0.57%	$2.86
Class C	1,000.00	1,080.40	1.32	6.81	1,000.00	1,018.25	1.32	6.61
Class I	1,000.00	1,086.20	0.32	1.66	1,000.00	1,023.21	0.32	1.61
Class R	1,000.00	1,082.90	0.82	4.23	1,000.00	1,020.73	0.82	4.11
Class W	1,000.00	1,085.90	0.32	1.66	1,000.00	1,023.21	0.32	1.61
Voya Multi-Manager International Small Cap Fund
Class A	$1,000.00	$1,184.40	1.53%	$8.29	$1,000.00	$1,017.21	1.53%	$7.65
Class C	1,000.00	1,179.90	2.28	12.32	1,000.00	1,013.49	2.28	11.38
Class I	1,000.00	1,186.20	1.20	6.50	1,000.00	1,018.84	1.20	6.01
Class R6(1)	1,000.00	1,018.20	1.20	2.06	1,000.00	1,018.84	1.20	6.01
Class W	1,000.00	1,185.90	1.28	6.94	1,000.00	1,018.45	1.28	6.41

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

**
The annualized expense ratios do not include expenses of underlying funds.

(1)
Commencement of operations was February 28, 2023. Expenses paid for the actual Fund’s return the 62-days period ended April 30, 2023.

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2023 (Unaudited)

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Global Perspectives® Fund
ASSETS:
Investments in securities at fair value+*	$309,069,205	$263,997,227	$—
Investments in affiliated underlying funds at fair value*	—	—	112,408,213
Investments in unaffiliated underlying funds at fair value**	—	—	6,048,017
Short-term investments at fair value†	44,557,040	4,010,000	—
Cash	—	104,795	61,073
Cash collateral for futures contracts	3,980,000	—	—
Cash pledged for centrally cleared swaps (Note 2)	1,686,000	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	4,310,000	—	—
Foreign currencies at value‡	3,422,621	69,278	—
Receivables:
Investment securities and currencies sold	3,059,833	—	—
Investments in affiliated underlying funds sold	—	—	179,329
Investment securities sold on a delayed-delivery or when-issued basis	8,829,844	—	—
Fund shares sold	336,291	57,680	542
Dividends	16,263	816,355	—
Interest	2,481,022	38	189
Foreign tax reclaims	9,345	596,509	—
Variation margin on centrally cleared swaps	164,282	—	—
Unrealized appreciation on forward foreign currency contracts	5,605,764	—	—
Unrealized appreciation on forward premium swaptions	25,280	—	—
Prepaid expenses	55,997	53,020	57,014
Reimbursement due from Investment Adviser	13,594	30,849	13,475
Other assets	12,952	39,483	1,634
Total assets	387,635,333	269,775,234	118,769,486
LIABILITIES:
Income distribution payable	4,763	—	—
Payable for investment securities and currencies purchased	9,000,510	—	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	52,344,330	—	—
Payable for fund shares redeemed	158,321	236,812	190,265
Payable upon receipt of securities loaned	3,602,513	—	—
Unrealized depreciation on forward foreign currency contracts	4,678,774	—	—
Unrealized depreciation on forward premium swaptions	8,336	—	—
Unrealized depreciation on OTC swap agreements	21,345	—	—
Variation margin payable on futures contracts	487,163	—	—
Payable for investment management fees	128,542	108,952	18,182
Payable for distribution and shareholder service fees	7,434	46,339	25,773
Payable to custodian due to bank overdraft	19,823	—	—
Payable to trustees under the deferred compensation plan (Note 6)	12,952	39,483	1,634
Payable for trustee fees	711	668	295
Other accrued expenses and liabilities	166,888	3,833,221	63,790
Written options, at fair value^	2,040,649	—	—
Total liabilities	72,683,054	4,265,475	299,939
NET ASSETS	$314,952,279	$265,509,759	$118,469,547
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$353,544,089	$279,661,814	$142,244,194
Total distributable loss	(38,591,810)	(14,152,055)	(23,774,647)
NET ASSETS	$314,952,279	$265,509,759	$118,469,547
+ Including securities loaned at value	$3,503,827	$—	$—
* Cost of investments in securities	$327,987,582	$245,896,993	$—
* Cost of investments in affiliated underlying funds	$—	$—	$120,540,391
** Cost of investments in unaffiliated underlying funds	$—	$—	$6,731,506
† Cost of short-term investments	$44,573,185	$4,010,000	$—
‡ Cost of foreign currencies	$3,244,111	$68,719	$—
^ Premiums received on written options	$2,484,176	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2023 (Unaudited) (continued)

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Global Perspectives® Fund
Class A
Net assets	$23,730,906	$209,281,787	$81,697,467
Shares authorized	unlimited	unlimited	unlimited
Par value	$—	$—	$—
Shares outstanding	3,183,220	5,236,998	8,494,578
Net asset value and redemption price per share†	$7.46	$39.96	$9.62
Maximum offering price per share (5.75%)(1)	$7.65(2)	$42.40	$10.21
Class C
Net assets	$665,067	$4,095,013	$2,130,640
Shares authorized	unlimited	unlimited	unlimited
Par value	$—	$—	$—
Shares outstanding	89,571	110,754	223,034
Net asset value and redemption price per share†	$7.43	$36.97	$9.55
Class I
Net assets	$125,416,982	$48,825,613	$3,887,577
Shares authorized	unlimited	unlimited	unlimited
Par value	$—	$—	$—
Shares outstanding	16,891,172	1,210,005	402,109
Net asset value and redemption price per share	$7.43	$40.35	$9.67
Class R
Net assets	$4,919,207	n/a	$16,956,067
Shares authorized	unlimited	n/a	unlimited
Par value	$—	n/a	$—
Shares outstanding	657,463	n/a	1,764,347
Net asset value and redemption price per share	$7.48	n/a	$9.61
Class R6
Net assets	$88,332,650	$103,970	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$—	$—	n/a
Shares outstanding	11,864,690	2,578	n/a
Net asset value and redemption price per share	$7.45	$40.33	n/a
Class W
Net assets	$71,887,467	$3,203,376	$13,797,796
Shares authorized	unlimited	unlimited	unlimited
Par value	$—	$—	$—
Shares outstanding	9,805,426	79,447	1,423,236
Net asset value and redemption price per share	$7.33	$40.32	$9.69

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)
Maximum offering price is 2.50% and is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2023 (Unaudited)

Voya Multi-Manager International Small Cap Fund
ASSETS:
Investments in securities at fair value+*	$254,060,562
Short-term investments at fair value†	2,504,100
Foreign currencies at value‡	551,277
Receivables:
Investment securities and currencies sold	952,433
Fund shares sold	158,857
Dividends	1,227,768
Foreign tax reclaims	422,417
Unrealized appreciation on forward foreign currency contracts	547
Prepaid expenses	78,862
Reimbursement due from Investment Adviser	9,268
Other assets	10,481
Total assets	259,976,572
LIABILITIES:
Payable for investment securities and currencies purchased	615,050
Payable for fund shares redeemed	135,510
Payable upon receipt of securities loaned	1,374,609
Unrealized depreciation on forward foreign currency contracts	487
Payable for investment management fees	205,266
Payable for distribution and shareholder service fees	12,014
Payable to trustees under the deferred compensation plan (Note 6)	10,481
Payable for trustee fees	589
Other accrued expenses and liabilities	251,842
Total liabilities	2,605,848
NET ASSETS	$257,370,724
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$262,516,854
Total distributable loss	(5,146,130)
NET ASSETS	$257,370,724
+ Including securities loaned at value	$1,246,460
* Cost of investments in securities	$245,579,121
† Cost of short-term investments	$2,504,100
‡ Cost of foreign currencies	$553,073
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2023 (Unaudited) (continued)

Voya Multi-Manager International Small Cap Fund
Class A
Net assets	$50,760,790
Shares authorized	unlimited
Par value	$—
Shares outstanding	934,521
Net asset value and redemption price per share†	$54.32
Maximum offering price per share (5.75%)(1)	$57.63
Class C
Net assets	$2,361,528
Shares authorized	unlimited
Par value	$—
Shares outstanding	48,270
Net asset value and redemption price per share†	$48.92
Class I
Net assets	$176,156,814
Shares authorized	unlimited
Par value	$—
Shares outstanding	3,251,388
Net asset value and redemption price per share	$54.18
Class R6
Net assets	$2,993
Shares authorized	unlimited
Par value	$—
Shares outstanding	55
Net asset value and redemption price per share	$54.17
Class W
Net assets	$28,088,599
Shares authorized	unlimited
Par value	$—
Shares outstanding	404,981
Net asset value and redemption price per share	$69.36

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended April 30, 2023 (Unaudited)

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Global Perspectives® Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$101,449	$4,791,216	$—
Dividends from affiliated underlying funds	—	—	2,211,076
Dividends from unaffiliated underlying funds	—	—	76,262
Interest, net of foreign taxes withheld*	5,469,485	436	2,137
Securities lending income, net	14,557	991	—
Total investment income	5,585,491	4,792,643	2,289,475
EXPENSES:
Investment management fees	705,429	662,614	125,360
Distribution and shareholder service fees:
Class A	29,560	262,009	98,678
Class C	3,578	21,347	11,488
Class R	11,872	—	43,533
Transfer agent fees:
Class A	22,339	172,329	52,764
Class C	676	3,510	1,531
Class I	49,588	17,988	1,382
Class P(1)	3	—	—
Class P3(2)	14	—	—
Class R	4,486	—	11,629
Class R6	462	381	—
Class W	52,755	2,665	9,293
Shareholder reporting expense	36,200	16,290	2,172
Registration fees	52,618	33,349	33,932
Professional fees	28,055	16,810	16,290
Custody and accounting expense	65,160	31,460	7,240
Trustee fees	3,554	3,341	1,476
Miscellaneous expense	19,487	21,552	5,180
Interest expense	182	—	887
Total expenses	1,086,018	1,265,645	422,835
Waived and reimbursed fees	(128,457)	(184,954)	(78,206)
Net expenses	957,561	1,080,691	344,629
Net investment income	4,627,930	3,711,952	1,944,846
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,344,934)	(545,592)	—
Sale of affiliated underlying funds	—	—	(15,381,540)
Sale of unaffiliated underlying funds	—	—	349,243
Capital gain distributions from affiliated underlying funds	—	—	2,665,655
Forward foreign currency contracts	5,907,371	—	—
Foreign currency related transactions	(631,701)	26,150	—
Futures	(3,094,726)	—	—
Swaps	(3,893,213)	—	—
Written options	676,849	—	—
Net realized loss	(3,380,354)	(519,442)	(12,366,642)
Net change in unrealized appreciation (depreciation) on:
Investments	16,258,963	12,909,709	—
Affiliated underlying funds	—	—	19,676,174
Unaffiliated underlying funds	—	—	248,482
Forward foreign currency contracts	2,876,273	—	—
Foreign currency related transactions	118,716	44,957	—
Futures	1,461,249	—	—
Swaps	1,124,672	—	—
Written options	665,164	—	—
Net change in unrealized appreciation (depreciation)	22,505,037	12,954,666	19,924,656
Net realized and unrealized gain	19,124,683	12,435,224	7,558,014
Increase in net assets resulting from operations	$23,752,613	$16,147,176	$9,502,860
* Foreign taxes withheld	$6,643	$152,843	$—

(1)
Class P was fully redeemed on close of business September 29, 2022.

(2)
Class P3 was fully redeemed on close of business January 10, 2023.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended April 30, 2023 (Unaudited)

Voya Multi-Manager International Small Cap Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,586,148
Interest	112
Securities lending income, net	23,899
Total investment income	3,610,159
EXPENSES:
Investment management fees	1,161,714
Distribution and shareholder service fees:
Class A	61,588
Class C	11,658
Transfer agent fees:
Class A	49,017
Class C	2,318
Class I	178,554
Class W	27,720
Shareholder reporting expense	8,145
Registration fees	41,783
Professional fees	28,879
Custody and accounting expense	125,343
Trustee fees	2,944
Miscellaneous expense	8,767
Interest expense	947
Total expenses	1,709,377
Waived and reimbursed fees	(194,881)
Brokerage commission recapture	(1,863)
Net expenses	1,512,633
Net investment income	2,097,526
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(7,537,788)
Forward foreign currency contracts	(5,775)
Foreign currency related transactions	33,238
Net realized loss	(7,510,325)
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	42,418,071
Forward foreign currency contracts	60
Foreign currency related transactions	26,469
Net change in unrealized appreciation (depreciation)	42,444,600
Net realized and unrealized gain	34,934,275
Increase in net assets resulting from operations	$37,031,801
* Foreign taxes withheld	$390,195
^ Foreign capital gains taxes withheld	$7,917
# Change in foreign capital gains taxes accrued	$7,917
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Bond Fund		Voya Global High Dividend Low Volatility Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
FROM OPERATIONS:
Net investment income	$4,627,930	$7,691,686	$3,711,952	$8,638,457
Net realized gain (loss)	(3,380,354)	(50,184,298)	(519,442)	14,216,415
Net change in unrealized appreciation (depreciation)	22,505,037	(40,768,832)	12,954,666	(38,418,878)
Increase (decrease) in net assets resulting from operations	23,752,613	(83,261,444)	16,147,176	(15,564,006)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(449,381)	—	(3,822,415)	(5,218,877)
Class C	(10,530)	—	(71,716)	(79,460)
Class I	(2,231,862)	—	(927,497)	(1,258,188)
Class P3(2)	(32,016)	—	—	—
Class R	(80,150)	—	—	—
Class R6	(1,610,761)	—	(2,237)	(3,180)
Class W	(1,083,350)	—	(62,181)	(91,948)
Return of capital:
Class A	—	(1,163,441)	—	—
Class C	—	(35,487)	—	—
Class I	—	(5,661,413)	—	—
Class P(1)	—	(5,077)	—	—
Class P3(2)	—	(154,338)	—	—
Class R	—	(189,475)	—	—
Class R6	—	(3,875,354)	—	—
Class W	—	(2,983,314)	—	—
Total distributions	(5,498,050)	(14,067,899)	(4,886,046)	(6,651,653)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	63,599,686	58,258,640	10,554,470	11,592,237
Reinvestment of distributions	5,464,745	13,941,801	4,245,550	5,771,550
	69,064,431	72,200,441	14,800,020	17,363,787
Cost of shares redeemed	(41,798,621)	(107,251,504)	(18,760,516)	(35,791,459)
Net increase (decrease) in net assets resulting from capital share transactions	27,265,810	(35,051,063)	(3,960,496)	(18,427,672)
Net increase (decrease) in net assets	45,520,373	(132,380,406)	7,300,634	(40,643,331)
NET ASSETS:
Beginning of year or period	269,431,906	401,812,312	258,209,125	298,852,456
End of year or period	$314,952,279	$269,431,906	$265,509,759	$258,209,125

(1)
Class P was fully redeemed on close of business September 29, 2022.

(2)
Class P3 was fully redeemed on close of business January 10, 2023.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Perspectives® Fund		Voya Multi-Manager International Small Cap Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
FROM OPERATIONS:
Net investment income	$1,944,846	$2,029,933	$2,097,526	$4,548,019
Net realized gain (loss)	(12,366,642)	3,125,673	(7,510,325)	(5,105,235)
Net change in unrealized appreciation (depreciation)	19,924,656	(38,669,842)	42,444,600	(66,537,064)
Increase (decrease) in net assets resulting from operations	9,502,860	(33,514,236)	37,031,801	(67,094,280)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,560,880)	(10,634,215)	(1,086,329)	(7,104,839)
Class C	(17,545)	(505,907)	(57,732)	(289,268)
Class I	(90,895)	(1,162,978)	(3,207,907)	(13,682,827)
Class P3(1)	—	—	—	(507)
Class R	(295,241)	(2,756,193)	—	—
Class W	(311,232)	(2,301,200)	(478,762)	(3,093,384)
Total distributions	(2,275,793)	(17,360,493)	(4,830,730)	(24,170,825)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,007,999	23,889,865	51,806,862	99,348,820
Reinvestment of distributions	2,275,218	17,356,223	4,563,321	22,804,773
	7,283,217	41,246,088	56,370,183	122,153,593
Cost of shares redeemed	(10,186,062)	(23,990,851)	(29,133,795)	(56,932,305)
Net increase (decrease) in net assets resulting from capital share transactions	(2,902,845)	17,255,237	27,236,388	65,221,288
Net increase (decrease) in net assets	4,324,222	(33,619,492)	59,437,459	(26,043,817)
NET ASSETS:
Beginning of year or period	114,145,325	147,764,817	197,933,265	223,977,082
End of year or period	$118,469,547	$114,145,325	$257,370,724	$197,933,265

(1)
Class P3 was fully redeemed on close of business September 9, 2022.

See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Bond Fund
Class A
04-30-23+	6.98	0.11•	0.51	0.62	0.14	—	—	0.14	—	7.46	8.90	1.09	0.90	0.90	3.06	23,731	136
10-31-22	9.34	0.17•	(2.21)	(2.04)	0.00*	—	0.32	0.32	—	6.98	(22.22)	1.05	0.90	0.90	2.04	23,251	218
10-31-21	9.77	0.18•	(0.19)	(0.01)	0.04	—	0.38	0.42	—	9.34	(0.18)	1.02	0.90	0.90	1.90	34,657	191
10-31-20	9.74	0.26	0.20	0.46	0.32	0.06	0.05	0.43	—	9.77	4.88	1.02	0.90	0.90	2.67	34,928	208
10-31-19	9.40	0.25	0.51	0.76	0.37	—	0.05	0.42	—	9.74	8.27	1.05	0.90	0.90	2.69	33,186	247
10-31-18	9.94	0.30•	(0.42)	(0.12)	0.18	—	0.24	0.42	—	9.40	(1.32)	1.05	0.91	0.91	3.08	32,989	105
Class C
04-30-23+	6.95	0.08•	0.51	0.59	0.11	—	—	0.11	—	7.43	8.46	1.84	1.65	1.65	2.24	665	136
10-31-22	9.29	0.10•	(2.18)	(2.08)	0.00*	—	0.26	0.26	—	6.95	(22.73)	1.79	1.65	1.65	1.27	1,139	218
10-31-21	9.71	0.11•	(0.18)	(0.07)	0.03	—	0.32	0.35	—	9.29	(0.85)	1.77	1.65	1.65	1.18	3,262	191
10-31-20	9.69	0.19•	0.18	0.37	0.24	0.06	0.05	0.35	—	9.71	4.00	1.77	1.65	1.65	1.94	4,709	208
10-31-19	9.35	0.19•	0.50	0.69	0.30	—	0.05	0.35	—	9.69	7.49	1.80	1.65	1.65	1.96	9,172	247
10-31-18	9.88	0.23•	(0.42)	(0.19)	0.10	—	0.24	0.34	—	9.35	(1.99)	1.80	1.66	1.66	2.34	12,578	105
Class I
04-30-23+	6.95	0.12•	0.50	0.62	0.14	—	—	0.14	—	7.43	8.99	0.73	0.65	0.65	3.32	125,417	136
10-31-22	9.29	0.19•	(2.19)	(2.00)	0.00*	—	0.34	0.34	—	6.95	(21.94)	0.71	0.65	0.65	2.29	107,231	218
10-31-21	9.72	0.20•	(0.19)	0.01	0.04	—	0.40	0.44	—	9.29	0.05	0.67	0.65	0.65	2.05	160,932	191
10-31-20	9.69	0.28•	0.20	0.48	0.34	0.06	0.05	0.45	—	9.72	5.15	0.67	0.65	0.65	2.90	36,988	208
10-31-19	9.35	0.29	0.49	0.78	0.39	—	0.05	0.44	—	9.69	8.57	0.71	0.65	0.65	2.92	55,250	247
10-31-18	9.89	0.33•	(0.42)	(0.09)	0.21	—	0.24	0.45	—	9.35	(1.06)	0.71	0.66	0.66	3.33	35,067	105
Class R
04-30-23+	7.00	0.10•	0.50	0.60	0.12	—	—	0.12	—	7.48	8.66	1.34	1.15	1.15	2.83	4,919	136
10-31-22	9.35	0.15•	(2.21)	(2.06)	0.00*	—	0.29	0.29	—	7.00	(22.39)	1.30	1.15	1.15	1.79	4,449	218
10-31-21	9.77	0.16•	(0.20)	(0.04)	0.03	—	0.35	0.38	—	9.35	(0.44)	1.27	1.15	1.15	1.65	6,170	191
10-31-20	9.73	0.23	0.20	0.43	0.28	0.06	0.05	0.39	—	9.77	4.60	1.27	1.15	1.15	2.43	6,249	208
10-31-19	9.38	0.23	0.51	0.74	0.34	—	0.05	0.39	—	9.73	8.01	1.30	1.15	1.15	2.44	6,313	247
10-31-18	9.91	0.28	(0.42)	(0.14)	0.15	—	0.24	0.39	—	9.38	(1.47)	1.30	1.16	1.16	2.85	6,263	105
Class R6
04-30-23+	6.97	0.12•	0.50	0.62	0.14	—	—	0.14	—	7.45	8.99	0.65	0.65	0.65	3.32	88,333	136
10-31-22	9.32	0.19•	(2.19)	(2.00)	0.00*	—	0.35	0.35	—	6.97	(21.94)	0.62	0.62	0.62	2.32	76,691	218
10-31-21	9.75	0.21•	(0.20)	0.01	0.04	—	0.40	0.44	—	9.32	0.08	0.61	0.61	0.61	2.19	103,575	191
10-31-20	9.72	0.28	0.20	0.48	0.34	0.06	0.05	0.45	—	9.75	5.17	0.62	0.62	0.62	2.93	116,095	208
10-31-19	9.38	0.28•	0.51	0.79	0.40	—	0.05	0.45	—	9.72	8.58	0.66	0.65	0.65	2.89	114,682	247
10-31-18	9.92	0.33•	(0.42)	(0.09)	0.21	—	0.24	0.45	—	9.38	(1.02)	0.67	0.66	0.66	3.34	69,687	105
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Bond Fund (continued)
Class W
04-30-23+	6.86	0.12•	0.49	0.61	0.14	—	—	0.14	—	7.33	8.91	0.84	0.65	0.65	3.31	71,887	136
10-31-22	9.17	0.19•	(2.17)	(1.98)	0.00*	—	0.33	0.33	—	6.86	(22.04)	0.80	0.65	0.65	2.30	53,389	218
10-31-21	9.57	0.21•	(0.18)	0.03	0.04	—	0.39	0.43	—	9.17	0.18	0.77	0.65	0.65	2.19	90,343	191
10-31-20	9.53	0.27•	0.20	0.47	0.32	0.06	0.05	0.43	—	9.57	5.14	0.77	0.65	0.65	2.85	133,137	208
10-31-19	9.18	0.28	0.50	0.78	0.38	—	0.05	0.43	—	9.53	8.63	0.80	0.65	0.65	2.93	78,002	247
10-31-18	9.71	0.32	(0.42)	(0.10)	0.19	—	0.24	0.43	—	9.18	(1.09)	0.80	0.66	0.66	3.36	70,360	105
Voya Global High Dividend Low Volatility Fund
Class A
04-30-23+	38.32	0.55•	1.82	2.37	0.73	—	—	0.73	—	39.96	6.20	1.01	0.85	0.85	2.77	209,282	33
10-31-22	41.58	1.23•	(3.53)	(2.30)	0.96	—	—	0.96	—	38.32	(5.56)	1.00	0.85	0.85	3.06	205,989	67
10-31-21	32.14	0.82•	9.46	10.28	0.84	—	—	0.84	—	41.58	32.16	1.01	0.85	0.85	2.10	230,663	75
10-31-20	36.30	0.75•	(4.16)	(3.41)	0.73	—	0.02	0.75	—	32.14	(9.35)	1.03	0.85	0.85	2.20	191,019	61
10-31-19	33.99	0.96	2.41	3.37	1.06	—	—	1.06	—	36.30	10.12	1.03	0.85	0.85	2.72	170,817	77
10-31-18	35.74	0.67•	(1.07)	(0.40)	1.35	—	—	1.35	—	33.99	(1.29)	1.33	1.11	1.11	1.86	164,032	140
Class C
04-30-23+	35.51	0.37•	1.69	2.06	0.60	—	—	0.60	—	36.97	5.81	1.76	1.60	1.60	2.00	4,095	33
10-31-22	38.61	0.84•	(3.25)	(2.41)	0.69	—	—	0.69	—	35.51	(6.28)	1.74	1.60	1.60	2.25	4,208	67
10-31-21	29.90	0.48•	8.81	9.29	0.58	—	—	0.58	—	38.61	31.17	1.76	1.60	1.60	1.33	6,174	75
10-31-20	33.77	0.46•	(3.84)	(3.38)	0.47	—	0.02	0.49	—	29.90	(9.99)	1.78	1.60	1.60	1.41	5,795	61
10-31-19	31.64	0.64•	2.25	2.89	0.76	—	—	0.76	—	33.77	9.30	1.78	1.60	1.60	1.99	33,041	77
10-31-18	33.14	0.37•	(1.01)	(0.64)	0.86	—	—	0.86	—	31.64	(2.06)	2.08	1.86	1.86	1.11	48,210	140
Class I
04-30-23+	38.68	0.60•	1.84	2.44	0.77	—	—	0.77	—	40.35	6.34	0.67	0.60	0.60	3.00	48,826	33
10-31-22	41.96	1.37•	(3.59)	(2.22)	1.06	—	—	1.06	—	38.68	(5.33)	0.65	0.60	0.60	3.36	44,628	67
10-31-21	32.43	0.93•	9.54	10.47	0.94	—	—	0.94	—	41.96	32.47	0.67	0.60	0.60	2.36	58,145	75
10-31-20	36.63	0.85	(4.21)	(3.36)	0.82	—	0.02	0.84	—	32.43	(9.13)	0.69	0.60	0.60	2.45	45,136	61
10-31-19	34.30	1.05	2.44	3.49	1.16	—	—	1.16	—	36.63	10.41	0.70	0.60	0.60	2.96	32,357	77
10-31-18	36.12	0.77•	(1.08)	(0.31)	1.51	—	—	1.51	—	34.30	(1.05)	1.00	0.86	0.86	2.11	29,178	140
Class R6
04-30-23+	38.66	0.60•	1.85	2.45	0.78	—	—	0.78	—	40.33	6.37	1.26	0.57	0.57	3.01	104	33
10-31-22	41.94	1.35•	(3.56)	(2.21)	1.07	—	—	1.07	—	38.66	(5.30)	0.63	0.57	0.57	3.33	118	67
10-31-21	32.41	1.01•	9.48	10.49	0.96	—	—	0.96	—	41.94	32.57	1.27	0.57	0.57	2.49	126	75
02-28-20(4) - 10-31-20	34.25	0.59•	(1.75)	(1.16)	0.67	—	0.01	0.68	—	32.41	(3.26)	2.03	0.57	0.57	2.68	3	61
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global High Dividend Low Volatility Fund (continued)
Class W
04-30-23+	38.65	0.60•	1.84	2.44	0.77	—	—	0.77	—	40.32	6.35	0.76	0.60	0.60	3.01	3,203	33
10-31-22	41.93	1.35•	(3.57)	(2.22)	1.06	—	—	1.06	—	38.65	(5.33)	0.75	0.60	0.60	3.33	3,266	67
10-31-21	32.40	0.92•	9.55	10.47	0.94	—	—	0.94	—	41.93	32.51	0.76	0.60	0.60	2.35	3,745	75
10-31-20	36.60	0.83•	(4.19)	(3.36)	0.82	—	0.02	0.84	—	32.40	(9.14)	0.78	0.60	0.60	2.42	3,117	61
10-31-19	34.27	1.04•	2.45	3.49	1.16	—	—	1.16	—	36.60	10.42	0.78	0.60	0.60	2.97	2,523	77
10-31-18	36.09	0.75•	(1.07)	(0.32)	1.50	—	—	1.50	—	34.27	(1.07)	1.08	0.86	0.86	2.07	2,549	140
Voya Global Perspectives® Fund(5)
Class A
04-30-23+	9.05	0.16•	0.60	0.76	0.19	—	—	0.19	—	9.62	8.49	0.71	0.57	0.57	3.32	81,697	40
10-31-22	13.12	0.16•	(2.73)	(2.57)	0.68	0.82	—	1.50	—	9.05	(22.13)	0.67	0.58	0.58	1.52	75,154	46
10-31-21	11.99	0.11•	1.47	1.58	0.34	0.11	—	0.45	—	13.12	13.34	0.64	0.61	0.61	0.89	88,148	56
10-31-20	11.44	0.28	0.81	1.09	0.28	0.26	—	0.54	—	11.99	9.84	0.73	0.58	0.58	2.53	37,945	112
10-31-19	11.04	0.21•	0.94	1.15	0.32	0.43	—	0.75	—	11.44	11.37	0.75	0.53	0.53	1.93	12,657	36
10-31-18	11.81	0.23	(0.56)	(0.33)	0.37	0.07	—	0.44	—	11.04	(2.99)	0.73	0.48	0.48	2.06	6,991	23
Class C
04-30-23+	8.91	0.12•	0.59	0.71	0.07	—	—	0.07	—	9.55	8.04	1.46	1.32	1.32	2.59	2,131	40
10-31-22	12.93	0.09•	(2.71)	(2.62)	0.58	0.82	—	1.40	—	8.91	(22.72)	1.42	1.33	1.33	0.83	2,549	46
10-31-21	11.82	0.04•	1.42	1.46	0.24	0.11	—	0.35	—	12.93	12.44	1.39	1.36	1.36	0.29	4,738	56
10-31-20	11.25	0.25	0.75	1.00	0.17	0.26	—	0.43	—	11.82	9.14	1.48	1.33	1.33	2.10	4,189	112
10-31-19	10.87	0.14•	0.90	1.04	0.23	0.43	—	0.66	—	11.25	10.40	1.50	1.28	1.28	1.31	4,564	36
10-31-18	11.63	0.14	(0.54)	(0.40)	0.29	0.07	—	0.36	—	10.87	(3.65)	1.48	1.23	1.23	1.30	5,112	23
Class I
04-30-23+	9.11	0.19•	0.58	0.77	0.21	—	—	0.21	—	9.67	8.62	0.39	0.32	0.32	3.95	3,888	40
10-31-22	13.19	0.20•	(2.75)	(2.55)	0.71	0.82	—	1.52	—	9.11	(21.91)	0.40	0.33	0.33	1.87	5,657	46
10-31-21	12.04	0.15•	1.47	1.62	0.36	0.11	—	0.47	—	13.19	13.62	0.37	0.36	0.36	1.13	10,265	56
10-31-20	11.47	0.35•	0.77	1.12	0.29	0.26	—	0.55	—	12.04	10.15	0.46	0.33	0.33	3.07	4,536	112
10-31-19	11.08	0.27	0.90	1.17	0.35	0.43	—	0.78	—	11.47	11.58	0.51	0.28	0.28	2.29	3,628	36
10-31-18	11.85	0.25•	(0.55)	(0.30)	0.40	0.07	—	0.47	—	11.08	(2.72)	0.49	0.23	0.23	2.14	3,270	23
Class R
04-30-23+	9.03	0.14•	0.60	0.74	0.16	—	—	0.16	—	9.61	8.29	0.96	0.82	0.82	3.07	16,956	40
10-31-22	13.08	0.14•	(2.73)	(2.59)	0.64	0.82	—	1.45	—	9.03	(22.32)	0.92	0.83	0.83	1.32	16,864	46
10-31-21	11.94	0.10•	1.44	1.54	0.29	0.11	—	0.40	—	13.08	13.06	0.89	0.86	0.86	0.80	25,350	56
10-31-20	11.37	0.31	0.75	1.06	0.23	0.26	—	0.49	—	11.94	9.67	0.98	0.83	0.83	2.59	24,073	112
10-31-19	10.99	0.20	0.90	1.10	0.29	0.43	—	0.72	—	11.37	10.94	1.00	0.78	0.78	1.78	24,978	36
10-31-18	11.75	0.21•	(0.56)	(0.35)	0.34	0.07	—	0.41	—	10.99	(3.14)	0.98	0.73	0.73	1.77	24,776	23
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Perspectives® Fund(5) (continued)
Class W
04-30-23+	9.13	0.17•	0.60	0.77	0.21	—	—	0.21	—	9.69	8.59	0.46	0.32	0.32	3.61	13,798	40
10-31-22	13.21	0.19•	(2.76)	(2.57)	0.69	0.82	—	1.51	—	9.13	(21.96)	0.42	0.33	0.33	1.81	13,922	46
10-31-21	12.06	0.17•	1.45	1.62	0.36	0.11	—	0.47	—	13.21	13.58	0.39	0.36	0.36	1.29	19,264	56
10-31-20	11.49	0.33•	0.79	1.12	0.29	0.26	—	0.55	—	12.06	10.13	0.48	0.33	0.33	2.85	32,837	112
10-31-19	11.10	0.24•	0.93	1.17	0.35	0.43	—	0.78	—	11.49	11.55	0.50	0.28	0.28	2.17	18,878	36
10-31-18	11.86	0.22•	(0.51)	(0.29)	0.40	0.07	—	0.47	—	11.10	(2.65)	0.48	0.23	0.23	1.90	11,844	23
Voya Multi-Manager International Small Cap Fund
Class A
04-30-23+	46.91	0.39•	8.17	8.56	1.15	—	—	1.15	—	54.32	18.44	1.63	1.53	1.53	1.50	50,761	36
10-31-22	72.04	1.02•	(18.33)	(17.31)	0.97	6.85	—	7.82	—	46.91	(26.58)	1.57	1.53	1.53	1.82	44,707	72
10-31-21	52.86	0.55•	19.43	19.98	0.80	—	—	0.80	—	72.04	38.09	1.60	1.53	1.53	0.81	65,656	79
10-31-20	51.61	0.31•	2.06	2.37	1.12	—	—	1.12	—	52.86	4.56	1.67	1.53	1.53	0.62	46,220	91
10-31-19	55.06	0.55	1.38	1.93	0.69	4.69	—	5.38	—	51.61	4.77	1.76	1.54	1.54	1.01	46,448	57
10-31-18	63.00	0.44•	(7.82)	(7.38)	0.56	—	—	0.56	—	55.06	(11.82)	1.78	1.58	1.58	0.70	53,086	46
Class C
04-30-23+	42.49	0.17•	7.39	7.56	1.13	—	—	1.13	—	48.92	17.99	2.38	2.28	2.28	0.72	2,362	36
10-31-22	66.20	0.57•	(16.72)	(16.15)	0.71	6.85	—	7.57	—	42.49	(27.12)	2.32	2.28	2.28	1.13	2,217	72
10-31-21	48.57	0.02•	17.93	17.95	0.32	—	—	0.32	—	66.20	37.07	2.35	2.28	2.28	0.03	2,864	79
10-31-20	47.47	(0.35)•	2.20	1.85	0.75	—	—	0.75	—	48.57	3.86	2.42	2.28	2.28	(0.73)	978	91
10-31-19	50.97	0.14•	1.29	1.43	0.24	4.69	—	4.93	—	47.47	3.99	2.51	2.29	2.29	0.30	7,575	57
10-31-18	58.29	(0.01)•	(7.24)	(7.25)	0.07	—	—	0.07	—	50.97	(12.45)	2.50	2.30	2.30	(0.02)	9,791	46
Class I
04-30-23+	46.73	0.50•	8.11	8.61	1.16	—	—	1.16	—	54.18	18.62	1.41	1.20	1.20	1.92	176,157	36
10-31-22	71.82	1.23•	(18.27)	(17.04)	1.20	6.85	—	8.05	—	46.73	(26.33)	1.29	1.20	1.20	2.25	126,178	72
10-31-21	52.68	0.78•	19.34	20.12	0.98	—	—	0.98	—	71.82	38.54	1.30	1.20	1.20	1.14	121,433	79
10-31-20	51.44	0.44•	2.10	2.54	1.30	—	—	1.30	—	52.68	4.91	1.35	1.20	1.20	0.88	54,488	91
10-31-19	54.99	0.75	1.30	2.05	0.91	4.69	—	5.60	—	51.44	5.10	1.46	1.21	1.21	1.45	72,771	57
10-31-18	62.99	0.73•	(7.87)	(7.14)	0.86	—	—	0.86	—	54.99	(11.49)	1.44	1.22	1.22	1.16	81,260	46
Class R6
02-28-23(4) - 04-30-23+	53.67	0.43•	0.07	0.50	—	—	—	—	—	54.17	1.82	2.07	1.20	1.20	5.59	3	36
Class W
04-30-23+	59.54	0.58•	10.39	10.97	1.15	—	—	1.15	—	69.36	18.59	1.38	1.28	1.28	1.74	28,089	36
10-31-22	89.20	1.47•	(23.16)	(21.69)	1.12	6.85	—	7.98	—	59.54	(26.40)	1.32	1.28	1.28	2.07	24,831	72
10-31-21	65.22	0.89•	24.00	24.89	0.91	—	—	0.91	—	89.20	38.44	1.35	1.28	1.28	1.06	34,019	79
10-31-20	63.40	0.50•	2.57	3.07	1.25	—	—	1.25	—	65.22	4.82	1.42	1.28	1.28	0.80	25,810	91
10-31-19	66.30	0.87	1.75	2.62	0.83	4.69	—	5.52	—	63.40	5.07	1.51	1.29	1.29	1.35	31,724	57
10-31-18	75.77	0.60•	(9.28)	(8.68)	0.79	—	—	0.79	—	66.30	(11.57)	1.50	1.30	1.30	0.79	30,608	46
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

(5)
Ratios do not include expenses of underlying funds.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are eleven separate active investment series, four of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya Global Bond Fund (“Global Bond”), Voya Global High Dividend Low Volatility Fund (“Global High Dividend Low Volatility”), Voya Global Perspectives® Fund (“Global Perspectives®”), and Voya Multi-Manager International Small Cap Fund (“Multi-Manager International Small Cap”). Each Fund is a diversified series of the Trust.
Each Fund offers at least five or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agent fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to all Funds except Multi-Manager International Small Cap. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a
Delaware limited liability company, serves as the principal underwriter to the Funds.
The investment companies in which certain Funds invest are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets,

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.
Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds and Underlying Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
At April 30, 2023, the maximum amount of loss that Global Bond and Multi-Manager International Small Cap would incur if its counterparties failed to perform would be $5,720,954 and $547, respectively, which represents the gross payments to be received on open OTC purchased options, forward premium swaptions and forward foreign currency contracts were they to be unwound as of April 30, 2023. To reduce the amount of potential loss to Global Bond, certain counterparties have pledged $2,480,000 (original par) in U.S. Treasuries for open OTC derivatives. Multi-Manager International Small Cap did not receive any cash collateral at April 30, 2023.
The Funds have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
Global Bond and Multi-Manager International Small Cap had a liability position of $6,749,104, and $487, respectively, on forward foreign currency contracts, forward premium swaptions, volatility swaps, and written OTC options with credit related contingent features. If a contingent feature would have been triggered as of April 30, 2023, Global Bond and Multi-Manager International Small Cap could have been required to pay this amount in cash to its counterparties. At April 30, 2023, Global Bond pledged $4,310,000 in cash collateral to certain counterparties for its open OTC derivative transactions. Multi-Manager International Small Cap did not pledge any cash collateral at April 30, 2023.
E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund and Underlying Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds and
Underlying Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Multi-Manager International Small Cap used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. Global Bond used forward foreign currency contracts primarily to gain currency exposure and to protect its non-U.S. dollar denominated holdings from adverse currency movements. The Funds had an average contract amount on forward foreign currency contracts to buy and sell as follows:
	Buy	Sell
Global Bond	$319,717,506	$210,801,294
Multi-Manager International Small Cap	129,453	135,556
Please refer to the tables within the Portfolio of Investments for Global Bond and Multi-Manager International Small Cap for open forward foreign currency contracts at April 30, 2023.
Each Fund and Underlying Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund and Underlying Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.
Upon entering into such a contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2023, Global Bond had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended April 30, 2023, Global Bond had an average notional value of $82,509,674 and $40,606,551 on futures contracts purchased and sold, respectively. Please refer to the table for Global Bond within the Portfolio of Investments for open futures contracts at April 30, 2023.
F. Options Contracts. The Funds may write call and put options on futures, interest rate caps and floors, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.
The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’
exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended April 30, 2023, Global Bond had written interest rate swaptions to generate income. Global Bond had an average notional amount of $102,570,667 on written interest rate swaptions. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at April 30, 2023.
During the period ended April 30, 2023, Global Bond had purchased and written foreign currency options to gain additional exposure to foreign currencies and to generate income. Global Bond had an average notional amount of $14,683,442 and $24,381,442 on purchased and written foreign currency options, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written foreign currency options at April 30, 2023.
During the period ended April 30, 2023, Global Bond had purchased and written forward premium swaptions to manage duration and yield curve exposures. Global Bond had an average notional amount of $20,667,993 and $36,533,612 on purchased and written forward premium swaptions, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written forward premium swaptions at April 30, 2023.
G. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statements of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
For the period ended April 30, 2023, Global Bond had purchased credit protection on credit default swap indices (“CDX”) with an average notional amount of $8,366,000 to hedge the credit risk associated with various sectors within the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. There were no open credit default swaps to buy protection at April 30, 2023.
Interest Rate Swap Agreements. Certain Funds may enter into interest rate swaps. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
For the period ended April 30, 2023, Global Bond has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $122,476,190.
For the period ended April 30, 2023, Global Bond has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $128,045,416.
Global Bond entered into interest rate swaps to manage its duration. Please refer to the table within the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at April 30, 2023.
At April 30, 2023, Global Bond had pledged $1,686,000 for open centrally cleared swaps.
Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
There were no open total return swaps at April 30, 2023.
Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.
For the period ended April 30, 2023, Global Bond entered into receiver volatility swaps on foreign currencies with an average notional amount of $6,547,000. Please refer to the tables within the Portfolio of Investments for open receiver volatility swaps at April 30, 2023.
H. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund, except for Global Bond and Global High Dividend Low Volatility, declares and pays dividends, if any, annually. Global Bond declares dividends daily and pays dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
I. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
As a result of several court cases, in certain countries across the European Union, Global High Dividend Low Volatility filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Income recognized, if any, for EU reclaims is reflected as other income in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by Global High Dividend Low Volatility, if any, reduce the amounts of foreign taxes the fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by Global High Dividend Low Volatility during the fiscal year exceed foreign withholding taxes paid, and Global High Dividend Low Volatility previously passed foreign tax credit on to its shareholders, Global High Dividend Low Volatility will enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated tax liability on behalf of the fund’s shareholders. During the year ended October 31, 2022, Global High Dividend Low Volatility received EU reclaims of $5,447,513, which were in excess of the foreign taxes paid during the year. Global High Dividend Low Volatility determined to enter into a closing agreement with the IRS and recorded the estimated fees of $3,550,000 as a reduction to income, during the year ended October 31, 2023. As of April 30, 2023, the closing agreement had not been finalized with the IRS and the estimated fees of $3,550,000 are still reflected in Other Accrued Expenses and Liabilities in the Statement of Assets and Liabilities.
Global High Dividend Low Volatility determined to enter into a closing agreement with the IRS and recorded the estimated fees as a reduction to income, as reflected in the Statement of Operations.
J. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1∕3% of its total assets (except Multi-Manager International Small Cap and Global High Dividend Low Volatility, which can each lend up to 30% of its total assets) to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks:

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

“investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
L. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. Delayed-Delivery or When-Issued Transactions. Each Fund may purchase or sell securities on a when-issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the
Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statements of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
N. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended April 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Global Bond	$69,230,292	$50,843,125
Global High Dividend Low Volatility	87,595,783	92,394,258
Global Perspectives®	47,282,729	50,417,552
Multi-Manager International Small Cap	106,410,790	82,839,417
U.S. government securities not included above were as follows:
	Purchases	Sales
Global Bond	$342,882,286	$332,045,186
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager International Small Cap, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.
Fund	As a Percentage of Average Daily Net Assets
Global Bond	0.50%
Global High Dividend Low Volatility	0.50%
Global Perspectives®	0.20% on affiliated Underlying Funds; 0.40% on unaffiliated Underlying Funds or other direct investments
Multi-Manager International Small Cap	1.00% on first $500 million; 0.95% on next $500 million; and 0.90% in excess of $1 billion
The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):
Fund	Sub-Adviser
Global Bond	Voya IM*
Global High Dividend Low Volatility	Voya IM*
Global Perspectives®	Voya IM*
Multi-Manager International Small Cap	Acadian Asset Management LLC and Victory Capital Management Inc.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:
Fund	Class A	Class C	Class R
Global Bond	0.25%	1.00%	0.50%
Global High Dividend Low Volatility	0.25%	1.00%	N/A
Global Perspectives®	0.25%	1.00%	0.50%
Multi-Manager International Small Cap	0.25%	1.00%	N/A
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2023, the Distributor retained the following amounts in sales charges from the following Funds:
	Class A	Class C
Initial Sales Charges:
Global Bond	$64	$—
Global High Dividend Low Volatility	1,069	—
Global Perspectives®	81	—
Multi-Manager International Small Cap	284	—
Contingent Deferred Sales Charges:
Global Bond	$—	$14
Global High Dividend Low Volatility	—	29
Global Perspectives®	—	590
Multi-Manager International Small Cap	593	29
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At April 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Global Perspectives Fund	Global Bond	6.57%
Voya Institutional Trust Company	Global Bond	5.60
	Global Perspectives®	84.40
The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2023, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:
Fund	Amount
Global Bond	$11,906
Global High Dividend Low Volatility	3,593
Global Perspectives®	50,810
Multi-Manager International Small Cap	21,250
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and, for each Fund except Global Perspectives®, acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class C	Class I	Class R	Class R6	Class W
Global Bond	0.90%	1.65%	0.65%	1.15%	0.65%	0.65%
Global High Dividend Low Volatility	0.85%	1.60%	0.60%	N/A	0.57%	0.60%
Global Perspectives®(1)	1.23%	1.98%	0.98%	1.48%	N/A	0.98%
Multi-Manager International Small Cap	1.95%	2.60%	1.40%	N/A	1.40%	1.60%

(1)
For Global Perspectives®, the operating expense limits shown take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

Pursuant to a side letter agreement, through March 1, 2024, the Investment Adviser has further lowered the expense limits of Multi-Manager International Small Cap to the levels listed below. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Fund	Class A	Class C	Class I	Class R6	Class W
Multi-Manager International Small Cap(2)	1.53%	2.28%	1.20%	1.20%	1.28%

(2)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of April 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	April 30,
	2024	2025	2026	Total
Global High Dividend Low Volatility	$246,509	$146,619	$165,988	$559,116
Global Perspectives®	66,632	44,527	94,847	206,006
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of April 30, 2023, are as follows:
	April 30,
	2024	2025	2026	Total
Global Bond
Class A	$41,519	$40,608	$44,772	$126,899
Class C	5,646	2,762	1,509	9,917
Class I	14,807	40,999	90,034	145,840
Class R	7,482	7,158	8,703	23,343
Class W	144,061	104,245	108,132	356,438
Global High Dividend Low Volatility
Class A	$170,833	$205,039	$188,313	$564,185
Class C	5,316	4,884	3,708	13,908
Class R6	134	446	356	936
Class W	2,737	3,327	2,956	9,020

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

	April 30,
	2024	2025	2026	Total
Global Perspectives®
Class A	$—	$22,352	$38,444	$60,796
Class C	—	1,363	1,127	2,490
Class R	—	7,514	8,369	15,883
Class W	—	9,218	6,793	16,011
The Expense Limitation Agreement is contractual through March 1, 2024, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 13, 2022, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the period ended April 30, 2023:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global Bond	1	$1,122,000	5.83%
Global Perspectives®	1	5,475,000	5.83
Multi-Manager International Small Cap	2	3,527,500	4.83

NOTE 9 — CAPITAL SHARES
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Bond
Class A
4/30/2023	87,008	—	57,505	(291,319)	(146,806)	645,003	—	424,529	(2,136,095)	(1,066,563)
10/31/2022	443,189	—	134,061	(956,515)	(379,265)	3,898,713	—	1,092,956	(7,992,154)	(3,000,485)
Class C
4/30/2023	2,475	—	1,353	(78,270)	(74,442)	18,036	—	9,939	(563,416)	(535,441)
10/31/2022	59,650	—	4,284	(251,140)	(187,206)	425,009	—	34,811	(2,271,017)	(1,811,197)
Class I
4/30/2023	2,308,321	—	303,182	(1,158,470)	1,453,033	17,074,105	—	2,228,353	(8,497,281)	10,805,177
10/31/2022	3,688,916	—	690,389	(6,255,490)	(1,876,185)	30,441,256	—	5,607,003	(50,868,069)	(14,819,810)
Class P(1)
4/30/2023	—	—	—	—	—	—	—	—	(90)	(90)
10/31/2022	1,699	—	552	(15,716)	(13,465)	13,000	—	4,603	(110,957)	(93,354)
Class P3(2)
4/30/2023	48,527	—	3,817	(523,505)	(471,161)	355,624	—	27,811	(3,875,468)	(3,492,033)
10/31/2022	249,217	—	19,313	(92,199)	176,331	2,083,157	—	154,337	(770,602)	1,466,892
Class R
4/30/2023	60,043	—	10,821	(49,019)	21,845	451,432	—	80,150	(361,751)	169,831
10/31/2022	44,762	—	23,262	(92,193)	(24,169)	378,922	—	189,475	(770,999)	(202,602)
Class R6
4/30/2023	2,942,412	—	218,536	(2,305,577)	855,371	21,893,294	—	1,610,713	(17,066,280)	6,437,727
10/31/2022	1,235,182	—	478,548	(1,814,897)	(101,167)	10,268,397	—	3,875,353	(14,647,424)	(503,674)
Class W
4/30/2023	3,158,206	—	149,220	(1,286,259)	2,021,167	23,162,192	—	1,083,250	(9,298,240)	14,947,202
10/31/2022	1,309,296	—	372,148	(3,752,897)	(2,071,453)	10,750,186	—	2,983,263	(29,820,282)	(16,086,833)
Global High Dividend Low Volatility
Class A
4/30/2023	55,695	—	81,004	(275,701)	(139,002)	2,211,649	—	3,210,340	(10,978,332)	(5,556,343)
10/31/2022	169,009	—	111,277	(452,048)	(171,762)	6,869,601	—	4,378,635	(18,254,168)	(7,005,932)
Class C
4/30/2023	10,169	—	1,946	(19,848)	(7,733)	375,639	—	71,452	(733,892)	(286,801)
10/31/2022	15,086	—	2,170	(58,678)	(41,422)	532,125	—	79,141	(2,238,280)	(1,627,014)

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global High Dividend Low Volatility (continued)
Class I
4/30/2023	199,466	—	22,659	(165,832)	56,293	7,911,873	—	906,470	(6,710,270)	2,108,073
10/31/2022	98,914	—	30,820	(361,749)	(232,015)	4,044,136	—	1,227,254	(14,870,079)	(9,598,689)
Class R6
4/30/2023	457	—	56	(976)	(463)	18,424	—	2,237	(39,723)	(19,062)
10/31/2022	98	—	80	(146)	32	3,870	—	3,180	(6,009)	1,041
Class W
4/30/2023	938	—	1,377	(7,363)	(5,048)	36,885	—	55,051	(298,299)	(206,363)
10/31/2022	3,451	—	2,096	(10,363)	(4,816)	142,505	—	83,340	(422,923)	(197,078)
Global Perspectives®
Class A
4/30/2023	391,939	—	170,391	(373,582)	188,748	3,706,099	—	1,560,778	(3,532,890)	1,733,987
10/31/2022	1,585,254	—	915,010	(913,302)	1,586,962	17,436,328	—	10,632,419	(9,198,620)	18,870,127
Class C
4/30/2023	6,612	—	1,872	(71,522)	(63,038)	61,694	—	17,072	(668,456)	(589,690)
10/31/2022	40,282	—	43,739	(164,430)	(80,409)	474,733	—	503,433	(1,683,503)	(705,337)
Class I
4/30/2023	11,997	—	9,880	(240,876)	(218,999)	112,930	—	90,895	(2,279,265)	(2,075,440)
10/31/2022	70,845	—	99,655	(327,606)	(157,106)	759,969	—	1,162,978	(3,423,022)	(1,500,075)
Class R
4/30/2023	24,661	—	32,231	(161,074)	(104,182)	232,380	—	295,241	(1,530,672)	(1,003,051)
10/31/2022	38,984	—	237,194	(346,364)	(70,186)	407,769	—	2,756,193	(3,640,888)	(476,926)
Class W
4/30/2023	93,285	—	33,719	(228,042)	(101,038)	894,896	—	311,232	(2,174,779)	(968,651)
10/31/2022	429,714	—	196,516	(559,876)	66,354	4,811,066	—	2,301,200	(6,044,818)	1,067,448
Multi-Manager International Small Cap
Class A
4/30/2023	38,306	—	20,279	(77,082)	(18,497)	2,022,226	—	1,019,127	(4,036,842)	(995,489)
10/31/2022	120,397	—	108,206	(186,938)	41,665	7,049,538	—	6,631,964	(10,530,250)	3,151,252
Class C
4/30/2023	2,105	—	1,175	(7,193)	(3,913)	95,477	—	53,352	(335,872)	(187,043)
10/31/2022	16,896	—	4,771	(12,746)	8,921	880,022	—	266,599	(720,054)	426,567
Class I
4/30/2023	930,000	—	60,177	(438,903)	551,274	48,592,233	—	3,012,782	(22,396,165)	29,208,850
10/31/2022	1,563,003	—	210,537	(764,153)	1,009,387	87,793,806	—	12,817,461	(41,850,285)	58,760,982
Class P3(3)
4/30/2023	—	—	—	—	—	2	—	—	—	2
10/31/2022	—	—	8	(71)	(63)	—	—	506	(3,628)	(3,122)
Class R6
2/28/2023(4) - 4/30/2023	56	—	—	(1)	55	3,053	—	—	(96)	2,957
Class W
4/30/2023	16,401	—	7,457	(35,913)	(12,055)	1,093,871	—	478,060	(2,364,820)	(792,889)
10/31/2022	48,055	—	39,787	(52,200)	35,642	3,625,454	—	3,088,243	(3,828,088)	2,885,609

(1)
Class P was fully redeemed on close of business September 29, 2022.

(2)
Class P3 was fully redeemed on close of business January 10, 2023.

(3)
Class P3 was fully redeemed on close of business September 9, 2022.

(4)
Commencement of operations on February 28, 2023.

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of April 30, 2023:
Global Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$392,755	$(392,755)	$—
BNP Paribas	190,809	(190,809)	—
BNP Paribas Prime Brokerage Intl Ltd	284,664	(284,664)	—
Citigroup Global Markets Inc.	261,176	(261,176)	—
Goldman, Sachs & Co. LLC	999,618	(999,618)	—
Jefferies LLC	52,191	(52,191)	—
J.P. Morgan Securities LLC	303,970	(303,970)	—
Morgan Stanley & Co. LLC	17,593	(17,593)	—
State Street Bank and Trust Company	43,933	(43,933)	—
TD Prime Services LLC	340,861	(340,861)	—
TD Securities (USA) Inc.	114,331	(114,331)	—
TD Securities INC	257,207	(257,207)	—
Truist Securities INC	22,977	(22,977)	—
UBS AG	62,208	(62,208)	—
US Bancorp Investments	92,118	(92,118)	—
Wells Fargo Bank NA	67,416	(67,416)	—
Total	$3,503,827	$(3,503,827)	$—

(1)
Cash collateral with a fair value of $3,602,513 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager International Small Cap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Arbitrage	$41,858	$(41,858)	$—
BofA Securities Inc	8,663	(8,663)	—
Citigroup Global Markets Inc.	40,080	(40,080)	—
Credit Suisse Securities (USA) LLC	153,398	(153,398)	—
Deutsche Bank Securities Inc.	127,832	(127,832)	—
HSBC Bank PLC	234,638	(234,638)	—
JP Morgan Securities Plc.	2,973	(2,973)	—
Morgan Stanley & Co. LLC	637,018	(637,018)	—
Total	$1,246,460	$(1,246,460)	$—

(1)
Cash collateral with a fair value of $1,374,609 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, swaps, capital loss carryforwards and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended October 31, 2022			Year Ended October 31, 2021
	Ordinary lncome	Long-term Capital Gains	Return of Capital	Ordinary lncome	Return of Capital
Global Bond	$—	$—	$14,067,899	$1,387,407	$17,044,734
Global High Dividend Low Volatility	6,651,653	—	—	6,258,263	—
Global Perspectives®	9,716,990	7,643,503	—	4,062,708	—
Multi Manager International Small Cap	10,886,297	13,284,528	—	2,055,811	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of October 31, 2022 were:
	Undistributed Ordinary lncome	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Other	Total Distributable Earnings/(Loss)
			Amount	Character	Expiration
Global Bond	$—	$(37,647,994)	$(7,369,211)	Short-term	None	$(5,493)	$(56,846,373)
			(11,823,675)	Long-term	None
			$(19,192,886)
Global High Dividend Low Volatility	1,735,975	4,577,966	(22,432,928)	Short-term	None	(254,703)	(25,413,186)
			(9,039,496)	Long-term	None
			$(31,472,424)*
Global Perspectives®	734,014	(30,255,097)	(1,340,557)	Short-term	None	—	(31,001,714)
			(140,074)	Long-term	None
			$(1,480,631)
Multi Manager International Small Cap	3,726,906	(36,240,339)	(4,678,996)	Short-term	None	(154,772)	(37,347,201)

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of April 30, 2023, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight
Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re- classification, as necessary) of a Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding a Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Funds’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund’s service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to April 30, 2023, the following Fund paid dividends and distributions per share of:
	Net Investment Income	Payable Date	Record Date
Global Bond
Class A	$0.0259	June 1, 2023	Daily
Class C	$0.0210	June 1, 2023	Daily
Class I	$0.0273	June 1, 2023	Daily
Class R	$0.0244	June 1, 2023	Daily
Class R6	$0.0276	June 1, 2023	Daily
Class W	$0.0270	June 1, 2023	Daily
Line of Credit Renewal: Effective June 12, 2023, the funds to which the Credit Agreement is available have entered into a renewed 364-Day Credit Agreement with BNY for an aggregate amount of $400,000,000 and will pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.9%
	Australia: 0.1%
127,000	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	$130,296	0.1
92,000 (1)	CSL Finance PLC, 4.050%, 04/27/2029	89,542	0.0
66,000 (1)	CSL Finance PLC, 4.750%, 04/27/2052	62,783	0.0
28,000 (1)	CSL Finance PLC, 4.950%, 04/27/2062	27,016	0.0
29,000 (1)	Northern Star Resources Ltd., 6.125%, 04/11/2033	28,929	0.0
		338,566	0.1
	Belgium: 0.1%
164,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	162,704	0.0
286,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	292,619	0.1
		455,323	0.1
	Bermuda: 0.0%
188,000 (1)	Triton Container International Ltd., 3.150%, 06/15/2031	149,242	0.0

	Brazil: 0.3%
400,000 (1)	Banco do Brasil SA/Cayman, 6.250%, 04/18/2030	398,200	0.1
425,000 (1)	Braskem Netherlands Finance BV, 7.250%, 02/13/2033	407,507	0.2
		805,707	0.3
	Canada: 0.7%
370,000 (2)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	328,432	0.1
59,000	Bank of Nova Scotia/The, 4.850%, 02/01/2030	58,966	0.0
115,000 (1)	Baytex Energy Corp., 8.500%, 04/30/2030	115,740	0.1
97,000	Brookfield Finance LLC / Brookfield Finance, Inc., 3.450%, 04/15/2050	66,664	0.0
324,000	Canadian Imperial Bank of Commerce, 3.945%, 08/04/2025	316,789	0.1
200,000 (1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	189,999	0.1
101,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	94,262	0.0
107,000	Enbridge, Inc., 5.700%, 03/08/2033	111,164	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Canada (continued)
76,000 (2)	Enbridge, Inc., 7.375%, 01/15/2083	$75,430	0.0
76,000 (2)	Enbridge, Inc., 7.625%, 01/15/2083	77,602	0.0
220,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	207,875	0.1
192,000 (1)	Intact Financial Corp., 5.459%, 09/22/2032	194,553	0.1
60,000	Magna International, Inc., 5.500%, 03/21/2033	62,241	0.0
26,000	Nutrien Ltd., 5.800%, 03/27/2053	27,032	0.0
36,000	Nutrien Ltd., 5.950%, 11/07/2025	37,102	0.0
225,000 (1)	Open Text Holdings, Inc., 4.125%, 12/01/2031	186,476	0.1
115,000 (3)	Royal Bank of Canada, 5.000%, 05/02/2033	115,129	0.0
		2,265,456	0.7
	Cayman Islands: 0.0%
114,750 (1)	Seagate HDD Cayman, 9.625%, 12/01/2032	125,958	0.0

	Chile: 0.2%
300,000 (1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	280,213	0.1
275,000 (1)	Corp Nacional del Cobre de Chile, 5.125%, 02/02/2033	279,193	0.1
		559,406	0.2
	Colombia: 0.2%
250,000	Ecopetrol SA, 6.875%, 04/29/2030	226,058	0.1
475,000	Ecopetrol SA, 8.875%, 01/13/2033	460,897	0.1
		686,955	0.2
	Denmark: 0.1%
215,000 (1)(2)	Danske Bank A/S, 3.244%, 12/20/2025	205,505	0.1

	France: 0.4%
231,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	230,525	0.1
215,000 (1)(2)	BNP Paribas SA, 3.052%, 01/13/2031	186,206	0.1
728,000 (1)	BPCE SA, 5.150%, 07/21/2024	714,737	0.2
		1,131,468	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	India: 0.1%
300,000 (1)	Reliance Industries Ltd., 2.875%, 01/12/2032	$251,494	0.1
300,000 (1)	Reliance Industries Ltd., 3.625%, 01/12/2052	215,290	0.0
		466,784	0.1
	Indonesia: 0.3%
350,000 (1)	Pertamina Persero PT, 2.300%, 02/09/2031	290,444	0.1
200,000 (1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	186,106	0.1
425,000 (1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	429,380	0.1
		905,930	0.3
	Ireland: 0.0%
81,000	Trane Technologies Financing Ltd., 5.250%, 03/03/2033	84,190	0.0

	Israel: 0.1%
300,000	Bank Hapoalim, 3.255%, 01/21/2032	251,735	0.1

	Italy: 0.1%
250,000	Telecom Italia Capital SA, 7.721%, 06/04/2038	234,023	0.1

	Japan: 0.1%
400,000 (2)	Mitsubishi UFJ Financial Group, Inc., 5.441%, 02/22/2034	406,487	0.1

	Kuwait: 0.1%
200,000 (1)	Equate Petrochemical BV, 2.625%, 04/28/2028	177,526	0.1

	Luxembourg: 0.0%
93,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	93,925	0.0

	Malaysia: 0.1%
500,000 (1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	474,299	0.1

	Mexico: 0.4%
475,000	Petroleos Mexicanos, 5.950%, 01/28/2031	351,418	0.1
387,000	Petroleos Mexicanos, 6.700%, 02/16/2032	298,192	0.1
675,000 (1)(3)	Petroleos Mexicanos, 10.000%, 02/07/2033	627,490	0.2
		1,277,100	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Netherlands: 0.3%
355,000	ING Groep NV, 4.050%, 04/09/2029	$339,754	0.1
207,000 (1)	OCI NV, 6.700%, 03/16/2033	204,949	0.1
290,000 (1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	272,213	0.1
		816,916	0.3
	Norway: 0.0%
56,000	Equinor ASA, 3.125%, 04/06/2030	52,638	0.0

	Panama: 0.2%
250,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	217,102	0.1
500,000 (1)	Banco Nacional de Panama, 2.500%, 08/11/2030	399,125	0.1
		616,227	0.2
	Peru: 0.1%
300,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	259,096	0.1

	Saudi Arabia: 0.2%
325,000 (1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	281,032	0.1
200,000 (1)	Greensaif Pipelines Bidco Sarl, 6.129%, 02/23/2038	210,475	0.1
		491,507	0.2
	South Korea: 0.1%
225,000 (1)	POSCO, 4.500%, 08/04/2027	222,361	0.1

	Spain: 0.0%
200,000 (2)	Banco Santander SA, 3.225%, 11/22/2032	160,033	0.0

	Switzerland: 0.4%
456,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	437,760	0.1
250,000	Credit Suisse AG/New York NY, 1.250%, 08/07/2026	214,301	0.1
250,000 (1)(2)	Credit Suisse Group AG, 9.016%, 11/15/2033	297,293	0.1
200,000 (1)(2)	UBS Group AG, 4.751%, 05/12/2028	193,032	0.1
		1,142,386	0.4
	Thailand: 0.1%
450,000 (1)	GC Treasury Center Co. Ltd., 2.980%, 03/18/2031	376,209	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United Arab Emirates: 0.2%
310,485 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	$269,757	0.1
284,955 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	234,353	0.1
		504,110	0.2
	United Kingdom: 1.2%
600,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	586,063	0.2
500,000 (2)	HSBC Holdings PLC, 1.162%, 11/22/2024	486,593	0.1
217,000 (2)	HSBC Holdings PLC, 2.999%, 03/10/2026	206,689	0.1
200,000 (2)	HSBC Holdings PLC, 6.332%, 03/09/2044	211,000	0.1
200,000 (2)	Lloyds Banking Group PLC, 5.871%, 03/06/2029	204,350	0.1
324,000 (2)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	297,108	0.1
240,000 (1)	LSEGA Financing PLC, 3.200%, 04/06/2041	185,460	0.1
80,000	Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	82,682	0.0
86,000	Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	88,723	0.0
750,000	Royalty Pharma PLC, 1.200%, 09/02/2025	684,135	0.2
458,000	Royalty Pharma PLC, 1.750%, 09/02/2027	401,835	0.1
109,000	Royalty Pharma PLC, 3.550%, 09/02/2050	75,010	0.0
245,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	209,052	0.1
50,000	Vodafone Group PLC, 5.750%, 02/10/2063	49,558	0.0
		3,768,258	1.2
	United States: 18.7%
107,000	AbbVie, Inc., 3.200%, 11/21/2029	98,922	0.0
750,000	AbbVie, Inc., 3.800%, 03/15/2025	737,587	0.2
8,000	AbbVie, Inc., 4.050%, 11/21/2039	7,081	0.0
14,000	AbbVie, Inc., 4.250%, 11/21/2049	12,283	0.0
5,000	AbbVie, Inc., 4.300%, 05/14/2036	4,738	0.0
225,000 (1)	ADT Security Corp./The, 4.125%, 08/01/2029	195,722	0.1
289,000	Advance Auto Parts, Inc., 3.900%, 04/15/2030	265,294	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
170,000 (3)	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	$165,133	0.1
170,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	158,478	0.1
381,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	368,533	0.1
230,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	204,026	0.1
12,000	Alexandria Real Estate Equities, Inc., 3.550%, 03/15/2052	8,493	0.0
11,000	Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	10,086	0.0
82,000	Alleghany Corp., 3.250%, 08/15/2051	59,667	0.0
72,000	Alleghany Corp., 3.625%, 05/15/2030	68,695	0.0
3,000	Alleghany Corp., 4.900%, 09/15/2044	2,883	0.0
235,000 (1)	Allison Transmission, Inc., 3.750%, 01/30/2031	200,865	0.1
49,000	Allstate Corp./The, 1.450%, 12/15/2030	38,865	0.0
84,000	Allstate Corp./The, 5.250%, 03/30/2033	85,651	0.0
193,000	Altria Group, Inc., 4.500%, 05/02/2043	156,894	0.1
130,000	Amazon.com, Inc., 2.100%, 05/12/2031	111,697	0.0
326,000	Amazon.com, Inc., 2.875%, 05/12/2041	256,289	0.1
89,000	Amazon.com, Inc., 3.600%, 04/13/2032	84,662	0.0
61,000	Amazon.com, Inc., 4.100%, 04/13/2062	53,143	0.0
80,000	Amazon.com, Inc., 4.550%, 12/01/2027	81,493	0.0
83,567	American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	77,216	0.0
33,817	American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 12/15/2029	29,563	0.0
462,264	American Airlines 2021-1 Class A Pass Through Trust, 2.875%, 01/11/2036	387,910	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
87,000	American Electric Power Co., Inc., 3.250%, 03/01/2050	$61,603	0.0
74,000 (2)	American Electric Power Co., Inc., 3.875%, 02/15/2062	59,594	0.0
54,000	American Electric Power Co., Inc., 5.625%, 03/01/2033	56,602	0.0
88,000 (2)	American Express Co., 4.420%, 08/03/2033	84,661	0.0
85,000 (2)	American Express Co., 4.990%, 05/01/2026	85,010	0.0
85,000 (2)	American Express Co., 5.043%, 05/01/2034	85,274	0.0
107,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	93,626	0.0
50,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	38,924	0.0
99,000	American Honda Finance Corp., 4.700%, 01/12/2028	100,539	0.0
448,000	American International Group, Inc., 4.750%, 04/01/2048	408,089	0.1
603,000	American Tower Corp., 2.750%, 01/15/2027	559,234	0.2
72,000	American Tower Corp., 3.650%, 03/15/2027	68,937	0.0
98,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	82,937	0.0
15,000	Amgen, Inc., 2.770%, 09/01/2053	9,621	0.0
86,000	Amgen, Inc., 5.250%, 03/02/2033	88,521	0.0
184,000	Amgen, Inc., 5.600%, 03/02/2043	189,480	0.1
103,000	Amgen, Inc., 5.650%, 03/02/2053	106,787	0.0
71,000	Amgen, Inc., 5.750%, 03/02/2063	73,597	0.0
245,000 (1)(3)	ANGI Group LLC, 3.875%, 08/15/2028	192,015	0.1
135,000 (1)(3)	Antero Resources Corp., 5.375%, 03/01/2030	126,615	0.1
390,000	Apache Corp., 5.100%, 09/01/2040	334,780	0.1
21,000	Apple, Inc., 1.650%, 02/08/2031	17,749	0.0
67,000	Apple, Inc., 2.850%, 08/05/2061	46,239	0.0
29,000	Apple, Inc., 4.100%, 08/08/2062	25,758	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
86,000	Arthur J Gallagher & Co., 5.750%, 03/02/2053	$88,476	0.0
210,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	186,614	0.1
46,000	Astrazeneca Finance LLC, 4.900%, 03/03/2030	47,574	0.0
87,000	AT&T, Inc., 3.500%, 09/15/2053	62,458	0.0
41,000	AT&T, Inc., 3.650%, 09/15/2059	29,037	0.0
171,000 (3)	AutoZone, Inc., 4.750%, 02/01/2033	170,006	0.1
83,000 (1)	Aviation Capital Group LLC, 6.250%, 04/15/2028	83,797	0.0
76,000	Avnet, Inc., 5.500%, 06/01/2032	73,815	0.0
60,000	Avnet, Inc., 6.250%, 03/15/2028	61,611	0.0
180,000 (2)	Bank of America Corp., 1.197%, 10/24/2026	162,924	0.1
366,000 (2)	Bank of America Corp., 1.734%, 07/22/2027	328,142	0.1
86,000 (2)	Bank of America Corp., 2.087%, 06/14/2029	74,362	0.0
284,000 (2)	Bank of America Corp., 2.299%, 07/21/2032	229,301	0.1
468,000 (2)	Bank of America Corp., 2.482%, 09/21/2036	357,944	0.1
175,000 (2)	Bank of America Corp., 2.572%, 10/20/2032	143,801	0.1
286,000 (2)	Bank of America Corp., 2.651%, 03/11/2032	238,546	0.1
957,000 (2)	Bank of America Corp., 2.687%, 04/22/2032	800,302	0.3
247,000 (2)	Bank of America Corp., 3.419%, 12/20/2028	229,493	0.1
130,000 (2)	Bank of America Corp., 3.593%, 07/21/2028	122,373	0.1
267,000 (2)	Bank of America Corp., 3.846%, 03/08/2037	231,236	0.1
465,000 (2)	Bank of America Corp., 3.864%, 07/23/2024	463,015	0.2
84,000 (2)	Bank of America Corp., 4.083%, 03/20/2051	70,608	0.0
103,000 (2)	Bank of America Corp., 4.375%, 12/31/2199	88,065	0.0
200,000 (2)	Bank of America Corp., 4.571%, 04/27/2033	190,926	0.1
73,000 (2)	Bank of America Corp., 5.202%, 04/25/2029	73,529	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
347,000 (2)	Bank of America Corp., 5.288%, 04/25/2034	$349,595	0.1
79,000 (2)(3)	Bank of America Corp., 6.125%, 12/31/2199	76,793	0.0
154,000 (2)(3)	Bank of New York Mellon Corp./The, 4.967%, 04/26/2034	155,318	0.1
225,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	200,565	0.1
99,000	Becton Dickinson & Co., 4.693%, 02/13/2028	100,196	0.0
552,000	Berry Global, Inc., 1.650%, 01/15/2027	485,061	0.2
37,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	28,404	0.0
252,000 (1)	Blackstone Holdings Finance Co. LLC, 6.200%, 04/22/2033	263,048	0.1
448,000	Boeing Co/The, 3.625%, 02/01/2031	410,201	0.1
88,000	Boeing Co/The, 5.150%, 05/01/2030	88,718	0.0
18,000	Boeing Co/The, 5.805%, 05/01/2050	17,925	0.0
37,000	Boeing Co/The, 5.930%, 05/01/2060	36,613	0.0
101,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	71,042	0.0
35,000	Bristol-Myers Squibb Co., 3.700%, 03/15/2052	29,069	0.0
195,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	178,143	0.1
215,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	201,110	0.1
90,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	77,035	0.0
35,000	Burlington Northern Santa Fe LLC, 4.050%, 06/15/2048	30,895	0.0
93,000	Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	87,681	0.0
15,000	Burlington Northern Santa Fe LLC, 4.550%, 09/01/2044	14,245	0.0
49,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	39,890	0.0
47,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	40,329	0.0
124,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	103,059	0.0
15,000 (1)	Cargill, Inc., 4.375%, 04/22/2052	13,621	0.0
267,000	Centene Corp., 3.000%, 10/15/2030	227,822	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
135,000	Centene Corp., 4.625%, 12/15/2029	$127,359	0.1
99,000	CenterPoint Energy, Inc., 4.250%, 11/01/2028	95,060	0.0
185,000	Central Garden & Pet Co., 4.125%, 10/15/2030	158,774	0.1
89,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	74,712	0.0
71,000	Chubb INA Holdings, Inc., 1.375%, 09/15/2030	57,700	0.0
67,000	Chubb INA Holdings, Inc., 2.850%, 12/15/2051	47,341	0.0
28,000	Chubb INA Holdings, Inc., 3.050%, 12/15/2061	19,365	0.0
447,000	Cigna Corp., 3.050%, 10/15/2027	421,782	0.1
101,000	Cigna Corp., 4.800%, 08/15/2038	98,095	0.0
40,000	Cigna Group/The, 5.400%, 03/15/2033	41,617	0.0
296,000 (1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	280,090	0.1
205,000 (1)	Cleveland-Cliffs, Inc., 6.750%, 04/15/2030	199,513	0.1
73,000	Comcast Corp., 1.950%, 01/15/2031	61,142	0.0
193,000	Comcast Corp., 3.750%, 04/01/2040	166,768	0.1
103,000	Comcast Corp., 4.250%, 01/15/2033	100,884	0.0
67,000	Comcast Corp., 5.350%, 11/15/2027	69,780	0.0
80,000	Comcast Corp., 5.650%, 06/15/2035	86,529	0.0
102,000	Connecticut Light and Power Co/The, 5.250%, 01/15/2053	107,120	0.0
35,000	Constellation Brands, Inc., 4.900%, 05/01/2033	35,157	0.0
169,000 (1)	Corebridge Financial, Inc., 3.850%, 04/05/2029	154,212	0.1
103,000 (1)	Corebridge Financial, Inc., 3.900%, 04/05/2032	90,679	0.0
239,000 (1)(2)	Corebridge Financial, Inc., 6.875%, 12/15/2052	216,829	0.1
200,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	192,181	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
59,000	Crown Castle International Corp., 4.150%, 07/01/2050	$47,732	0.0
51,000	Crown Castle, Inc., 2.900%, 03/15/2027	47,605	0.0
28,000	Crown Castle, Inc., 4.800%, 09/01/2028	28,050	0.0
200,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	102,249	0.0
25,000	CSX Corp., 4.500%, 11/15/2052	23,034	0.0
81,000	CSX Corp., 4.500%, 08/01/2054	73,399	0.0
122,000	Cummins, Inc., 1.500%, 09/01/2030	101,088	0.0
9,000	CVS Health Corp., 3.250%, 08/15/2029	8,295	0.0
5,000	CVS Health Corp., 4.125%, 04/01/2040	4,285	0.0
4,000	CVS Health Corp., 5.125%, 07/20/2045	3,787	0.0
80,000	Dana, Inc., 5.625%, 06/15/2028	73,898	0.0
220,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	191,833	0.1
110,000	Deere & Co., 3.100%, 04/15/2030	102,595	0.0
176,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	181,194	0.1
129,023	Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	127,933	0.1
175,000 (3)	Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/2028	165,144	0.1
70,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	55,346	0.0
100,000	Diamondback Energy, Inc., 6.250%, 03/15/2033	106,716	0.0
33,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	34,541	0.0
92,000	Discovery Communications LLC, 5.300%, 05/15/2049	75,320	0.0
70,000	DISH DBS Corp., 5.125%, 06/01/2029	32,351	0.0
32,000	Dollar General Corp., 3.500%, 04/03/2030	29,622	0.0
181,000 (2)	Dominion Energy, Inc., 4.350%, 12/31/2199	152,945	0.1
99,000 (2)	Dominion Energy, Inc., 4.650%, 12/31/2199	86,544	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
134,000	Dominion Energy, Inc., 5.375%, 11/15/2032	$137,596	0.1
225,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	195,959	0.1
305,000	DTE Electric Co., 2.250%, 03/01/2030	266,193	0.1
112,000	DTE Electric Co., 4.300%, 07/01/2044	100,393	0.0
25,000	DTE Electric Co., 5.400%, 04/01/2053	26,511	0.0
12,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	9,921	0.0
3,000	Duke Energy Carolinas LLC, 3.875%, 03/15/2046	2,494	0.0
3,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	2,709	0.0
27,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	28,384	0.0
921,000	Duke Energy Corp., 2.650%, 09/01/2026	865,231	0.3
107,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	90,628	0.0
54,000	Duke Energy Florida LLC, 5.950%, 11/15/2052	61,602	0.0
46,000	Duke Energy Indiana LLC, 5.400%, 04/01/2053	47,637	0.0
5,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	3,926	0.0
29,000	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	30,129	0.0
21,000	Duke Energy Ohio, Inc., 5.650%, 04/01/2053	22,344	0.0
13,000	Duke Energy Progress LLC, 4.000%, 04/01/2052	11,012	0.0
3,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	2,618	0.0
41,000	Ecolab, Inc., 2.750%, 08/18/2055	26,581	0.0
43,000	Elevance Health, Inc., 4.900%, 02/08/2026	42,943	0.0
48,000	Eli Lilly & Co., 4.875%, 02/27/2053	50,213	0.0
48,000	Eli Lilly & Co., 4.950%, 02/27/2063	50,167	0.0
134,000	Energy Transfer L.P., 4.250%, 04/01/2024	132,330	0.1
969,000	Energy Transfer L.P., 4.900%, 02/01/2024	963,207	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
56,000	Energy Transfer L.P., 5.300%, 04/15/2047	$49,148	0.0
375,000	Energy Transfer L.P., 5.400%, 10/01/2047	334,474	0.1
66,000	Energy Transfer L.P., 5.750%, 02/15/2033	67,377	0.0
286,000	Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	284,279	0.1
215,000 (1)	EnLink Midstream LLC, 6.500%, 09/01/2030	217,406	0.1
14,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	10,448	0.0
41,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	35,597	0.0
34,000	Entergy Arkansas LLC, 5.150%, 01/15/2033	35,248	0.0
180,000	Entergy Corp., 2.800%, 06/15/2030	158,347	0.1
47,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	36,732	0.0
64,000 (1)	ERAC USA Finance LLC, 5.400%, 05/01/2053	64,544	0.0
135,000	Essential Utilities, Inc., 2.704%, 04/15/2030	117,618	0.0
78,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	57,039	0.0
74,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	64,278	0.0
90,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	95,419	0.0
106,000	Eversource Energy, 1.400%, 08/15/2026	95,482	0.0
122,000	Eversource Energy, 2.900%, 03/01/2027	114,985	0.0
69,000	Eversource Energy, 5.450%, 03/01/2028	71,602	0.0
112,000	Exelon Corp., 5.150%, 03/15/2028	114,552	0.0
50,000	Exelon Corp., 5.600%, 03/15/2053	51,530	0.0
126,000	Extra Space Storage L.P., 2.350%, 03/15/2032	100,375	0.0
66,000	Exxon Mobil Corp., 2.995%, 08/16/2039	53,601	0.0
153,000	Exxon Mobil Corp., 3.452%, 04/15/2051	122,824	0.1
61,000 (3)	FedEx Corp., 5.250%, 05/15/2050	59,620	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
250,000	First Horizon Bank, 5.750%, 05/01/2030	$236,466	0.1
16,000	Florida Power & Light Co., 2.875%, 12/04/2051	11,439	0.0
108,000	Florida Power & Light Co., 4.125%, 02/01/2042	97,364	0.0
200,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	186,677	0.1
260,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	242,104	0.1
185,000 (1)	GCI LLC, 4.750%, 10/15/2028	158,341	0.1
284,000 (3)	General Mills, Inc., 2.875%, 04/15/2030	258,443	0.1
344,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	343,933	0.1
45,000	General Motors Financial Co., Inc., 5.850%, 04/06/2030	45,008	0.0
200,000 (1)(3)	Gray Television, Inc., 7.000%, 05/15/2027	162,229	0.1
230,000 (1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	199,556	0.1
52,000 (1)	Harley-Davidson Financial Services, Inc., 6.500%, 03/10/2028	52,579	0.0
51,000	HCA, Inc., 2.375%, 07/15/2031	41,670	0.0
27,000 (1)	HCA, Inc., 3.125%, 03/15/2027	25,376	0.0
906,000	HCA, Inc., 4.125%, 06/15/2029	859,401	0.3
2,000 (1)	HCA, Inc., 4.375%, 03/15/2042	1,680	0.0
11,000 (1)	HCA, Inc., 4.625%, 03/15/2052	9,138	0.0
167,000	HCA, Inc., 5.250%, 04/15/2025	167,449	0.1
245,000	HCA, Inc., 5.375%, 09/01/2026	246,913	0.1
175,000	Healthpeak OP LLC, 3.000%, 01/15/2030	154,772	0.1
200,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	185,075	0.1
76,000 (3)	HP, Inc., 2.650%, 06/17/2031	61,928	0.0
64,000	Idaho Power Co., 5.500%, 03/15/2053	68,073	0.0
230,000 (1)	Ingevity Corp., 3.875%, 11/01/2028	202,081	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
64,000	Intel Corp., 3.750%, 08/05/2027	$62,694	0.0
86,000	Intel Corp., 5.125%, 02/10/2030	88,133	0.0
34,000	Intel Corp., 5.900%, 02/10/2063	35,077	0.0
69,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	58,633	0.0
192,000	Intercontinental Exchange, Inc., 4.600%, 03/15/2033	191,512	0.1
86,000	International Business Machines Corp., 4.150%, 07/27/2027	85,404	0.0
50,000	Interstate Power and Light Co., 3.100%, 11/30/2051	34,270	0.0
224,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	207,459	0.1
87,000	John Deere Capital Corp., 4.750%, 01/20/2028	89,085	0.0
135,000	Johnson & Johnson, 3.625%, 03/03/2037	126,491	0.1
447,000 (2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	398,299	0.1
138,000 (2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	125,112	0.1
230,000 (2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	206,737	0.1
55,000 (2)	JPMorgan Chase & Co., 2.595%, 02/24/2026	52,390	0.0
386,000 (2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	359,388	0.1
919,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	872,693	0.3
691,000 (2)	JPMorgan Chase & Co., 3.782%, 02/01/2028	663,712	0.2
530,000 (2)	JPMorgan Chase & Co., 6.000%, 12/31/2199	526,555	0.2
33,000	Kentucky Utilities Co., 5.450%, 04/15/2033	34,493	0.0
115,000 (1)	Kenvue, Inc., 4.900%, 03/22/2033	119,147	0.0
48,000 (1)	Kenvue, Inc., 5.050%, 03/22/2028	49,732	0.0
81,000 (1)	Kenvue, Inc., 5.050%, 03/22/2053	84,158	0.0
98,000 (1)	Kenvue, Inc., 5.100%, 03/22/2043	101,663	0.0
72,000 (1)	Kenvue, Inc., 5.200%, 03/22/2063	74,981	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
227,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	$224,720	0.1
44,000	Kinder Morgan, Inc., 5.200%, 06/01/2033	43,700	0.0
62,000	KLA Corp., 5.250%, 07/15/2062	63,142	0.0
166,000	Kraft Heinz Foods Co., 4.625%, 10/01/2039	153,097	0.1
102,000	Kraft Heinz Foods Co., 6.875%, 01/26/2039	116,696	0.0
220,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	174,298	0.1
210,000 (1)	Lamb Weston Holdings, Inc., 4.375%, 01/31/2032	191,785	0.1
50,000 (1)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	47,636	0.0
45,000	Lockheed Martin Corp., 5.250%, 01/15/2033	48,113	0.0
68,000	Lockheed Martin Corp., 5.700%, 11/15/2054	76,939	0.0
32,000	Lockheed Martin Corp., 5.900%, 11/15/2063	37,428	0.0
33,000	Louisville Gas and Electric Co., 5.450%, 04/15/2033	34,453	0.0
73,000	Lowe’s Cos, Inc., 4.250%, 04/01/2052	60,286	0.0
46,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	37,853	0.0
46,000	Lowe’s Cos, Inc., 5.750%, 07/01/2053	46,982	0.0
35,000	Lowe’s Cos, Inc., 5.850%, 04/01/2063	35,252	0.0
19,000	LYB International Finance III LLC, 3.625%, 04/01/2051	13,502	0.0
225,000	Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	161,614	0.1
154,000 (1)	Mars, Inc., 2.375%, 07/16/2040	109,777	0.0
19,000 (1)	Mars, Inc., 4.750%, 04/20/2033	19,230	0.0
225,000 (1)(3)	Match Group Holdings II LLC, 3.625%, 10/01/2031	184,066	0.1
74,000	McKesson Corp., 5.250%, 02/15/2026	74,047	0.0
225,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	197,067	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
55,000	Meta Platforms, Inc., 3.500%, 08/15/2027	$53,417	0.0
124,000	Meta Platforms, Inc., 4.450%, 08/15/2052	109,438	0.0
28,000	Meta Platforms, Inc., 4.650%, 08/15/2062	24,848	0.0
428,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	414,666	0.1
154,000 (1)	Metropolitan Life Global Funding I, 5.150%, 03/28/2033	156,507	0.1
67,000	Mid-America Apartments L.P., 2.750%, 03/15/2030	58,857	0.0
193,000	Mississippi Power Co., 4.250%, 03/15/2042	166,962	0.1
190,000 (2)	Morgan Stanley, 0.791%, 01/22/2025	183,288	0.1
250,000 (2)	Morgan Stanley, 1.164%, 10/21/2025	234,116	0.1
118,000 (2)	Morgan Stanley, 1.512%, 07/20/2027	104,915	0.0
436,000 (2)	Morgan Stanley, 1.593%, 05/04/2027	392,394	0.1
123,000 (2)	Morgan Stanley, 2.720%, 07/22/2025	118,695	0.0
1,090,000	Morgan Stanley, 3.125%, 07/27/2026	1,037,121	0.3
47,000 (2)	Morgan Stanley, 3.591%, 07/22/2028	44,576	0.0
545,000	Morgan Stanley, 4.100%, 05/22/2023	544,424	0.2
94,000 (2)	Morgan Stanley, 5.164%, 04/20/2029	94,734	0.0
390,000 (2)	Morgan Stanley, 5.250%, 04/21/2034	394,592	0.1
341,000 (2)	Morgan Stanley, 5.297%, 04/20/2037	325,121	0.1
344,000 (2)	Morgan Stanley, 5.948%, 01/19/2038	346,206	0.1
36,000 (2)	Morgan Stanley, 6.296%, 10/18/2028	37,841	0.0
470,000 (2)	Morgan Stanley, 6.342%, 10/18/2033	511,370	0.2
366,000	MPLX L.P., 4.000%, 03/15/2028	353,828	0.1
215,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	147,212	0.1
500,000	Mylan, Inc., 4.200%, 11/29/2023	494,883	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
155,000	Mylan, Inc., 5.200%, 04/15/2048	$119,374	0.1
286,000	National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	277,644	0.1
95,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	91,064	0.0
59,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	63,609	0.0
200,000	Navient Corp., 5.000%, 03/15/2027	180,375	0.1
169,000 (1)(3)	Nestle Holdings, Inc., 1.250%, 09/15/2030	137,706	0.1
161,000 (1)	Nestle Holdings, Inc., 4.125%, 10/01/2027	161,490	0.1
148,000 (1)	New York Life Global Funding, 4.550%, 01/28/2033	147,228	0.1
96,000	NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	95,117	0.0
50,000	NextEra Energy Capital Holdings, Inc., 5.050%, 02/28/2033	50,572	0.0
115,000	NextEra Energy Capital Holdings, Inc., 5.250%, 02/28/2053	113,948	0.0
103,000	NextEra Energy Capital Holdings, Inc., 6.051%, 03/01/2025	104,764	0.0
149,000	Northern States Power Co/MN, 3.600%, 09/15/2047	122,241	0.1
309,000	Northern Trust Corp., 6.125%, 11/02/2032	330,759	0.1
57,000	Northrop Grumman Corp., 4.950%, 03/15/2053	56,385	0.0
190,000 (1)	Novelis Corp., 4.750%, 01/30/2030	172,214	0.1
60,000	Nucor Corp., 4.300%, 05/23/2027	59,760	0.0
50,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	33,397	0.0
200,000	Olin Corp., 5.000%, 02/01/2030	186,988	0.1
55,000	OneMain Finance Corp., 4.000%, 09/15/2030	41,599	0.0
291,000	Oracle Corp., 2.800%, 04/01/2027	271,249	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
504,000	Oracle Corp., 2.950%, 05/15/2025	$485,770	0.2
13,000	Oracle Corp., 3.600%, 04/01/2050	9,256	0.0
166,000	Oracle Corp., 3.800%, 11/15/2037	139,050	0.1
43,000	Oracle Corp., 3.950%, 03/25/2051	32,509	0.0
72,000	Oracle Corp., 6.150%, 11/09/2029	76,435	0.0
49,000	Oracle Corp., 6.900%, 11/09/2052	54,965	0.0
44,000	O’Reilly Automotive, Inc., 3.600%, 09/01/2027	42,702	0.0
106,000	O’Reilly Automotive, Inc., 4.350%, 06/01/2028	105,506	0.0
250,000 (1)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 04/30/2028	230,287	0.1
31,000	Ovintiv, Inc., 6.500%, 08/15/2034	31,788	0.0
52,000	Ovintiv, Inc., 7.375%, 11/01/2031	56,694	0.0
27,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	20,071	0.0
22,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	16,495	0.0
36,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	28,242	0.0
48,000	Pacific Gas and Electric Co., 6.750%, 01/15/2053	49,232	0.0
106,000	PacifiCorp, 5.350%, 12/01/2053	110,561	0.0
224,000	Paramount Global, 4.375%, 03/15/2043	160,160	0.1
88,000 (3)	Paramount Global, 4.950%, 01/15/2031	81,804	0.0
77,000 (3)	Paramount Global, 4.950%, 05/19/2050	58,317	0.0
9,000	Paramount Global, 5.250%, 04/01/2044	7,124	0.0
29,000	Paramount Global, 5.850%, 09/01/2043	24,869	0.0
231,000 (2)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	194,415	0.1
48,000	PayPal Holdings, Inc., 2.300%, 06/01/2030	41,333	0.0
12,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	10,904	0.0
7,000 (3)	PayPal Holdings, Inc., 4.400%, 06/01/2032	6,874	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
16,000	PayPal Holdings, Inc., 5.050%, 06/01/2052	$15,399	0.0
106,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	102,333	0.0
56,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	56,311	0.0
257,000	Philip Morris International, Inc., 5.375%, 02/15/2033	262,298	0.1
84,000	Phillips 66, 3.850%, 04/09/2025	82,335	0.0
301,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	294,037	0.1
81,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	65,880	0.0
53,000 (2)(3)	PNC Financial Services Group, Inc./The, 6.000%, 12/31/2199	49,290	0.0
321,000 (2)	PNC Financial Services Group, Inc./The, 6.250%, 12/31/2199	294,999	0.1
200,000 (1)	Post Holdings, Inc., 5.500%, 12/15/2029	190,408	0.1
73,000	PPL Electric Utilities Corp., 5.250%, 05/15/2053	76,167	0.0
225,000 (1)	Prestige Brands, Inc., 3.750%, 04/01/2031	190,903	0.1
230,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	203,050	0.1
40,000	Principal Financial Group, Inc., 5.375%, 03/15/2033	40,719	0.0
38,000	Principal Financial Group, Inc., 5.500%, 03/15/2053	36,978	0.0
43,000	Prologis L.P., 2.250%, 01/15/2032	35,606	0.0
40,000	Prologis L.P., 4.750%, 06/15/2033	40,104	0.0
33,000	Prologis L.P., 5.250%, 06/15/2053	33,106	0.0
50,000	Public Service Co. of Colorado, 5.250%, 04/01/2053	51,508	0.0
31,000	Public Service Co. of New Hampshire, 5.150%, 01/15/2053	32,217	0.0
21,000	Public Service Electric and Gas Co., 5.125%, 03/15/2053	21,770	0.0
171,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	142,640	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
42,000	Public Storage, 1.950%, 11/09/2028	$36,934	0.0
50,000	Puget Sound Energy, Inc., 3.250%, 09/15/2049	37,261	0.0
138,000	QUALCOMM, Inc., 6.000%, 05/20/2053	157,132	0.1
171,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	161,577	0.1
79,000	Raytheon Technologies Corp., 5.150%, 02/27/2033	82,142	0.0
72,000	Raytheon Technologies Corp., 5.375%, 02/27/2053	75,777	0.0
45,000	Realty Income Corp., 4.900%, 07/15/2033	44,227	0.0
29,000 (1)	Regal Rexnord Corp., 6.300%, 02/15/2030	29,571	0.0
29,000 (1)	Regal Rexnord Corp., 6.400%, 04/15/2033	29,605	0.0
119,000	Republic Services, Inc., 5.000%, 04/01/2034	121,812	0.1
32,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	25,566	0.0
210,000 (1)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.875%, 03/01/2031	169,880	0.1
135,000	Roper Technologies, Inc., 1.750%, 02/15/2031	107,964	0.0
31,000	Ross Stores, Inc., 4.700%, 04/15/2027	30,843	0.0
28,000	S&P Global, Inc., 1.250%, 08/15/2030	22,608	0.0
110,000	S&P Global, Inc., 2.700%, 03/01/2029	100,725	0.0
73,000	S&P Global, Inc., 2.900%, 03/01/2032	64,864	0.0
62,000	S&P Global, Inc., 3.700%, 03/01/2052	51,909	0.0
124,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	109,394	0.0
220,000 (1)	Sealed Air Corp., 5.000%, 04/15/2029	211,100	0.1
88,000	Selective Insurance Group, Inc., 5.375%, 03/01/2049	84,021	0.0
166,000 (2)	Sempra Energy, 4.125%, 04/01/2052	134,728	0.1
230,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	200,063	0.1
215,000	Silgan Holdings, Inc., 4.125%, 02/01/2028	201,254	0.1
200,000 (1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	178,376	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
245,000 (1)(3)	Sonic Automotive, Inc., 4.875%, 11/15/2031	$198,075	0.1
85,000	Southern Co/The, 5.113%, 08/01/2027	85,762	0.0
44,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	44,623	0.0
112,000	Sprint Nextel Corp., 6.875%, 11/15/2028	120,846	0.1
230,000 (1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	198,808	0.1
200,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	190,340	0.1
44,000	Targa Resources Corp., 4.200%, 02/01/2033	39,991	0.0
51,000	Targa Resources Corp., 4.950%, 04/15/2052	42,325	0.0
39,000	Targa Resources Corp., 6.250%, 07/01/2052	38,633	0.0
135,000 (3)	Target Corp., 4.400%, 01/15/2033	135,058	0.1
85,000	Target Corp., 4.500%, 09/15/2032	85,656	0.0
207,000	Target Corp., 4.800%, 01/15/2053	204,311	0.1
215,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	188,317	0.1
225,000	Tenet Healthcare Corp., 4.250%, 06/01/2029	206,629	0.1
20,000	Texas Instruments, Inc., 4.100%, 08/16/2052	18,324	0.0
55,000	Texas Instruments, Inc., 4.900%, 03/14/2033	57,403	0.0
69,000	Texas Instruments, Inc., 5.000%, 03/14/2053	71,527	0.0
98,000	Time Warner Cable LLC, 5.500%, 09/01/2041	83,773	0.0
6,000	Time Warner Cable LLC, 5.875%, 11/15/2040	5,343	0.0
9,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	7,993	0.0
2,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	1,863	0.0
12,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	8,927	0.0
34,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	32,032	0.0
90,000 (3)	Toyota Motor Credit Corp., 4.450%, 06/29/2029	91,464	0.0
120,000	Toyota Motor Credit Corp., 4.550%, 09/20/2027	121,400	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
23,000 (2)	Truist Financial Corp., 4.800%, 12/31/2199	$20,039	0.0
118,000 (2)	Truist Financial Corp., 5.100%, 12/31/2199	104,673	0.0
57,000 (2)	Truist Financial Corp., 5.122%, 01/26/2034	55,317	0.0
57,000 (3)	Truist Financial Corp., 5.516%, (US0003M + 0.650%), 03/15/2028	51,634	0.0
25,000	Union Electric Co., 5.450%, 03/15/2053	26,361	0.0
74,000	Union Pacific Corp., 3.500%, 02/14/2053	58,894	0.0
27,000	Union Pacific Corp., 3.799%, 10/01/2051	22,693	0.0
52,000	Union Pacific Corp., 3.839%, 03/20/2060	42,454	0.0
20,000	Union Pacific Corp., 3.875%, 02/01/2055	16,579	0.0
15,000	Union Pacific Corp., 3.950%, 08/15/2059	12,467	0.0
68,000	Union Pacific Corp., 5.150%, 01/20/2063	69,720	0.0
120,000 (1)	United Airlines 2015-1 Class AA Pass Through Trust, 4.625%, 04/15/2029	108,729	0.0
181,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	139,161	0.1
94,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	74,773	0.0
25,000	UnitedHealth Group, Inc., 4.200%, 05/15/2032	24,529	0.0
14,000	UnitedHealth Group, Inc., 4.500%, 04/15/2033	14,025	0.0
72,000	UnitedHealth Group, Inc., 5.050%, 04/15/2053	73,199	0.0
112,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	114,347	0.0
95,172	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	94,779	0.0
18,892	US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	17,936	0.0
300,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	287,165	0.1
56,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	43,456	0.0
21,000	Verizon Communications, Inc., 2.650%, 11/20/2040	14,914	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
18,000	Verizon Communications, Inc., 3.400%, 03/22/2041	$14,180	0.0
105,000	Verizon Communications, Inc., 4.125%, 08/15/2046	89,737	0.0
9,000	Verizon Communications, Inc., 4.400%, 11/01/2034	8,545	0.0
154,000	Verizon Communications, Inc., 4.812%, 03/15/2039	147,654	0.1
215,000 (1)	ViaSat, Inc., 5.625%, 04/15/2027	199,631	0.1
175,000 (3)	Viatris, Inc., 2.700%, 06/22/2030	142,670	0.1
27,000	Viatris, Inc., 3.850%, 06/22/2040	18,666	0.0
26,000	Viatris, Inc., 4.000%, 06/22/2050	16,887	0.0
61,000	Virginia Electric and Power Co., 5.450%, 04/01/2053	62,605	0.0
225,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	201,366	0.1
207,000	VMware, Inc., 1.400%, 08/15/2026	184,921	0.1
112,000	Walmart, Inc., 4.000%, 04/15/2030	111,533	0.0
56,000	Walmart, Inc., 4.100%, 04/15/2033	55,905	0.0
84,000	Walmart, Inc., 4.500%, 04/15/2053	83,373	0.0
168,000 (1)	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	158,411	0.1
22,000 (1)	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	18,214	0.0
89,000 (1)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	71,197	0.0
46,000	Waste Management, Inc., 4.625%, 02/15/2030	46,605	0.0
20,000	Waste Management, Inc., 4.625%, 02/15/2033	20,259	0.0
22,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	22,129	0.0
31,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	31,705	0.0
61,000 (2)	Wells Fargo & Co., 2.164%, 02/11/2026	57,611	0.0
280,000 (2)	Wells Fargo & Co., 2.406%, 10/30/2025	267,993	0.1
92,000	Wells Fargo & Co., 3.000%, 10/23/2026	86,652	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
217,000 (2)	Wells Fargo & Co., 5.389%, 04/24/2034	$220,901	0.1
450,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	380,366	0.1
20,000	Westlake Corp., 3.125%, 08/15/2051	12,826	0.0
225,000 (1)(3)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	170,601	0.1
150,000 (1)	ZF North America Capital, Inc., 7.125%, 04/14/2030	154,964	0.1
		58,876,660	18.7
	Total Corporate Bonds/Notes (Cost $84,224,130)	78,381,986	24.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.8%
	United States: 14.8%
265,488 (2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.190%, 05/25/2036	231,142	0.1
104,349	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	53,871	0.0
149,206	Alternative Loan Trust 2007-23CB A3, 5.520%, (US0001M + 0.500%), 09/25/2037	66,618	0.0
326,938	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	176,463	0.1
279,560	CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	253,132	0.1
767,871 (1)(2)	COLT 2021-2 A1 Mortgage Loan Trust, 0.924%, 08/25/2066	621,550	0.2
307,779 (1)(2)	COLT 2021-3 A1 Mortgage Loan Trust, 0.956%, 09/27/2066	247,722	0.1
65,479	Countrywide Alternative Loan Trust 2005-53T2 2A6, 5.520%, (US0001M + 0.500%), 11/25/2035	33,841	0.0
165,786 (1)(2)	CSMC Trust 2015-2 B3, 3.895%, 02/25/2045	156,771	0.1
121,534 (1)(2)	CSMC Trust 2015-3 B1, 3.839%, 03/25/2045	115,876	0.0
2,629,355 (4)	Fannie Mae 2005-18 SC, 3.300%, (-1.000*US0001M + 4.650%), 03/25/2035	115,878	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
631,551 (4)	Fannie Mae 2008-41 S, 1.780%, (-1.000*US0001M + 6.800%), 11/25/2036	$71,151	0.0
1,929,122 (4)	Fannie Mae 2009-106 SA, 1.230%, (-1.000*US0001M + 6.250%), 01/25/2040	167,955	0.1
11,866 (1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 7.320%, (US0001M + 2.300%), 08/25/2031	11,866	0.0
49,669 (1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 7.420%, (US0001M + 2.400%), 04/25/2031	49,754	0.0
23,055 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 7.470%, (US0001M + 2.450%), 07/25/2031	23,117	0.0
270,658 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 7.070%, (US0001M + 2.050%), 01/25/2040	271,493	0.1
1,000,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 8.670%, (US0001M + 3.650%), 02/25/2040	1,015,170	0.3
97,399	Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	100,894	0.0
73,409	Fannie Mae REMIC Trust 2005-74 DK, 3.918%, (-4.000*US0001M + 24.000%), 07/25/2035	76,803	0.0
75,930	Fannie Mae REMIC Trust 2006-104 ES, 8.348%, (-5.000*US0001M + 33.450%), 11/25/2036	106,088	0.0
946,836 (4)	Fannie Mae REMIC Trust 2007-36 SN, 1.750%, (-1.000*US0001M + 6.770%), 04/25/2037	100,868	0.0
53,422	Fannie Mae REMIC Trust 2007-55 DS, 2.449%, (-2.500*US0001M + 15.000%), 06/25/2037	50,607	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
578,743 (4)	Fannie Mae REMIC Trust 2008-53 FI, 1.080%, (-1.000*US0001M + 6.100%), 07/25/2038	$46,528	0.0
359,960 (4)	Fannie Mae REMIC Trust 2008-58 SM, 1.080%, (-1.000*US0001M + 6.100%), 07/25/2038	32,096	0.0
147,528	Fannie Mae REMIC Trust 2009-66 SL, 29.330%, (-3.333*US0001M + 15.833%), 09/25/2039	144,474	0.1
93,200	Fannie Mae REMIC Trust 2009-66 SW, 46.000%, (-3.333*US0001M + 16.000%), 09/25/2039	82,875	0.0
2,618,781 (4)	Fannie Mae REMIC Trust 2010-123 SL, 1.050%, (-1.000*US0001M + 6.070%), 11/25/2040	208,375	0.1
2,592,703 (4)	Fannie Mae REMIC Trust 2011-55 SK, 1.540%, (-1.000*US0001M + 6.560%), 06/25/2041	303,814	0.1
1,045,641 (4)	Fannie Mae REMIC Trust 2011-86 NS, 0.930%, (-1.000*US0001M + 5.950%), 09/25/2041	82,852	0.0
156,617 (4)	Fannie Mae REMIC Trust 2012-10 US, 1.430%, (-1.000*US0001M + 6.450%), 02/25/2042	19,597	0.0
680,319 (4)	Fannie Mae REMIC Trust 2012-24 HS, 1.530%, (-1.000*US0001M + 6.550%), 09/25/2040	18,009	0.0
487,958 (4)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	34,291	0.0
4,568,959 (4)	Fannie Mae REMICS 2015-34 DI, 6.500%, 06/25/2045	1,077,722	0.3
13,284,394 (4)	Fannie Mae REMICS 2015-58 KI, 6.000%, 03/25/2037	2,509,401	0.8
6,523,869 (4)	Fannie Mae REMICS 2015-59 SK, 0.630%, (-1.000*US0001M + 5.650%), 08/25/2045	592,887	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
11,954,597 (4)	Fannie Mae REMICS 2016-54 SL, 0.980%, (-1.000*US0001M + 6.000%), 08/25/2046	$1,493,623	0.5
375,185 (4)	Fannie Mae Series 2007-9 SE, 1.060%, (-1.000*US0001M + 6.080%), 03/25/2037	28,366	0.0
657,226 (4)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	59,552	0.0
891,406 (1)(2)	Flagstar Mortgage Trust 2018-2 B2, 4.010%, 04/25/2048	800,197	0.3
106,639 (4)	Freddie Mac REMIC Trust 2303 SY, 3.752%, (-1.000*US0001M + 8.700%), 04/15/2031	12,446	0.0
681,211 (4)	Freddie Mac REMIC Trust 2989 GU, 2.052%, (-1.000*US0001M + 7.000%), 02/15/2033	53,973	0.0
673,387 (4)	Freddie Mac REMIC Trust 3271 SB, 1.102%, (-1.000*US0001M + 6.050%), 02/15/2037	60,870	0.0
1,954,168 (4)	Freddie Mac REMIC Trust 3424 HI, 0.952%, (-1.000*US0001M + 5.900%), 04/15/2038	169,187	0.1
392,119 (4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	46,102	0.0
2,449,177 (4)	Freddie Mac REMIC Trust 3856 KS, 1.602%, (-1.000*US0001M + 6.550%), 05/15/2041	270,583	0.1
438,556 (4)	Freddie Mac REMIC Trust 3925 SD, 1.102%, (-1.000*US0001M + 6.050%), 07/15/2040	14,291	0.0
246,010 (4)	Freddie Mac REMIC Trust 4077 SM, 1.752%, (-1.000*US0001M + 6.700%), 08/15/2040	1,723	0.0
533,437 (4)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	40,089	0.0
813,019 (4)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	87,935	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
1,412,444 (4)	Freddie Mac REMICS 3693 SC, 1.552%, (-1.000*US0001M + 6.500%), 07/15/2040	$177,028	0.1
382,456	Freddie Mac REMICS 3792 DS, 1.652%, (-1.000*US0001M + 6.600%), 11/15/2040	2,186	0.0
1,103,790 (4)	Freddie Mac REMICS 4040 SW, 1.682%, (-1.000*US0001M + 6.630%), 05/15/2032	87,522	0.0
9,181,427 (4)	Freddie Mac REMICS 4096 SB, 1.052%, (-1.000*US0001M + 6.000%), 08/15/2042	1,121,818	0.4
5,745,582 (4)	Freddie Mac REMICS 4480 WS, 1.232%, (-1.000*US0001M + 6.180%), 06/15/2045	746,495	0.2
2,281,581 (4)	Freddie Mac REMICS 4623 MS, 1.052%, (-1.000*US0001M + 6.000%), 10/15/2046	238,411	0.1
13,010,460 (4)	Freddie Mac REMICS 4695 IO, 4.500%, 10/15/2041	2,479,826	0.8
1,248,650	Freddie Mac REMICS 4800 MZ, 4.000%, 06/15/2048	1,203,279	0.4
1,346,882	Freddie Mac REMICS 4879 ZA, 4.000%, 05/15/2049	1,284,570	0.4
99,701 (1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 6.920%, (US0001M + 1.900%), 01/25/2050	99,610	0.0
195,530 (1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 8.120%, (US0001M + 3.100%), 03/25/2050	200,216	0.1
700,000 (1)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 6.915%, (SOFR30A + 2.100%), 09/25/2041	654,386	0.2
1,000,000 (1)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 6.665%, (SOFR30A + 1.850%), 01/25/2042	969,300	0.3
1,100,000 (1)	Freddie Mac STACR REMIC Trust 2022-HQA1 M2, 10.065%, (SOFR30A + 5.250%), 03/25/2042	1,114,163	0.4
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
8,549,512 (4)	Freddie Mac Strips 324 C21, 6.000%, 06/15/2039	$1,872,829	0.6
159,005 (2)(4)	Freddie Mac Strips 351 103, 4.000%, 01/15/2031	13,787	0.0
466,804 (2)(4)	Freddie Mac Strips 351 200, 3.500%, 02/15/2046	61,943	0.0
3,143,294 (4)	Freddie Mac Strips 351 C14, 3.500%, 02/15/2031	257,362	0.1
7,738,927 (4)	Freddie Mac Strips 351 C22, 3.500%, 02/15/2046	1,411,938	0.5
5,908,554 (4)	Freddie Mac Strips 351 C23, 4.000%, 02/15/2046	1,209,088	0.4
1,299,394 (2)(4)	Freddie Mac Strips 351 C30, 2.500%, 02/15/2031	60,958	0.0
1,589,067 (2)(4)	Freddie Mac Strips 351 C31, 3.000%, 02/15/2031	98,774	0.0
1,032,946 (2)(4)	Freddie Mac Strips 351 C32, 3.500%, 02/15/2031	81,643	0.0
3,199,648 (2)(4)	Freddie Mac Strips 351 C33, 4.000%, 02/15/2046	537,311	0.2
6,306,998 (2)(4)	Freddie Mac Strips 351 C34, 3.500%, 02/15/2046	1,047,876	0.3
600,000 (1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1B, 7.215%, (SOFR30A + 2.400%), 02/25/2042	591,669	0.2
215,533 (1)(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	209,871	0.1
157,236	Ginnie Mae Series 2007-8 SP, 5.990%, (-3.242*US0001M + 22.048%), 03/20/2037	194,707	0.1
11,197,679 (4)	Ginnie Mae Series 2009-106 CM, 1.652%, (-1.000*US0001M + 6.600%), 01/16/2034	466,380	0.2
911,695 (4)	Ginnie Mae Series 2010-116 NS, 1.702%, (-1.000*US0001M + 6.650%), 09/16/2040	76,516	0.0
125,277 (4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	7,170	0.0
613,840 (4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	17,771	0.0
9,146 (4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	17	0.0
832,602 (4)	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/2043	102,302	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
378,611 (4)	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/2028	$15,373	0.0
9,125,422 (4)	Ginnie Mae Series 2015-10 IX, 4.500%, 01/20/2045	1,808,367	0.6
926,677 (4)	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/2044	82,329	0.0
3,779,741 (4)	Ginnie Mae Series 2016-161 CI, 5.500%, 11/20/2046	697,214	0.2
6,329,076 (4)	Ginnie Mae Series 2019-89 QI, 4.000%, 04/20/2046	986,758	0.3
167,366	GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 5.440%, (US0001M + 0.210%), 04/25/2036	140,973	0.1
12,067 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	11,536	0.0
15,381 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	14,445	0.0
825,410 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 A4, 2.500%, 08/25/2051	655,163	0.2
370,002 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	294,249	0.1
1,469,934 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ6 A24, 3.000%, 01/25/2053	1,216,512	0.4
1,467,751 (1)(2)	GS Mortgage-Backed Securities Trust 2023-PJ2 A16, 5.500%, 05/25/2053	1,457,579	0.5
757,424 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 A3, 3.000%, 11/25/2052	650,419	0.2
2,503,240 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 A3A, 5.000%, 07/25/2053	2,458,216	0.8
369,412 (1)(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	337,063	0.1
60,514 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	54,201	0.0
100,856 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	89,609	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
616 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	$611	0.0
13,444 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	13,018	0.0
72,211 (1)(2)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	63,356	0.0
469,399 (1)(2)	JP Morgan Mortgage Trust 2022-4 A17A, 3.000%, 10/25/2052	388,473	0.1
180,302 (1)(2)	JP Morgan Trust 2015-3 A3, 3.500%, 05/25/2045	166,744	0.1
313,282 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	249,648	0.1
54,289 (1)(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	51,578	0.0
171,488 (1)(2)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	154,864	0.1
563,445 (1)(2)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	447,231	0.1
876,779 (1)(2)	RCKT Mortgage Trust 2021-1 A1, 2.500%, 03/25/2051	724,562	0.2
23,051 (1)(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	21,773	0.0
300,000 (1)(2)	Sequoia Mortgage Trust 2020-4 A8, 2.500%, 11/25/2050	223,075	0.1
2,159 (2)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.041%, 02/25/2034	2,089	0.0
1,000,000 (1)(2)	Verus Securitization Trust 2021-1 M1, 1.968%, 01/25/2066	663,224	0.2
6,558,555 (2)(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.390%, 08/25/2045	6,036	0.0
39,618 (2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.817%, 10/25/2036	35,514	0.0
138,520 (2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.680%, 08/25/2046	122,619	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
275,849 (2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.558%, 12/25/2036	$244,822	0.1
377,111	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	316,467	0.1
68,968	Wells Fargo Alternative Loan 2007-PA2 2A1, 5.450%, (US0001M + 0.430%), 06/25/2037	55,809	0.0
383,721 (1)(2)	Wells Fargo Mortgage Backed Securities 2021-1 A17 Trust, 2.500%, 12/25/2050	305,159	0.1
288,661 (1)(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.756%, 08/20/2045	262,271	0.1
	Total Collateralized Mortgage Obligations
	(Cost $51,135,442)	46,598,159	14.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.6%
	Federal Home Loan Mortgage Corporation: 0.2%(5)
452,424	3.500%, 01/01/2048	427,473	0.2
53,964	4.000%, 09/01/2045	52,678	0.0
46,130	4.000%, 09/01/2045	45,031	0.0
74,141	4.000%, 05/01/2046	72,366	0.0
		597,548	0.2
	Federal National Mortgage Association: 1.2%(5)
954,097	3.500%, 03/01/2043	906,994	0.3
3,013,000 (6)	5.000%, 05/15/2053	2,995,934	0.9
		3,902,928	1.2
	Government National Mortgage Association: 3.3%
2,231,115	2.500%, 05/20/2051	1,978,500	0.6
376,818	2.500%, 05/20/2052	333,230	0.1
221,756	2.500%, 08/20/2052	196,150	0.1
2,697,000 (6)	3.000%, 05/15/2053	2,461,223	0.8
80,313	4.500%, 08/20/2041	81,074	0.0
2,605,000 (6)	4.500%, 05/15/2053	2,555,953	0.8
11,262	5.500%, 03/20/2039	11,737	0.0
2,783,000 (6)	5.500%, 05/15/2053	2,801,916	0.9
		10,419,783	3.3
	Uniform Mortgage-Backed Securities: 10.9%
13,396,000 (6)	2.000%, 05/15/2053	11,146,152	3.6
40,194	2.500%, 06/01/2030	38,081	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
29,071	2.500%, 06/01/2030	$27,544	0.0
17,818	2.500%, 07/01/2030	16,882	0.0
7,688,000 (6)	2.500%, 05/15/2053	6,657,478	2.1
6,781,000 (6)	3.000%, 05/15/2053	6,091,245	1.9
105,824	3.500%, 06/01/2034	102,765	0.0
3,791,000 (6)	3.500%, 05/15/2053	3,522,668	1.1
46,944	4.000%, 05/01/2045	45,791	0.0
850,872	4.000%, 04/01/2049	826,553	0.3
2,755,000 (6)	4.000%, 05/15/2053	2,633,608	0.8
139,546	4.500%, 12/01/2040	140,131	0.1
71,262	4.500%, 12/01/2040	71,561	0.0
1,790,000 (6)	4.500%, 05/15/2053	1,749,935	0.6
227,241	5.000%, 05/01/2042	231,549	0.1
903,000 (6)	5.500%, 05/15/2053	910,478	0.3
		34,212,421	10.9
	Total U.S. Government Agency Obligations (Cost $49,643,091)	49,132,680	15.6
SOVEREIGN BONDS: 18.7%
	Australia: 0.1%
AUD 837,000 (1)	Queensland Treasury Corp., 1.750%, 07/20/2034	435,151	0.1

	Brazil: 2.3%
BRL 2,805,000	Brazil Notas do Tesouro Nacional Serie B, 6.000%, 05/15/2055	2,375,909	0.8
BRL 3,010,000	Brazil Notas do Tesouro Nacional Series B, 6.000%, 08/15/2050	2,510,360	0.8
BRL 1,200,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2027	2,359,631	0.7
		7,245,900	2.3
	Canada: 0.2%
CAD 1,100,000	Canadian Government Bond, 2.000%, 12/01/2051	663,028	0.2

	China: 8.5%
CNY 4,500,000	China Government Bond, 2.690%, 08/12/2026	653,027	0.2
CNY 7,750,000	China Government Bond, 2.690%, 08/15/2032	1,106,491	0.4
CNY 13,300,000	China Government Bond, 2.800%, 11/15/2032	1,916,721	0.6
CNY 50,420,000	China Government Bond, 2.850%, 06/04/2027	7,352,098	2.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	China (continued)
CNY 4,800,000	China Government Bond, 3.120%, 10/25/2052	$689,171	0.2
CNY 21,430,000	China Government Bond, 3.130%, 11/21/2029	3,175,327	1.0
CNY 29,170,000	China Government Bond, 3.250%, 06/06/2026	4,314,534	1.4
CNY 34,570,000	China Government Bond, 3.250%, 11/22/2028	5,166,798	1.7
CNY 1,110,000	China Government Bond, 3.290%, 05/23/2029	166,479	0.1
CNY 2,970,000	China Government Bond, 3.320%, 04/15/2052	440,304	0.1
CNY 9,950,000	China Government Bond, 4.080%, 10/22/2048	1,663,387	0.5
		26,644,337	8.5
	Colombia: 0.3%
200,000	Colombia Government International Bond, 5.200%, 05/15/2049	135,266	0.1
425,000	Colombia Government International Bond, 7.500%, 02/02/2034	408,617	0.1
COP 2,551,900,000	Colombian TES, 7.750%, 09/18/2030	441,433	0.1
		985,316	0.3
	Czech Republic: 0.1%
CZK 9,220,000	Czech Republic Government Bond, 2.750%, 07/23/2029	387,089	0.1

	Germany: 0.0%
EUR 60,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	60,814	0.0
EUR 40,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	42,514	0.0
EUR 30,000	Bundesrepublik Deutschland Bundesanleihe, 2.410%, 08/15/2026	30,563	0.0
		133,891	0.0
	Indonesia: 0.3%
IDR 13,833,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	1,069,328	0.3

	Italy: 0.4%
EUR 641,000 (1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	638,050	0.2
EUR 641,000 (1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	751,842	0.2
		1,389,892	0.4
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Malaysia: 1.3%
MYR 18,342,000	Malaysia Government Bond, 3.828%, 07/05/2034	$4,078,674	1.3

	Mexico: 1.2%
MXN 58,700,000	Mexican Bonos, 7.750%, 05/29/2031	3,066,148	1.0
200,000 (3)	Mexico Government International Bond, 3.250%, 04/16/2030	181,244	0.1
200,000	Mexico Government International Bond, 3.750%, 04/19/2071	136,526	0.0
250,000	Mexico Government International Bond, 6.338%, 05/04/2053	258,202	0.1
		3,642,120	1.2
	Oman: 0.1%
200,000	Oman Government International Bond, 6.000%, 08/01/2029	204,846	0.0
200,000 (1)	Oman Government International Bond, 7.375%, 10/28/2032	222,990	0.1
		427,836	0.1
	Panama: 0.1%
200,000 (3)	Panama Government International Bond, 3.298%, 01/19/2033	169,555	0.1

	Peru: 0.4%
PEN 4,000,000	Peru Government Bond, 6.350%, 08/12/2028	1,049,750	0.3
200,000	Peruvian Government International Bond, 1.862%, 12/01/2032	155,029	0.1
75,000	Peruvian Government International Bond, 5.625%, 11/18/2050	77,840	0.0
		1,282,619	0.4
	Poland: 0.1%
PLN 1,525,000	Republic of Poland Government Bond, 7.500%, 07/25/2028	391,793	0.1

	Portugal: 0.5%
EUR 1,664,000 (1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	1,668,654	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Republic Of Serbia: 0.1%
200,000 (1)	Serbia International Bond, 6.500%, 09/26/2033	$203,350	0.1

	Romania: 0.4%
RON 5,510,000	Romania Government Bond, 3.250%, 04/29/2024	1,196,399	0.4

	Russia: 0.0%
RUB 47,938,000 (7)	Russian Federal Bond - OFZ, 6.900%, 05/23/2029	35,965	0.0
200,000 (7)	Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	12,000	0.0
		47,965	0.0
	Saudi Arabia: 0.1%
200,000 (1)	Saudi Government International Bond, 3.450%, 02/02/2061	143,902	0.1

	South Africa: 0.9%
ZAR 50,075,000	Republic of South Africa Government Bond, 8.875%, 02/28/2035	2,298,783	0.7
475,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	427,424	0.2
		2,726,207	0.9
	Spain: 0.7%
EUR 1,284,000 (1)	Spain Government Bond, 1.450%, 04/30/2029	1,294,364	0.4
EUR 1,092,000 (1)	Spain Government Bond, 2.700%, 10/31/2048	983,561	0.3
		2,277,925	0.7
	Thailand: 0.5%
THB 1,200,000	Thailand Government Bond, 0.750%, 06/17/2024	34,745	0.0
THB 41,793,000	Thailand Government Bond, 2.875%, 12/17/2028	1,266,893	0.4
THB 8,250,000	Thailand Government Bond, 3.350%, 06/17/2033	258,635	0.1
		1,560,273	0.5
	Ukraine: 0.1%
250,000 (7)	Ukraine Government International Bond, 7.253%, 03/15/2035	41,583	0.0
525,000 (7)	Ukraine Government International Bond, 7.375%, 09/25/2034	87,317	0.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Ukraine (continued)
800,000 (7)	Ukraine Government International Bond, 7.750%, 09/01/2027	$142,422	0.1
		271,322	0.1
	Total Sovereign Bonds (Cost $63,493,430)	59,042,526	18.7
U.S. TREASURY OBLIGATIONS: 6.7%
	U.S. Treasury Bonds: 0.8%
222,700	2.875%,05/15/2052	190,643	0.1
96,700	3.250%,05/15/2042	89,572	0.0
1,934,000	3.875%,02/15/2043	1,955,002	0.6
149,500	4.000%,11/15/2052	158,774	0.1
		2,393,991	0.8
	U.S. Treasury Notes: 5.9%
542,500	0.125%,05/31/2023	540,521	0.2
1,413,000	0.125%,01/15/2024	1,366,573	0.4
771,000	0.250%,06/15/2024	734,016	0.2
322,400	0.500%,11/30/2023	314,248	0.1
1,055,800	0.875%,01/31/2024	1,024,494	0.3
1,027,800	1.250%,09/30/2028	912,895	0.3
439,000	1.500%,01/31/2027	406,590	0.1
408,600	1.500%,11/30/2028	366,926	0.1
151,000	2.750%,08/15/2032	142,943	0.1
1,039,600	2.875%,06/15/2025	1,015,945	0.3
2,378,200	3.500%,04/30/2028	2,378,943	0.8
2,001,900	3.500%,04/30/2030	2,005,654	0.6
21,000	3.500%,02/15/2033	21,126	0.0
506,600	3.625%,03/31/2028	509,390	0.2
339,300	3.625%,03/31/2030	342,481	0.1
1,923,000	3.750%,04/15/2026	1,923,751	0.6
1,001,000	3.875%,03/31/2025	997,012	0.3
3,591,000	3.875%,04/30/2025	3,580,830	1.2
		18,584,338	5.9
	Total U.S. Treasury Obligations (Cost $21,160,198)	20,978,329	6.7
COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.6%
	United States: 8.6%
500,000 (2)	BANK 2017-BNK4 C, 4.372%, 05/15/2050	420,073	0.1
6,462,361 (2)(4)	BANK 2017-BNK5 XA, 1.085%, 06/15/2060	185,676	0.1
955,256 (2)(4)	BANK 2019-BNK16 XA, 1.102%, 02/15/2052	38,471	0.0
8,689,170 (2)(4)	BBCMS Trust 2022-C17 XA, 1.326%, 09/15/2055	692,472	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
280,000 (1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	$172,514	0.1
1,410,964 (2)(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.195%, 03/15/2052	63,967	0.0
10,368,839 (2)(4)	Benchmark 2020-B21 xa Mortgage Trust, 1.562%, 12/17/2053	770,333	0.2
6,427,992 (2)(4)	Benchmark 2021-B23 XA Mortgage Trust, 1.377%, 02/15/2054	412,705	0.1
250,000 (1)	BIG Commercial Mortgage Trust 2022-BIG C, 7.230%, (TSFR1M + 2.340%), 02/15/2039	237,642	0.1
226,061 (1)	BX 2021-MFM1 D, 6.505%, (TSFR1M + 1.615%), 01/15/2034	216,282	0.1
745,012 (1)	BX Commercial Mortgage Trust 2021-21M E, 7.119%, (US0001M + 2.171%), 10/15/2036	696,667	0.2
1,888,000 (1)	BX Commercial Mortgage Trust 2021-IRON E, 7.355%, (TSFR1M + 2.350%), 02/15/2038	1,734,865	0.6
1,500,000 (1)	BX Trust 2021-ARIA C, 6.594%, (US0001M + 1.646%), 10/15/2036	1,435,755	0.5
500,000 (1)	BX Trust 2021-LBA EJV, 7.005%, (TSFR1M + 2.000%), 02/15/2036	463,519	0.1
500,000 (1)	BX Trust 2021-LBA EV, 7.005%, (TSFR1M + 2.000%), 02/15/2036	463,287	0.1
600,000 (1)	BX Trust 2021-LGCY D, 6.250%, (US0001M + 1.302%), 10/15/2036	564,230	0.2
1,150,000 (1)	BX Trust 2021-SDMF D, 6.335%, (US0001M + 1.387%), 09/15/2034	1,079,000	0.3
2,768,995 (2)(4)	CD 2016-CD1 Mortgage Trust XA, 1.499%, 08/10/2049	87,430	0.0
8,581,000 (2)(4)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.947%, 08/10/2049	198,146	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
1,400,000 (2)	Citigroup Commercial Mortgage Trust 2016-P4 C, 4.098%, 07/10/2049	$1,205,949	0.4
3,011,198 (2)(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.173%, 10/12/2050	104,007	0.0
13,314,101 (1)(2)(4)	COMM 2012-LTRT XA, 0.929%, 10/05/2030	148,193	0.0
200,000 (1)(2)	COMM 2013-CR10 E Mortgage Trust, 5.030%, 08/10/2046	189,453	0.1
5,889,292 (2)(4)	COMM 2016-CR28 XA, 0.735%, 02/10/2049	86,368	0.0
350,000 (1)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	172,725	0.1
960,000 (1)	CSWF 2021-SOP2 D, 7.265%, (US0001M + 2.317%), 06/15/2034	852,820	0.3
26,432 (1)(8)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	26,330	0.0
3,464,928	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	480,404	0.2
7,075,381 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.972%, 11/25/2030	352,688	0.1
3,521,782 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.436%, 07/25/2035	357,774	0.1
5,525,303 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.956%, 10/25/2035	404,916	0.1
25,484,238 (2)(4)	Freddie Mac Multifamily Structured Pass Through CertificatesK151 X1, 0.515%, 04/25/2030	514,017	0.2
4,000,000 (1)(9)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	2,296,901	0.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
50,894,096 (1)(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	$168,241	0.1
5,680,000 (1)(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	24,421	0.0
557,000 (1)(2)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.030%, 11/27/2050	410,777	0.1
379,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 BK61, 1.170%, 01/29/2052	270,614	0.1
413,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.800%, 01/27/2052	246,300	0.1
215,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 C728, 0.500%, 08/27/2050	187,799	0.1
220,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.840%, 05/27/2048	178,037	0.1
266,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.440%, 11/27/2049	181,385	0.1
186,000 (1)(2)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.400%, 01/29/2052	128,601	0.0
216,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 CK89, 2.000%, 01/27/2052	121,503	0.0
215,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 D728, 0.540%, 01/29/2052	183,970	0.1
173,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.600%, 10/27/2047	149,268	0.1
220,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.940%, 05/27/2048	173,738	0.1
116,000 (1)(10)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.590%, 01/29/2052	98,014	0.0
1,250,000 (1)	Great Wolf Trust 2019-WOLF C, 6.638%, (TSFR1M + 1.633%), 12/15/2036	1,221,571	0.4
1,760,000 (1)(2)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.744%, 10/10/2032	1,631,182	0.5
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
3,577,195 (2)(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.150%, 11/10/2046	$16,126	0.0
7,458,544 (2)(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.157%, 05/10/2050	246,921	0.1
600,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	582,421	0.2
460,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	445,599	0.1
3,741,213 (1)(2)(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.951%, 03/10/2050	74,094	0.0
1,495,557 (1)	Med Trust 2021-MDLN D, 6.948%, (US0001M + 2.000%), 11/15/2038	1,431,908	0.5
21,550,000 (1)(2)(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.577%, 12/15/2047	148,278	0.0
180,000 (1)	RFM Reremic Trust 2022-FRR1 AB55, 1.010%, 03/28/2049	138,517	0.0
150,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.450%, 11/08/2049	120,440	0.0
230,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.300%, 03/01/2050	182,419	0.1
60,000 (1)(9)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	45,103	0.0
70,000 (1)(9)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	48,858	0.0
70,000 (1)(9)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	48,044	0.0
5,129,182 (2)(4)	Wells Fargo Commercial Mortgage Trust 2020-C55 XA, 1.427%, 02/15/2053	319,817	0.1
630,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.192%, 03/15/2045	343,367	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
250,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.078%, 06/15/2046	$141,838	0.0
3,967,987 (2)(4)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 1.068%, 03/15/2046	8,905	0.0
9,374,007 (2)(4)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.122%, 03/15/2047	42,310	0.0
300,000 (1)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	242,718	0.1
	Total Commercial Mortgage-Backed Securities (Cost $29,267,567)	27,128,683	8.6
ASSET-BACKED SECURITIES: 8.8%
	Cayman Islands: 0.9%
650,000 (1)	BlueMountain CLO XXXI Ltd. 2021-31A A1, 6.415%, (US0003M + 1.150%), 04/19/2034	637,668	0.2
500,000 (1)	Galaxy XXII CLO Ltd. 2016-22A ARR, 6.460%, (US0003M + 1.200%), 04/16/2034	490,008	0.2
800,000 (1)	Oaktree CLO 2019-1A A1R Ltd., 6.383%, (US0003M + 1.110%), 04/22/2030	792,069	0.2
1,000,000 (1)	Sound Point CLO IX Ltd. 2015-2A ARRR, 6.460%, (US0003M + 1.210%), 07/20/2032	981,447	0.3
		2,901,192	0.9
	United States: 7.9%
1,650,000 (1)	AGL CLO 11 Ltd. 2021-11A AJ, 6.610%, (US0003M + 1.350%), 04/15/2034	1,606,834	0.5
250,000 (1)	AIG CLO 2021-1A C, 7.082%, (TSFR3M + 1.750%), 04/22/2034	238,277	0.1
1,550,000 (1)	Allegro CLO IV Ltd. 2016-1A CR2, 7.260%, (US0003M + 2.000%), 01/15/2030	1,497,611	0.5
500,000 (1)	AMMC CLO 16 Ltd. 2015-16A CR2, 7.201%, (US0003M + 1.950%), 04/14/2029	488,577	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
400,000 (1)	Apidos CLO XXIV 2016-24A BRR, 7.300%, (US0003M + 2.050%), 10/20/2030	$383,250	0.1
300,000 (1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 6.660%, (US0003M + 1.400%), 10/17/2030	295,407	0.1
750,000 (1)	Barings Clo Ltd. 2019-4A C, 8.060%, (US0003M + 2.800%), 01/15/2033	735,975	0.2
1,190,000 (1)	BDS 2020-FL5 C Ltd., 7.058%, (TSFR1M + 2.050%), 02/16/2037	1,144,457	0.4
500,000 (1)	BlueMountain CLO 2013-2A CR, 7.223%, (US0003M + 1.950%), 10/22/2030	478,280	0.1
250,000 (1)	BlueMountain CLO Ltd. 2021-28A C, 7.260%, (US0003M + 2.000%), 04/15/2034	235,276	0.1
500,000 (1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 6.665%, (US0003M + 1.400%), 04/19/2034	484,379	0.1
300,000 (1)	Carlyle US Clo 2017-2A A2R Ltd., 6.850%, (US0003M + 1.600%), 07/20/2031	292,397	0.1
450,000 (1)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 6.710%, (US0003M + 1.450%), 10/17/2034	437,884	0.1
750,000 (1)	CIFC Funding 2013-IA BR Ltd., 7.660%, (US0003M + 2.400%), 07/16/2030	724,686	0.2
865,000 (1)	CIFC Funding 2015-4A BR2 Ltd., 7.150%, (US0003M + 1.900%), 04/20/2034	817,305	0.3
361,305 (2)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.601%, 03/25/2036	177,062	0.1
1,000,000 (1)	Dryden 49 Senior Loan Fund 2017-49A CR, 7.312%, (US0003M + 2.050%), 07/18/2030	957,271	0.3
1,000,000 (1)	Galaxy XV CLO Ltd. 2013-15A CRR, 7.110%, (US0003M + 1.850%), 10/15/2030	951,453	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
600,000 (1)	Galaxy XXI CLO Ltd. 2015-21A CR, 7.000%, (US0003M + 1.750%), 04/20/2031	$566,241	0.2
300,000 (1)	Invesco US CLO 2023-1A A1R Ltd., 8.520%, (TSFR3M + 0.000%), 04/22/2035	301,171	0.1
250,000 (1)	Kayne CLO 10 Ltd. 2021-10A C, 7.023%, (US0003M + 1.750%), 04/23/2034	238,522	0.1
400,000 (1)	LCM XXIV Ltd. 24A CR, 7.150%, (US0003M + 1.900%), 03/20/2030	380,993	0.1
500,000 (1)	Madison Park Funding XXXI Ltd. 2018-31A C, 7.423%, (US0003M + 2.150%), 01/23/2031	485,187	0.1
600,000 (1)	MF1 2021-FL7 D Ltd., 7.509%, (US0001M + 2.550%), 10/16/2036	536,673	0.2
300,000 (1)(2)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	284,692	0.1
300,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	277,220	0.1
1,100,000 (1)	Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, 7.000%, (US0003M + 1.750%), 01/20/2031	1,058,799	0.3
600,000 (1)	Neuberger Berman Loan Advisers Clo 40 Ltd. 2021-40A C, 7.010%, (US0003M + 1.750%), 04/16/2033	568,185	0.2
250,000 (1)	Oak Hill Credit Partners 2021-8A C, 7.162%, (US0003M + 1.900%), 01/18/2034	237,678	0.1
1,000,000 (1)	OCP CLO 2014-5 A BR Ltd., 7.068%, (US0003M + 1.800%), 04/26/2031	945,570	0.3
1,000,000 (1)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 6.619%, (US0003M + 1.750%), 02/14/2031	944,170	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
1,000,000 (1)	OHA Credit Partners VII Ltd. 2012-7A CR3, 6.715%, (US0003M + 1.800%), 02/20/2034	$957,999	0.3
1,000,000 (1)	Palmer Square CLO 2015-1A BR4 Ltd., 6.765%, (US0003M + 1.850%), 05/21/2034	948,141	0.3
1,000,000 (1)	Recette Clo Ltd. 2015-1A CRR, 7.000%, (US0003M + 1.750%), 04/20/2034	936,413	0.3
650,000 (1)	Shackleton 2019-15A CR CLO Ltd., 7.410%, (US0003M + 2.150%), 01/15/2032	622,923	0.2
1,000,000 (1)	Sound Point Clo XV Ltd. 2017-1A CR, 7.323%, (US0003M + 2.050%), 01/23/2029	968,112	0.3
300,000 (1)	Symphony CLO XXVI Ltd. 2021-26A CR, 7.250%, (US0003M + 2.000%), 04/20/2033	283,434	0.1
350,000 (1)	TCI-Flatiron Clo 2018-1A CR Ltd., 6.552%, (US0003M + 1.750%), 01/29/2032	332,648	0.1
450,000 (1)	TCW CLO 2021-1A C Ltd., 7.150%, (US0003M + 1.900%), 03/18/2034	420,884	0.1
600,000 (1)	Venture XXVII CLO Ltd. 2017-27A CR, 7.550%, (US0003M + 2.300%), 07/20/2030	573,704	0.2
		24,815,740	7.9
	Total Asset-Backed Securities (Cost $28,802,521)	27,716,932	8.8

	Value	Percentage of Net Assets
PURCHASED OPTIONS (11): 0.0%
Total Purchased Options (Cost $261,203)	89,910	0.0
Total Long-Term Investments (Cost $327,987,582)	309,069,205	98.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 14.2%
	Commercial Paper: 12.9%
1,700,000	American Electric Power Co., Inc., 6.040%, 05/12/2023	$1,696,630	0.5
950,000	American Electric Power Co., Inc., 5.740%, 05/25/2023	946,280	0.3
3,000,000	American Honda Finance Corp., 5.630%, 06/06/2023	2,982,973	0.9
3,000,000	Dollar General Corp., 5.760%, 05/22/2023	2,989,614	1.0
2,000,000	Dominion Resources, Inc., 7.620%, 05/04/2023	1,998,331	0.6
1,600,000	Duke Energy, 15.290%, 05/01/2023	1,599,330	0.5
3,000,000	EIDP Inc., 5.640%, 06/06/2023	2,982,960	0.9
2,900,000	Entergy Corp., 5.740%, 05/25/2023	2,888,644	0.9
3,000,000	Fiserv, Inc., 6.200%, 05/10/2023	2,994,911	1.0
3,000,000	Kellogg Co., 10.160%, 05/02/2023	2,998,331	1.0
3,000,000	Lowe’s Cos, Inc., 15.290%, 05/01/2023	2,998,744	1.0
3,000,000	McCormick & Co., Inc., 8.380%, 05/03/2023	2,997,935	1.0
3,000,000	Mondelez International, Inc., 5.840%, 05/15/2023	2,992,823	1.0
2,620,000	Oracle Corp., 6.090%, 05/11/2023	2,615,197	0.8
1,500,000	Parker-Hannifin Corp., 5.740%, 06/20/2023	1,488,060	0.5
3,000,000	Sherwin-Williams Co., 15.040%, 05/01/2023	2,998,764	1.0
	Total Commercial Paper (Cost $40,185,672)	40,169,527	12.9

	Repurchase Agreements: 1.1%
1,000,000 (12)	Bank of America Inc., Repurchase Agreement dated 04/28/23, 4.82%, due 05/01/23 (Repurchase Amount $1,000,396, collateralized by various U.S. Government Agency Obligations, 1.500%-4.000%, Market Value plus accrued interest $1,020,000, due 09/20/46-06/20/52)	1,000,000	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
602,513 (12)	Citigroup, Inc., Repurchase Agreement dated 04/28/23, 4.81%, due 05/01/23 (Repurchase Amount $602,751, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $614,563, due 08/15/23-08/20/67)	$602,513	0.2
1,000,000 (12)	Jefferies LLC, Repurchase Agreement dated 04/28/23, 4.87%, due 05/01/23 (Repurchase Amount $1,000,400, collateralized by various U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,002, due 05/04/23-03/11/33)	1,000,000	0.3
1,000,000 (12)	RBC Dominion Securities Inc., Repurchase Agreement dated 04/28/23, 4.81%, due 05/01/23 (Repurchase Amount $1,000,395, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 05/04/23-04/20/53)	1,000,000	0.3
	Total Repurchase Agreements (Cost $3,602,513)	3,602,513	1.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.2%
785,000 (13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.780% (Cost $785,000)	$785,000	0.2
	Total Short-Term Investments (Cost $44,573,185)	44,557,040	14.2
	Total Investments in Securities (Cost $372,560,767)	$353,626,245	112.3
	Liabilities in Excess of Other Assets	(38,673,966)	(12.3)
	Net Assets	$314,952,279	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of April 30, 2023.

(3)
Security, or a portion of the security, is on loan.

(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Represents or includes a TBA transaction.

(7)
Defaulted security.

(8)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(9)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(10)
Represents a zero coupon bond. Rate shown reflects the effective yield as of April 30, 2023.

(11)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(13)
Rate shown is the 7-day yield as of April 30, 2023.

Currency Abbreviations:
AUD
Australian Dollar

BRL
Brazilian Real

CAD
Canadian Dollar

CNY
Chinese Yuan

COP
Colombian Peso

CZK
Czech Koruna

EUR
EU Euro

IDR
Indonesian Rupiah

MXN
Mexican Peso

MYR
Malaysian Ringgit

PEN
Peruvian Nuevo Sol

PLN
Polish Zloty

RON
Romanian New Leu

RUB
Russian Ruble

THB
Thai Baht

ZAR
South African Rand

Reference Rate Abbreviations:
SOFR30A
30-day Secured Overnight Financing Rate

TSFR1M
1-month CME Term Secured Overnight Financing Rate

TSFR3M
3-month CME Term Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	18.7%
Collateralized Mortgage Obligations	14.8
Uniform Mortgage-Backed Securities	10.9
Other Asset-Backed Securities	8.8
Commercial Mortgage-Backed Securities	8.6
Financial	8.3
U.S. Treasury Obligations	6.7
U.S. Government Agency Obligations	4.7
Consumer, Non-cyclical	3.9
Energy	3.0
Utilities	2.7
Consumer, Cyclical	1.7
Industrial	1.6
Communications	1.4
Basic Materials	1.3
Technology	1.0
Purchased Options	0.0
Short-Term Investments	14.2
Liabilities in Excess of Other Assets	(12.3)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2023
Asset Table
Investments, at fair value
Purchased Options	$—	$89,910	$—	$89,910
Corporate Bonds/Notes	—	78,381,986	—	78,381,986
Collateralized Mortgage Obligations	—	46,598,159	—	46,598,159
Asset-Backed Securities	—	27,716,932	—	27,716,932
U.S. Government Agency Obligations	—	49,132,680	—	49,132,680
Commercial Mortgage-Backed Securities	—	27,102,353	26,330	27,128,683
Sovereign Bonds	—	59,042,526	—	59,042,526
U.S. Treasury Obligations	—	20,978,329	—	20,978,329
Short-Term Investments	785,000	43,772,040	—	44,557,040
Total Investments, at fair value	$785,000	$352,814,915	$26,330	$353,626,245
Other Financial Instruments+
Centrally Cleared Swaps	—	4,990,390	—	4,990,390
Forward Foreign Currency Contracts	—	5,605,764	—	5,605,764
Forward Premium Swaptions	—	25,280	—	25,280
Futures	1,543,287	—	—	1,543,287
Total Assets	$2,328,287	$363,436,349	$26,330	$365,790,966
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(4,256,047)	$—	$(4,256,047)
Forward Foreign Currency Contracts	—	(4,678,774)	—	(4,678,774)
Forward Premium Swaptions	—	(8,336)	—	(8,336)
Futures	(346,405)	—	—	(346,405)
Volatility Swaps	—	(21,345)	—	(21,345)
Written Options	—	(2,040,649)	—	(2,040,649)
Total Liabilities	$(346,405)	$(11,005,151)	$—	$(11,351,556)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At April 30, 2023, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,819,574	GBP 1,467,648	Bank of America N.A.	05/12/23	$(25,341)
CAD 3,495,030	USD 2,554,855	Bank of America N.A.	05/12/23	25,301
USD 3,531,210	EUR 3,228,919	Bank of America N.A.	05/12/23	(28,988)
USD 3,524,881	GBP 2,838,182	Bank of America N.A.	05/12/23	(42,872)
CHF 8,515,021	USD 9,548,342	Bank of America N.A.	05/12/23	(10,152)
EUR 4,442,231	USD 4,883,922	Bank of America N.A.	05/12/23	14,071
USD 2,157,983	AUD 3,221,570	Bank of America N.A.	05/12/23	25,335
AUD 3,333,934	USD 2,239,437	Bank of America N.A.	05/12/23	(32,405)
USD 6,704,110	AUD 10,032,188	Bank of America N.A.	05/12/23	62,899
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 4,714,104	CHF 4,245,993	Bank of America N.A.	05/12/23	(42,090)
CHF 8,630,829	USD 9,555,093	Bank of America N.A.	05/12/23	112,821
USD 6,893,122	NZD 11,274,324	Bank of America N.A.	05/12/23	(78,732)
GBP 7,366,020	USD 9,206,936	Bank of America N.A.	05/12/23	52,559
USD 4,102,589	MXN 75,231,228	Bank of America N.A.	05/12/23	(72,174)
CHF 1,876,150	USD 2,051,154	Bank of America N.A.	05/12/23	50,435
USD 557,325	THB 19,410,294	Barclays Bank PLC	05/12/23	(11,726)
USD 56,962	EUR 52,106	Barclays Bank PLC	05/12/23	(489)
USD 2,945,250	MYR 13,138,758	Barclays Bank PLC	05/12/23	(5,197)
CLP 153,647,743	USD 182,159	Barclays Bank PLC	05/12/23	7,893
PLN 2,478,659	USD 555,389	Barclays Bank PLC	05/19/23	39,520
USD 322,064	CNY 2,228,560	Barclays Bank PLC	05/19/23	(179)
AUD 4,871,591	USD 3,245,957	BNP Paribas	05/12/23	(21,012)
JPY 183,585,110	USD 1,416,261	BNP Paribas	05/12/23	(66,706)
USD 4,987,921	CHF 4,458,227	BNP Paribas	05/12/23	(6,010)
USD 2,881,454	JPY 374,664,328	BNP Paribas	05/12/23	127,254
GBP 3,169,752	USD 3,907,314	BNP Paribas	05/12/23	77,239
AUD 5,280,470	USD 3,541,861	BNP Paribas	05/12/23	(46,241)
CAD 16,887,719	USD 12,428,702	BNP Paribas	05/12/23	38,415
USD 6,298,770	CAD 8,531,792	BNP Paribas	05/12/23	171
JPY 926,648,865	USD 6,956,221	BNP Paribas	05/12/23	(144,318)
USD 4,709,967	CHF 4,224,923	BNP Paribas	05/12/23	(22,625)
USD 4,618,809	GBP 3,699,489	BNP Paribas	05/12/23	(31,653)
USD 7,188,749	NZD 11,645,756	BNP Paribas	05/12/23	(12,792)
USD 4,973,142	AUD 7,432,134	BNP Paribas	05/12/23	53,142
CAD 9,932,657	USD 7,283,154	BNP Paribas	05/12/23	49,488
NZD 11,296,226	USD 7,006,946	BNP Paribas	05/12/23	(21,549)
GBP 7,330,120	USD 9,115,705	BNP Paribas	05/12/23	98,662
USD 1,843,104	GBP 1,499,258	BNP Paribas	05/12/23	(41,546)
USD 5,771,713	NZD 9,303,522	BNP Paribas	05/12/23	18,570
NZD 9,790,033	USD 6,049,000	BNP Paribas	05/12/23	4,993
USD 1,327,372	JPY 173,260,194	BNP Paribas	05/12/23	53,717
USD 5,884,409	JPY 767,954,790	BNP Paribas	05/12/23	239,085
JPY 120,792,952	USD 922,974	BNP Paribas	05/12/23	(35,012)
NZD 2,130,113	USD 1,335,141	BNP Paribas	05/12/23	(17,915)
USD 1,740,111	GBP 1,428,464	BNP Paribas	05/12/23	(55,547)
NZD 10,424,608	USD 6,575,930	BNP Paribas	05/12/23	(129,527)
MXN 10,648,361	USD 573,000	BNP Paribas	05/12/23	17,903
MXN 24,480,147	USD 1,314,730	BNP Paribas	05/12/23	43,732
USD 1,583,158	NZD 2,517,091	BNP Paribas	05/12/23	26,631
USD 2,689,375	AUD 4,021,849	BNP Paribas	05/12/23	26,949
CAD 2,957,520	USD 2,167,403	BNP Paribas	05/12/23	15,944
NZD 4,278,910	USD 2,681,807	BNP Paribas	05/12/23	(35,800)
USD 3,394,382	CAD 4,570,858	BNP Paribas	05/12/23	20,011
JPY 368,331,278	USD 2,789,836	BNP Paribas	05/12/23	(82,191)
USD 6,801,388	CHF 6,187,608	BNP Paribas	05/12/23	(129,727)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 10,797,906	USD 8,053,373	BNP Paribas	05/12/23	(81,973)
USD 643,860	ZAR 11,471,521	BNP Paribas	05/19/23	17,803
USD 513,504	ZAR 9,161,986	BNP Paribas	05/19/23	13,489
USD 507,706	ZAR 9,097,563	BNP Paribas	05/19/23	11,208
ILS 1,073,195	USD 293,084	BNP Paribas	05/19/23	2,770
USD 509,232	ZAR 9,134,539	BNP Paribas	05/19/23	10,715
MXN 17,940,600	USD 962,367	Brown Brothers Harriman & Co.	05/12/23	33,201
EUR 242,483	USD 263,810	Brown Brothers Harriman & Co.	05/12/23	3,551
EUR 37,440	USD 41,109	Brown Brothers Harriman & Co.	05/12/23	172
EUR 1,284,327	USD 1,403,243	Brown Brothers Harriman & Co.	05/12/23	12,853
HKD 547,037	USD 69,900	Brown Brothers Harriman & Co.	05/12/23	(177)
GBP 706,020	USD 877,750	Brown Brothers Harriman & Co.	05/12/23	9,757
EUR 3,598,413	USD 3,933,418	Brown Brothers Harriman & Co.	05/12/23	34,183
USD 423,534	MXN 7,743,138	Brown Brothers Harriman & Co.	05/12/23	(6,151)
USD 1,093	EUR 1,000	Brown Brothers Harriman & Co.	05/12/23	(10)
CAD 400,760	USD 298,835	Brown Brothers Harriman & Co.	05/12/23	(2,980)
EUR 9,700	USD 10,738	Brown Brothers Harriman & Co.	05/12/23	(43)
SGD 804,588	USD 597,975	Brown Brothers Harriman & Co.	05/12/23	5,239
USD 245,349	ZAR 4,398,023	Brown Brothers Harriman & Co.	05/19/23	5,327
USD 615,000	CNY 4,174,469	Brown Brothers Harriman & Co.	05/19/23	11,384
HUF 53,585,311	USD 146,655	Brown Brothers Harriman & Co.	05/19/23	10,686
USD 11,892	ZAR 217,395	Brown Brothers Harriman & Co.	05/19/23	28
USD 7,475,819	CAD 10,192,763	Citibank N.A.	05/12/23	(48,844)
CAD 1,447,511	USD 1,083,681	Citibank N.A.	05/12/23	(15,077)
JPY 473,866,337	USD 3,555,091	Citibank N.A.	05/12/23	(71,645)
CNY 13,370,310	USD 1,948,000	Citibank N.A.	05/19/23	(14,693)
KRW 4,138,369,955	USD 3,186,867	Citibank N.A.	05/26/23	(89,504)
NOK 2,523,298	USD 235,159	Deutsche Bank AG	05/12/23	1,743
DKK 4,946,164	USD 707,573	Deutsche Bank AG	05/12/23	24,125
USD 588,492	CAD 791,126	Deutsche Bank AG	05/12/23	4,455
USD 618,862	CAD 831,922	Deutsche Bank AG	05/12/23	4,707
EUR 3,574,067	USD 3,937,657	Goldman Sachs International	05/12/23	3,100
EUR 1,938,125	USD 2,093,272	Goldman Sachs International	05/12/23	43,700
GBP 1,401,784	USD 1,716,064	Goldman Sachs International	05/12/23	46,056
AUD 2,331,037	USD 1,542,534	Goldman Sachs International	05/12/23	3,473
JPY 60,302,931	USD 443,310	Goldman Sachs International	05/12/23	(4,082)
USD 7,058,769	NZD 11,494,308	Goldman Sachs International	05/12/23	(27,935)
USD 2,750,383	NZD 4,402,198	Goldman Sachs International	05/12/23	28,138
CHF 1,650,702	USD 1,799,229	Goldman Sachs International	05/12/23	49,823
USD 2,393,387	CAD 3,245,756	Goldman Sachs International	05/12/23	(2,746)
AUD 10,552,156	USD 6,964,687	Goldman Sachs International	05/12/23	20,738
USD 4,537,202	GBP 3,667,167	Goldman Sachs International	05/12/23	(72,630)
CAD 3,685,832	USD 2,685,332	Goldman Sachs International	05/12/23	35,681
USD 1,194,978	EUR 1,085,674	Goldman Sachs International	05/12/23	(2,084)
MXN 23,100,896	USD 1,224,570	Goldman Sachs International	05/12/23	57,355
USD 261,378	COP 1,271,661,170	Goldman Sachs International	05/12/23	(8,589)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 974,725	RON 4,537,900	Goldman Sachs International	05/19/23	(39,459)
IDR 4,978,638,523	USD 325,970	HSBC Bank USA N.A.	05/12/23	13,359
USD 8,762,364	BRL 45,952,466	HSBC Bank USA N.A.	05/12/23	(430,120)
USD 433,559	GBP 348,716	JPMorgan Chase Bank N.A.	05/12/23	(4,797)
CZK 5,112,536	USD 229,743	JPMorgan Chase Bank N.A.	05/19/23	9,466
USD 5,160,349	AUD 7,781,571	Morgan Stanley Capital Services LLC	05/12/23	9,024
USD 4,755,264	GBP 3,784,644	Morgan Stanley Capital Services LLC	05/12/23	26,072
USD 2,825,646	NZD 4,542,554	Morgan Stanley Capital Services LLC	05/12/23	16,606
USD 1,571,262	GBP 1,283,559	Morgan Stanley Capital Services LLC	05/12/23	(42,243)
JPY 468,243,606	USD 3,495,373	Morgan Stanley Capital Services LLC	05/12/23	(53,260)
USD 6,824,247	NZD 10,917,573	Morgan Stanley Capital Services LLC	05/12/23	73,003
CAD 7,185,163	USD 5,336,217	Morgan Stanley Capital Services LLC	05/12/23	(31,873)
GBP 6,918,588	USD 8,621,945	Morgan Stanley Capital Services LLC	05/12/23	75,104
USD 4,724,945	GBP 3,804,204	Morgan Stanley Capital Services LLC	05/12/23	(57,149)
AUD 7,056,199	USD 4,790,736	Morgan Stanley Capital Services LLC	05/12/23	(119,600)
USD 481,233	CHF 437,994	Morgan Stanley Capital Services LLC	05/12/23	(9,390)
AUD 947,999	USD 636,850	Morgan Stanley Capital Services LLC	05/12/23	(9,284)
GBP 3,723,052	USD 4,667,989	Morgan Stanley Capital Services LLC	05/12/23	12,094
USD 2,348,962	CAD 3,154,486	Morgan Stanley Capital Services LLC	05/12/23	20,208
USD 3,375,380	CAD 4,540,325	Morgan Stanley Capital Services LLC	05/12/23	23,550
USD 6,084,020	CAD 8,146,443	Morgan Stanley Capital Services LLC	05/12/23	70,024
USD 3,523,437	JPY 465,838,678	Morgan Stanley Capital Services LLC	05/12/23	99,003
USD 2,240,348	AUD 3,365,961	Morgan Stanley Capital Services LLC	05/12/23	12,115
CAD 3,097,260	USD 2,270,236	Morgan Stanley Capital Services LLC	05/12/23	16,272
EUR 4,383,579	USD 4,816,869	Morgan Stanley Capital Services LLC	05/12/23	16,455
USD 1,989,572	CHF 1,820,577	Morgan Stanley Capital Services LLC	05/12/23	(49,767)
USD 3,776,320	AUD 5,628,411	Morgan Stanley Capital Services LLC	05/12/23	50,366
USD 4,943,117	CHF 4,376,746	Morgan Stanley Capital Services LLC	05/12/23	40,458
AUD 5,245,685	USD 3,517,403	Morgan Stanley Capital Services LLC	05/12/23	(44,811)
EUR 4,404,750	USD 4,875,298	Morgan Stanley Capital Services LLC	05/12/23	(18,632)
CHF 184,211	USD 202,295	Morgan Stanley Capital Services LLC	05/12/23	4,051
USD 9,522,015	CHF 8,506,206	Morgan Stanley Capital Services LLC	05/12/23	(6,302)
USD 4,565,093	EUR 4,160,406	Morgan Stanley Capital Services LLC	05/12/23	(22,160)
CHF 4,176,654	USD 4,683,946	Morgan Stanley Capital Services LLC	05/12/23	(18,564)
USD 8,420,348	EUR 7,624,989	Morgan Stanley Capital Services LLC	05/12/23	13,054
AUD 3,032,936	USD 2,045,661	Morgan Stanley Capital Services LLC	05/12/23	(37,887)
JPY 4,556,705,611	USD 34,543,042	Morgan Stanley Capital Services LLC	05/12/23	(1,046,175)
NZD 11,540,393	USD 7,115,345	Morgan Stanley Capital Services LLC	05/12/23	21,042
EUR 2,453,410	USD 2,681,870	Morgan Stanley Capital Services LLC	05/12/23	23,254
USD 2,300,327	NZD 3,681,730	Morgan Stanley Capital Services LLC	05/12/23	23,606
SEK 11,489,382	USD 1,091,372	Morgan Stanley Capital Services LLC	05/12/23	29,620
USD 2,455,565	EUR 2,236,660	Morgan Stanley Capital Services LLC	05/12/23	(10,570)
USD 477,600	MXN 9,130,939	Morgan Stanley Capital Services LLC	05/12/23	(29,098)
USD 4,567,908	GBP 3,681,006	Morgan Stanley Capital Services LLC	05/12/23	(59,321)
USD 3,175	CAD 4,351	Morgan Stanley Capital Services LLC	05/12/23	(37)
USD 4,035,543	EUR 3,740,579	Morgan Stanley Capital Services LLC	05/12/23	(88,810)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 6,864,287	JPY 922,248,059	Morgan Stanley Capital Services LLC	05/12/23	84,735
EUR 3,485,401	USD 3,788,278	Morgan Stanley Capital Services LLC	05/12/23	54,715
GBP 1,299,229	USD 1,597,172	Morgan Stanley Capital Services LLC	05/12/23	36,031
NZD 4,516,713	USD 2,824,210	Morgan Stanley Capital Services LLC	05/12/23	(31,150)
USD 370,323	CZK 8,215,740	Morgan Stanley Capital Services LLC	05/19/23	(14,081)
USD 375,876	PLN 1,668,241	Morgan Stanley Capital Services LLC	05/19/23	(24,523)
JPY 40,979,977	USD 310,773	Standard Chartered Bank	05/12/23	(9,524)
USD 1,251,384	JPY 166,635,124	Standard Chartered Bank	05/12/23	26,430
USD 1,969,950	EUR 1,794,256	Standard Chartered Bank	05/12/23	(8,393)
USD 913,069	PEN 3,496,141	Standard Chartered Bank	05/12/23	(29,551)
GBP 258,983	USD 323,481	Standard Chartered Bank	05/12/23	2,074
AUD 1,886,500	USD 1,269,035	Standard Chartered Bank	05/12/23	(20,191)
USD 221,781	JPY 29,419,051	Standard Chartered Bank	05/12/23	5,518
USD 2,239,638	CAD 3,059,959	Standard Chartered Bank	05/12/23	(19,333)
NZD 1,555,431	USD 970,603	Standard Chartered Bank	05/12/23	(8,750)
CHF 4,392,573	USD 4,918,845	Standard Chartered Bank	05/12/23	1,542
JPY 176,350,019	USD 1,352,624	Standard Chartered Bank	05/12/23	(56,255)
EUR 1,648,874	USD 1,802,628	Standard Chartered Bank	05/12/23	15,416
AUD 5,159,614	USD 3,431,912	Standard Chartered Bank	05/12/23	(16,298)
AUD 407,844	USD 277,375	Standard Chartered Bank	05/12/23	(7,386)
JPY 104,508,860	USD 793,514	Standard Chartered Bank	05/12/23	(25,257)
NZD 1,468,101	USD 903,520	Standard Chartered Bank	05/12/23	4,330
JPY 367,271,757	USD 2,789,716	Standard Chartered Bank	05/12/23	(89,860)
USD 3,762,209	EUR 3,415,464	Standard Chartered Bank	05/12/23	(3,673)
EUR 75,975	USD 81,320	Standard Chartered Bank	05/12/23	2,449
USD 352,553	NZD 558,722	Standard Chartered Bank	05/12/23	7,049
USD 1,107,423	CAD 1,476,548	State Street Bank and Trust Co.	05/12/23	17,383
USD 3,115,300	EUR 2,837,459	State Street Bank and Trust Co.	05/12/23	(13,274)
EUR 1,761,663	USD 1,923,340	State Street Bank and Trust Co.	05/12/23	19,066
CHF 539,065	USD 591,981	State Street Bank and Trust Co.	05/12/23	11,858
GBP 9,800,161	USD 11,835,839	State Street Bank and Trust Co.	05/12/23	483,506
EUR 52,936,781	USD 56,348,398	State Street Bank and Trust Co.	05/12/23	2,019,564
CAD 5,431,959	USD 3,950,737	State Street Bank and Trust Co.	05/12/23	59,329
USD 1,913,058	EUR 1,788,597	State Street Bank and Trust Co.	05/12/23	(59,045)
USD 2,440,236	CAD 3,298,115	State Street Bank and Trust Co.	05/12/23	5,449
USD 1,261,769	AUD 1,874,937	State Street Bank and Trust Co.	05/12/23	20,579
EUR 572,751	USD 615,910	State Street Bank and Trust Co.	05/12/23	15,605
USD 1,297,947	AUD 1,942,748	State Street Bank and Trust Co.	05/12/23	11,866
USD 1,291,682	JPY 169,947,535	State Street Bank and Trust Co.	05/12/23	42,378
USD 1,380,005	CAD 1,891,247	State Street Bank and Trust Co.	05/12/23	(16,181)
USD 1,881,853	AUD 2,795,143	State Street Bank and Trust Co.	05/12/23	31,496
JPY 318,354,263	USD 2,420,565	State Street Bank and Trust Co.	05/12/23	(80,306)
USD 691,982	MXN 13,006,389	State Street Bank and Trust Co.	05/12/23	(29,773)
CAD 449,590	USD 330,761	State Street Bank and Trust Co.	05/12/23	1,143
USD 1,323,594	NZD 2,140,241	State Street Bank and Trust Co.	05/12/23	105
NZD 15,115	USD 9,389	State Street Bank and Trust Co.	05/12/23	(42)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 325,610	NZD 525,524	State Street Bank and Trust Co.	05/12/23	635
USD 748,561	MXN 14,058,734	State Street Bank and Trust Co.	05/12/23	(31,592)
EUR 227,766	USD 247,755	State Street Bank and Trust Co.	05/12/23	3,380
AUD 4,040,763	USD 2,691,463	State Street Bank and Trust Co.	05/12/23	(16,517)
CHF 4,394,253	USD 4,927,622	State Street Bank and Trust Co.	05/12/23	(5,354)
CHF 1,301,493	USD 1,410,555	State Street Bank and Trust Co.	05/12/23	47,327
NZD 11,369,446	USD 6,961,876	State Street Bank and Trust Co.	05/12/23	68,800
USD 4,437,961	GBP 3,550,097	State Street Bank and Trust Co.	05/12/23	(24,707)
EUR 687,052	USD 757,268	State Street Bank and Trust Co.	05/12/23	(2,905)
NZD 5,748,423	USD 3,555,678	State Street Bank and Trust Co.	05/12/23	(11,543)
JPY 432,021,659	USD 3,259,324	State Street Bank and Trust Co.	05/12/23	(83,483)
USD 946,906	CAD 1,296,453	State Street Bank and Trust Co.	05/12/23	(10,182)
NZD 381,825	USD 236,771	State Street Bank and Trust Co.	05/12/23	(657)
				$926,990

At April 30, 2023, the following futures contracts were outstanding for Voya Global Bond Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	29	06/15/23	$2,349,846	$53,814
Australia 3-Year Bond	27	06/15/23	1,940,337	21,105
Canada 10-Year Bond	68	06/21/23	6,327,962	227,461
Euro-Bobl 5-Year	152	06/08/23	19,758,727	397,909
Euro-Bund	43	06/08/23	6,423,087	53,923
Euro-Buxl® 30-year German Government Bond	29	06/08/23	4,457,753	(52,668)
Euro-OAT	57	06/08/23	8,164,481	248,279
Euro-Schatz	151	06/08/23	17,583,001	146,325
Japan 10-Year Bond (TSE)	9	06/13/23	9,816,140	177,424
Japanese Government Bonds 10-Year Mini	18	06/12/23	1,966,267	45,614
Long Gilt	58	06/28/23	7,395,601	10,684
Long-Term Euro-BTP	33	06/08/23	4,176,272	123,476
U.S. Treasury Ultra Long Bond	6	06/22/23	848,437	34,413
			$91,207,911	$1,487,759
Short Contracts:
U.S. Treasury 10-Year Note	(218)	06/21/23	(25,114,281)	(65,469)
U.S. Treasury 2-Year Note	(8)	06/30/23	(1,649,313)	2,860
U.S. Treasury 5-Year Note	(74)	06/30/23	(8,120,922)	(143,582)
U.S. Treasury Long Bond	(13)	06/21/23	(1,711,531)	(52,958)
U.S. Treasury Ultra 10-Year Note	(31)	06/21/23	(3,765,047)	(31,728)
			$(40,361,094)	$(290,877)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

At April 30, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	2.169%	Annual	04/14/25	GBP3,500,000	$(193,087)	$(193,087)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649	Annual	04/14/52	GBP2,400,000	(1,003,086)	(1,003,086)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.150	Annual	06/20/24	JPY 3,150,000,000	66,145	66,145
Pay	1-day Overnight Tokyo Average Rate	Annual	0.138	Annual	06/10/27	JPY200,000,000	(1,721)	(1,721)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.410	Annual	06/20/29	JPY100,000,000	5,798	5,797
Pay	1-day Overnight Tokyo Average Rate	Annual	0.659	Annual	04/06/33	JPY130,000,000	7,719	7,719
Pay	1-day Overnight Tokyo Average Rate	Annual	0.664	Annual	07/15/37	JPY400,000,000	(26,109)	(26,109)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.874	Annual	04/06/38	JPY130,000,000	11,170	11,170
Pay	1-day Overnight Tokyo Average Rate	Annual	0.743	Annual	06/10/42	JPY400,000,000	(77,552)	(77,552)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.826	Annual	05/20/47	JPY350,000,000	(75,152)	(75,152)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.978	Annual	06/28/52	JPY290,000,000	(2,209)	(2,209)
Pay	28-day MXN TIIE-BANXICO	Monthly	8.735	Monthly	03/16/28	MXN41,875,000	19,864	19,864
Pay	1-day Secured Overnight Financing Rate	Annual	3.393	Annual	08/25/24	USD7,800,000	(148,382)	(148,382)
Pay	1-day Secured Overnight Financing Rate	Annual	3.270	Annual	02/20/25	USD5,834,000	(14,739)	(14,739)
Pay	1-day Secured Overnight Financing Rate	Annual	3.332	Annual	02/20/25	USD4,668,000	(9,057)	(9,057)
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD833,000	(29,062)	(29,062)
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD616,000	(29,816)	(29,816)
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD850,000	(72,203)	(72,203)
Pay	1-month USD-LIBOR	Monthly	1.493	Monthly	03/17/31	USD3,000,000	(376,979)	(376,980)
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD3,090,000	(224,417)	(224,417)
Pay	1-day Secured Overnight Financing Rate	Annual	2.900	Annual	03/16/33	USD305,000	(885)	(886)
Pay	1-day Secured Overnight Financing Rate	Annual	2.988	Annual	03/16/33	USD550,000	320	320
Pay	1-day Secured Overnight Financing Rate	Annual	3.058	Annual	05/10/33	USD5,247,000	(48,420)	(48,420)
Pay	1-day Secured Overnight Financing Rate	Annual	3.085	Annual	05/10/33	USD3,358,000	(23,376)	(23,376)
Pay	1-day Secured Overnight Financing Rate	Annual	3.289	Annual	05/10/33	USD4,617,353	47,717	47,717
Pay	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/10/33	USD6,296,553	168,627	168,627
Pay	1-day Secured Overnight Financing Rate	Annual	3.065	Annual	05/11/33	USD4,701,000	(40,498)	(40,498)
Pay	1-day Secured Overnight Financing Rate	Annual	3.139	Annual	05/12/33	USD2,728,250	(6,288)	(6,288)
Pay	1-day Secured Overnight Financing Rate	Annual	3.164	Annual	05/12/33	USD2,519,000	(445)	(445)
Pay	1-day Secured Overnight Financing Rate	Annual	3.200	Annual	05/12/33	USD3,358,000	9,699	9,699
Pay	1-day Secured Overnight Financing Rate	Annual	3.207	Annual	05/12/33	USD1,427,000	4,932	4,932
Pay	1-day Secured Overnight Financing Rate	Annual	3.212	Annual	05/12/33	USD2,401,292	9,431	9,431
Pay	1-day Secured Overnight Financing Rate	Annual	3.214	Annual	05/12/33	USD2,308,854	9,503	9,503
Pay	1-day Secured Overnight Financing Rate	Annual	3.216	Annual	05/12/33	USD2,308,854	9,897	9,897
Pay	1-day Secured Overnight Financing Rate	Annual	3.233	Annual	05/12/33	USD2,729,000	15,536	15,536
Pay	1-day Secured Overnight Financing Rate	Annual	3.610	Annual	05/12/33	USD699,333	26,370	26,370
Pay	1-day Secured Overnight Financing Rate	Annual	3.674	Annual	05/12/33	USD4,030,000	173,792	173,792
Pay	1-day Secured Overnight Financing Rate	Annual	3.456	Annual	05/17/33	USD3,190,000	79,283	79,283
Pay	1-day Secured Overnight Financing Rate	Annual	3.275	Annual	09/11/33	USD3,053,000	48,247	48,247
Pay	1-day Secured Overnight Financing Rate	Annual	2.945	Annual	09/13/33	USD611,000	(7,227)	(7,227)
Pay	1-day Secured Overnight Financing Rate	Annual	3.022	Annual	09/13/33	USD611,000	(3,271)	(3,271)
Pay	1-day Secured Overnight Financing Rate	Annual	3.067	Annual	09/13/33	USD1,313,000	(2,115)	(2,115)
Pay	1-day Secured Overnight Financing Rate	Annual	3.075	Annual	09/13/33	USD1,649,000	(1,487)	(1,487)
Pay	1-day Secured Overnight Financing Rate	Annual	3.163	Annual	09/13/33	USD305,000	1,975	1,975
Pay	1-day Secured Overnight Financing Rate	Annual	3.174	Annual	09/13/33	USD1,527,000	11,294	11,294
Pay	1-month USD-LIBOR	Monthly	1.756	Monthly	03/17/36	USD4,000,000	(647,662)	(647,662)
Pay	1-day Overnight Tokyo Average Rate	Annual	1.000	Annual	12/28/37	JPY60,000,000	14,738	14,738
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD1,600,000	(192,918)	(192,918)
Pay	1-day Secured Overnight Financing Rate	Annual	2.843	Annual	06/16/53	USD427,000	(9,795)	(9,795)
Pay	1-day Secured Overnight Financing Rate	Annual	2.930	Annual	06/16/53	USD366,000	(2,231)	(2,231)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.803	Annual	09/13/25	GBP800,000	$10,460	$10,460
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	2.999	Annual	09/13/52	GBP500,000	58,637	58,637
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.674	Annual	09/30/52	GBP200,000	(7,853)	(7,853)
Receive	1-day Overnight Tokyo Average Rate	Annual	0.894	Annual	05/12/52	JPY60,000,000	9,643	9,643
Receive	1-day Secured Overnight Financing Rate	Annual	1.567	Annual	02/17/24	USD12,000,000	397,532	397,532
Receive	1-day Secured Overnight Financing Rate	Annual	2.140	Annual	03/24/24	USD12,000,000	324,952	324,952
Receive	1-month USD-LIBOR	Monthly	1.522	Monthly	10/30/24	USD9,000,000	392,460	392,460
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD2,130,000	65,758	65,758
Receive	1-day Secured Overnight Financing Rate	Annual	3.517	Annual	02/20/25	USD1,186,000	229	229
Receive	1-day Secured Overnight Financing Rate	Annual	3.559	Annual	02/20/25	USD3,987,000	(809)	(809)
Receive	1-day Secured Overnight Financing Rate	Annual	3.586	Annual	02/20/25	USD1,848,000	(845)	(845)
Receive	1-day Secured Overnight Financing Rate	Annual	3.782	Annual	02/20/25	USD1,361,000	(3,136)	(3,136)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD2,360,000	65,114	65,114
Receive	1-day Secured Overnight Financing Rate	Annual	2.590	Annual	04/13/25	USD15,000,000	436,856	436,856
Receive	1-month USD-LIBOR	Monthly	2.843	Monthly	04/30/25	USD2,600,000	67,278	67,278
Receive	1-month USD-LIBOR	Monthly	3.053	Monthly	10/18/25	USD1,140,000	24,537	24,537
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD3,420,000	163,361	163,361
Receive	1-day Secured Overnight Financing Rate	Annual	2.188	Annual	03/24/27	USD5,000,000	246,807	246,807
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD5,000,000	114,244	114,244
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD1,970,000	69,139	69,139
Receive	1-month USD-LIBOR	Monthly	1.115	Monthly	03/01/28	USD2,500,000	261,078	260,873
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD1,600,000	25,519	25,519
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD12,000,000	1,178,281	1,178,281
Receive	1-day Secured Overnight Financing Rate	Annual	1.847	Annual	02/17/32	USD2,000,000	214,541	214,541
Receive	1-day Secured Overnight Financing Rate	Annual	3.464	Annual	09/26/32	USD7,000,000	(131,284)	(131,284)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD1,270,000	94,300	94,300
Receive	1-day Secured Overnight Financing Rate	Annual	3.180	Annual	05/11/33	USD14,062,000	(16,198)	(16,198)
Receive	1-day Secured Overnight Financing Rate	Annual	3.337	Annual	05/11/33	USD3,442,000	(49,787)	(49,787)
Receive	1-day Secured Overnight Financing Rate	Annual	3.292	Annual	05/12/33	USD15,826,000	(169,558)	(169,558)
Receive	1-day Secured Overnight Financing Rate	Annual	3.296	Annual	05/12/33	USD2,519,000	(27,739)	(27,739)
Receive	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/12/33	USD3,568,000	(95,984)	(95,984)
Receive	1-day Secured Overnight Financing Rate	Annual	3.598	Annual	05/12/33	USD2,309,000	(84,657)	(84,657)
Receive	1-day Secured Overnight Financing Rate	Annual	3.643	Annual	05/12/33	USD5,877,000	(237,818)	(237,818)
Receive	1-day Secured Overnight Financing Rate	Annual	3.689	Annual	05/12/33	USD2,309,000	(102,569)	(102,569)
Receive	1-day Secured Overnight Financing Rate	Annual	3.214	Annual	09/13/33	USD1,160,000	(12,440)	(12,440)
Receive	1-day Secured Overnight Financing Rate	Annual	3.353	Annual	09/13/33	USD1,588,000	(35,571)	(35,571)
Receive	1-day Secured Overnight Financing Rate	Annual	3.137	Annual	10/13/33	USD180,000	(1,048)	(1,048)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD530,000	6,731	6,731
Receive	1-month USD-LIBOR	Monthly	2.940	Monthly	08/03/48	USD500,000	21,082	21,082
Receive	1-day Secured Overnight Financing Rate	Annual	2.979	Annual	06/16/53	USD183,000	(618)	(618)
Receive	1-day Secured Overnight Financing Rate	Annual	2.998	Annual	06/16/53	USD214,000	(1,527)	(1,527)
Receive	1-day Secured Overnight Financing Rate	Annual	3.060	Annual	06/16/53	USD107,000	(2,052)	(2,052)
Receive	1-day Secured Overnight Financing Rate	Annual	3.078	Annual	06/16/53	USD192,000	(4,363)	(4,363)
							$734,551	$734,343

At April 30, 2023, the following OTC volatility swaps were outstanding for Voya Global Bond Fund:
Pay/Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CNH Spot Exchange Rate	6.350%	Morgan Stanley Capital Services LLC	06/16/23	USD	6,457,000	$(21,345)	$(21,345)
							$(21,345)	$(21,345)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

At April 30, 2023, the following OTC purchased foreign currency dual digital options were outstanding for Voya Global Bond Fund:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
AUD/USD & USD/JPY Dual Digital	Barclays Bank PLC	05/30/23	0.60 & 125	USD 339,000	$6,441	$—
AUD/USD & USD/JPY Dual Digital	Goldman Sachs International	05/30/23	0.6375 & 131.5	USD 148,000	8,606	309
USD/CNH & USD/JPY Dual Digital	BNP Paribas	05/30/23	7.2 & 131.5	USD 127,000	8,763	19
					$23,810	$328
At April 30, 2023, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107 .500	USD 1,867,000	$92,603	$20,507
Call USD vs. Put JPY	Bank of America N.A.	09/09/32	140 .000	USD 2,055,300	36,585	16,441
Call USD vs. Put JPY	BNP Paribas	09/09/32	140 .000	USD 2,055,300	39,215	16,441
Put USD vs. Call JPY	BNP Paribas	06/23/23	130 .000	USD 2,665,000	13,005	2,356
Put USD vs. Call JPY	Goldman Sachs International	07/07/23	115 .000	USD 306,800	27,612	2,109
Put USD vs. Call MXN	Goldman Sachs International	06/28/23	18 .060	USD 2,679,000	28,373	31,728
					$237,393	$89,582
At April 30, 2023, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value
Call USD vs. Put JPY	Bank of America N.A.	09/09/27	140 .000	USD 2,055,300	$58,206	$(25,784)
Call USD vs. Put JPY	BNP Paribas	09/09/27	140 .000	USD 2,055,300	56,315	(25,784)
Call USD vs. Put MXN	Goldman Sachs International	06/28/23	19 .600	USD 2,679,000	28,909	(8,776)
Call USD vs. Put MXN	Bank of America N.A.	08/31/23	18 .750	USD 6,098,000	188,855	(124,094)
Put USD vs. Call MXN	Morgan Stanley Capital Services LLC	06/28/23	17 .450	USD 2,679,000	11,833	(7,351)
Put USD vs. Call MXN	Bank of America N.A.	08/31/23	18 .000	USD 2,679,000	29,790	(37,959)
					$373,908	$(229,748)
At April 30, 2023, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Fund:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Pay	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD 3,053,000	$82,584	$(140,437)
Call on 10-Year Interest Rate Swap(2)	BNP Paribas	Pay	3.033%	1-day Secured Overnight Financing Rate	10/11/23	USD 2,245,000	60,222	(50,425)
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Pay	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD 6,106,000	165,167	(277,036)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD 8,395,000	211,974	(320,573)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD 3,053,000	81,553	(143,319)
Call on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Pay	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD 8,395,000	257,307	(60,039)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD 9,724,000	$45,751	$(82,491)
Call on 1-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD 19,448,000	84,648	(89,833)
Call on 30-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	2.994%	1-day Secured Overnight Financing Rate	06/14/23	USD 1,527,000	65,928	(36,885)
Put on 10-Year Interest Rate Swap(3)	Bank of America N.A.	Receive	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD 3,053,000	82,584	(27,722)
Put on 10-Year Interest Rate Swap(3)	BNP Paribas	Receive	3.033%	1-day Secured Overnight Financing Rate	10/11/23	USD 2,245,000	60,222	(60,988)
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Receive	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD 6,106,000	165,167	(56,699)
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Receive	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD 8,395,000	211,974	(82,838)
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Receive	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD 3,053,000	81,553	(25,787)
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Receive	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD 8,395,000	257,307	(168,726)
Put on 1-Year Interest Rate Swap(3)	Barclays Bank PLC	Receive	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD 9,724,000	45,751	(30,419)
Put on 1-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD 19,448,000	84,648	(123,175)
Put on 30-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	2.994%	1-day Secured Overnight Financing Rate	06/14/23	USD 1,527,000	65,928	(33,509)
							$2,110,268	$(1,810,901)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

At April 30, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Fund:
Description	Counterparty	Exercise Rate(4)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(5)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD 3,136,000	$(548,800)	$8,709
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD 7,382,300	(1,328,814)	(7,473)
							$(1,877,614)	$1,236
At April 30, 2023, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Fund:
Description	Counterparty	Exercise Rate(4)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(5)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap	Bank of America N.A.	3.038%	Pay	1-day Secured Overnight Financing Rate	03/27/28	USD 1,527,000	$64,745	$(863)
Call on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.060%	Pay	1-day Secured Overnight Financing Rate	03/14/28	USD 3,053,000	133,040	3,526
Put on 5-Year Interest Rate Swap	Bank of America N.A.	3.038%	Receive	1-day Secured Overnight Financing Rate	03/27/28	USD 1,527,000	64,745	1,644
Put on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.060%	Receive	1-day Secured Overnight Financing Rate	03/14/28	USD 3,053,000	133,040	11,401
							$395,570	$15,708

(1)
Payments made at maturity date.

(2)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.

(3)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.

(4)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(5)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
AUD  –  Australian Dollar
BRL  – Brazilian Real
CAD  – Canadian Dollar
CHF  – Swiss Franc
CLP  – Chilean Peso
COP  – Colombian Peso
CNY  – Chinese Yuan
CZK  – Czech Koruna
DKK  – Danish Krone
EUR  – EU Euro
GBP  – British Pound
HKD  – Hong Kong Sar Dollar
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

HUF  – Hungarian Forint
IDR  – Indonesian Rupiah
ILS  – Israeli New Shekel
JPY  – Japanese Yen
KRW  – South Korean Won
MXN  – Mexican Peso
MYR  – Malaysian Ringgit
NOK  – Norwegian Krone
NZD  – New Zealand Dollar
PEN  – Peruvian Nuevo Sol
PLN  – Polish Zloty
RON  – Romanian New Leu
SEK  – Swedish Krona
SGD  – Singapore Dollar
THB  – Thai Baht
USD  – United States Dollar
ZAR  – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$89,910
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	5,605,764
Interest rate contracts	Unrealized appreciation on forward premium swaptions	25,280
Interest rate contracts	Variation margin receivable on futures contracts**	1,543,287
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	4,990,390
Total Asset Derivatives		$12,254,631
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$4,678,774
Interest rate contracts	Unrealized depreciation on forward premium swaptions	8,336
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	21,345
Interest rate contracts	Variation margin payable on futures contracts**	346,405
Interest rate contracts	Variation margin payable on centrally cleared swaps**	4,256,047
Foreign exchange contracts	Written options, at fair value	229,748
Interest rate contracts	Written options, at fair value	1,810,901
Total Liability Derivatives		$11,351,556

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(535,503)	$—	$(535,503)
Foreign exchange contracts	(178,359)	5,907,371	—	—	67,842	5,796,854
Interest rate contracts	175,559	—	(3,094,726)	(3,357,710)	609,007	(5,667,870)
Total	$(2,800)	$5,907,371	$(3,094,726)	$(3,893,213)	$676,849	$(406,519)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$(436,387)	$2,876,273	$—	$(21,345)	$225,299	$2,643,840
Interest rate contracts	91,929	—	1,461,249	1,146,017	439,865	3,139,060
Total	$(344,458)	$2,876,273	$1,461,249	$1,124,672	$665,164	$5,782,900

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2023:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HBSC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	State Street Bank and Trust Co.	Totals
Assets:
Purchased options	$16,441	$—	$39,323	$—	$—		$34,146				$—	$—	$89,910
Forward premium swaptions	1,644	8,709	—	—	—	—	—	—	—	14,927	—	—	25,280
Forward foreign currency contracts	343,421	47,413	967,891	126,381	—	35,030	288,064	13,359	9,466	850,462	64,808	2,859,469	5,605,764
Total Assets	$361,506	$56,122	$1,007,214	$126,381	$—	$35,030	$322,210	$13,359	$9,466	$865,389	$64,808	$2,859,469	$5,720,954
Liabilities:
Forward foreign currency contracts	$332,754	$17,591	$982,144	$9,361	$239,763	$—	$157,525	$430,120	$4,797	$1,824,687	$294,471	$385,561	$4,678,774
Forward premium swaptions	863	7,473	—	—	—	—	—	—	—	—	—	—	8,336
Volatility swaps	—	—	—	—	—	—	—	—	—	21,345	—	—	21,345
Written options	355,996	112,910	137,197	—	333,735	—	581,293	—	228,765	290,753	—	—	2,040,649
Total Liabilities	$689,613	$137,974	$1,119,341	$9,361	$573,498	$—	$738,818	$430,120	$233,562	$2,136,785	$294,471	$385,561	$6,749,104
Net OTC derivative instruments by counterparty, at fair value	$(328,107)	$(81,852)	$(112,127)	$117,020	$(573,498)	$35,030	$(416,608)	$(416,761)	$(224,096)	$(1,271,396)	$(229,663)	$2,473,908	$(1,028,150)
Total cash collateral pledged by the Fund/(Received from counterparty)	$328,107	$81,852	$112,127	$—	$560,000	$—	$416,608	$416,761	$224,096	$1,060,000	$—	$—	$3,199,551
Total non-cash collateral pledged by the Fund/(Received from counterparty)	—	—	—	—	—	—	—	—	—	—	—	(2,256,754)	(2,256,754)
Net Exposure(1)(2)(3)	$—	$—	$—	$117,020	$(13,498)	$35,030	$—	$—	$—	$(211,396)	$(229,663)	$217,154	$(85,353)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2023 (Unaudited) (continued)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At April 30, 2023, the Fund had pledged $410,000, $130,000, $340,000, $650,000, $500,000, and $660,000 in cash collateral to Bank of America N.A., Barclays Bank PLC, BNP Paribas, Goldman Sachs International, HSBC Bank USA N.A. and JPMorgan Chase Bank N.A., respectively. Excess cash collateral is not shown for financial reporting purposes.

(3)
At April 30, 2023 the Fund had received U.S. Treasury Notes with the original par of $2,480,000 in non-cash collateral from State Street Bank and Trust Co. Excess cash collateral is not shown for financial reporting purposes.

At April 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $372,945,844.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$17,528,222
Gross Unrealized Depreciation	(32,624,705)
Net Unrealized Depreciation	$(15,096,483)
See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.7%
	Australia: 3.2%
32,896	Ampol Ltd.	$656,364	0.2
83,035	ANZ Group Holdings Ltd.	1,348,342	0.5
327,504	Aurizon Holdings Ltd.	744,629	0.3
8,375	BHP Group Ltd.	248,549	0.1
86,327	Brambles Ltd.	817,760	0.3
39,043	Computershare Ltd.	581,186	0.2
81,098	Insurance Australia Group Ltd.	268,685	0.1
335,801	Medibank Pvt Ltd.	794,693	0.3
50,813	National Australia Bank Ltd.	978,209	0.4
135,589	Scentre Group	260,208	0.1
148,187	Telstra Group Ltd.	429,922	0.2
132,264	Transurban Group - Stapled Security	1,319,108	0.5
		8,447,655	3.2
	Austria: 0.2%
10,698	OMV AG	506,260	0.2

	Canada: 3.7%
27,480	BCE, Inc.	1,320,809	0.5
31,904	Canadian Imperial Bank of Commerce - XTSE	1,337,526	0.5
20,105	Cenovus Energy, Inc.	337,445	0.1
32,384	Element Fleet Management Corp.	423,548	0.2
15,020	iA Financial Corp., Inc.	1,007,837	0.4
18,724	Rogers Communications, Inc.	925,109	0.3
13,280	Royal Bank of Canada	1,318,443	0.5
26,876	Suncor Energy, Inc.	841,481	0.3
11,048	TC Energy Corp.	459,175	0.2
28,115	TELUS Corp.	595,980	0.2
10,331	Thomson Reuters Corp.	1,358,505	0.5
		9,925,858	3.7
	Denmark: 0.4%
167	AP Moller - Maersk A/S - Class B	301,861	0.1
40,128 (1)	Danske Bank A/S	848,097	0.3
		1,149,958	0.4
	Finland: 0.1%
80,384	Nokia OYJ - Finland	340,118	0.1

	France: 3.9%
7,752	Air Liquide SA	1,394,514	0.5
48,527	AXA S.A.	1,583,935	0.6
13,680	BNP Paribas	883,914	0.3
1,934	Dassault Aviation SA	377,939	0.1
16,771	Edenred	1,089,677	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
3,648	Eiffage SA	$434,201	0.2
9,777 (2)	La Francaise des Jeux SAEM	417,889	0.2
136,956	Orange SA	1,782,615	0.7
8,961	Sanofi	965,715	0.4
7,007	Thales S.A.	1,069,296	0.4
33,493	Vivendi SE	367,904	0.1
		10,367,599	3.9
	Germany: 0.7%
16,225	BASF SE	839,227	0.3
22,541 (1)	Commerzbank AG	250,502	0.1
10,196	GEA Group AG	479,549	0.2
3,175	Symrise AG	383,613	0.1
		1,952,891	0.7
	Hong Kong: 1.6%
127,500	CK Asset Holdings Ltd.	753,924	0.3
101,000	CK Hutchison Holdings Ltd.	675,228	0.3
14,600	Jardine Matheson Holdings Ltd.	703,720	0.3
86,000	Link REIT	562,517	0.2
82,000	MTR Corp.	409,715	0.1
117,500	Power Assets Holdings Ltd.	671,430	0.2
265,000	SITC International Holdings Co. Ltd.	490,166	0.2
		4,266,700	1.6
	Ireland: 0.3%
12,168	DCC PLC	757,059	0.3

	Israel: 0.2%
73,259	Bank Leumi Le-Israel BM	580,701	0.2

	Italy: 1.3%
119,685	ENI S.p.A.	1,808,137	0.7
62,325 (2)	Poste Italiane SpA	648,615	0.2
172,849	Snam SpA	960,643	0.4
		3,417,395	1.3
	Japan: 7.3%
2,700	Hirose Electric Co., Ltd.	364,389	0.1
46,500	Honda Motor Co., Ltd.	1,233,321	0.5
214,400	Japan Post Holdings Co. Ltd.	1,764,925	0.7
89,500	Japan Tobacco, Inc.	1,925,762	0.7
19,300	KDDI Corp.	602,510	0.2
19,600	McDonald’s Holdings Co. Japan Ltd.	816,541	0.3
48,200	Mitsubishi UFJ Financial Group, Inc.	301,709	0.1

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
26,700	NEC Corp.	$1,026,757	0.4
76,600	Oji Holdings Corp.	301,015	0.1
14,000	Ono Pharmaceutical Co., Ltd.	281,891	0.1
29,500	ORIX Corp.	501,869	0.2
3,400	Rohm Co., Ltd.	255,980	0.1
22,300	Secom Co., Ltd.	1,427,958	0.5
28,600	Sekisui Chemical Co., Ltd.	407,048	0.2
67,400	Sekisui House Ltd.	1,385,654	0.5
15,700	Sompo Holdings, Inc.	655,155	0.3
86,800	Sumitomo Chemical Co., Ltd.	293,316	0.1
53,700	Sumitomo Mitsui Financial Group, Inc.	2,194,914	0.8
11,800	Taisei Corp.	401,329	0.2
57,600	Takeda Pharmaceutical Co., Ltd.	1,909,968	0.7
63,700	Tokio Marine Holdings, Inc.	1,280,818	0.5
		19,332,829	7.3
	Netherlands: 1.3%
154,592	Koninklijke KPN NV	563,781	0.2
36,326	NN Group NV	1,354,614	0.5
11,415	Wolters Kluwer NV	1,512,421	0.6
		3,430,816	1.3
	New Zealand: 0.1%
97,083	Spark New Zealand Ltd.	314,563	0.1

	Singapore: 0.5%
504,800	Genting Singapore Ltd.	429,446	0.2
138,400	Keppel Corp., Ltd.	642,645	0.2
64,800	Singapore Airlines Ltd.	285,009	0.1
		1,357,100	0.5
	Spain: 1.9%
26,233	ACS Actividades de Construccion y Servicios SA	901,956	0.4
72,638	Banco Bilbao Vizcaya Argentaria SA	531,784	0.2
32,441	Industria de Diseno Textil SA	1,115,221	0.4
40,247	Red Electrica Corp. SA	731,747	0.3
110,812	Repsol SA	1,627,802	0.6
		4,908,510	1.9
	Switzerland: 2.3%
11,586	Novartis AG	1,185,177	0.5
2,617	Roche Holding AG-GENUSSCHEIN	819,488	0.3
2,432	Swisscom AG	1,669,692	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
4,936	Zurich Insurance Group AG	$2,393,724	0.9
		6,068,081	2.3
	United Kingdom: 5.3%
143,335	Amcor PLC	1,572,385	0.6
162,496	BAE Systems PLC	2,070,205	0.8
198,332	BP PLC	1,330,614	0.5
49,097	British American Tobacco PLC	1,813,935	0.7
62,442	British Land Co. PLC	314,599	0.1
84,422	GSK PLC	1,522,402	0.6
65,919	Imperial Brands PLC	1,631,772	0.6
472,530	Lloyds Banking Group Plc	287,073	0.1
248,213	NatWest Group PLC	817,641	0.3
24,587	Smiths Group PLC	519,886	0.2
88,738	Tesco PLC	313,730	0.1
127,999	The Sage Group PLC	1,320,051	0.5
2,321	Willis Towers Watson PLC	537,544	0.2
		14,051,837	5.3
	United States: 63.4%
16,463	3M Co.	1,748,700	0.7
26,857	AbbVie, Inc.	4,058,630	1.5
1,407	Acuity Brands, Inc.	221,434	0.1
10,244	AECOM	850,764	0.3
6,749	Air Products & Chemicals, Inc.	1,986,636	0.7
6,166	Allison Transmission Holdings, Inc.	300,839	0.1
48,836	Altria Group, Inc.	2,320,198	0.9
15,069	Amdocs Ltd.	1,375,046	0.5
20,405	American Electric Power Co., Inc.	1,885,830	0.7
14,276	American International Group, Inc.	757,199	0.3
844	Ameriprise Financial, Inc.	257,521	0.1
1,814	Ametek, Inc.	250,205	0.1
10,581	Amgen, Inc.	2,536,689	1.0
4,189	Aon PLC	1,362,179	0.5
4,525	Aptargroup, Inc.	536,258	0.2
8,221	Assurant, Inc.	1,012,252	0.4
6,274	Automatic Data Processing, Inc.	1,380,280	0.5
12,094	Avnet, Inc.	498,998	0.2
19,990	Axis Capital Holdings Ltd.	1,130,235	0.4
23,506	Bank OZK	839,634	0.3
41,340	Bristol-Myers Squibb Co.	2,760,272	1.0
20,927	Cardinal Health, Inc.	1,718,107	0.6
8,747	Cheniere Energy, Inc.	1,338,291	0.5
5,329	Cigna Corp.	1,349,782	0.5

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
71,728	Cisco Systems, Inc.	$3,389,148	1.3
12,362	Citizens Financial Group, Inc.	382,480	0.1
14,966	Coca-Cola Co.	960,069	0.4
13,779	Colgate-Palmolive Co.	1,099,564	0.4
16,782	Commerce Bancshares, Inc.	937,275	0.4
15,234	Consolidated Edison, Inc.	1,500,092	0.6
35,100	CSX Corp.	1,075,464	0.4
10,545	Cullen/Frost Bankers, Inc.	1,162,586	0.4
18,219	CVS Health Corp.	1,335,635	0.5
35,502	Dow, Inc.	1,931,309	0.7
27,888	DT Midstream, Inc.	1,374,042	0.5
12,912	DTE Energy Co.	1,451,438	0.5
21,704	Duke Energy Corp.	2,146,091	0.8
16,513	Edison International	1,215,357	0.5
14,175	Electronic Arts, Inc.	1,804,194	0.7
2,580	Elevance Health, Inc.	1,209,117	0.5
21,864	Emerson Electric Co.	1,820,397	0.7
4,850	EOG Resources, Inc.	579,429	0.2
122,099	Equitrans Midstream Corp.	628,810	0.2
3,978	Erie Indemnity Co.	864,539	0.3
4,217	Everest Re Group Ltd.	1,594,026	0.6
23,515	Evergy, Inc.	1,460,517	0.5
19,925	First Hawaiian, Inc.	380,767	0.1
58,709	Flowers Foods, Inc.	1,615,085	0.6
3,312	FMC Corp.	409,297	0.2
84,119	FNB Corp.	965,686	0.4
12,913	Fortive Corp.	814,681	0.3
23,239	Gaming and Leisure Properties, Inc.	1,208,428	0.5
23,876	General Mills, Inc.	2,116,130	0.8
13,241	General Motors Co.	437,483	0.2
30,772	Genpact Ltd.	1,370,893	0.5
39,545	Gentex Corp.	1,091,046	0.4
10,137	Genuine Parts Co.	1,706,158	0.6
29,755	Gilead Sciences, Inc.	2,446,158	0.9
34,784	H&R Block, Inc.	1,179,525	0.4
5,356	Hancock Whitney Corp.	195,601	0.1
7,273	Hanover Insurance Group, Inc.	869,560	0.3
23,009	Hartford Financial Services Group, Inc.	1,633,409	0.6
11,177	Highwoods Properties, Inc.	256,177	0.1
1,832	Humana, Inc.	971,858	0.4
10,177	International Bancshares Corp.	434,253	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
4,853	International Business Machines Corp.	$613,468	0.2
10,289	Iridium Communications, Inc.	653,043	0.2
25,971	Iron Mountain, Inc.	1,434,638	0.5
34,890	Johnson & Johnson	5,711,493	2.1
4,009	Johnson Controls International plc	239,899	0.1
52,193	Juniper Networks, Inc.	1,573,619	0.6
13,403	Kellogg Co.	935,127	0.3
29,884	Keurig Dr Pepper, Inc.	977,207	0.4
21,572	Kilroy Realty Corp.	630,765	0.2
14,521	Kimberly-Clark Corp.	2,103,948	0.8
16,104	Leidos Holdings, Inc.	1,501,859	0.6
9,458	LKQ Corp.	546,010	0.2
17,283	Loews Corp.	994,982	0.4
15,460	Marathon Petroleum Corp.	1,886,120	0.7
10,112	Marsh & McLennan Cos., Inc.	1,822,081	0.7
9,865	McDonald’s Corp.	2,917,574	1.1
3,831	McKesson Corp.	1,395,403	0.5
38,623	Merck & Co., Inc.	4,459,798	1.7
17,026	Metlife, Inc.	1,044,205	0.4
27,206	MGIC Investment Corp.	404,553	0.2
2,833	Mid-America Apartment Communities, Inc.	435,715	0.2
18,979	Mondelez International, Inc.	1,456,069	0.5
8,076	Morgan Stanley	726,598	0.3
8,006	MSC Industrial Direct Co.	726,384	0.3
17,863	National Fuel Gas Co.	998,542	0.4
33,728	National Retail Properties, Inc.	1,467,168	0.6
14,607	NetApp, Inc.	918,634	0.3
44,942	New Fortress Energy, Inc.	1,361,293	0.5
42,410	NiSource, Inc.	1,206,989	0.5
64,299	Old Republic International Corp.	1,624,836	0.6
8,350	ONE Gas, Inc.	642,532	0.2
17,030	Oneok, Inc.	1,113,932	0.4
6,979	Packaging Corp. of America	943,979	0.4
27,014	Patterson Cos., Inc.	732,349	0.3
19,205	PepsiCo, Inc.	3,666,042	1.4
55,818	Pfizer, Inc.	2,170,762	0.8
29,315	Philip Morris International, Inc.	2,930,621	1.1
18,793	Phillips 66	1,860,507	0.7
12,435	Popular, Inc.	746,224	0.3

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
55,999	PPL Corp.	$1,608,291	0.6
4,328	Procter & Gamble Co.	676,813	0.3
20,259	Prosperity Bancshares, Inc.	1,268,619	0.5
6,312	Qualcomm, Inc.	737,242	0.3
121,948	Rithm Capital Corp.	995,096	0.4
22,204	Rollins, Inc.	938,119	0.4
8,827	Sempra Energy	1,372,510	0.5
5,329	Sensata Technologies Holding PLC	231,545	0.1
1,158	Sherwin-Williams Co.	275,071	0.1
8,204	Silgan Holdings, Inc.	404,129	0.2
5,901	Snap-On, Inc.	1,530,778	0.6
19,191	Sonoco Products Co.	1,163,358	0.4
10,251	Targa Resources Corp.	774,258	0.3
10,713	Texas Instruments, Inc.	1,791,214	0.7
10,685	Travelers Cos, Inc.	1,935,481	0.7
6,483	UMB Financial Corp.	412,384	0.2
1,503	UnitedHealth Group, Inc.	739,611	0.3
36,049	Unum Group	1,521,268	0.6
41,615	US Bancorp	1,426,562	0.5
5,834	Valero Energy Corp.	668,985	0.2
80,148	Verizon Communications, Inc.	3,112,147	1.2
22,361	Virtu Financial, Inc.	448,338	0.2
11,542	Washington Federal, Inc.	323,638	0.1
11,920	Wells Fargo & Co.	473,820	0.2
47,674	Wendy’s Company	1,053,595	0.4
6,507	Westinghouse Air Brake Technologies Corp.	635,539	0.2
12,903	WestRock Co.	386,187	0.1
40,297	Williams Cos., Inc.	1,219,387	0.5
		168,198,706	63.4
	Total Common Stock (Cost $241,429,347)	259,374,636	97.7

EXCHANGE-TRADED FUNDS: 1.6%
28,132	iShares MSCI EAFE Value Index ETF	1,412,789	0.5
18,454	iShares Russell 1000 Value ETF	2,853,542	1.1
	Total Exchange-Traded Funds (Cost $4,129,324)	4,266,331	1.6

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.1%
	Germany: 0.1%
2,609	Volkswagen AG	$356,260	0.1
	Total Preferred Stock (Cost $338,322)	356,260	0.1
	Total Long-Term Investments (Cost $245,896,993)	263,997,227	99.4

SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
4,010,000 (3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.780% (Cost $4,010,000)	4,010,000	1.5
	Total Short-Term Investments (Cost $4,010,000)	4,010,000	1.5
	Total Investments in Securities (Cost $249,906,993)	$268,007,227	100.9
	Liabilities in Excess of Other Assets	(2,497,468)	(0.9)
	Net Assets	$265,509,759	100.0

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Rate shown is the 7-day yield as of April 30, 2023.

Sector Diversification	Percentage of Net Assets
Financials	21.4%
Health Care	15.2
Industrials	12.8
Consumer Staples	10.0
Energy	7.7
Utilities	6.7
Consumer Discretionary	5.7
Information Technology	5.3
Communication Services	5.3
Materials	4.9
Real Estate	2.8
Exchange-Traded Funds	1.6
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$8,447,655	$—	$8,447,655
Austria	—	506,260	—	506,260
Canada	9,925,858	—	—	9,925,858
Denmark	—	1,149,958	—	1,149,958
Finland	—	340,118	—	340,118
France	—	10,367,599	—	10,367,599
Germany	—	1,952,891	—	1,952,891
Hong Kong	703,720	3,562,980	—	4,266,700
Ireland	—	757,059	—	757,059
Israel	—	580,701	—	580,701
Italy	—	3,417,395	—	3,417,395
Japan	—	19,332,829	—	19,332,829
Netherlands	—	3,430,816	—	3,430,816
New Zealand	—	314,563	—	314,563
Singapore	—	1,357,100	—	1,357,100
Spain	—	4,908,510	—	4,908,510
Switzerland	—	6,068,081	—	6,068,081
United Kingdom	2,109,929	11,941,908	—	14,051,837
United States	168,198,706	—	—	168,198,706
Total Common Stock	180,938,213	78,436,423	—	259,374,636
Exchange-Traded Funds	4,266,331	—	—	4,266,331
Preferred Stock	—	356,260	—	356,260
Short-Term Investments	4,010,000	—	—	4,010,000
Total Investments, at fair value	$189,214,544	$78,792,683	$—	$268,007,227

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $250,509,601.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$27,966,672
Gross Unrealized Depreciation	(10,434,040)
Net Unrealized Appreciation	$17,532,632
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Perspectives® Fund	as of April 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.1%
259,683	iShares Global REIT ETF	$6,048,017	5.1
	Total Exchange-Traded Funds
	(Cost $6,731,506)	6,048,017	5.1
MUTUAL FUNDS: 94.9%
	Affiliated Investment Companies: 94.9%
2,785,926	Voya Global Bond Fund - Class R6	20,755,147	17.5
2,760,332	Voya GNMA Income Fund - Class R6	20,702,492	17.5
3,087,743	Voya High Yield Bond Fund - Class R6	20,873,146	17.6
2,252,457	Voya Investment Grade Credit Fund - Class R6	20,767,658	17.5
154,897	Voya Large-Cap Growth Fund - Class R6	5,918,603	5.0
354,202	Voya Mid Cap Research Enhanced Index Fund - Class I	5,837,250	4.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
647,909	Voya Multi-Manager Emerging Markets Equity Fund - Class I	$5,772,871	4.9
683,044	Voya Multi-Manager International Factors Fund - Class I	6,079,091	5.2
441,328	Voya Small Company Fund - Class R6	5,701,955	4.8
	Total Mutual Funds (Cost $120,540,391)	112,408,213	94.9
	Total Investments in Securities (Cost $127,271,897)	$118,456,230	100.0
	Assets in Excess of Other Liabilities	13,317	0.0
	Net Assets	$118,469,547	100.0

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,048,017	$—	$—	$6,048,017
Mutual Funds	112,408,213	—	—	112,408,213
Total Investments, at fair value	$118,456,230	$—	$—	$118,456,230

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Perspectives® Fund	as of April 30, 2023 (Unaudited) (continued)

The following table provides transactions during the period ended April 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 10/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 4/30/2023	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$10,982,723	$10,058,652	$(1,292,772)	$1,006,544	$20,755,147	$253,548	$(296,673)	$—
Voya GNMA Income Fund - Class R6	10,881,655	10,413,416	(1,152,856)	560,277	20,702,492	230,567	(150,862)	—
Voya High Yield Bond Fund - Class R6	11,384,050	10,279,868	(1,118,755)	327,983	20,873,146	391,151	(144,436)	155,356
Voya Investment Grade Credit Fund - Class R6	10,935,925	10,072,671	(1,038,208)	797,270	20,767,658	253,198	(45,368)	—
Voya Large-Cap Growth Fund - Class R6	11,461,118	3,581,104	(13,250,134)	4,126,515	5,918,603	—	(4,956,522)	1,840,884
Voya Mid Cap Research Enhanced Index Fund - Class I	12,213,433	1,068,285	(7,214,080)	(230,388)	5,837,250	99,490	(146,999)	669,415
Voya Multi-Manager Emerging Markets Equity Fund - Class I	10,944,798	757,594	(12,197,354)	6,267,833	5,772,871	489,436	(4,933,743)	—
Voya Multi-Manager International Factors Fund - Class I	11,484,542	734,569	(9,843,954)	3,703,934	6,079,091	437,375	(1,821,818)	—
Voya Small Company Fund - Class R6	12,318,752	353,505	(10,086,509)	3,116,207	5,701,955	56,311	(2,885,119)	—
	$102,606,996	$47,319,664	$(57,194,621)	$19,676,174	$112,408,213	$2,211,076	$(15,381,540)	$2,665,655
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At April 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $128,786,671.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$148,278
Gross Unrealized Depreciation	(10,478,719)
Net Unrealized Depreciation	$(10,330,441)
See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.3%
	Australia: 7.8%
59,206	ADBRI Ltd.	$62,512	0.0
222,622 (1)	Alkane Resources Ltd.	129,862	0.1
134,972 (1)	Allkem Ltd.	1,108,456	0.4
10,283	Altium Ltd.	262,126	0.1
1,325	Australian Clinical Labs Ltd.	3,109	0.0
12,310	Ava Risk Group Ltd.	1,670	0.0
310,498	Base Resources Ltd.	39,037	0.0
656,910	Beach Energy Ltd.	646,589	0.3
1,114,951	Beacon Minerals Ltd.	24,346	0.0
89,246	BlueScope Steel Ltd.	1,186,232	0.5
96,520 (1)	Boral Ltd.	264,934	0.1
50,871	Charter Hall Group	378,472	0.2
8,967	Clinuvel Pharmaceuticals Ltd.	120,667	0.0
185,036	CSR Ltd.	647,760	0.3
41,393	Data#3 Ltd.	208,961	0.1
58,854	Deterra Royalties Ltd.	180,468	0.1
12,368 (1)	DGL Group Ltd./Au	11,899	0.0
62,717	Elders Ltd.	337,669	0.1
11,478	Enero Group Ltd.	13,883	0.0
62,528	Estia Health Ltd.	109,093	0.0
16,365	GR Engineering Services Ltd.	19,755	0.0
53,562	Grange Resources Ltd.	21,984	0.0
18,489	Helia Group Ltd.	38,838	0.0
156,949	Horizon Oil Ltd.	16,740	0.0
284,527	Iluka Resources Ltd.	2,090,694	0.8
122,226	Image Resources NL	9,301	0.0
535,452	Incitec Pivot Ltd.	1,140,842	0.4
14,713	IPD Group Ltd./Australia	35,694	0.0
19,061	JB Hi-Fi Ltd.	564,124	0.2
128,714	Jupiter Mines Ltd.	21,292	0.0
56,054 (1)	Karoon Energy Ltd.	80,129	0.0
115,297	Macmahon Holdings Ltd.	10,329	0.0
225,303 (1)	Metals X Ltd.	41,311	0.0
20,594	Mineral Resources Ltd.	1,015,915	0.4
291,304	Myer Holdings Ltd.	169,552	0.1
295,658	New Hope Corp., Ltd.	1,045,126	0.4
100,021	Nufarm Ltd.	371,900	0.1
1,805	Objective Corp. Ltd.	15,452	0.0
357,688	OceanaGold Corp.	818,417	0.4
26,317 (1)	OFX Group Ltd.	24,944	0.0
36,306	OM Holdings Ltd.	15,976	0.0
103,062	Orica Ltd.	1,112,432	0.4
61,824	Orora Ltd.	141,301	0.1
46,859	Pact Group Holdings Ltd.	31,123	0.0
63,070 (1)	Perenti Ltd.	48,332	0.0
65,563	Perseus Mining Ltd.	96,895	0.0
263,460	Region RE Ltd.	431,142	0.2
84,304	Ridley Corp. Ltd.	120,878	0.1
40,485	Seven Group Holdings Ltd.	639,482	0.3
143,887 (1)	Sierra Rutile Holdings Ltd.	21,518	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Australia (continued)
40,764	Sims Metal Management Ltd.	$427,196	0.2
57,661	SRG Global Ltd.	28,924	0.0
71,351	Super Retail Group Ltd.	643,914	0.3
8,248	Symbio Holdings Ltd.	11,606	0.0
85,551	Technology One Ltd.	862,509	0.3
35,148 (1)	Telix Pharmaceuticals Ltd.	237,913	0.1
8,921	Vitura Health Ltd.	2,096	0.0
26,390 (1)	Webjet Ltd.	130,508	0.1
365,038 (1)	Westgold Resources Ltd.	368,908	0.1
279,560	Whitehaven Coal Ltd.	1,341,545	0.5
		20,004,282	7.8
	Austria: 0.4%
1,638 (1)	Addiko Bank AG	25,089	0.0
10,642	Andritz AG	691,156	0.3
2,747	Porr AG	41,953	0.0
12,406 (1)	Raiffeisen International Bank Holding AG	190,578	0.1
1,330	Semperit AG Holding	34,953	0.0
4,049	Wienerberger AG	121,975	0.0
590	Zumtobel AG	4,634	0.0
		1,110,338	0.4
	Belgium: 0.0%
103 (1)	AGFA-Gevaert NV	289	0.0
533 (1)	Cie d’Entreprises CFE	5,761	0.0
478	Sipef NV	31,150	0.0
651	Wereldhave Belgium Comm VA	35,259	0.0
		72,459	0.0
	Bermuda: 0.3%
126,327	Hafnia Ltd.	685,321	0.3
1,776 (1)	Seadrill Ltd.	63,966	0.0
		749,287	0.3
	Brazil: 0.2%
209,600	Ultrapar Participacoes SA	607,226	0.2

	Canada: 11.8%
4,300	AGF Management Ltd.	23,867	0.0
20,754	AirBoss of America Corp.	110,139	0.0
84,694	Alamos Gold, Inc.	1,094,580	0.4
46,600	Artis Real Estate Investment Trust	242,140	0.1
25,322 (1)	ATS Corp.	1,085,509	0.4
19,409	Bird Construction, Inc.	122,770	0.1
22,700	Black Diamond Group Ltd.	114,769	0.0
21,661	Boardwalk Real Estate Investment Trust	927,289	0.4
15,356	BRP, Inc.	1,147,237	0.4
29,900 (1)	Calibre Mining Corp.	34,207	0.0
29,243 (1)	Canfor Corp.	439,449	0.2
4,896 (1)	Canfor Pulp Products, Inc.	7,155	0.0
130,752 (1)	Capstone Copper Corp.	614,747	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada (continued)
933	Cardinal Energy Ltd.	$5,027	0.0
29,800	Cascades, Inc.	242,825	0.1
131,408 (1)	Celestica, Inc.	1,425,765	0.6
96,700	Centerra Gold, Inc.	653,779	0.3
63,178	CES Energy Solutions Corp.	125,437	0.1
2,369 (1)	Cipher Pharmaceuticals, Inc.	5,945	0.0
6,000	Computer Modelling Group Ltd.	31,398	0.0
5,500 (1)	Coveo Solutions, Inc.	26,590	0.0
23,300	Crescent Point Energy Corp.	172,319	0.1
117,400 (1)	Crew Energy, Inc.	398,598	0.2
9,255 (1)	Descartes Systems Group, Inc./The	733,378	0.3
163,098	Dundee Precious Metals, Inc.	1,196,586	0.5
66,878	Element Fleet Management Corp.	874,693	0.3
8,200	Enghouse Systems Ltd.	225,691	0.1
43,898 (1)	Ensign Energy Services, Inc.	85,862	0.0
44,000 (1)	ERO Copper Corp.	866,458	0.3
10,508	Exco Technologies Ltd.	57,083	0.0
91,746	Finning International, Inc.	2,377,534	0.9
73,600	H&R Real Estate Investment Trust	638,299	0.3
137,545	Headwater Exploration, Inc.	631,457	0.2
21,459	High Arctic Energy Services, Inc.	16,472	0.0
96,600	HudBay Minerals, Inc.	484,123	0.2
24,796 (1)	Imax Corp.	519,476	0.2
1,532	Information Services Corp.	25,442	0.0
3,400 (1)	Kinaxis, Inc.	466,918	0.2
15,731	Laurentian Bank of Canada	373,986	0.1
8,500	Linamar Corp.	404,030	0.2
24,900 (1)	Major Drilling Group International	192,054	0.1
6,130 (1)	Mandalay Resources Corp.	11,040	0.0
19,475	Martinrea International, Inc.	203,396	0.1
40,700 (1)	MEG Energy Corp.	677,708	0.3
2,200	Melcor Developments Ltd.	18,804	0.0
800	Morguard Corp.	60,990	0.0
10,159	Mullen Group Ltd.	112,549	0.0
11,268	Neo Performance Materials, Inc.	74,685	0.0
12,338 (1)(2)	Nuvei Corp.	501,042	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada (continued)
57,832 (1)	NuVista Energy Ltd.	$501,978	0.2
200 (1)	O3 Mining, Inc.	239	0.0
49,145	Parex Resources, Inc.	997,881	0.4
32,200	Parkland Corp.	759,339	0.3
10,300	Pason Systems, Inc.	89,707	0.0
23,900	PHX Energy Services Corp.	119,249	0.1
2,100	Pizza Pizza Royalty Corp.	21,560	0.0
3,700	Polaris Renewable Energy, Inc.	36,485	0.0
11,689 (1)	Repare Therapeutics, Inc.	104,733	0.0
36,218	Russel Metals, Inc.	922,258	0.4
5,700 (1)	Shawcor Ltd.	51,327	0.0
24,130	Silvercorp Metals, Inc.	88,338	0.0
21,000	Stelco Holdings, Inc.	733,764	0.3
29,617	Stella-Jones, Inc.	1,159,016	0.5
1,500	TECSYS, Inc.	28,321	0.0
48,100 (1)	Torex Gold Resources, Inc.	789,211	0.3
15,400	Total Energy Services, Inc.	91,046	0.0
46,350	TransAlta Corp.	413,262	0.2
58,655	Tricon Residential, Inc.	470,158	0.2
12,310 (1)	Uni-Select, Inc.	422,857	0.2
22,783	Vermilion Energy, Inc.	288,392	0.1
66,635 (1)	Victoria Gold Corp.	480,022	0.2
1,100	Wajax Corp.	19,526	0.0
15,900	Western Forest Products, Inc.	12,205	0.0
103,010	Whitecap Resources, Inc.	812,006	0.3
58	Winpak Ltd.	1,935	0.0
		30,296,112	11.8
	China: 1.2%
10,821	Autohome, Inc. ADR	320,843	0.1
37,184	Beijing Infosec Technologies Co. Ltd. - A Shares	240,906	0.1
111,072	Ever Reach Group Holdings Co. Ltd.	4,245	0.0
60,700	Fujian Boss Software Development Co. Ltd. - A Shares	171,861	0.1
909,897	Greenland Hong Kong Holdings Ltd.	69,831	0.0
14,400	Hangzhou Electronic Soul Network Technology Co. Ltd. - A Shares	101,916	0.1
469,001 (1)	Harbin Electric Co. Ltd. - H Shares	209,104	0.1
119,276	Henan Jinma Energy Co. Ltd. - H Shares	39,051	0.0
1,453	JOYY, Inc. ADR	44,215	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
80,320 (1)	Lansen Pharmaceutical Holdings Ltd.	$14,018	0.0
314,000 (1)	Natural Food International Holding Ltd.	19,001	0.0
317,800	Newland Digital Technology Co. Ltd. - A Shares	734,457	0.3
48,900	Northking Information Technology Co. Ltd. - A Shares	245,603	0.1
31,758	Pacific Online Ltd.	3,237	0.0
293,072	Shanghai Pudong Road & Bridge Construction Co. Ltd. - A Shares	302,972	0.1
344,317	Ten Pao Group Holdings Ltd.	54,391	0.0
432,000	Tian Di Science & Technology Co. Ltd. - A Shares	341,119	0.1
5,426 (1)	Weibo Corp. ADR	95,009	0.1
37,099	Xingfa Aluminium Holdings Ltd.	33,367	0.0
319,000 (1)	Xiwang Special Steel Co. Ltd. - H Shares	2,896	0.0
119,814	Zengame Technology Holding Ltd. - H Shares	49,811	0.0
		3,097,853	1.2
	Denmark: 1.8%
15,162 (1)	Bavarian Nordic A/S	416,969	0.2
10,522	D/S Norden	661,168	0.3
38,823	ISS A/S	811,700	0.3
11,797 (1)	Jyske Bank	862,525	0.3
82	North Media A/S	729	0.0
19,073	Pandora A/S	1,765,432	0.7
1,323	Skjern Bank	24,521	0.0
		4,543,044	1.8
	Egypt: 0.0%
234,266 (1)	Emaar Misr for Development SAE	23,417	0.0

	Finland: 1.2%
30	Alandsbanken Abp	1,164	0.0
1,202	Alma Media Oyj	11,790	0.0
1,699	Aspo Oyj	15,258	0.0
2,454	Digia Oyj	14,926	0.0
1,887	eQ Oyj	40,006	0.0
22,690	F-Secure Oyj	73,113	0.0
19,460	Konecranes Oyj	762,248	0.3
40,576	Oriola Oyj	65,009	0.1
265	Ponsse Oyj	8,317	0.0
11 (1)	QT Group Oyj	949	0.0
3	Relais Group Oyj	43	0.0
7,133	Taaleri Oyj	81,737	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Finland (continued)
23,763	TietoEVRY Oyj	$759,322	0.3
1,047	Titanium Oyj	17,767	0.0
1,217	Vaisala OYJ	51,259	0.0
32,957	Valmet OYJ	1,114,996	0.5
		3,017,904	1.2
	France: 8.5%
4,965	ABC arbitrage	33,154	0.0
14,683 (1)	Accor S.A.	520,912	0.2
1,191	Alten Ltd.	202,480	0.1
9,096	Arkema SA	899,989	0.4
606	Assystem	29,022	0.0
1,451	Boiron SA	63,794	0.0
39,388	Catana Group	296,236	0.1
5,282	CBO Territoria	22,350	0.0
2,326	Coface SA	35,603	0.0
14,711 (1)	Criteo SA ADR	462,661	0.2
5,142	Dassault Aviation SA	1,004,842	0.4
3,156	Derichebourg SA	19,518	0.0
7,762	Edenred	504,327	0.2
13,545	Eiffage SA	1,612,184	0.6
2,328 (1)	Ekinops SAS	20,931	0.0
47,361	Elis SA	940,774	0.4
699 (1)	Eurobio Scientific SA	12,555	0.0
314	Fountaine Pajot SA	39,271	0.0
4,792 (1)	GL Events	115,116	0.1
342	Groupe Crit	28,264	0.0
15,929	Groupe SFPI	38,615	0.0
4,057	Guerbet	74,523	0.0
1,118	Infotel SA	69,727	0.1
15,606	Ipsen SA	1,892,472	0.7
5,177	Jacquet Metals SACA	101,200	0.0
40,830	Klepierre SA	1,034,233	0.4
50,742 (2)	La Francaise des Jeux SAEM	2,168,815	0.8
698	Neurones	29,238	0.0
16,579	Nexity SA	434,950	0.2
12,906 (1)	Renault S.A.	479,369	0.2
90,643	Rexel SA	2,099,627	0.8
435	Savencia SA	30,211	0.0
5,476	Serge Ferrari SAS	83,580	0.0
489	Societe BIC S.A.	30,179	0.0
2,899 (1)	SOITEC	428,195	0.2
5,510	Sopra Steria Group SACA	1,192,718	0.5
31,125	SPIE SA	971,509	0.4
449	Stef SA	52,107	0.0
1,221	Synergie SE	44,399	0.0
74,247	Technip Energies NV	1,647,236	0.6
60,797 (1)	Vallourec SA	694,501	0.3
240	Vetoquinol SA	23,520	0.0
48,788	Vivendi SE	535,912	0.2
8,547	Wendel SE	958,800	0.4
		21,979,619	8.5

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany: 7.7%
27,272 (1)	Affimed NV	$24,545	0.0
32,341	Aixtron SE	915,637	0.3
955	Atoss Software AG	191,568	0.1
7,785	Aurubis AG	730,370	0.3
20,616	Bechtle AG	958,837	0.4
6,917	Carl Zeiss Meditec AG	930,356	0.4
10,049 (1)	CTS Eventim AG & Co. KGaA	662,083	0.3
54,506 (2)	Deutsche Pfandbriefbank AG	502,733	0.2
10,698	Duerr AG	371,190	0.1
26,805	Encavis AG	463,522	0.2
8,439 (1)	Ernst Russ AG	47,067	0.0
30,645	Freenet AG	873,662	0.3
58,791	GEA Group AG	2,765,120	1.1
11,572	Gerresheimer AG	1,260,976	0.5
853	Gesco SE	25,472	0.1
3,585	GFT Technologies AG	141,579	0.0
4,270 (1)	H&R GmbH & Co. KGaA	24,467	0.0
89,863 (1)	Heidelberger Druckmaschinen AG	186,290	0.1
3,455	Hornbach Holding AG & Co. KGaA	293,564	0.1
20,306	Hugo Boss AG	1,530,906	0.6
750	Krones AG	98,547	0.0
65	New Work SE	11,853	0.0
39	Paul Hartmann AG	9,841	0.0
2	Pfeiffer Vacuum Technology AG	334	0.0
1,299	PSI Software AG	42,228	0.0
1,751	Rational AG	1,268,200	0.5
8,250	Rheinmetall AG	2,416,375	0.9
4,921	Salzgitter AG	195,117	0.1
492	Stemmer Imaging AG	24,125	0.0
10,694	Suedzucker AG	216,030	0.1
118	Surteco SE	2,561	0.0
64,428	TAG Immobilien AG	551,694	0.2
60,713	ThyssenKrupp AG	436,906	0.2
13,479 (1)	Trivago NV ADR	19,410	0.0
20,605	United Internet AG	353,775	0.1
737	USU Software AG	20,302	0.0
6,093	VERBIO Vereinigte BioEnergie AG	226,928	0.1
13,747 (1)	Vitesco Technologies Group AG	941,414	0.4
		19,735,584	7.7
	Greece: 0.2%
2,685	Autohellas Tourist and Trading SA	37,920	0.0
4,350	Motor Oil Hellas Corinth Refineries SA	103,676	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Greece (continued)
40,973 (1)	National Bank of Greece SA	$214,419	0.1
2,038	Piraeus Port Authority	42,982	0.0
7,911	Thrace Plastics Holding and Co.	36,240	0.0
		435,237	0.2
	Guernsey: 0.1%
168,820	Balanced Commercial Property Trust Ltd.	174,819	0.1

	Hong Kong: 1.5%
106,000	Analogue Holdings Ltd.	19,720	0.0
55,500	ASMPT Ltd	436,350	0.2
204,478	Build King Holdings Ltd.	27,091	0.0
330,972	China Merchants Land Ltd.	20,450	0.0
194,000	Comba Telecom Systems Holdings Ltd.	37,967	0.0
80,000	Computer & Technologies Holdings Ltd.	23,950	0.0
1,703	Computime Group Ltd.	102	0.0
771,406	Fountain SET Hldgs	68,791	0.0
29,786	FSE Lifestyle Services Ltd.	22,914	0.0
166,000	Gemdale Properties & Investment Corp. Ltd.	11,025	0.0
28,006	HKR International Ltd.	8,947	0.0
232,000 (1)	Hop Fung Group Holdings Ltd.	3,044	0.0
112,000	Hysan Development Co., Ltd.	316,517	0.1
102,000	IVD Medical Holding Ltd.	17,965	0.0
14,500	Johnson Electric Holdings Ltd.	16,212	0.0
70,500	Kerry Properties Ltd.	181,898	0.1
59,500	Lee’s Pharmaceutical Holdings Ltd.	11,377	0.0
46,818	Luk Fook Holdings International Ltd.	150,029	0.1
33,822	Lung Kee Bermuda Holdings	9,565	0.0
43,682 (1)	Melco Resorts & Entertainment Ltd. ADR	595,822	0.3
223,367 (1)	Midland Holdings Ltd.	23,406	0.0
2,463,991	Pacific Basin Shipping Ltd.	857,361	0.3
338,289	PAX Global Technology Ltd.	278,663	0.1
58,939	Pico Far East Holdings Ltd.	9,939	0.0
64,762	Plover Bay Technologies Ltd.	19,248	0.0
23,000 (1)	Rich Goldman Holdings Ltd.	164	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
94,851	Road King Infrastructure	$37,796	0.0
87,913 (1)(3)	S&C Engine Group Ltd.	—	—
196,229 (1)	Shun TAK Holdings Ltd.	35,621	0.0
1,298,000	Singamas Container Holdings Ltd.	101,041	0.1
321,180	Tang Palace China Holdings Ltd.	23,827	0.0
3,644,629 (1)	Tongda Group Holdings Ltd.	51,261	0.0
580,000	United Laboratories International Holdings Ltd.	469,615	0.2
212,000	Vedan International Holdings Ltd.	13,099	0.0
15,840	Wai Kee Holdings Ltd.	3,249	0.0
		3,904,026	1.5
	India: 0.1%
25,620 (1)(3)	Geodesic Ltd.	—	—
459	Gillette India Ltd.	24,778	0.0
18,958	Gujarat State Fertilisers & Chemicals, Ltd.	36,955	0.0
3,706	LG Balakrishnan & Bros Ltd.	39,473	0.0
70,142	Manappuram Finance Ltd.	111,674	0.1
1,505	Sarda Energy & Minerals Ltd.	20,701	0.0
13,150	Tamilnad Mercantile Bank Ltd.	66,480	0.0
21,379 (1)(3)	Varun Industries Ltd.	—	—
1,464	WPIL Ltd.	47,882	0.0
		347,943	0.1
	Indonesia: 0.3%
319,000	ABM Investama Tbk PT	72,663	0.0
87,400	Adaro Energy Indonesia Tbk PT	18,709	0.0
1,609,000 (1)	Agung Podomoro Land Tbk PT	14,720	0.0
2,468,300 (1)	Alam Sutera Realty Tbk PT	29,997	0.0
312,800	Arwana Citramulia Tbk PT	19,510	0.0
520,000 (1)	Champ Resto Indonesia Tbk PT	42,568	0.0
672,600	IMC Pelita Logistik TBK PT	30,298	0.0
8,500	Indo Tambangraya Megah PT	19,338	0.0
323,700	Indofood Sukses Makmur Tbk PT	142,484	0.1
31,448	Indo-Rama Synthetics Tbk PT	10,354	0.0
111,000 (1)	Map Aktif Adiperkasa PT	34,806	0.0
485,100 (1)	Mitrabahtera Segara Sejati Tbk PT	49,105	0.0
1,482,035 (1)	Mulia Industrindo Tbk PT	50,512	0.1
3,677,900	Panin Financial Tbk PT	71,812	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia (continued)
2,350,632	Perusahaan Gas Negara Tbk PT	$229,947	0.1
688,700	Salim Ivomas Pratama Tbk PT	18,692	0.0
392,600	Wismilak Inti Makmur Tbk PT	28,769	0.0
		884,284	0.3
	Ireland: 1.2%
150,595	Bank of Ireland Group PLC	1,557,597	0.6
133,143 (1)	Dalata Hotel Group PLC - DHGI	669,228	0.3
55,218	Glanbia Plc	837,389	0.3
		3,064,214	1.2
	Israel: 1.9%
1,583	Arad Ltd.	19,522	0.0
5,694 (1)	B Communications Ltd.	19,200	0.0
602	Dor Alon Energy in Israel 1988 Ltd.	11,859	0.0
1,685	FIBI Holdings Ltd.	62,855	0.1
641	FMS Enterprises Migun Ltd.	18,704	0.0
2,076	Ilex Medical Ltd.	45,126	0.0
34,761 (1)	Inmode Ltd.	1,295,195	0.5
854	Ituran Location and Control Ltd.	17,763	0.0
35,905 (1)	JFrog Ltd.	666,756	0.3
14	Melisron Ltd.	936	0.0
73,896 (1)	Perion Network Ltd.	2,588,577	1.0
1,963 (1)	RADWARE Ltd.	39,554	0.0
23,600	Sarine Technologies Ltd.	7,798	0.0
1,149 (1)	Silicom Ltd.	40,146	0.0
446	Telsys Ltd.	26,310	0.0
2,190	Zvi Sarfati & Sons Investments & Constructions 1992 Ltd.	12,377	0.0
		4,872,678	1.9
	Italy: 2.5%
1,156	ACEA SpA	16,953	0.0
6,083	Banca IFIS SpA	102,161	0.1
199,289	Banco BPM SpA	810,328	0.3
1,267	Brunello Cucinelli SpA	121,319	0.1
31,523	Buzzi Unicem SpA	783,849	0.3
3,190	Danieli & C Officine Meccaniche SpA	65,335	0.0
22,461 (1)	Geox S.p.A.	25,420	0.0
262,238	Iren SpA	566,708	0.2
63,637 (1)	Iveco Group NV	572,592	0.2
158,432	Leonardo SpA	1,888,025	0.7
7,459	Orsero SpA	104,545	0.1
570	Pharmanutra SpA	31,634	0.0
6,967	Reply SpA	811,675	0.3
205,329 (1)(4)	Saras S.p.A.	265,469	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy (continued)
7,033 (1)(4)	Servizi Italia SpA	$10,462	0.0
29,520 (1)	Sogefi S.p.A.	39,964	0.0
2,331	SOL SpA	67,296	0.0
22	Somec SpA	676	0.0
44,041	Webuild SpA	94,697	0.1
		6,379,108	2.5
	Japan: 19.4%
24,900	Adastria Co. Ltd.	469,581	0.2
1,900	AEON Financial Service Co., Ltd.	16,924	0.0
786	Aichi Tokei Denki Co., Ltd.	8,884	0.0
1,000	Aiphone Co., Ltd.	15,770	0.0
10,300	Aisan Industry Co., Ltd.	73,721	0.0
2,900	Akatsuki, Inc.	48,170	0.0
58,500	Alps Alpine Co. Ltd.	534,108	0.2
500	Arata Corp.	16,258	0.0
4,000	Arealink Co. Ltd.	67,815	0.0
2,800	Artner Co. Ltd.	27,723	0.0
17,700	Asahi Diamond Industrial Co., Ltd.	118,322	0.1
18,600	Asics Corp.	519,895	0.2
1,400	ASKA Pharmaceutical Holdings Co. Ltd.	13,125	0.0
3,100	Ateam, Inc.	15,350	0.0
4,400 (1)	Atrae, Inc.	26,667	0.0
12,700	Avant Group Corp.	131,430	0.1
1,600	Axial Retailing, Inc.	41,525	0.0
6,000	Bando Chemical Industries Ltd.	48,201	0.0
600 (1)	baudroie inc	20,579	0.0
13,800	BayCurrent Consulting, Inc.	479,688	0.2
5,100	BML, Inc.	114,538	0.1
6,800	Brother Industries Ltd.	106,796	0.1
1,700	Business Brain Showa-Ota, Inc.	24,509	0.0
3,600	Business Engineering Corp.	91,464	0.1
4,100	Carlit Holdings Co. Ltd.	21,034	0.0
2,000	Central Automotive Products Ltd.	42,522	0.0
1,100	Central Sports Co., Ltd.	20,759	0.0
2,000	Chilled & Frozen Logistics Holdings Co. Ltd.	19,490	0.0
1,700	Chino Corp.	26,520	0.0
1,300	Chiyoda Integre Co., Ltd.	22,252	0.0
36,500	CKD Corp.	555,990	0.2
2,100	CMC Corp.	21,502	0.0
1,800	Core Corp.	22,398	0.0
6,200	Cosmos Initia Co. Ltd.	26,504	0.0
37,500	Credit Saison Co., Ltd.	519,560	0.2
24,100	Daido Steel Co., Ltd.	928,096	0.4
2,700	Daihatsu Diesel Manufacturing Co., Ltd.	12,580	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
17,200	Daihen Corp.	$566,419	0.2
2,800	Dai-Ichi Cutter Kogyo KK	25,646	0.0
5,715	Daitron Co., Ltd.	109,805	0.1
1,300	Digital Arts, Inc.	48,391	0.0
24,900	DMG Mori Co. Ltd.	399,462	0.2
1,900	DMS, Inc.	20,221	0.0
9,900	Doshisha Co., Ltd.	155,874	0.1
22,382	DTS Corp.	531,787	0.2
13,900	Ebara Corp.	608,143	0.3
4,900	Ebase Co. Ltd.	24,797	0.0
61,100	Eiken Chemical Co., Ltd.	710,399	0.3
4,600	Elematec Corp.	58,406	0.0
19,400	en Japan, Inc.	348,236	0.2
14,200	Enigmo, Inc.	44,604	0.0
1,200	Enplas Corp.	40,522	0.0
4,700	Entrust, Inc.	32,962	0.0
5,400	Exedy Corp.	77,730	0.0
5,000	Fixstars Corp.	51,553	0.0
2,100	Freund Corp.	9,890	0.0
1,700	Fudo Tetra Corp.	22,345	0.0
11,800	Fuji Corp.	197,923	0.1
2,200	Fuji Corp./Miyagi	21,292	0.0
9,600	Fuji Soft, Inc.	573,546	0.2
7,900	Fujikura Kasei Co., Ltd.	25,521	0.0
93,100	Fujikura Ltd.	634,767	0.3
2,200	Fukuda Denshi Co., Ltd.	67,618	0.0
33,200	Fullcast Co., Ltd.	602,763	0.3
5,200	Fuso Pharmaceutical Industries Ltd.	78,345	0.0
8,500	Futaba Industrial Co., Ltd.	28,463	0.0
7,000	Fuyo General Lease Co., Ltd.	512,297	0.2
9,000	Glory Ltd.	191,353	0.1
6,900	Goldwin, Inc.	626,948	0.3
2,000 (1)	Greens Co. Ltd.	21,637	0.0
13,900	GungHo Online Entertainment, Inc.	266,867	0.1
22,000	H.U. Group Holdings, Inc.	444,757	0.2
11,100	Heiwa Corp.	219,160	0.1
7,200	Hisamitsu Pharmaceutical Co., Inc.	199,149	0.1
1,000	Hodogaya Chemical Co., Ltd.	23,018	0.0
13,600	Horiba Ltd.	749,261	0.3
4,500	Hyakujushi Bank Ltd.	61,801	0.0
19,100	Ichikoh Industries Ltd.	77,306	0.0
700	Ichinen Holdings Co., Ltd.	7,114	0.0
3,100	ID Holdings Corp.	25,053	0.0
1,000	IG Port, Inc.	23,187	0.0
5,300	I-Net Corp.	51,517	0.0
23,600	Infocom Corp.	392,156	0.2
78,900	INFRONEER Holdings, Inc.	623,199	0.3
2,100	Inoue Kinzoku Kogyo Co., Ltd.	24,357	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
4,000	Intelligent Wave, Inc.	$21,316	0.0
63,800	Internet Initiative Japan, Inc.	1,320,292	0.5
1,302	Invincible Investment Corp.	562,148	0.2
5,900	I-PEX, Inc.	60,586	0.0
10,000	IR Japan Holdings Ltd.	157,678	0.1
2,100	ISB Corp.	18,557	0.0
2,700	ITmedia, Inc.	27,619	0.0
14,800	Itoki Corp.	88,056	0.1
4,200	Iwaki Co. Ltd.	40,312	0.0
68,900	J Front Retailing Co., Ltd.	724,639	0.3
2,100	JAC Recruitment Co. Ltd.	39,237	0.0
3,900	Japan Lifeline Co. Ltd.	26,826	0.0
9,000	Japan System Techniques Co. Ltd.	137,502	0.1
5,300	Japan Transcity Corp.	26,454	0.0
3,400	JBCC Holdings, Inc.	53,907	0.0
19,400	Jeol Ltd.	566,024	0.2
1,400	JFE Systems, Inc.	26,871	0.0
36,400	JGC Holdings Corp.	455,374	0.2
2,500	JK Holdings Co., Ltd.	19,503	0.0
5,500	J-Stream, Inc.	21,663	0.0
400	JUTEC Holdings Corp.	3,464	0.0
38,200	Kakaku.com, Inc.	525,583	0.2
243	Kamei Corp.	2,791	0.0
18,000	Kaneka Corp.	478,866	0.2
2,100	Kaneko Seeds Co. Ltd.	24,713	0.0
1,600	Kawada Technologies, Inc.	47,998	0.0
163	Kenedix Office Investment Corp.	360,365	0.2
1,200	KFC Ltd.	11,602	0.0
2,260	Kimura Unity Co., Ltd.	17,504	0.0
3,700	Kita-Nippon Bank Ltd.	56,410	0.0
11,100	Kitz Corp.	75,911	0.0
3,800	Koa Corp.	47,673	0.0
22,100	Komeri Co., Ltd.	514,062	0.2
4,500	Komori Corp.	34,870	0.0
156,300	Konica Minolta, Inc.	651,985	0.3
5,900	Konoike Transport Co. Ltd.	69,436	0.0
1,500	KSK Co. Ltd./Inagi	25,113	0.1
3,100	Kuriyama Holdings Corp.	20,170	0.0
2,200	Kyowa Electronics Instruments Co. Ltd.	5,807	0.0
1,300 (1)	LaKeel, Inc.	21,154	0.0
2,900	Makino Milling Machine Co., Ltd.	106,073	0.1
1,600	Makiya Co. Ltd.	8,477	0.0
3,200	Mani, Inc.	41,877	0.0
2,600	Marvelous, Inc.	12,903	0.0
3,600	Matching Service Japan Co. Ltd.	26,946	0.0
2,100	Matsuoka Corp.	22,208	0.0
223,700	Mebuki Financial Group, Inc.	573,042	0.2
5,300 (1)	Megachips Corp.	125,683	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
3,400	Melco Holdings, Inc.	$83,830	0.0
11,200	Micronics Japan Co. Ltd.	102,034	0.1
4,000	MIMAKI ENGINEERING CO Ltd.	19,874	0.0
4,300	Mimasu Semiconductor Industry Co., Ltd.	83,089	0.0
15,700	Mirarth Holdings, Inc.	44,300	0.0
6,500	Mito Securities Co., Ltd.	14,113	0.0
3,100	Mitsubishi Shokuhin Co. Ltd.	80,085	0.0
6,100	Mitsui-Soko Holdings Co. Ltd.	179,052	0.1
700	Miyaji Engineering Group, Inc.	20,063	0.0
10,500	Morinaga Milk Industry Co., Ltd.	394,914	0.2
800	Morishita Jintan Co. Ltd.	12,020	0.0
3,500	Morito Co. Ltd.	27,486	0.0
13,900	MRK Holdings, Inc.	11,456	0.0
7,000	Mugen Estate Co. Ltd.	32,318	0.0
1,900	Mutoh Holdings Co., Ltd.	23,396	0.0
1,900	Naigai Trans Line Ltd.	36,085	0.0
10,287	Nakano Corp.	31,225	0.0
1,200	Nanyo Corp.	20,532	0.0
20,100	Net One systems Co., Ltd.	473,925	0.2
5,600	Ngi Group, Inc.	51,977	0.0
1,600	Nichiban Co. Ltd.	23,661	0.0
54,800	Nichicon Corp.	519,463	0.2
3,700	Nichiha Corp.	78,176	0.0
3,200	Nihon Denkei Co. Ltd.	44,648	0.0
1,600	Nihon Falcom Corp.	14,252	0.0
2,700	Nihon Trim Co., Ltd.	57,992	0.0
96	Nippon Accommodations Fund, Inc.	466,658	0.2
2,900	Nippon BS Broadcasting Corp.	18,975	0.0
4,700	Nippon Pillar Packing Co., Ltd.	130,674	0.1
13,300	Nippon Shinyaku Co., Ltd.	608,192	0.3
66,878	Niraku GC Holdings, Inc.	2,471	0.0
54,818	Nissan Tokyo Sales Holdings Co., Ltd.	141,567	0.1
8,531	Nisshin Group Holdings Co. Ltd.	29,419	0.0
8,100	Nisshinbo Holdings, Inc.	62,359	0.0
8,600	Nisso Corp.	49,223	0.0
109,200	Nissui Corp.	477,474	0.2
5,100	Nitto Seiko Co., Ltd.	22,777	0.0
3,400	NJS Co. Ltd.	57,522	0.0
3,000	Noritsu Koki Co., Ltd.	49,312	0.0
7,200	Noritz Corp.	97,635	0.1
2,100	NSW, Inc./Japan	32,426	0.0
1,200	Ochi Holdings Co. Ltd.	10,925	0.0
1,300	Oita Bank Ltd.	19,767	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
8,100	Okabe Co., Ltd.	$50,157	0.0
700	Okamoto Machine Tool Works Ltd.	25,307	0.0
3,400	Okuma Corp.	150,982	0.1
1,800 (1)	One Career, Inc.	46,745	0.0
4,700 (1)	Optim Corp.	32,235	0.0
5,400	Optorun Co. Ltd.	82,306	0.0
20,300	Organo Corp.	490,196	0.2
1,000	Origin Co. Ltd.	9,187	0.0
6,100	Oro Co. Ltd.	109,620	0.1
1,600	Oyo Corp.	24,084	0.0
2,300	Pack Corp.	52,705	0.0
16,000	Parker Corp.	73,828	0.0
1,800	Pasco Corp.	19,558	0.0
9,200	PC Depot Corp.	20,118	0.0
5,700	Pegasus Co. Ltd.	26,128	0.0
3,400	Pickles Holdings Co. Ltd.	29,438	0.0
2,700	Plus Alpha Consulting Co. Ltd.	57,797	0.0
100	Pronexus, Inc.	735	0.0
6,100	Punch Industry Co. Ltd.	23,629	0.0
121,000	Rengo Co., Ltd.	789,135	0.3
38,700	Resorttrust, Inc.	639,046	0.3
500	Rhythm Co. Ltd.	7,169	0.0
66,000	Ricoh Co., Ltd.	546,462	0.2
2,100	Ride On Express Holdings Co. Ltd.	16,685	0.0
1,700	Riken Corp.	34,205	0.0
6,200	Riken Technos Corp.	27,845	0.0
112,600	Round One Corp.	487,081	0.2
3,700	Ryobi Ltd.	43,057	0.0
1,000	Saison Information Systems Co. Ltd.	13,555	0.0
1,400	San Holdings, Inc.	23,887	0.0
5,100	Sanken Electric Co., Ltd.	383,059	0.2
15,700	Sankyo Co., Ltd.	692,626	0.3
1,519	Sankyo Frontier Co. Ltd.	39,537	0.0
18,500	Sankyu, Inc.	652,490	0.3
12,800	Sansha Electric Manufacturing Co. Ltd.	85,383	0.0
59,800	Sanwa Holdings Corp.	654,998	0.3
500	Sanyo Denki Co. Ltd.	24,978	0.0
4,300	Sanyo Trading Co. Ltd.	40,870	0.0
12,800	Sawai Group Holdings Co. Ltd.	370,375	0.2
1,900	Saxa Holdings, Inc.	25,621	0.0
1,400	Screen Holdings Co. Ltd.	113,875	0.1
3,600	Seed Co. Ltd./Tokyo	15,159	0.0
1,500	Seika Corp.	24,752	0.0
6,700	Seino Holdings Co. Ltd.	74,383	0.0
6,600	Sekisui Plastics Co., Ltd.	22,811	0.0
5,000	SERAKU Co. Ltd.	58,804	0.0
800	Shibaura Mechatronics Corp.	89,577	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
1,400	Shibusawa Warehouse Co., Ltd.	$23,840	0.0
6,500	Shimamura Co., Ltd.	596,729	0.2
2,100	Shin Maint Holdings Co. Ltd.	19,981	0.0
31,500	Shinko Electric Industries	935,283	0.4
700	Shinsho Corp.	30,317	0.0
3,700	Sinfonia Technology Co. Ltd.	47,291	0.0
1,700	SK-Electronics Co., Ltd.	22,310	0.0
900	SMK Corp.	16,071	0.0
3,400	Socionext, Inc.	281,767	0.1
4,800	Sodick Co., Ltd.	26,556	0.0
5,000	Softcreate Holdings Corp.	58,630	0.0
5,569	Soken Chemical & Engineering Co. Ltd.	70,177	0.0
4,600	Soliton Systems KK	35,384	0.0
4,400	SPK Corp.	56,608	0.0
2,600	Sprix Ltd.	17,722	0.0
3,300	Star Micronics Co., Ltd.	42,949	0.0
8,300	Starts Corp., Inc.	156,852	0.1
11,600	Sumitomo Bakelite Co., Ltd.	443,619	0.2
24,000	Sumitomo Forestry Co., Ltd.	518,501	0.2
18,600	Sumitomo Pharma Co. Ltd.	116,690	0.1
5,300	Sun Frontier Fudousan Co., Ltd.	51,451	0.0
1,600	Suzuden Corp.	30,044	0.0
30,500	Suzuken Co., Ltd.	868,052	0.4
5,900	T&K Toka Co. Ltd.	50,437	0.0
2,690	Tachikawa Corp.	25,063	0.0
1,000	Taihei Dengyo Kaisha Ltd.	30,502	0.0
2,200	Takaoka Toko Co. Ltd.	33,084	0.0
2,800	Takara Bio, Inc.	35,331	0.0
1,500	Takasago International Corp.	28,607	0.0
25,800	Takeuchi Manufacturing Co. Ltd.	708,046	0.3
3,100	Takuma Co., Ltd.	32,432	0.0
2,400	Tanabe Consulting Co. Ltd.	15,493	0.0
800	Techno Medica Co. Ltd.	10,552	0.0
1,100	Techno Quartz, Inc.	32,245	0.0
24,800	TechnoPro Holdings, Inc.	676,636	0.3
1,800	Tenma Corp.	31,009	0.0
26,800	TOA Road Corp.	852,758	0.3
22,900	Tochigi Bank Ltd.	46,760	0.0
2,700	Togami Electric Manufacturing Co. Ltd.	35,918	0.0
1,100	Toho Holdings Co., Ltd.	21,946	0.0
64,100	Tokai Carbon Co., Ltd.	582,522	0.2
9,700	Tokyo Ohka Kogyo Co., Ltd.	506,371	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
13,800	Tokyo Seimitsu Co., Ltd.	$509,110	0.2
46,500	Tokyo Tatemono Co., Ltd.	588,922	0.2
15,300	TOMONY Holdings, Inc.	41,621	0.0
1,800	Tonami Holdings Co., Ltd.	61,059	0.0
8,400	Towa Bank Ltd.	34,524	0.0
1,900	Towa Pharmaceutical Co., Ltd.	27,119	0.0
3,700	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	27,761	0.0
11,900	Toyo Suisan Kaisha Ltd.	531,299	0.2
46,800	Toyo Tire & Rubber Co., Ltd.	557,575	0.2
2,500	TPR Co., Ltd.	25,795	0.0
6,600	Transcosmos, Inc.	153,994	0.1
6,900	Trusco Nakayama Corp.	119,862	0.1
800	Tsubakimoto Kogyo Co., Ltd.	24,309	0.0
1,100	Uchida Yoko Co., Ltd.	41,878	0.0
4,100	Ulvac, Inc.	162,764	0.1
1,500	UNIRITA, Inc.	20,114	0.0
4,200	Valqua Ltd.	105,663	0.1
6,600	ValueCommerce Co. Ltd.	63,930	0.0
4,200	VINX Corp.	41,598	0.0
600	WDB coco Co. Ltd.	20,680	0.0
14,200	West Holdings Corp.	338,540	0.1
5,500	Will Group, Inc.	43,110	0.0
4,200	Xebio Holdings Co., Ltd.	37,274	0.0
2,300	YAMADA Consulting Group Co. Ltd.	25,834	0.0
2,300	Yamaichi Electronics Co., Ltd.	30,535	0.0
46,700	YA-MAN Ltd.	403,270	0.2
36,500	Yokogawa Electric Corp.	592,789	0.2
1,700	Yondenko Corp.	24,410	0.0
5,400	Yorozu Corp.	35,818	0.0
3,000	Yossix Co. Ltd.	48,681	0.0
3,400	Yushin Precision Equipment Co., Ltd.	19,842	0.0
1,700	Zaoh Co. Ltd.	28,720	0.0
12,600	Zenkoku Hosho Co. Ltd.	463,102	0.2
16,700	ZIGExN Co. Ltd.	62,099	0.0
		49,850,726	19.4
	Luxembourg: 0.2%
9,219	APERAM SA	341,817	0.1
250,262	d’Amico International Shipping SA	111,403	0.1
2,223	Majorel Group Luxembourg SA	72,139	0.0
1,125	Stabilus SE	73,522	0.0
		598,881	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia: 0.1%
10,300	Allianz Malaysia Bhd	$32,051	0.0
174,800	Berjaya Food Bhd	34,743	0.1
161,400	CCK Consolidated Holdings BHD	25,736	0.0
54,200	CSC Steel Holdings Bhd	14,005	0.0
47,000	Deleum Bhd	9,894	0.0
70,800	IGB Real Estate Investment Trust	27,808	0.0
97,800 (1)	KSL Holdings BHD	18,234	0.0
20,754	Kumpulan Fima BHD	9,631	0.0
210,000	Media Chinese International Ltd.	6,153	0.0
82,400	MKH Bhd	24,447	0.0
3,245	Nylex Malaysia BHD	318	0.0
30,700	Sarawak Plantation Bhd	14,614	0.0
42,900	Syarikat Takaful Malaysia Keluarga Bhd	31,678	0.0
		249,312	0.1
	Malta: 0.0%
58	Kindred Group PLC - SDR	714	0.0

	Mauritius: 0.0%
21,280	Capital Ltd.	26,690	0.0

	Mexico: 0.5%
47,215 (2)	Mexico Real Estate Management SA de CV	77,547	0.0
59,797 (1)	Vista Energy SAB de CV ADR	1,250,953	0.5
		1,328,500	0.5
	Netherlands: 2.0%
10,280	Aalberts NV	474,790	0.2
23,098	ASR Nederland NV	1,015,915	0.4
8,254	BE Semiconductor Industries NV	742,976	0.3
16,685	Flow Traders Ltd.	413,301	0.1
50,733 (1)	Fugro NV	719,363	0.3
578	Nedap N.V.	36,213	0.0
19,879	OCI NV	523,820	0.2
427,794 (1)(4)	Pharming Group NV	482,557	0.2
22,274 (2)	Signify NV	743,875	0.3
478,561 (1)(3)(4)	SNS Reaal NV	—	—
1,143	TKH Group NV	55,335	0.0
64	Vastned Retail NV	1,458	0.0
		5,209,603	2.0
	New Zealand: 0.1%
46,798 (1)	Air New Zealand Ltd.	22,049	0.0
26,351 (1)	Bathurst Resources Ltd.	17,854	0.0
43,293	NZME Ltd.	27,843	0.0
8,701	PGG Wrightson Ltd.	23,406	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	New Zealand (continued)
8,037	Scales Corp. Ltd.	$15,675	0.0
51,430	Sky Network Television Ltd.	83,888	0.1
		190,715	0.1
	Norway: 0.6%
32,008	ABG Sundal Collier Holding ASA	16,639	0.0
67,141	Belships ASA	126,949	0.1
170	Bouvet ASA	1,071	0.0
62,692	Hoegh Autoliners ASA	406,493	0.2
320	Medistim ASA	7,897	0.0
242,488	MPC Container Ships ASA	397,934	0.2
4,742 (4)	Opera Ltd. ADR	56,714	0.0
6,522	Pareto Bank ASA	31,742	0.0
11,332 (1)	Petronor E&P ASA	873	0.0
3,770	Protector Forsikring ASA	54,738	0.0
1,938	Sparebank 1 Nord Norge	17,546	0.0
3,785	Sparebanken More	27,060	0.0
3,888	TGS Nopec Geophysical Co. ASA	60,973	0.0
23,465	Wallenius Wilhelmsen ASA	175,613	0.1
10,282 (4)	Western Bulk Chartering AS	42,495	0.0
2,084	Wilh Wilhelmsen Holding ASA	54,657	0.0
		1,479,394	0.6
	Peru: 0.0%
56,691	Hochschild Mining PLC	51,221	0.0

	Philippines: 0.0%
19,260	Ginebra San Miguel, Inc.	51,571	0.0

	Poland: 0.2%
2,061	Asseco South Eastern Europe SA	25,749	0.0
12	Budimex SA	1,058	0.0
6,101 (1)	Jastrzebska Spolka Weglowa SA	63,143	0.0
5,039	LiveChat Software SA	168,306	0.1
10,092 (1)	PGE Polska Grupa Energetyczna SA	16,718	0.0
21,412 (1)	PKP Cargo SA	81,474	0.1
335	PlayWay SA	33,834	0.0
204 (4)	Stalprodukt SA	14,823	0.0
		405,105	0.2
	Portugal: 0.0%
56,765	Sonae SGPS SA	64,732	0.0

	Singapore: 1.3%
3,502	Boustead Singapore Ltd.	2,113	0.0
102,134	China Sunsine Chemical Holdings Ltd.	35,305	0.0
29,800	CSE Global Ltd.	7,941	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore (continued)
30,600	Frasers Centrepoint Ltd.	$20,066	0.0
510,900	Frasers Logistics & Commercial Trust	518,533	0.2
559,000	Golden Agri-Resources Ltd.	115,608	0.1
9	Ho Bee Land Ltd.	15	0.0
26,200	Hour Glass Ltd./The	40,954	0.0
553,000 (1)	IGG, Inc.	457,137	0.2
616,900	Jiutian Chemical Group Ltd.	32,011	0.0
44,400	LHN Ltd.	8,818	0.0
114,100	Pacific Century Regional Developments Ltd.	31,639	0.1
32,500	Riverstone Holdings Ltd.	14,784	0.0
591,000	SembCorp Industries Ltd.	1,901,631	0.7
83,600	Sing Holdings Ltd.	21,928	0.0
13,300	Sing Investments & Finance Ltd.	15,748	0.0
70,892	Tai Sin Electric Ltd.	20,744	0.0
67,951	Tiong Woon Corp. Holding Ltd.	23,934	0.0
34,800	Wing Tai Holdings Ltd.	38,650	0.0
		3,307,559	1.3
	South Africa: 0.2%
1,200	DRDGOLD Ltd. ADR	12,840	0.0
46,729	MMI Holdings	47,341	0.0
32,096 (1)	Petra Diamonds Ltd.	27,485	0.0
27,924	Sappi Ltd.	63,458	0.0
8,936	Sun International Ltd./ South Africa	20,029	0.0
53,688	Sylvania Platinum Ltd.	61,669	0.0
44,139	Thungela Resources Ltd.	409,937	0.2
		642,759	0.2
	South Korea: 3.0%
2	Asia Holdings Co., Ltd.	207	0.0
41,646	BNK Financial Group, Inc.	207,185	0.1
7,566	Coway Co. Ltd.	277,797	0.1
2,725	Cuckoo Holdings Co. Ltd.	31,424	0.0
33,171	Dae Hyun Co. Ltd.	54,702	0.0
29,772	Daeduck Electronics Co. Ltd. / New	482,733	0.2
11,952	Daewon San Up Co. Ltd.	57,104	0.0
2,204	Daewoong Co. Ltd.	24,652	0.0
8,578	Dentium Co. Ltd.	925,959	0.4
4,561	DMS Co. Ltd.	21,510	0.0
3,782	DY Corp.	15,488	0.0
8,077	Eusu Holdings Co. Ltd.	40,915	0.0
1,300	Fursys, Inc.	28,042	0.0
1,348	Hanmi Pharm Co. Ltd.	326,034	0.1
4,970	Hanyang Securities Co. Ltd.	32,659	0.0
2,527	Hite Holdings Co. Ltd.	17,365	0.0
3,886	HK inno N Corp.	94,015	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
2,040	IDIS Holdings Co. Ltd.	$20,218	0.0
5,550	JB Financial Group Co. Ltd.	34,726	0.0
13,865	JYP Entertainment Corp.	937,938	0.4
3,015	Kolon Corp.	45,890	0.0
45,444	Korea Asset In Trust Co. Ltd.	99,632	0.1
11,037	Korea Real Estate Investment Trust Co.	11,099	0.0
421	KPX Chemical Co. Ltd.	14,862	0.0
3,470	LEADCORP, Inc./The	19,404	0.0
4,152	LEENO Industrial, Inc.	416,994	0.2
367	LF Corp.	4,805	0.0
15,961	Lock&Lock Co. Ltd.	68,515	0.0
4,355	Lotte Chilsung Beverage Co., Ltd.	507,626	0.2
8,919	LOTTE Fine Chemical Co. Ltd.	409,617	0.2
3,257	Medy-Tox, Inc.	576,617	0.2
2,411	MegaStudy Co., Ltd.	20,648	0.0
5,399	New Power Plasma Co. Ltd.	20,151	0.0
685	Nice Information & Telecommunication, Inc.	12,316	0.0
3,140	PHA Co. Ltd.	20,153	0.0
3,023	Rayence Co. Ltd.	26,649	0.0
8,006	Sam Young Electronics Co. Ltd.	56,513	0.0
3,844	Sambo Corrugated Board Co. Ltd.	28,918	0.0
41,244 (1)	Samsung Engineering Co. Ltd.	900,236	0.4
9,193	Seah Besteel Holdings Corp.	159,647	0.1
167	SeAH Holdings Corp.	14,237	0.0
1,354	Shinsegae Engineering & Construction Co. Ltd.	17,883	0.0
1,735	SJ Group Co. Ltd.	18,517	0.0
10,720	SNT Dynamics Co., Ltd.	73,778	0.0
126	Taekwang Industrial Co. Ltd.	65,771	0.0
2,511	Uju Electronics Co. Ltd.	23,279	0.0
13,886	Youngone Corp.	459,577	0.2
		7,724,007	3.0
	Spain: 1.9%
65,272	Acerinox S.A.	705,218	0.3
56,827	Applus Services SA	476,785	0.2
159,078	Bankinter S.A.	940,667	0.4
25,484	Cia de Distribucion Integral Logista Holdings SA	692,069	0.3
13,941	Corp ACCIONA Energias Renovables SA	500,583	0.2
47,702	Ence Energia y Celulosa S.A	186,853	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain (continued)
12,942	Ercros SA	$60,410	0.0
34,991	Faes Farma SA	123,346	0.0
70,269	Merlin Properties Socimi SA	621,307	0.2
7,389	Naturhouse Health SAU	14,086	0.0
4,551	Vidrala SA	477,755	0.2
		4,799,079	1.9
	Sweden: 1.8%
550	AQ Group AB	21,969	0.0
5,543 (1)	Arise AB	30,054	0.0
25,586 (4)	Avanza Bank Holding AB	544,401	0.2
5,213	B3 Consulting Group AB	79,664	0.0
96	Beijer Alma AB	2,183	0.0
14,518	Betsson AB	156,717	0.1
17,650	BioGaia AB	175,208	0.1
34,964	Biotage AB	434,937	0.2
684	Bjorn Borg AB	2,628	0.0
340	BTS Group AB	8,966	0.0
3,828	Bulten AB	35,520	0.0
2 (1)	Careium AB	3	0.0
3,703	Catella AB	12,587	0.0
6,300 (1)	Doro AB	9,369	0.0
12,512	Hanza AB	96,380	0.1
35,558	Hexatronic Group AB	300,775	0.1
959	HMS Networks AB	44,613	0.0
10,089	Inwido AB	106,019	0.1
13,510	Loomis AB	432,439	0.2
1,390	MEKO AB	17,045	0.0
274 (1)	Micro Systemation AB	1,315	0.0
166,960 (1)	Net Insight AB	85,303	0.0
2,956	Nilorngruppen AB	20,523	0.0
18,536	Nordic Paper Holding AB	72,423	0.0
4,168	OEM International AB	40,450	0.0
208	Probi AB	3,722	0.0
5,165 (1)	RaySearch Laboratories AB	34,538	0.0
16,499	Rottneros AB	19,821	0.0
10,346	Softronic AB	19,592	0.0
4,944	Solid Forsakring AB	31,289	0.0
480,600	Storskogen Group AB	438,045	0.2
3,729	Systemair AB	32,410	0.0
10,025 (1)	Tobii AB	20,929	0.0
26,331	Trelleborg AB	661,648	0.3
72,046	Wihlborgs Fastigheter AB	582,344	0.2
		4,575,829	1.8
	Switzerland: 4.6%
2,577	Ascom Holding AG	24,932	0.0
3,838	Baloise Holding AG	642,455	0.2
1,506 (1)	Basilea Pharmaceutica AG	72,984	0.0
2,067	Bucher Industries AG	930,865	0.4
158	Burckhardt Compression Holding AG	97,563	0.0
558	Burkhalter Holding AG	59,963	0.0
501	Calida Holding AG	23,232	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
9	Carlo Gavazzi Holding AG	$3,286	0.0
46,411	Coca-Cola HBC AG	1,416,780	0.6
2,007	Comet Holding AG	485,126	0.2
8,600 (1)	Dufry Group	397,572	0.2
2,447	Flughafen Zuerich AG	470,971	0.2
140	Forbo Holding AG	206,090	0.1
11,543 (2)	Galenica AG	1,034,470	0.4
663	Huber & Suhner AG	54,611	0.0
14,871	Julius Baer Group Ltd.	1,065,599	0.4
7,152 (1)	Kudelski SA	14,468	0.0
5,940	Meier Tobler Group AG	354,303	0.1
17	Metall Zug AG	35,090	0.0
1,707	Mikron Holding AG	22,344	0.0
47	Phoenix Mecano AG	23,196	0.0
9,102	PSP Swiss Property AG	1,071,862	0.4
875	Siegfried Holding AG	674,370	0.3
8,391	Sulzer AG	703,145	0.3
4,300	Swissquote Group Holding SA	920,512	0.4
2,306	Tecan Group AG	1,004,892	0.4
732	u-blox Holding AG	88,239	0.0
		11,898,920	4.6
	Taiwan: 1.1%
127,000	Chien Kuo Construction Co. Ltd.	53,763	0.0
1,421	ChipMOS Technologies, Inc. ADR	34,019	0.0
12,000	eMemory Technology, Inc.	717,501	0.3
71,000	Everlight Electronics Co., Ltd.	92,505	0.0
18,000	General Interface Solution Holding Ltd.	46,701	0.0
26,000	Global Mixed Mode Technology, Inc.	153,866	0.1
10,944 (4)	Himax Technologies, Inc. ADR	72,668	0.1
104,000	Inventec Co., Ltd.	112,179	0.0
139,107	Kindom Construction Co.	134,634	0.1
12,000	King Chou Marine Technology Co. Ltd.	15,932	0.0
20,000	Lida Holdings Ltd.	21,229	0.0
6,000	Micro-Star International Co., Ltd.	28,518	0.0
17,000	Nova Technology Corp./ Taiwan	55,405	0.0
27,000	Pixart Imaging, Inc.	91,102	0.0
42,000	Powertech Technology, Inc.	125,763	0.1
62,000	Prince Housing & Development Corp.	24,237	0.0
50,000	Rechi Precision Co. Ltd.	29,095	0.0
19,000	Rich Honour International Designs Co. Ltd.	33,822	0.0
6,000	Shiny Brands Group Co. Ltd.	36,196	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
36,000	Sitronix Technology Corp.	$268,078	0.1
40,850	Taiwan Fire & Marine Insurance Co. Ltd.	28,259	0.0
7,000	Tofu Restaurant Co. Ltd.	56,697	0.0
23,100	Userjoy Technology Co. Ltd.	60,945	0.0
17,000	WinWay Technology Co. Ltd.	396,244	0.2
36,000	Wistron Information Technology & Services Corp.	144,077	0.1
		2,833,435	1.1
	Thailand: 0.2%
186,100 (1)	After You PCL	57,868	0.0
1,285,800	BTS Rail Mass Transit Growth Infrastructure Fund	129,594	0.1
161,000	LPN Development PCL	21,624	0.0
35,700	MK Restaurants Group PCL	51,579	0.0
98,900	Pruksa Holding PCL	35,971	0.0
215,800	Ratchaphruek Hospital PCL	37,033	0.0
56,900	Regional Container Lines PCL	40,474	0.0
105,400	Supalai PCL	65,508	0.0
17,700	Thai Stanley Electric PCL - NVDR	94,114	0.1
44,000	Zen Corp. Group PCL	19,586	0.0
		553,351	0.2
	Ukraine: 0.0%
2,452 (1)	Astarta Holding PLC	17,939	0.0

	United Arab Emirates: 0.1%
25,524	Commercial Bank of Dubai PSC	30,721	0.0
98,080	Emaar Development PJSC	147,948	0.1
7,129	Orascom Construction PLC	23,995	0.0
33,615	Sharjah Islamic Bank	17,697	0.0
		220,361	0.1
	United Kingdom: 10.8%
14,277	4imprint Group PLC	809,215	0.3
43,659 (1)	Abcam PLC ADR	711,205	0.3
3,244 (1)	accesso Technology Group PLC	27,808	0.0
2,565	AG Barr PLC	16,215	0.0
12,352	AJ Bell PLC	50,637	0.0
91,149 (1)	Alphawave IP Group PLC	116,446	0.0
4,660	Anglo-Eastern Plantations PLC	48,960	0.0
9,959	Animalcare Group PLC	22,772	0.0
144,282	Balfour Beatty PLC	694,483	0.3
84,860	Beazley PLC	636,662	0.2
16,362	Bellway PLC	496,089	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
10,742	Belvoir Group PLC	$27,900	0.0
9,009	Berkeley Group Holdings PLC	504,165	0.2
88,633	Centrica Plc	127,362	0.1
7,956	Cerillion PLC	122,985	0.1
5,100	Chesnara PLC	17,786	0.0
31,791	Computacenter PLC	921,655	0.4
3,539	Craneware PLC	60,043	0.0
28,417	CVS Group PLC	757,334	0.3
23,027	dotdigital group plc	25,825	0.0
65,840	Drax Group PLC	520,961	0.2
37,174	DS Smith PLC	145,138	0.1
30,500	Dunelm Group PLC	439,274	0.2
2,897 (1)	Eagle Eye Solutions Group PLC	19,843	0.0
71,276 (1)	easyJet PLC	447,178	0.2
18,305	Ecora Resources PLC	27,514	0.0
37,425	Endeavour Mining PLC	963,490	0.4
8,545 (1)	Ergomed PLC	114,743	0.0
4,087	FDM Group Holdings PLC	34,568	0.0
14,872	Finsbury Food Group PLC	17,849	0.0
2,731	Foresight Group Holdings Ltd.	14,415	0.0
85,471	Gem Diamonds Ltd.	27,921	0.0
53,634	Global Ship Lease, Inc.	1,026,555	0.4
20,558	Gulf Keystone Petroleum Ltd.	35,086	0.0
124,973	Harbour Energy PLC	388,769	0.2
992	Hargreaves Services PLC	5,105	0.0
282,540	Hays PLC	405,349	0.2
17,177	Hikma Pharmaceuticals PLC	397,834	0.2
72,897	IG Group Holdings PLC	672,953	0.3
27,727	IMI PLC	556,312	0.2
80,982	Inchcape PLC	824,437	0.3
29,110	International Game Technology PLC	819,155	0.3
75,967	International Personal Finance PLC	94,032	0.0
102,043	Investec PLC - INP - ZAR	569,125	0.2
46,449	Investec PLC - INVP - GBP	258,933	0.1
71,700	JET2 PLC	1,107,349	0.4
350	Judges Scientific PLC	43,723	0.0
112,851	Just Group PLC	125,232	0.1
6,453	Kitwave Group Plc	21,784	0.0
230,040	LondonMetric Property PLC	557,907	0.2
24,278	Macfarlane Group PLC	32,647	0.0
224,038	Man Group PLC/Jersey	640,744	0.3
309,282 (1)	Marks & Spencer Group PLC	639,937	0.2
31,691 (1)	Mears Group PLC	88,219	0.0
153,617	Moneysupermarket.com Group PLC	530,463	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
5,425	Morgan Sindall PLC	$115,710	0.0
3,725	MP Evans Group PLC	39,555	0.0
14,527	Ninety One PLC	33,063	0.0
18,017	Norcros PLC	44,154	0.0
146,831	OSB Group PLC	919,363	0.4
30,695 (1)	Oxford Biomedica PLC	167,503	0.1
2,047	Oxford Instruments Plc	71,003	0.0
30,578	Oxford Metrics PLC	36,508	0.0
40,963	Pagegroup PLC	233,774	0.1
26,072	Pan African Resources PLC	5,784	0.0
94,395 (1)	Playtech Ltd.	685,213	0.3
15,419	Polar Capital Holdings PLC	94,758	0.1
145,117	QinetiQ PLC	678,073	0.3
2,983	Robert Walters PLC	15,970	0.0
53,722	RS GROUP PLC	623,287	0.2
71,785	Safestore Holdings PLC	894,828	0.3
52,114	Savills PLC	630,893	0.2
398,478	Serco Group PLC	761,700	0.3
12,873	Spectris PLC	609,637	0.2
226,119	Speedy Hire PLC	91,363	0.0
40,308	SThree PLC	213,520	0.1
5,460	Stolt-Nielsen Ltd.	157,437	0.1
53,430	Tate & Lyle PLC	547,865	0.2
260,298	Tritax Big Box REIT Plc	508,561	0.2
42,718	Vesuvius PLC	218,034	0.1
241,838	Virgin Money UK PLC - VMUKL - GBP	475,310	0.2
71,388	Virgin Money UK PLC - VUK - AUD	141,034	0.1
937	Vp PLC	7,537	0.0
		27,831,528	10.8
	United States: 0.5%
23,787 (1)	Civeo Corp.	457,900	0.2
15,100 (1)	Hamilton Thorne Ltd.	18,613	0.0
26,922 (1)	IBEX Holdings Ltd.	551,093	0.2
216 (1)	Nova Ltd.	19,753	0.0
6,220 (1)	On Holding AG	201,839	0.1
4,563 (1)	UroGen Pharma Ltd.	52,885	0.0
		1,302,083	0.5
	Total Common Stock (Cost $242,163,956)	250,513,448	97.3
EXCHANGE-TRADED FUNDS: 1.2%
64,604	Vanguard FTSE Developed Markets ETF	2,995,042	1.2
	Total Exchange-Traded Funds
	(Cost $2,840,162)	2,995,042	1.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
	Brazil: 0.0%
32,700	Metalurgica Gerdau SA	$76,115	0.0

	Germany: 0.2%
7,769	Fuchs Petrolub SE	306,930	0.1
88	KSB SE & Co. KGaA	47,761	0.0
8,138	Schaeffler AG	59,119	0.1
1,381	Villeroy & Boch AG	29,270	0.0
		443,080	0.2
	South Africa: 0.0%
776	Absa Bank Ltd.	32,877	0.0
	Total Preferred Stock
	(Cost $575,003)	552,072	0.2
	Total Long-Term Investments
	(Cost $245,579,121)	254,060,562	98.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 0.5%
1,000,000 (5)	Bank of America Inc., Repurchase Agreement dated 04/28/23, 4.82%, due 05/01/23 (Repurchase Amount $1,000,396, collateralized by various U.S. Government Agency Obligations, 1.500%-4.000%, Market Value plus accrued interest $1,020,000, due 09/20/46-06/20/52)	1,000,000	0.4
374,609 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 04/28/23, 4.81%, due 05/01/23 (Repurchase Amount $374,757, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $382,101, due 05/04/23-04/20/53)	374,609	0.1
	Total Repurchase Agreements
	(Cost $1,374,609)	1,374,609	0.5
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 0.5%
1,129,491	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.750%
		(Cost $1,129,491)	$1,129,491	0.5
		Total Short-Term Investments
		(Cost $2,504,100)	2,504,100	1.0
		Total Investments in Securities (Cost $248,083,221)	$256,564,662	99.7
		Assets in Excess of Other Liabilities	806,062	0.3
		Net Assets	$257,370,724	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Security, or a portion of the security, is on loan.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of April 30, 2023.

Sector Diversification	Percentage of Net Assets
Industrials	23.9%
Materials	13.1
Information Technology	12.0
Consumer Discretionary	10.6
Financials	8.4
Health Care	7.8
Energy	6.1
Real Estate	5.8
Communication Services	4.9
Consumer Staples	2.9
Utilities	2.0
Exchange-Traded Funds	1.2
Short-Term Investments	1.0
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$932,135	$19,072,147	$—	$20,004,282
Austria	101,995	1,008,343	—	1,110,338
Belgium	—	72,459	—	72,459
Bermuda	—	749,287	—	749,287
Brazil	607,226	—	—	607,226
Canada	30,296,112	—	—	30,296,112
China	627,377	2,470,476	—	3,097,853
Denmark	—	4,543,044	—	4,543,044
Egypt	—	23,417	—	23,417
Finland	153,009	2,864,895	—	3,017,904
France	814,790	21,164,829	—	21,979,619
Germany	150,723	19,584,861	—	19,735,584
Greece	42,982	392,255	—	435,237
Guernsey	—	174,819	—	174,819
Hong Kong	738,134	3,165,892	—	3,904,026
India	—	347,943	—	347,943
Indonesia	193,056	691,228	—	884,284
Ireland	—	3,064,214	—	3,064,214
Israel	4,693,005	179,673	—	4,872,678
Italy	78,434	6,300,674	—	6,379,108
Japan	104,248	49,746,478	—	49,850,726
Luxembourg	72,139	526,742	—	598,881
Malaysia	15,784	233,528	—	249,312
Malta	—	714	—	714
Mauritius	26,690	—	—	26,690
Mexico	1,328,500	—	—	1,328,500
Netherlands	413,301	4,796,302	—	5,209,603
New Zealand	23,406	167,309	—	190,715
Norway	569,460	909,934	—	1,479,394
Peru	—	51,221	—	51,221
Philippines	51,571	—	—	51,571
Poland	25,749	379,356	—	405,105
Portugal	—	64,732	—	64,732
Singapore	124,246	3,183,313	—	3,307,559
South Africa	506,264	136,495	—	642,759
South Korea	—	7,724,007	—	7,724,007
Spain	14,086	4,784,993	—	4,799,079
Sweden	440,187	4,135,642	—	4,575,829
Switzerland	80,666	11,818,254	—	11,898,920
Taiwan	163,384	2,670,051	—	2,833,435
Thailand	19,586	533,765	—	553,351
Ukraine	17,939	—	—	17,939
United Arab Emirates	30,721	189,640	—	220,361
United Kingdom	8,114,741	19,716,787	—	27,831,528
United States	1,302,083	—	—	1,302,083
Total Common Stock	52,873,729	197,639,719	—	250,513,448
See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2023
Exchange-Traded Funds	$2,995,042	$—	$—	$2,995,042
Preferred Stock	108,992	443,080	—	552,072
Short-Term Investments	1,129,491	1,374,609	—	2,504,100
Total Investments, at fair value	$57,107,254	$199,457,408	$—	$256,564,662
Other Financial Instruments+
Forward Foreign Currency Contracts	—	547	—	547
Total Assets	$57,107,254	$199,457,955	$—	$256,565,209
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(487)	$—	$(487)
Total Liabilities	$—	$(487)	$—	$(487)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2023, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Small Cap Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 38,185	USD 47,723	Bank of America N.A.	05/02/23	$ 267
NOK 551,028	USD 51,912	Bank of America N.A.	05/02/23	(207)
USD 3,709	HKD 29,124	Bank of America N.A.	05/02/23	(1)
USD 46,770	EUR 42,417	Bank of America N.A.	05/02/23	30
GBP 15,087	USD 18,958	Bank of America N.A.	05/03/23	(111)
NOK 115,809	USD 10,860	Bank of America N.A.	05/03/23	(76)
USD 64,457	EUR 58,518	Bank of America N.A.	05/03/23	243
USD 2,792	HKD 21,917	Bank of America N.A.	05/03/23	—
USD 10,559	GBP 8,475	The Bank of New York Mellon	05/02/23	(92)
USD 3,005	CHF 2,692	The Bank of New York Mellon	05/03/23	2
USD 4,264	CHF 3,817	The Bank of New York Mellon	05/03/23	5
				$ 60
Currency Abbreviations
CHF –  Swiss Franc
EUR –  EU Euro
GBP –  British Pound
HKD –  Hong Kong Sar Dollar
NOK –  Norwegian Krone
USD –  United States Dollar
See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$547
Total Asset Derivatives		$547
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$487
Total Liability Derivatives		$487
The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(5,775)
Total	$(5,775)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$60
Total	$60

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2023:
	Bank of America N.A.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$540	$7	$547
Total Assets	$540	$7	$547
Liabilities:
Forward foreign currency contracts	$395	$92	$487
Total Liabilities	$395	$92	$487
Net OTC derivative instruments by counterparty, at fair value	$145	$(85)	$60
Total cash collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$145	$(85)	$60

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2023 (Unaudited) (continued)

At April 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $250,897,995.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$27,864,534
Gross Unrealized Depreciation	(21,668,191)
Net Unrealized Appreciation	$6,196,343
See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 17, 2022, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management, and sub-advisory contracts, and who are not “interested persons” of Voya Global Bond Fund, Voya Global High Dividend Low Volatility Fund, Voya Global Perspectives® Fund and Voya Multi-Manager International Small Cap Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Acadian Asset Management LLC, Victory Capital Management Inc., and Voya Investment Management Co. LLC, the respective sub-advisers to each Fund (the “Sub-Advisers”), for an additional one-year period ending November 30, 2023.
In addition to the Board meeting on November 17, 2022, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 12-13, 2022, and November 15, 2022. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant periods of market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with that Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager, and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.
The Board considered the portfolio management team assigned by the Sub-Advisers to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager, and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management, and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. In addition, the Board considered the investment performance of Voya Global Bond Fund compared to an additional performance peer group that is approved by the Board due to the investment structure or strategy of the Fund. With respect to Voya Multi-Manager International Small Cap Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers as a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers with respect to sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Advisers.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager. The Board did not request profitability data from the Sub-Advisers that are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager, and Sub-Advisers and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Advisers’ potential fall-out benefits were not unreasonable.
Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark and, in the case of Voya Global Bond Fund, a performance peer group. The performance data provided to the Board primarily was for various periods ended March 31, 2022. In addition, the Board also considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings certain additional data regarding each Fund’s

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
Voya Global Bond Fund
In considering whether to approve the renewal of the Contracts for Voya Global Bond Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the second quintile of its Morningstar category for the five-year and ten-year periods, the third quintile for the three-year period, the fourth quintile for the one-year period, and the fifth quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for the three-year, five-year, and ten-year periods and underperformed for the year-to-date and one-year periods. In analyzing this performance data, the Board also took into account that the Fund outperformed its performance peer group average for the three-year, five-year and ten-year periods and underperformed for the year-to-date and one-year periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the second quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group.
Voya Global High Dividend Low Volatility Fund
In considering whether to approve the renewal of the Contracts for Voya Global High Dividend Low Volatility Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year period, the second quintile for the five-year period, the third quintile for the year-to-date period, the fourth quintile for the three-year period, and the fifth quintile for the ten-year period; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the one-year and five-year periods, during which it outperformed. In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
Voya Global Perspectives® Fund
In considering whether to approve the renewal of the Contracts for Voya Global Perspectives® Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the third quintile of its Morningstar category for the five-year period, the fourth quintile for the one-year and three-year periods, and the fifth quintile for the year-to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of asset allocation positioning on the Fund’s performance; and (2) its confidence in the Sub-Adviser’s ability to generate strong long-term returns.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio.
Voya Multi-Manager International Small Cap Fund
In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Small Cap Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year, three-year, five-year, and ten-year periods, and the second quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fifth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
Board Conclusions
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2023.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
167703         (0423-062223)

Semi-Annual Report
April 30, 2023
Classes A, C, I, R, R6, and W
■
Voya International High Dividend Low Volatility Fund

■
Voya Multi-Manager Emerging Markets Equity Fund

■
Voya Multi-Manager International Equity Fund

■
Voya Multi-Manager International Factors Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

shareholder expense examples (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2023*	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2023*
Voya International High Dividend Low Volatility Fund
Class A	$1,000.00	$1,218.20	0.90%	$4.95	$1,000.00	$1,020.33	0.90%	$4.51
Class I	1,000.00	1,220.40	0.65	3.58	1,000.00	1,021.57	0.65	3.26
Class R6	1,000.00	1,219.60	0.62	3.41	1,000.00	1,021.72	0.62	3.11
Voya Multi-Manager Emerging Markets Equity Fund
Class A	$1,000.00	$1,154.60	1.51%	$8.07	$1,000.00	$1,017.31	1.51%	$7.55
Class C	1,000.00	1,151.40	2.26	12.06	1,000.00	1,013.59	2.26	11.28
Class I	1,000.00	1,156.90	1.16	6.20	1,000.00	1,019.04	1.16	5.81
Class R	1,000.00	1,153.70	1.76	9.40	1,000.00	1,016.07	1.76	8.80
Class W	1,000.00	1,156.00	1.26	6.74	1,000.00	1,018.55	1.26	6.31
Voya Multi-Manager International Equity Fund
Class I	$1,000.00	$1,213.50	0.92%	$5.05	$1,000.00	$1,020.23	0.92%	$4.61
Voya Multi-Manager International Factors Fund
Class I	$1,000.00	$1,222.90	0.72%	$3.97	$1,000.00	$1,021.22	0.72%	$3.61
Class W	1,000.00	1,222.90	0.72	3.97	1,000.00	1,021.22	0.72	3.61

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

1

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2023 (Unaudited)

	Voya International High Dividend Low Volatility Fund	Voya Multi-Manager Emerging Markets Equity Fund	Voya Multi-Manager International Equity Fund	Voya Multi-Manager International Factors Fund
ASSETS:
Investments in securities at fair value+*	$11,120,338	$263,044,542	$303,052,073	$318,079,464
Short-term investments at fair value†	40,000	5,014,354	2,490,321	3,030,642
Cash	116	—	4,124,539	97,937
Cash collateral for futures contracts	—	43,813	—	96,264
Foreign currencies at value‡	118	1,273,413	566,706	615,057
Receivables:
Investment securities and currencies sold	—	366,862	385,650	15,444,011
Fund shares sold	2	110,437	174,341	218,405
Dividends	67,792	2,126,188	1,247,270	1,731,816
Interest	—	365,650	7,266	145
Foreign tax reclaims	27,445	12,334	1,146,346	1,398,141
Variation margin on futures contracts	—	6,802	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,829	184	4,379
Prepaid expenses	41,409	59,789	32,212	28,720
Reimbursement due from Investment Adviser	8,850	31,489	15,510	25,249
Other assets	164	11,309	15,516	12,268
Total assets	11,306,234	272,468,811	313,257,934	340,782,498
LIABILITIES:
Payable for investment securities and currencies purchased	—	1,995,967	1,545,210	15,704,455
Payable for fund shares redeemed	2	38,470	26,030	50,532
Payable upon receipt of securities loaned	—	—	64,189	805,030
Unrealized depreciation on forward foreign currency contracts	—	14	—	5,010
Variation margin payable on futures contracts	—	—	—	2,682
Payable for investment management fees	4,537	205,857	239,601	173,962
Payable for distribution and shareholder service fees	1,144	2,762	—	—
Payable to custodian due to bank overdraft	—	147,565	—	—
Payable to trustees under the deferred compensation plan (Note 6)	164	11,309	15,516	12,268
Payable for trustee fees	26	972	854	873
Payable for foreign capital gains tax	—	137,874	146,684	—
Other accrued expenses and liabilities	49,871	1,984,029	239,016	620,823
Total liabilities	55,744	4,524,819	2,277,100	17,375,635
NET ASSETS	$11,250,490	$267,943,992	$310,980,834	$323,406,863
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$11,491,492	$365,435,522	$324,031,534	$345,987,326
Total distributable loss	(241,002)	(97,491,530)	(13,050,700)	(22,580,463)
NET ASSETS	$11,250,490	$267,943,992	$310,980,834	$323,406,863
+ Including securities loaned at value	$—	$—	$61,306	$753,243
* Cost of investments in securities	$10,389,591	$295,273,758	$293,288,934	$295,832,808
† Cost of short-term investments	$40,000	$5,014,354	$2,490,321	$3,030,642
‡ Cost of foreign currencies	$117	$1,274,457	$566,661	$618,850
See Accompanying Notes to Financial Statements
2

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2023 (Unaudited) (continued)

	Voya International High Dividend Low Volatility Fund	Voya Multi-Manager Emerging Markets Equity Fund	Voya Multi-Manager International Equity Fund	Voya Multi-Manager International Factors Fund
Class A
Net assets	$5,693,830	$15,334,540	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a
Par value	—	—	n/a	n/a
Shares outstanding	585,038	1,730,677	n/a	n/a
Net asset value and redemption price per share	$9.73	$8.86	n/a	n/a
Maximum offering price per share (5.75%)(1)	$10.32	$9.40	n/a	n/a
Class C
Net assets	n/a	$146,279	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	—	n/a	n/a
Shares outstanding	n/a	16,546	n/a	n/a
Net asset value and redemption price per share	n/a	$8.84	n/a	n/a
Class I
Net assets	$5,523,972	$232,584,547	$310,980,834	$302,625,086
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	—	—	—	—
Shares outstanding	566,261	26,112,703	32,258,442	34,019,295
Net asset value and redemption price per share	$9.76	$8.91	$9.64	$8.90
Class R
Net assets	n/a	$52,173	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	—	n/a	n/a
Shares outstanding	n/a	5,867	n/a	n/a
Net asset value and redemption price per share	n/a	$8.89	n/a	n/a
Class R6
Net assets	$32,688	n/a	n/a	n/a
Shares authorized	unlimited	n/a	n/a	n/a
Par value	—	n/a	n/a	n/a
Shares outstanding	3,346	n/a	n/a	n/a
Net asset value and redemption price per share	$9.77	n/a	n/a	n/a
Class W
Net assets	n/a	$19,826,453	n/a	$20,781,777
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	—	n/a	—
Shares outstanding	n/a	2,234,189	n/a	2,336,312
Net asset value and redemption price per share	n/a	$8.87	n/a	$8.90

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
3

STATEMENTS OF OPERATIONS for the six months ended April 30, 2023 (Unaudited)

	Voya International High Dividend Low Volatility Fund	Voya Multi-Manager Emerging Markets Equity Fund	Voya Multi-Manager International Equity Fund	Voya Multi-Manager International Factors Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$230,780	$5,106,280	$3,975,737	$5,928,243
Interest	69	8,651	61,243	2,803
Securities lending income, net	180	25,194	474	12,726
Total investment income	231,029	5,140,125	4,037,454	5,943,772
EXPENSES:
Investment management fees	25,881	1,861,191	1,437,334	1,124,375
Distribution and shareholder service fees:
Class A	6,510	18,791	—	—
Class C	—	743	—	—
Class R	—	97	—	—
Transfer agent fees:
Class A	1,018	23,653	—	—
Class C	—	204	—	—
Class I	3,090	9,997	798	2,016
Class P(2)(4)	—	211	—	—
Class P3(1)(3)(5)	—	89	81	87
Class R	—	50	—	—
Class R6	92	—	—	—
Class W	—	57,812	—	33,887
Shareholder reporting expense	362	8,869	1,086	7,240
Registration fees	30,094	45,812	21,997	28,890
Professional fees	6,154	58,101	34,390	30,965
Custody and accounting expense	19,168	284,504	115,478	133,953
Trustee fees	130	4,860	4,265	4,364
Licensing fee (Note 7)	—	19,701	—	35,295
Miscellaneous expense	5,109	16,224	13,367	15,754
Interest expense	—	48,442	2,560	9,553
Total expenses	97,608	2,459,351	1,631,356	1,426,379
Waived and reimbursed fees	(57,372)	(845,886)	(103,645)	(202,139)
Brokerage commission recapture	—	—	(910)	—
Net expenses	40,236	1,613,465	1,526,801	1,224,240
Net investment income	190,793	3,526,660	2,510,653	4,719,532
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	70,590	(21,537,561)	(2,843,296)	(4,250,107)
Forward foreign currency contracts	—	(90,653)	(13,487)	(79,339)
Foreign currency related transactions	3,391	(12,619)	44,629	238,359
Futures	—	201,393	—	548,192
Net realized gain (loss)	73,981	(21,439,440)	(2,812,154)	(3,542,895)
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	1,731,370	69,517,211	65,085,234	68,704,186
Forward foreign currency contracts	—	(8,312)	184	(567)
Foreign currency related transactions	2,820	19,925	181,953	119,290
Futures	—	(24,233)	—	(12,785)
Net change in unrealized appreciation (depreciation)	1,734,190	69,504,591	65,267,371	68,810,124
Net realized and unrealized gain	1,808,171	48,065,151	62,455,217	65,267,229
Increase in net assets resulting from operations	$1,998,964	$51,591,811	$64,965,870	$69,986,761
* Foreign taxes withheld	$28,093	$469,338	$374,165	$573,212
^ Foreign capital gains taxes withheld	$—	$415,457	$45,012	$—
# Change in foreign capital gains taxes accrued	$—	$776,301	$83,820	$—

(1)
Class P3 for Voya International High Dividend Low Volatility Fund was fully redeemed on close of business September 8, 2022.

(2)
Class P for Voya Multi-Manager Emerging Markets Equity Fund was fully redeemed on close of business March 28, 2023.

(3)
Class P3 for Voya Multi-Manager Emerging Markets Equity Fund was fully redeemed on close of business March 28, 2023.

(4)
Class P for Voya Multi-Manager International Equity Fund and Voya Multi-Manager International Factors Fund were fully redeemed on close of business September 8, 2022.

(5)
Class P3 for Voya Multi-Manager International Equity Fund and Voya Multi-Manager International Factors Fund were fully redeemed on close of business January 10, 2023.

See Accompanying Notes to Financial Statements
4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya International High Dividend Low Volatility Fund		Voya Multi-Manager Emerging Markets Equity Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
FROM OPERATIONS:
Net investment income	$190,793	$415,474	$3,526,660	$10,227,313
Net realized gain (loss)	73,981	(425,094)	(21,439,440)	(29,208,553)
Net change in unrealized appreciation (depreciation)	1,734,190	(1,977,340)	69,504,591	(164,740,336)
Increase (decrease) in net assets resulting from operations	1,998,964	(1,986,960)	51,591,811	(183,721,576)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(131,568)	(206,138)	(620,322)	(3,734,111)
Class C	—	—	(6,606)	(43,062)
Class I	(135,375)	(209,791)	(6,445,593)	(39,152,939)
Class P(2)	—	—	(5,179,457)	(24,602,846)
Class P3(1)(3)	—	(88)	(431,555)	(1,858,199)
Class R	—	—	(1,914)	(7,825)
Class R6	(607)	(414)	—	—
Class W	—	—	(1,633,948)	(10,092,252)
Total distributions	(267,550)	(416,431)	(14,319,395)	(79,491,234)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	294,686	375,759	151,939,017	155,129,394
Reinvestment of distributions	267,550	416,431	14,293,629	79,323,388
	562,236	792,190	166,232,646	234,452,782
Cost of shares redeemed	(135,184)	(402,257)	(269,631,390)	(139,535,073)
Net increase (decrease) in net assets resulting from capital share transactions	427,052	389,933	(103,398,744)	94,917,709
Net increase (decrease) in net assets	2,158,466	(2,013,458)	(66,126,328)	(168,295,101)
NET ASSETS:
Beginning of year or period	9,092,024	11,105,482	334,070,320	502,365,421
End of year or period	$11,250,490	$9,092,024	$267,943,992	$334,070,320

(1)
Class P3 for Voya International High Dividend Low Volatility Fund was fully redeemed on close of business September 8, 2022.

(2)
Class P for Voya Multi-Manager Emerging Markets Equity Fund was fully redeemed on close of business March 28, 2023.

(3)
Class P3 for Voya Multi-Manager Emerging Markets Equity Fund was fully redeemed on close of business March 28, 2023.

See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Multi-Manager International Equity Fund		Voya Multi-Manager International Factors Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
FROM OPERATIONS:
Net investment income	$2,510,653	$5,619,906	$4,719,532	$12,483,181
Net realized loss	(2,812,154)	(17,559,212)	(3,542,895)	(36,894,817)
Net change in unrealized appreciation (depreciation)	65,267,371	(158,575,135)	68,810,124	(91,277,752)
Increase (decrease) in net assets resulting from operations	64,965,870	(170,514,441)	69,986,761	(115,689,388)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(3,784,036)	(102,537,384)	(10,079,517)	(54,413,228)
Class P(1)	—	(770)	—	(532)
Class P3(2)	(232,895)	(3,295,556)	(726,536)	(2,477,704)
Class W	—	—	(1,442,175)	(8,986,569)
Total distributions	(4,016,931)	(105,833,710)	(12,248,228)	(65,878,033)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	58,878,197	121,316,987	50,745,460	152,663,257
Reinvestment of distributions	4,014,435	105,772,336	12,248,228	65,878,033
	62,892,632	227,089,323	62,993,688	218,541,290
Cost of shares redeemed	(135,461,641)	(197,609,660)	(133,522,638)	(176,832,812)
Net increase (decrease) in net assets resulting from capital share transactions	(72,569,009)	29,479,663	(70,528,950)	41,708,478
Net decrease in net assets	(11,620,070)	(246,868,488)	(12,790,417)	(139,858,943)
NET ASSETS:
Beginning of year or period	322,600,904	569,469,392	336,197,280	476,056,223
End of year or period	$310,980,834	$322,600,904	$323,406,863	$336,197,280

(1)
Class P for Voya Multi-Manager International Equity Fund and Voya Multi-Manager International Factors Fund were fully redeemed on close of business September 8, 2022.

(2)
Class P3 for Voya Multi-Manager International Equity Fund and Voya Multi-Manager International Factors Fund were fully redeemed on close of business January 10, 2023.

See Accompanying Notes to Financial Statements
6

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya International High Dividend Low Volatility Fund
Class A
04-30-23+	8.19	0.16•	1.61	1.77	0.23	—	—	0.23	—	9.73	21.82	1.97	0.90	0.90	3.56	5,694	34
10-31-22	10.35	0.37•	(2.16)	(1.79)	0.37	—	—	0.37	—	8.19	(17.72)	2.02	0.90	0.90	3.87	4,568	72
10-31-21	8.31	0.28•	2.00	2.28	0.24	—	—	0.24	—	10.35	27.49	1.95	0.90	0.90	2.74	5,620	71
10-31-20	9.75	0.18	(1.36)	(1.18)	0.26	—	—	0.26	—	8.31	(12.22)	1.97	0.90	0.90	2.06	4,351	59
10-31-19	10.10	0.30	0.39	0.69	0.31	0.73	—	1.04	—	9.75	7.72	1.73	0.89	0.89	3.18	4,860	60
10-31-18	11.73	0.32	(1.06)	(0.74)	0.58	0.31	—	0.89	—	10.10	(6.95)	1.72	0.85	0.85	2.85	4,470	129
Class I
04-30-23+	8.21	0.18•	1.61	1.79	0.24	—	—	0.24	—	9.76	22.04	1.80	0.65	0.65	3.81	5,524	34
10-31-22	10.38	0.39•	(2.17)	(1.78)	0.39	—	—	0.39	—	8.21	(17.56)	1.85	0.65	0.65	4.09	4,510	72
10-31-21	8.33	0.30•	2.01	2.31	0.26	—	—	0.26	—	10.38	27.86	1.78	0.65	0.65	2.98	5,472	71
10-31-20	9.75	0.21	(1.35)	(1.14)	0.28	—	—	0.28	—	8.33	(11.78)	1.82	0.65	0.65	2.31	4,292	59
10-31-19	10.10	0.33•	0.39	0.72	0.34	0.73	—	1.07	—	9.75	8.02	1.58	0.64	0.64	3.44	4,851	60
10-31-18	11.76	0.35	(1.07)	(0.72)	0.63	0.31	—	0.94	—	10.10	(6.80)	1.57	0.60	0.60	3.10	4,463	129
Class R6
04-30-23+	8.22	0.20•	1.59	1.79	0.24	—	—	0.24	—	9.77	21.96	2.45	0.62	0.62	4.30	33	34
10-31-22	10.37	0.38•	(2.14)	(1.76)	0.39	—	—	0.39	—	8.22	(17.42)	2.74	0.62	0.62	4.03	14	72
10-31-21	8.32	0.31•	2.00	2.31	0.26	—	—	0.26	—	10.37	27.81	2.53	0.62	0.62	3.06	10	71
02-28-20(4) - 10-31-20	8.98	0.17•	(0.65)	(0.48)	0.18	—	—	0.18	—	8.32	(5.31)	2.93	0.62	0.62	3.04	3	59
Voya Multi-Manager Emerging Markets Equity Fund
Class A
04-30-23+	8.00	0.04•	1.18	1.22	0.36	—	—	0.36	—	8.86	15.46	1.79	1.51	1.51	0.97	15,335	38
10-31-22	14.39	0.16•	(4.31)	(4.15)	0.24	2.00	—	2.24	—	8.00	(33.68)	1.69	1.50	1.50	1.60	14,138	53
10-31-21	13.00	0.05•	1.87	1.92	0.09	0.44	—	0.53	—	14.39	14.76	1.64	1.50	1.50	0.36	24,177	59
10-31-20	12.31	0.05	0.88	0.93	0.17	0.07	—	0.24	—	13.00	7.58	1.63	1.50	1.50	0.37	22,843	60
10-31-19	10.64	0.07	1.66	1.73	0.06	—	—	0.06	—	12.31	16.36	1.76	1.57	1.57	0.58	22,672	71
10-31-18	13.17	0.09	(2.48)	(2.39)	0.14	—	—	0.14	—	10.64	(18.31)	1.77	1.57	1.57	0.60	21,470	53
Class C
04-30-23+	8.00	0.02•	1.18	1.20	0.36	—	—	0.36	—	8.84	15.14	2.54	2.26	2.26	0.35	146	38
10-31-22	14.26	0.09•	(4.33)	(4.24)	0.02	2.00	—	2.02	—	8.00	(34.24)	2.44	2.25	2.25	0.85	158	53
10-31-21	12.90	(0.05)•	1.85	1.80	—	0.44	—	0.44	—	14.26	13.94	2.39	2.25	2.25	(0.37)	487	59
10-31-20	12.21	(0.06)•	0.87	0.81	0.05	0.07	—	0.12	—	12.90	6.66	2.38	2.25	2.25	(0.52)	542	60
10-31-19	10.56	(0.04)•	1.69	1.65	—	—	—	—	—	12.21	15.63	2.51	2.32	2.32	(0.31)	2,521	71
10-31-18	13.09	(0.02)	(2.45)	(2.47)	0.06	—	—	0.06	—	10.56	(18.97)	2.52	2.32	2.32	(0.18)	3,581	53
Class I
04-30-23+	8.03	0.05•	1.19	1.24	0.36	—	—	0.36	—	8.91	15.69	1.25	1.16	1.16	1.05	232,585	38
10-31-22	14.45	0.20•	(4.32)	(4.12)	0.30	2.00	—	2.30	—	8.03	(33.46)	1.20	1.15	1.15	1.94	148,389	53
10-31-21	13.04	0.12•	1.86	1.98	0.13	0.44	—	0.57	—	14.45	15.23	1.18	1.15	1.15	0.80	245,082	59
10-31-20	12.35	0.10	0.88	0.98	0.22	0.07	—	0.29	—	13.04	7.93	1.18	1.15	1.15	0.72	287,527	60
10-31-19	10.68	0.12	1.66	1.78	0.11	—	—	0.11	—	12.35	16.79	1.30	1.22	1.22	1.01	315,161	71
10-31-18	13.22	0.14•	(2.49)	(2.35)	0.19	—	—	0.19	—	10.68	(18.06)	1.32	1.22	1.22	1.11	269,739	53
See Accompanying Notes to Financial Statements
7

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Multi-Manager Emerging Markets Equity Fund (continued)
Class R
04-30-23+	8.03	0.03•	1.19	1.22	0.36	—	—	0.36	—	8.89	15.37	2.04	1.76	1.76	0.62	52	38
10-31-22	14.44	0.13•	(4.33)	(4.20)	0.21	2.00	—	2.21	—	8.03	(33.89)	1.94	1.75	1.75	1.30	42	53
10-31-21	12.99	0.02•	1.87	1.89	—	0.44	—	0.44	—	14.44	14.55	1.89	1.75	1.75	0.15	51	59
10-31-20	12.32	0.00*•	0.89	0.89	0.15	0.07	—	0.22	—	12.99	7.20	1.88	1.75	1.75	0.03	22	60
10-31-19	10.66	0.04	1.66	1.70	0.04	—	—	0.04	—	12.32	16.05	2.01	1.82	1.82	0.44	139	71
10-31-18	13.20	0.04	(2.46)	(2.42)	0.12	—	—	0.12	—	10.66	(18.51)	2.02	1.82	1.82	0.39	101	53
Class W
04-30-23+	8.00	0.07•	1.16	1.23	0.36	—	—	0.36	—	8.87	15.60	1.54	1.26	1.26	1.67	19,826	38
10-31-22	14.41	0.19•	(4.32)	(4.13)	0.28	2.00	—	2.28	—	8.00	(33.56)	1.44	1.25	1.25	1.84	37,408	53
10-31-21	13.00	0.10•	1.87	1.97	0.12	0.44	—	0.56	—	14.41	15.15	1.39	1.25	1.25	0.64	65,102	59
10-31-20	12.33	0.08•	0.86	0.94	0.20	0.07	—	0.27	—	13.00	7.67	1.38	1.25	1.25	0.69	33,162	60
10-31-19	10.66	0.10	1.67	1.77	0.10	—	—	0.10	—	12.33	16.70	1.51	1.32	1.32	0.83	61,726	71
10-31-18	13.19	0.10	(2.46)	(2.36)	0.17	—	—	0.17	—	10.66	(18.10)	1.52	1.32	1.32	0.86	57,026	53
Voya Multi-Manager International Equity Fund
Class I
04-30-23+	8.04	0.07•	1.64	1.71	0.11	—	—	0.11	—	9.64	21.35	0.96	0.92	0.92	1.48	310,981	28
10-31-22	14.24	0.12•	(3.69)	(3.57)	0.20	2.43	—	2.63	—	8.04	(30.30)	0.94	0.93	0.93	1.16	301,161	63
10-31-21	11.35	0.12•	3.31	3.43	0.12	0.42	—	0.54	—	14.24	30.69	0.96	0.96	0.96	0.87	554,017	49
10-31-20	11.47	0.10	0.01	0.11	0.23	—	—	0.23	—	11.35	0.89	0.92	0.92	0.92	0.86	549,329	71
10-31-19	10.98	0.18	0.89	1.07	0.18	0.40	—	0.58	—	11.47	10.53	0.96	0.96	0.96	1.69	592,938	51
10-31-18	12.32	0.16	(1.22)	(1.06)	0.21	0.07	—	0.28	—	10.98	(8.83)	0.97	0.97	0.97	1.36	492,439	45
Voya Multi-Manager International Factors Fund
Class I
04-30-23+	7.54	0.12•	1.53	1.65	0.29	—	—	0.29	—	8.90	22.29(5)	0.80	0.72	0.72	2.76	302,625	39
10-31-22	11.30	0.25•	(2.45)	(2.20)	0.46	1.10	—	1.56	—	7.54	(22.48)	0.79	0.73	0.73	2.78	275,219	91
10-31-21	8.99	0.21•	2.39	2.60	0.29	—	—	0.29	—	11.30	29.27	0.77	0.74	0.74	1.98	394,315	106
10-31-20	9.64	0.19	(0.53)	(0.34)	0.31	—	—	0.31	—	8.99	(3.77)	0.76	0.74	0.74	1.97	396,906	89
10-31-19	9.57	0.26•	0.46	0.72	0.26	0.39	—	0.65	—	9.64	8.25	0.81	0.75	0.75	2.76	403,512	58
10-31-18	11.06	0.24	(1.08)	(0.84)	0.33	0.32	—	0.65	—	9.57	(8.02)	0.84	0.75	0.75	2.31	326,126	55
Class W
04-30-23+	7.54	0.11•	1.54	1.65	0.29	—	—	0.29	—	8.90	22.29(5)	0.98	0.72	0.72	2.58	20,782	39
10-31-22	11.29	0.24•	(2.43)	(2.19)	0.46	1.10	—	1.56	—	7.54	(22.41)	0.97	0.73	0.73	2.67	39,234	91
10-31-21	8.99	0.24•	2.35	2.59	0.29	—	—	0.29	—	11.29	29.15	0.95	0.74	0.74	2.21	66,649	106
10-31-20	9.64	0.17•	(0.51)	(0.34)	0.31	—	—	0.31	—	8.99	(3.77)	0.94	0.74	0.74	1.87	30,770	89
10-31-19	9.57	0.26	0.46	0.72	0.26	0.39	—	0.65	—	9.64	8.25	0.99	0.75	0.75	2.77	60,559	58
10-31-18	11.05	0.24	(1.07)	(0.83)	0.33	0.32	—	0.65	—	9.57	(7.93)	0.96	0.75	0.75	2.29	56,210	55

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement

See Accompanying Notes to Financial Statements
8

Financial Highlights (continued)

by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)
Commencement of operations.

(5)
Excluding a payment by affiliate in the fiscal year ended May 31, 2021, the total return for Multi-Manager International Factors would have been -22.51% and -22.44% on Classes I and W, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
9

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are eleven separate active investment series, four of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya International High Dividend Low Volatility Fund (“International High Dividend Low Volatility”), Voya Multi-Manager Emerging Markets Equity Fund (“Multi-Manager Emerging Markets Equity”), Voya Multi-Manager International Equity Fund (“Multi-Manager International Equity”) and Voya Multi-Manager International Factors Fund (“Multi-Manager International Factors”). Each Fund is a diversified series of the Trust.
Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees, and transfer agent fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to International High Dividend Low Volatility. Voya IM also serves as one of the multiple sub-advisers for
Multi-Manager Emerging Markets Equity and Multi-Manager International Factors. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets,

10

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

11

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the

12

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of April 30, 2023, the maximum amount of loss that Multi-Manager Emerging Markets Equity, Multi-Manager International Equity, and Multi-Manager International Factors would incur if the counterparty to its derivative transactions failed to perform would be $1,829, $184, and $4,379, respectively, on open forward foreign currency contracts. No cash collateral was pledged by any counterparty to the Fund as of April 30, 2023.
The Funds have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds Master Agreements.
Multi-Manager Emerging Markets Equity and Multi-Manager International Factors had a liability position of $14 and $5,010, respectively, on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of April 30, 2023, the Funds could have been required to pay those amounts in cash to their counterparties. The Funds did not post any cash collateral as of April 30, 2023.
E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into forward foreign currency exchange transactions to convert to and

13

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Multi-Manager Emerging Markets Equity, Multi-Manager International Equity and Multi-Manager International Factors used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. During the period ended April 30, 2023, the Funds had an average contract amount on forward foreign currency contracts to buy and sell as disclosed below.
	Buy	Sell
Multi-Manager Emerging Markets Equity	$834,248	$670,236
Multi-Manager International Equity	178,668	—
Multi-Manager International Factors	1,150,727	1,707,236
Please refer to the tables within the Portfolio of Investments for Multi-Manager Emerging Markets Equity, Multi-Manager International Equity and Multi-Manager International Factors and for open forward foreign currency contracts at April 30, 2023.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.
Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2023, Multi-Manager Emerging Markets Equity and Multi-Manager International Factors had purchased futures contracts on equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended April 30, 2023, Multi-Manager Emerging Markets Equity and Multi-Manager International Factors had an average notional value on futures contracts purchased as disclosed below.
Purchased
Multi-Manager Emerging Markets Equity	$1,799,437
Multi-Manager International Factors	2,802,885
Please refer to the tables within the Portfolios of Investments for Multi-Manager Emerging Markets Equity and Multi-Manager International Factors for open futures contracts at April 30, 2023.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund declares and pays dividends and capital gain distributions, if any, annually (except for International High Dividend Low Volatility, which pay dividends, if any, quarterly). The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of

14

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to
Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended April 30, 2023, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
International High Dividend Low Volatility	$3,824,200	$3,515,154
Multi-Manager Emerging Markets Equity	140,019,080	256,613,455
Multi-Manager International Equity	90,331,294	161,163,023
Multi-Manager International Factors	132,684,221	209,557,219
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business

15

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager Emerging Markets Equity, Multi-Manager International Equity and Multi-Manager International Factors, may, from time to time, directly manage a portion of each Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.
Fund	As a Percentage of Average Daily Net Assets
International High Dividend Low Volatility	0.50%
Multi-Manager Emerging Markets Equity	Direct Investments 1.10%; Passively Managed Assets 0.70%
Multi-Manager International Equity(1)	0.85%
Multi-Manager International Factors(2)	0.65%

(1)
Prior January 1, 2023, the Investment Adviser had contractually agreed to waive 0.007% of the management fee for Multi-Manager International Equity. Any fees waived or reimbursed were not eligible for recoupment. Termination of this obligation was approved by the Board.

(2)
The Investment Adviser has contractually agreed to waive 0.01% of the management fee for Multi-Manager International Factors. Any fees waived or reimbursed /are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):
Fund	Sub-Adviser
International High Dividend Low Volatility	Voya IM*
Multi-Manager Emerging Markets Equity	Delaware Investments Fund Advisers, Van Eck Associates Corporation and Voya IM*
Multi-Manager International Equity	Baillie Gifford Overseas Limited, Polaris Capital Management, LLC and Wellington Management Company LLP
Multi-Manager International Factors	PanAgora Asset Management, Inc. and Voya IM*
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:
	Class A	Class C	Class R
International High Dividend Low Volatility	0.25%	N/A	N/A
Multi-Manager Emerging Markets Equity	0.25%	1.00%	0.50%
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2023, the Distributor retained the following amounts in sales charges from the following Funds:
	Class A	Class C
Initial Sales Charges:
International High Dividend Low Volatility	$21	$—
Multi-Manager Emerging Markets Equity	122	—
Contingent Deferred Sales Charges:
International High Dividend Low Volatility	$—	$29
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At April 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Global Diversified Payment Fund	Multi-Manager International Equity	8.45%
	Multi-Manager International Factors	9.14

16

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Investment Management Co. LLC	International High Dividend Low Volatility	94.84
Voya Solution 2025 Portfolio	Multi-Manager Emerging Markets Equity	6.78
	Multi-Manager International Equity	5.97
	Multi-Manager International Factors	7.24
Voya Solution 2035 Portfolio	Multi-Manager Emerging Markets Equity	12.13
	Multi-Manager International Equity	10.70
	Multi-Manager International Factors	11.98
Voya Solution 2045 Portfolio	Multi-Manager Emerging Markets Equity	11.05
	Multi-Manager International Equity	12.50
	Multi-Manager International Factors	12.12
Voya Solution Moderately Aggressive Portfolio	Multi-Manager Emerging Markets Equity	6.77
	Multi-Manager International Factors	5.75
The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the
Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2023, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:
Fund	Amount
International High Dividend Low Volatility	$—
Multi-Manager Emerging Markets Equity	216
Multi-Manager International Equity	—
Multi-Manager International Factors	—
NOTE 7 — LICENSING FEE
Multi-Manager Emerging Markets Equity and Multi-Manager International Factors pay an annual licensing fee to FTSE International Limited.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class C	Class I	Class R	Class R6	Class W
International High Dividend Low Volatility	0.90%	N/A	0.65%	N/A	0.62%	N/A
Multi-Manager Emerging Markets Equity	1.60%	2.35%	1.35%	1.85%	N/A	1.35%
Multi-Manager International Equity	N/A	N/A	0.97%	N/A	N/A	N/A
Multi-Manager International Factors	N/A	N/A	0.75%	N/A	N/A	0.75%
Pursuant to side letter agreements, through March 1, 2024, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side letter agreement will continue. Termination or modification of these obligations requires approval by the Board.
Fund	Class A	Class C	Class I	Class R	Class W
Multi-Manager Emerging Markets Equity	1.50%	2.25%	1.15%	1.75%	1.25%
Multi-Manager International Equity(1)(2)	N/A	N/A	0.90%	N/A	N/A
Multi-Manager International Factors(2)	N/A	N/A	0.73%	N/A	0.73%

17

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

(1)
Effective January 1, 2023, a side letter agreement was implemented for Multi-Manager International Equity.

(2)
Any fees waived pursuant to the side letter agreement are not eligible for recoupment.

Unless otherwise specified above, and with the exception of the non-recoupable management fee waiver for Multi-Manager International Factors, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities. As of April 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
	April 30,
	2024	2025	2026	Total
International High Dividend Low Volatility	$108,195	$114,410	$113,244	$335,849
Multi-Manager Emerging Markets Equity	170,235	101,361	258,745	530,341
Multi-Manager International Factors	29,553	105,592	—	135,145
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of April 30, 2023, are as follows:
	April 30,
	2024	2025	2026	Total
International High Dividend Low Volatility
Class I	$4,046	$4,442	$4,063	$12,551
Class R6	67	94	138	299
Multi-Manager Emerging Markets Equity
Class A	29,061	28,668	25,933	83,662
Class C	846	471	212	1,529
Class I	26,119	10,868	9,645	46,632
Class R	46	50	32	128
Class W	51,702	75,285	65,503	192,490
Multi-Manager International Factors
Class W	72,262	82,193	—	154,455
For Multi-Manager International Factors, the amounts subject to possible recoupment listed in the tables above were waived or reimbursed prior to January 1, 2022, which was the effective date of the non-recoupable side letter agreement.
The Expense Limitation Agreements are contractual through March 1, 2024 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 13, 2022, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the period ended April 30, 2023:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Multi-Manager Emerging Markets Equity	66	$4,920,439	5.37%
Multi-Manager International Equity	3	5,721,333	5.37
Multi-Manager International Factors	16	3,797,625	5.66

18

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
International High Dividend Low Volatility
Class A
4/30/2023	27,566	—	14,277	(14,324)	—	27,519	256,968	—	131,568	(133,699)	—	254,837
10/31/2022	36,637	—	21,913	(43,882)	—	14,668	364,868	—	206,138	(390,049)	—	180,957
Class I
4/30/2023	2,498	—	14,664	(166)	—	16,996	22,218	—	135,375	(1,439)	—	156,154
10/31/2022	84	—	22,269	(462)	—	21,891	771	—	209,791	(4,814)	—	205,748
Class P3(1)
4/30/2023	—	—	—	—	—	—	2	—	—	—	—	2
10/31/2022	—	—	9	(343)	—	(334)	—	—	88	(3,056)	—	(2,968)
Class R6
4/30/2023	1,636	—	65	(5)	—	1,696	15,498	—	607	(46)	—	16,059
10/31/2022	1,118	—	45	(436)	—	727	10,120	—	414	(4,338)	—	6,196
Multi-Manager Emerging Markets Equity
Class A
4/30/2023	18,117	—	70,154	(125,820)	—	(37,549)	164,577	—	594,908	(1,113,166)	—	(353,681)
10/31/2022	72,498	—	307,100	(291,244)	—	88,354	773,745	—	3,568,502	(3,064,350)	—	1,277,897
Class C
4/30/2023	529	—	779	(4,450)	—	(3,142)	4,735	—	6,606	(39,140)	—	(27,799)
10/31/2022	814	—	3,672	(18,939)	—	(14,453)	8,920	—	43,002	(247,983)	—	(196,061)
Class I
4/30/2023	10,880,317	—	757,381	(4,010,412)	—	7,627,286	96,112,172	—	6,445,314	(35,928,968)	—	66,628,518
10/31/2022	6,794,624	—	3,366,399	(8,637,830)	—	1,523,193	70,055,518	—	39,151,216	(76,199,155)	—	33,007,579
Class P(2)
4/30/2023	5,512,925	—	580,657	(20,326,734)	—	(14,233,152)	50,131,492	—	5,179,457	(187,152,364)	—	(131,841,415)
10/31/2022	5,490,428	—	2,043,426	(3,858,354)	—	3,675,500	58,228,348	—	24,602,846	(36,429,209)	—	46,401,985
Class P3(3)
4/30/2023	463,009	—	47,528	(2,225,705)	—	(1,715,168)	4,338,346	—	431,555	(20,651,033)	—	(15,881,132)
10/31/2022	1,500,104	—	151,814	(645,442)	—	1,006,476	16,322,124	—	1,858,199	(6,885,155)	—	11,295,168
Class R
4/30/2023	660	—	225	(279)	—	606	5,889	—	1,914	(2,462)	—	5,341
10/31/2022	1,407	—	669	(313)	—	1,763	12,952	—	7,825	(2,770)	—	18,007
Class W
4/30/2023	133,572	—	192,674	(2,768,778)	—	(2,442,532)	1,181,806	—	1,633,875	(24,744,257)	—	(21,928,576)
10/31/2022	964,040	—	869,983	(1,676,179)	—	157,844	9,727,787	—	10,091,798	(16,706,451)	—	3,113,134
Multi-Manager International Equity
Class I
4/30/2023	5,695,945	—	427,310	(11,321,178)	—	(5,197,923)	53,524,486	—	3,781,540	(105,484,020)	—	(48,177,994)
10/31/2022	9,053,830	—	9,149,644	(19,659,044)	—	(1,455,570)	87,756,140	—	102,476,010	(177,112,766)	—	13,119,384
Class P(4)
4/30/2023	—	—	—	—	—	—	2	—	—	—	—	2
10/31/2022	—	—	67	(359)	—	(292)	—	—	770	(3,170)	—	(2,400)
Class P3(5)
4/30/2023	576,353	—	24,963	(3,135,560)	—	(2,534,244)	5,353,709	—	232,895	(29,977,621)	—	(24,391,017)
10/31/2022	3,193,336	—	281,912	(1,989,984)	—	1,485,264	33,560,847	—	3,295,556	(20,493,724)	—	16,362,679
Multi-Manager International Factors
Class I
4/30/2023	5,198,001	—	1,249,011	(8,942,850)	—	(2,495,838)	44,007,149	—	10,079,517	(75,869,359)	—	(21,782,693)
10/31/2022	12,929,742	—	5,650,387	(16,974,161)	—	1,605,968	114,631,514	—	54,413,228	(135,677,629)	—	33,367,113
Class P(4)
4/30/2023	—	—	—	—	—	—	2	—	—	—	—	2
10/31/2022	—	—	54	(397)	—	(343)	—	—	532	(3,219)	—	(2,687)
Class P3(5)
4/30/2023	668,548	—	86,492	(3,530,816)	—	(2,775,776)	5,613,837	—	726,536	(30,266,393)	—	(23,926,020)
10/31/2022	3,574,375	—	249,266	(2,348,682)	—	1,474,959	33,646,936	—	2,477,704	(22,028,863)	—	14,095,777
Class W
4/30/2023	135,992	—	178,708	(3,184,400)	—	(2,869,700)	1,124,472	—	1,442,175	(27,386,886)	—	(24,820,239)
10/31/2022	515,712	—	933,185	(2,144,950)	—	(696,053)	4,384,807	—	8,986,569	(19,123,101)	—	(5,751,725)

(1)
Class P3 was fully redeemed on close of business September 8, 2022.

(2)
Class P was fully redeemed on close of business March 28, 2023.

(3)
Class P3 was fully redeemed on close of business March 28, 2023.

(4)
Class P was fully redeemed on close of business September 8, 2022.

(5)
Class P3 was fully redeemed on close of business January 10, 2023.

19

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of April 30, 2023:
Multi-Manager International Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citadel Securities LLC	$61,306	$(61,306)	$—
Total	$61,306	$(61,306)	$—

(1)
Cash collateral with a fair value of $64,189 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager International Factors
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs International	$234,050	$(234,050)	$—
HSBC Bank PLC	113,700	(113,700)	—
JP Morgan Securities PLC	58,898	(58,898)	—
Merrill Lynch International	109,216	(109,216)	—
State Street Bank and Trust Company	237,379	(237,379)	—
Total	$753,243	$(753,243)	$—

(1)
Cash collateral with a fair value of $805,030 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), capital loss carryforwards and wash sale deferrals.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

20

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended October 31, 2022		Year Ended October 31, 2021
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
International High Dividend Low Volatility	$416,431	$—	$263,452	$—
Multi-Manager Emerging Markets Equity	25,785,148	53,706,086	5,869,931	13,820,349
Multi-Manager International Equity	51,140,911	54,692,799	5,912,603	20,459,284
Multi-Manager International Factors	32,342,195	33,535,838	14,026,827	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of October 31, 2022 were:
	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Other	Total Distributable Earnings/(Loss)
			Amount	Character	Expiration
International High Dividend Low Volatility	$100,745	$(1,053,527)	$(439,619)	Short-term	None	$(17,480)	$(1,972,416)
			(562,535)	Long-term	None
			$(1,002,154)
Multi-Manager Emerging Markets Equity	11,783,232	(120,422,736)	(15,445,407)	Short-term	None	(946,422)	(134,763,946)
			(9,732,613)	Long-term	None
			$(25,178,020)
Multi-Manager International Equity	3,595,195	(65,821,312)	(11,114,393)	Short-term	None	(659,129)	(73,999,639)
Multi-Manager International Factors	11,494,537	(54,241,745)	(34,650,930)	Short-term	None	(533,594)	(80,318,996)
			(2,387,264)	Long-term	None
			$(37,038,194)
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of April 30, 2023, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms

21

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding a Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Funds’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund’s service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on a Fund’s financial statements.

22

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 17 — SUBSEQUENT EVENTS
Line of Credit Renewal: Effective June 12, 2023, the funds to which the Credit Agreement is available have entered into a renewed 364-Day Credit Agreement with BNY for an aggregate amount of $400,000,000 and will pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Sub-adviser and fee changes: On May 11, 2023, the Board approved changes with respect to Multi-Manager Emerging Markets Equity. Effective on or about July 14,
2023, Van Eck Associates Corporation will be removed as a sub-adviser, Sustainable Growth Advisers, L.P. will be added as a sub-adviser, and the Investment Adviser has contractually agreed to waive 0.02% of the management fee through March 1, 2025.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

23

Voya International High	PORTFOLIO OF INVESTMENTS
Dividend Low Volatility Fund	as of April 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.2%
	Australia: 8.2%
2,833	Ampol Ltd.	$56,526	0.5
6,622	ANZ Group Holdings Ltd.	107,530	1.0
26,399	Aurizon Holdings Ltd.	60,022	0.5
3,280	BHP Group Ltd.	97,342	0.9
6,869	Brambles Ltd.	65,069	0.6
2,377	Coles Group Ltd.	28,715	0.3
235	GPT Group	691	0.0
18,501	Insurance Australia Group Ltd.	61,295	0.5
26,193	Medibank Pvt Ltd.	61,987	0.6
2,022	Rio Tinto Ltd.	151,659	1.4
4,532	Suncorp Group Ltd.	37,734	0.3
8,118	Transurban Group - Stapled Security	80,963	0.7
1,078	Washington H Soul Pattinson & Co. Ltd.	22,566	0.2
4,070	Westpac Banking Corp.	60,925	0.5
1,179	Woodside Energy Group Ltd.	26,752	0.2
		919,776	8.2
	Austria: 0.1%
227	OMV AG	10,742	0.1

	Belgium: 0.4%
211	Elia Group SA/NV	28,933	0.3
136	Groupe Bruxelles Lambert NV	12,206	0.1
		41,139	0.4
	China: 0.6%
22,500	BOC Hong Kong Holdings Ltd.	71,026	0.6

	Denmark: 1.8%
35	AP Moller - Maersk A/S - Class B	63,264	0.5
3,628 (1)	Danske Bank A/S	76,677	0.7
2,701	Tryg A/S	63,833	0.6
		203,774	1.8
	Finland: 1.9%
306	Elisa OYJ	19,003	0.2
3,300	Nordea Bank Abp	36,660	0.3
894	Orion Oyj	41,994	0.4
1,843	Sampo OYJ	93,468	0.8
715	UPM-Kymmene OYJ	22,802	0.2
		213,927	1.9
	France: 7.4%
125	Air Liquide SA	22,486	0.2
425	BNP Paribas	27,461	0.2
2,067	Bouygues SA	75,692	0.7
748	Bureau Veritas SA	21,569	0.2
183	Dassault Aviation SA	35,762	0.3
1,009	Edenred	65,559	0.6
618	Eiffage SA	73,557	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
1,853	Engie SA	$29,656	0.3
1,794	Getlink SE	33,529	0.3
8,537	Orange SA	111,117	1.0
2,191	Sanofi	236,121	2.1
438	Thales S.A.	66,840	0.6
532	TotalEnergies SE	33,995	0.3
		833,344	7.4
	Germany: 7.3%
809	Allianz SE	203,146	1.8
2,428	BASF SE	125,587	1.1
1,104	Bayerische Motoren Werke AG	123,742	1.1
2,753	Deutsche Telekom AG	66,380	0.6
689	Evonik Industries AG	15,038	0.1
304	GEA Group AG	14,298	0.1
296	Hannover Rueck SE	63,243	0.6
1,418	Mercedes-Benz Group AG	110,585	1.0
186	Muenchener Rueckversicherungs- Gesellschaft AG	69,904	0.6
10,271	Telefonica Deutschland Holding AG	34,706	0.3
		826,629	7.3
	Hong Kong: 4.0%
2,000	CK Infrastructure Holdings Ltd.	11,387	0.1
3,000	CLP Holdings Ltd.	22,337	0.2
21,000	HKT Trust & HKT Ltd. - Stapled Security	27,600	0.3
900	Jardine Matheson Holdings Ltd.	43,380	0.4
10,400	Link REIT	68,025	0.6
7,500	MTR Corp.	37,474	0.3
8,000	Power Assets Holdings Ltd.	45,714	0.4
19,000	SITC International Holdings Co. Ltd.	35,144	0.3
6,000	Sun Hung Kai Properties Ltd.	83,540	0.7
7,000	Swire Pacific Ltd. - Class A	55,567	0.5
6,800	Swire Properties Ltd.	18,277	0.2
		448,445	4.0
	Ireland: 0.6%
1,075	DCC PLC	66,884	0.6

	Israel: 2.5%
8,321	Bank Leumi Le-Israel BM	65,958	0.6
251	Elbit Systems Ltd.	46,465	0.4
1,654	First International Bank Of Israel Ltd.	60,097	0.5
8,121	ICL Group Ltd.	50,438	0.4
1,906	Mizrahi Tefahot Bank Ltd.	62,504	0.6
		285,462	2.5

See Accompanying Notes to Financial Statements
24

Voya International High	PORTFOLIO OF INVESTMENTS
Dividend Low Volatility Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy: 3.9%
2,327	Assicurazioni Generali S.p.A.	$48,467	0.4
7,406	ENI S.p.A.	111,886	1.0
1	Ferrari NV	279	0.0
7,033	Mediobanca Banca di Credito Finanziario SpA	75,529	0.7
5,764 (2)	Poste Italiane SpA	59,986	0.5
11,177	Snam SpA	62,118	0.6
9,143	Terna - Rete Elettrica Nazionale	79,140	0.7
		437,405	3.9
	Japan: 22.0%
10,100	Asahi Kasei Corp.	71,338	0.6
1,600	Bridgestone Corp.	64,253	0.6
1,600	Dai Nippon Printing Co., Ltd.	45,994	0.4
1,300	Daiwa House Industry Co., Ltd.	33,135	0.3
21,300	ENEOS Holdings, Inc.	75,775	0.7
1,800	Hankyu Hanshin Holdings, Inc.	56,198	0.5
500	Honda Motor Co., Ltd.	13,262	0.1
2,700	Idemitsu Kosan Co., Ltd.	57,491	0.5
8,500	Japan Post Bank Co. Ltd.	67,877	0.6
10,700	Japan Post Holdings Co. Ltd.	88,082	0.8
4,400	Japan Tobacco, Inc.	94,674	0.8
5,400	Kajima Corp.	71,445	0.6
2,600	Kirin Holdings Co., Ltd.	42,238	0.4
1,500	McDonald’s Holdings Co. Japan Ltd.	62,490	0.6
2,300	Mitsubishi Chemical Holdings Corp.	13,493	0.1
11,700	Mitsubishi HC Capital, Inc.	60,732	0.5
100	Mitsubishi UFJ Financial Group, Inc.	626	0.0
7,500	Mizuho Financial Group, Inc.	108,719	1.0
2,700	MS&AD Insurance Group Holdings, Inc.	88,620	0.8
1,400	Nintendo Co., Ltd.	59,188	0.5
600	Nippon Telegraph & Telephone Corp.	18,308	0.2
1,300	Nomura Real Estate Holdings, Inc.	32,395	0.3
8,500	Obayashi Corp.	70,863	0.6
9,700	Oji Holdings Corp.	38,118	0.3
2,700	Ono Pharmaceutical Co., Ltd.	54,365	0.5
1,300	Otsuka Holdings Co. Ltd.	44,227	0.4
1,100	Secom Co., Ltd.	70,437	0.6
3,800	Sekisui House Ltd.	78,123	0.7
8,700	SoftBank Corp.	97,952	0.9
1,600	Sompo Holdings, Inc.	66,767	0.6
4,300	Subaru Corp.	70,184	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
5,200	Sumitomo Chemical Co., Ltd.	$17,572	0.2
3,300	Sumitomo Mitsui Financial Group, Inc.	134,883	1.2
2,100	Sumitomo Mitsui Trust Holdings, Inc.	75,700	0.7
2,000	Taisei Corp.	68,022	0.6
3,900	Takeda Pharmaceutical Co., Ltd.	129,321	1.1
2,100	Tobu Railway Co., Ltd.	53,604	0.5
4,800	Tosoh Corp.	64,129	0.6
700	Trend Micro, Inc.	34,205	0.3
2,200	USS Co., Ltd.	36,969	0.3
2,600	Yamato Holdings Co., Ltd.	44,662	0.4
		2,476,436	22.0
	Netherlands: 4.0%
2,408 (2)	ABN AMRO Bank NV	38,594	0.3
793	JDE Peet’s NV	24,117	0.2
3,337	Koninklijke Ahold Delhaize NV	114,742	1.0
21,883	Koninklijke KPN NV	79,805	0.7
1,926	NN Group NV	71,821	0.6
2,075	Shell PLC	63,761	0.6
473	Wolters Kluwer NV	62,670	0.6
		455,510	4.0
	New Zealand: 0.3%
9,708	Spark New Zealand Ltd.	31,455	0.3

	Norway: 0.8%
1,224	Aker BP ASA	29,261	0.3
1	Telenor ASA	12	0.0
1,432	Yara International ASA	57,665	0.5
		86,938	0.8
	Portugal: 0.6%
5,882	Galp Energia SGPS SA	71,077	0.6

	Spain: 6.8%
2,163	ACS Actividades de Construccion y Servicios SA	74,369	0.7
1 (1)(2)	Aena SME SA	168	0.0
10,020	Banco Bilbao Vizcaya Argentaria SA	73,357	0.7
3,457	Enagas	69,212	0.6
3,118	Endesa S.A.	69,945	0.6
2,748	Ferrovial SA - FERE	86,159	0.8
13,433	Iberdrola S.A. - IBEE	174,067	1.5
1,799	Industria de Diseno Textil SA	61,844	0.6
3,758	Red Electrica Corp. SA	68,326	0.6
5,664	Repsol SA	83,203	0.7
		760,650	6.8
	Sweden: 0.2%
6,131	Telia Co. AB	17,070	0.2

See Accompanying Notes to Financial Statements
25

Voya International High	PORTFOLIO OF INVESTMENTS
Dividend Low Volatility Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland: 7.7%
290	Baloise Holding AG	$48,544	0.4
309	Banque Cantonale Vaudoise	32,514	0.3
16,018	Glencore PLC	94,549	0.8
3,710	Novartis AG	379,510	3.4
73	Roche Holding AG-GENUSSCHEIN	22,859	0.2
404	Swiss Prime Site AG	36,570	0.3
125	Swisscom AG	85,819	0.8
338	Zurich Insurance Group AG	163,914	1.5
		864,279	7.7
	United Kingdom: 16.1%
15,244	Aviva PLC	81,165	0.7
8,343	BAE Systems PLC	106,290	0.9
34,165	BP PLC	229,214	2.0
4,501	British American Tobacco PLC	166,294	1.5
9,104	GSK PLC	164,175	1.5
35,966	HSBC Holdings PLC	259,220	2.3
3,715	Imperial Brands PLC	91,962	0.8
25,349	M&G PLC	65,516	0.6
9,687	National Grid PLC	138,892	1.2
3,629	NatWest Group PLC	11,954	0.1
6,500	Pearson PLC	72,318	0.6
8,594	Phoenix Group Holdings PLC	64,030	0.6
787	Reckitt Benckiser Group PLC	63,598	0.6
1,946	Relx PLC (GBP Exchange)	64,838	0.6
2,667	Smiths Group PLC	56,393	0.5
5,788	The Sage Group PLC	59,691	0.5
915	Unilever PLC	50,963	0.5
621	Unilever PLC - ULVRL	34,579	0.3
14	United Utilities Group PLC	190	0.0
27,750	Vodafone Group PLC	33,331	0.3
		1,814,613	16.1
	Total Common Stock (Cost $10,200,190)	10,936,581	97.2

EXCHANGE-TRADED FUNDS: 1.0%
2,384	iShares MSCI EAFE Value Index ETF	119,725	1.0
	Total Exchange-Traded Funds (Cost $118,664)	119,725	1.0

PREFERRED STOCK: 0.6%
	Germany: 0.6%
792	Henkel AG & Co. KGaA	64,032	0.6
	Total Preferred Stock (Cost $70,737)	64,032	0.6
	Total Long-Term Investments (Cost $10,389,591)	11,120,338	98.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
40,000 (3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.780% (Cost $40,000)	$40,000	0.4
	Total Short-Term Investments (Cost $40,000)	40,000	0.4
	Total Investments in Securities (Cost $10,429,591)	$11,160,338	99.2
	Assets in Excess of Other Liabilities	90,152	0.8
	Net Assets	$11,250,490	100.0

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Rate shown is the 7-day yield as of April 30, 2023.

Sector Diversification	Percentage of Net Assets
Financials	27.4%
Industrials	15.6
Health Care	9.5
Energy	7.8
Materials	7.5
Utilities	7.1
Consumer Staples	6.9
Consumer Discretionary	6.2
Communication Services	6.1
Real Estate	2.9
Exchange-Traded Funds	1.0
Information Technology	0.8
Short-Term Investments	0.4
Assets in Excess of Other Liabilities	0.8
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
26

Voya International High	PORTFOLIO OF INVESTMENTS
Dividend Low Volatility Fund	as of April 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$919,776	$—	$919,776
Austria	—	10,742	—	10,742
Belgium	—	41,139	—	41,139
China	—	71,026	—	71,026
Denmark	—	203,774	—	203,774
Finland	—	213,927	—	213,927
France	—	833,344	—	833,344
Germany	—	826,629	—	826,629
Hong Kong	43,380	405,065	—	448,445
Ireland	—	66,884	—	66,884
Israel	—	285,462	—	285,462
Italy	—	437,405	—	437,405
Japan	—	2,476,436	—	2,476,436
Netherlands	24,117	431,393	—	455,510
New Zealand	—	31,455	—	31,455
Norway	—	86,938	—	86,938
Portugal	—	71,077	—	71,077
Spain	—	760,650	—	760,650
Sweden	—	17,070	—	17,070
Switzerland	—	864,279	—	864,279
United Kingdom	—	1,814,613	—	1,814,613
Total Common Stock	67,497	10,869,084	—	10,936,581
Exchange-Traded Funds	119,725	—	—	119,725
Preferred Stock	—	64,032	—	64,032
Short-Term Investments	40,000	—	—	40,000
Total Investments, at fair value	$227,222	$10,933,116	$—	$11,160,338

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $10,478,938.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,044,603
Gross Unrealized Depreciation	(363,939)
Net Unrealized Appreciation	$680,664
See Accompanying Notes to Financial Statements
27

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.2%
	Argentina: 1.3%
24,424	Cresud SACIF y A ADR	$150,696	0.0
34,992	IRSA Inversiones y Representaciones SA ADR	193,156	0.1
2,485 (1)	MercadoLibre, Inc.	3,174,563	1.2
		3,518,415	1.3
	Brazil: 6.0%
72,283	B3 SA - Brasil Bolsa Balcao	168,831	0.1
509,035	Banco Bradesco SA ADR	1,425,298	0.5
90,078	Banco Santander Brasil S.A. ADR	487,322	0.2
82,186	BB Seguridade Participacoes SA	560,397	0.2
182,613 (1)	BRF SA ADR	235,571	0.1
620,700 (1)	Clear Sale SA	731,729	0.3
36,434	Equatorial Energia SA	199,343	0.1
180,000	Fleury SA	518,946	0.2
20,235	Hypera S.A.	151,444	0.1
213,300 (1)	Infracommerce CXAAS SA	50,890	0.0
173,612	Itau Unibanco Holding SA ADR	894,102	0.3
917,700	JSL SA	1,324,720	0.5
84,400 (1)(2)	Locaweb Servicos de Internet SA	89,175	0.0
466,000	Movida Participacoes SA	804,415	0.3
70,000 (1)	NU Holdings Ltd./ Cayman Islands	361,200	0.1
71,045	Petroleo Brasileiro SA ADR	754,498	0.3
47,413	Petroleo Brasileiro SA	252,189	0.1
31,920	Raia Drogasil SA	168,182	0.1
124,300 (2)	Rede D’Or Sao Luiz SA	568,693	0.2
33,307	Rumo SA	131,283	0.1
45,776	Sendas Distribuidora SA	111,599	0.0
73,316	Telefonica Brasil SA-VIV ADR	598,992	0.2
206,268	TIM SA/Brazil	576,895	0.2
77,074	Ultrapar Participacoes SA	223,289	0.1
138,461	Vale SA ADR	1,995,223	0.7
38,046	Vale SA	549,355	0.2
769,000	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,873,241	0.7
43,804 (1)	Vasta Platform Ltd.	182,663	0.1
268,100 (1)	Westwing Comercio Varejista Ltd.a	66,651	0.0
4,043 (1)	XP, Inc.	57,774	0.0
		16,113,910	6.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Chile: 0.9%
103,458	Cencosud SA	$210,825	0.1
1,130,646	Colbun SA	158,283	0.1
87,843	Empresas CMPC SA	137,654	0.0
21,429	Empresas COPEC SA	149,107	0.1
5,705,356	Enel Chile SA	325,112	0.1
49,449	Quinenco SA	203,064	0.1
16,848	Sociedad Quimica y Minera de Chile SA ADR	1,136,903	0.4
		2,320,948	0.9
	China: 24.9%
453,200 (1)	Alibaba Group Holding Ltd.	4,791,968	1.8
623,750 (2)	A-Living Smart City Services Co. Ltd - H Shares	500,956	0.2
52,400	Anta Sports Products Ltd.	651,134	0.2
14,794 (1)	Baidu, Inc. ADR	1,784,304	0.7
2,927 (1)	BeiGene Ltd. ADR	746,268	0.3
79,500	Beijing Enterprises Holdings Ltd.	329,924	0.1
1,028,000 (2)	CGN Power Co. Ltd. - H Shares	271,457	0.1
163,000	China Coal Energy Co. - H Shares	140,051	0.0
1,897,000	China Education Group Holdings Ltd.	1,688,959	0.6
161,400	China Gas Holdings Ltd.	207,636	0.1
194,000	China Life Insurance Co., Ltd. - H Shares	372,704	0.1
1,539,650	China Petroleum & Chemical Corp. - H Shares	1,009,111	0.4
245,000	China Railway Group Ltd. - H Shares	188,366	0.1
20,000	China Resources Beer Holdings Co Ltd.	154,496	0.1
70,500	China Resources Gas Group Ltd.	222,522	0.1
66,500	China Shenhua Energy Co., Ltd. - H Shares	220,883	0.1
221,600	China United Network Communications Ltd. - A Shares	174,211	0.1
182,800	CSPC Pharmaceutical Group Ltd.	186,145	0.1
23,000 (1)	DiDi Global, Inc. ADR	87,400	0.0
35,800	ENN Energy Holdings Ltd.	490,876	0.2
560,000	Fu Shou Yuan International Group Ltd.	454,463	0.2

See Accompanying Notes to Financial Statements
28

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
55,000 (1)	Full Truck Alliance Co. Ltd. ADR	$352,000	0.1
56,000	Ganfeng Lithium Co. Ltd. - A Shares	527,006	0.2
105,000	Haier Smart Home Co. Ltd. - H Shares	342,256	0.1
62,000	Haitian International Holdings Ltd.	161,093	0.1
175,000	Hengan International Group Co., Ltd.	781,631	0.3
37,620	Hoyuan Green Energy Co. Ltd.	484,786	0.2
142,160 (1)	Inner Mongolia ERDOS Resources Co., Ltd.	256,443	0.1
294,200 (1)	Inner Mongolia Yitai Coal Co. - A Shares	436,351	0.2
26,900	Inner Mongolia Yitai Coal Co. Ltd.	39,897	0.0
26,647 (1)	iQIYI, Inc. ADR	162,547	0.1
33,375	JD.com, Inc. ADR	1,192,155	0.4
124,532	JD.com, Inc. - Class A	2,222,628	0.8
131,000	Jiangxi Copper Co., Ltd. - H Shares	233,042	0.1
460,000 (2)	Jinxin Fertility Group Ltd.	303,621	0.1
67,400 (1)	KE Holdings, Inc. ADR	1,057,506	0.4
43,500	Kingboard Holdings Ltd.	133,229	0.0
1,056,000	Kunlun Energy Co. Ltd.	978,920	0.4
19,700	Kweichow Moutai Co. Ltd. - A Shares (Shanghai)	5,014,863	1.9
52,970 (1)(2)	Meituan Class B	905,282	0.3
141,000	Ming Yang Smart Energy Group Ltd. - A Shares	421,731	0.2
36,950	NetEase, Inc.	657,799	0.2
535,000	Peoples Insurance Co. Group of China Ltd. - H Shares	210,416	0.1
3,088,000	PetroChina Co., Ltd. - H Shares	2,145,032	0.8
109,900 (2)	Pharmaron Beijing Co. Ltd. - H Shares	476,462	0.2
182,000	PICC Property & Casualty Co., Ltd. - H Shares	220,122	0.1
765,871	Ping An Bank Co. Ltd. - A Shares	1,390,634	0.5
165,500	Ping An Insurance Group Co. of China Ltd. - H Shares	1,207,409	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
40,610	Prosus NV	$3,039,001	1.1
44,500	Shaanxi Coal Industry Co. Ltd. - A Shares	125,935	0.0
97,109	Shandong Head Co. Ltd. - A Shares	277,587	0.1
82,975	Shanghai Baosight Software Co. Ltd. - A Shares	647,391	0.2
58,926	Shenzhen Inovance Technology Co. Ltd. - A Shares	526,568	0.2
57,000	Shenzhou International Group Holdings Ltd.	547,494	0.2
442,000	Shougang Fushan Resources Group Ltd.	150,235	0.1
263,000	Sino Biopharmaceutical Ltd.	145,992	0.0
584,000	Sinotrans Ltd. - H Shares	202,074	0.1
25,371 (1)	Sohu.com Ltd. ADR	336,419	0.1
60,227	Sungrow Power Supply Co. Ltd. - A Shares	983,728	0.4
185,100	Tencent Holdings Ltd.	8,221,423	3.1
410,000	Tingyi Cayman Islands Holding Corp.	716,496	0.3
245,000 (2)	Topsports International Holdings Ltd. - H Shares	218,402	0.1
27,913 (1)	Trip.com Group Ltd. ADR	991,191	0.4
188,000	Tsingtao Brewery Co., Ltd. - H Shares	2,012,659	0.7
877,600	Uni-President China Holdings Ltd.	876,256	0.3
26,482 (1)	Weibo Corp. ADR	463,700	0.2
10,440 (1)	Weibo Corp.	187,257	0.1
100,000	Weichai Power Co. Ltd. - H Shares	147,814	0.1
201,900	Wuliangye Yibin Co. Ltd. - A Shares	4,932,803	1.8
162,500 (1)(2)	Wuxi Biologics Cayman, Inc.	968,961	0.4
42,000	Yankuang Energy Group Co. Ltd. - H Shares	144,084	0.0
51,927	Yifeng Pharmacy Chain Co. Ltd. - A Shares	374,098	0.1
22,700	Yum China Holdings, Inc. - HKD	1,389,206	0.5
83,500 (1)	Zai Lab Ltd.	292,342	0.1
31,600	Zhejiang Huayou Cobalt Co. Ltd. - A Shares	238,071	0.1

See Accompanying Notes to Financial Statements
29

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
23,000	Zhejiang Supcon Technology Co. Ltd. - A Shares	$320,837	0.1
12,000	ZTO Express Cayman, Inc. ADR	332,160	0.1
		66,798,879	24.9
	Czech Republic: 0.1%
3,166	CEZ AS	170,061	0.1

	Egypt: 0.4%
1,703,268 (1)	Cleopatra Hospital	254,663	0.1
412,055	Commercial International Bank Egypt SAE	714,535	0.3
		969,198	0.4
	Georgia: 0.7%
52,872	Bank of Georgia Group PLC	1,966,836	0.7

	Germany: 0.3%
23,000 (1)(2)	Delivery Hero SE	919,341	0.3

	Greece: 0.7%
244,000 (1)	Eurobank Ergasias Services and Holdings SA	345,000	0.1
13,049	Hellenic Telecommunications Organization SA	190,668	0.1
18,116	Jumbo SA	417,385	0.1
9,787	Motor Oil Hellas Corinth Refineries SA	233,260	0.1
17,354	Mytilineos SA	503,490	0.2
15,044	OPAP S.A.	256,542	0.1
		1,946,345	0.7
	Hungary: 0.7%
101,645	MOL Hungarian Oil & Gas PLC	824,266	0.3
23,500	OTP Bank Nyrt	716,113	0.3
14,678	Richter Gedeon Nyrt	354,511	0.1
		1,894,890	0.7
	India: 14.7%
3,273	ABB India Ltd.	137,092	0.0
40,601	Ambuja Cements Ltd.	197,433	0.1
9,908	APL Apollo Tubes Ltd.	145,160	0.0
3,786	Asian Paints Ltd.	134,738	0.0
3,628	Bajaj Auto Ltd.	196,913	0.1
174,503	Bharat Electronics Ltd.	221,003	0.1
71,820	Bharat Petroleum Corp. Ltd.	314,351	0.1
5,882	Britannia Industries Ltd.	327,968	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
48,000	Cholamandalam Investment and Finance Co. Ltd.	$513,062	0.2
16,269	Cipla Ltd.	181,001	0.1
242,719	Coal India Ltd.	693,753	0.3
12,591	Coromandel International Ltd.	145,369	0.0
11,367	Cummins India Ltd.	219,513	0.1
79,561 (1)	Delhivery Ltd.	365,078	0.1
4,694	Dr Reddys Laboratories Ltd.	283,060	0.1
6,798	Eicher Motors Ltd.	275,280	0.1
101,812 (1)	Exide Industries Ltd.	244,381	0.1
248,558	GAIL India Ltd.	326,715	0.1
9,641	Grasim Industries Ltd.	203,317	0.1
9,756	Havells India Ltd.	147,164	0.1
116,807	HCL Technologies Ltd.	1,527,140	0.6
148,967	HDFC Bank Ltd.	3,079,924	1.1
19,800	HDFC Bank Ltd. ADR	1,382,040	0.5
9,570	Hero Motocorp Ltd.	300,105	0.1
27,018	Hindalco Industries Ltd.	144,963	0.0
6,262	Hindustan Aeronautics Ltd.	224,250	0.1
52,865	Hindustan Petroleum Corp. Ltd.	162,618	0.1
5,929	Hindustan Unilever Ltd.	178,461	0.1
4,149	Housing Development Finance Corp.	141,364	0.0
350,080	Indian Oil Corp. Ltd.	348,882	0.1
30,122	Indraprastha Gas Ltd.	182,950	0.1
3,533	Info Edge India Ltd.	163,928	0.1
124,638	Infosys Ltd.	1,923,061	0.7
49,598	ITC Ltd.	258,642	0.1
23,191	Jindal Steel & Power Ltd.	165,941	0.1
37,777	JSW Steel Ltd.	336,121	0.1
9,417	Larsen & Toubro Ltd.	273,022	0.1
25,245	Mahindra & Mahindra Ltd.	379,828	0.1
2,304	Maruti Suzuki India Ltd.	242,660	0.1
771	Nestle India Ltd.	205,393	0.1
269,529	NHPC Ltd.	146,336	0.1
181,716	NMDC Ltd.	241,945	0.1
248,815	NTPC Ltd.	524,793	0.2
42,000	Oberoi Realty Ltd.	471,412	0.2
144,550	Oil & Natural Gas Corp., Ltd.	281,909	0.1
46,940	Oil India Ltd.	146,741	0.1
3,101	Persistent Systems Ltd.	180,656	0.1
131,148	Petronet LNG Ltd.	380,915	0.1
34,465	Phoenix Mills Ltd.	610,643	0.2

See Accompanying Notes to Financial Statements
30

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
4,247	PI Industries Ltd.	$176,142	0.1
78,574	Power Finance Corp. Ltd.	163,639	0.1
96,276	Power Grid Corp. of India Ltd.	279,952	0.1
94,515	REC Ltd.	153,148	0.1
458,481	Reliance Industries Ltd.	13,615,584	5.1
95,000 (1)	ReNew Energy Global PLC	486,400	0.2
3,870	Schaeffler India Ltd.	131,633	0.0
457	Shree Cement Ltd.	136,261	0.0
3,803	Siemens, Ltd.	160,742	0.1
50,000 (1)	Sterling and Wilson Renewable	182,443	0.1
14,626	Sun Pharmaceutical Industries Ltd.	176,918	0.1
5,112	Supreme Industries Ltd.	170,337	0.1
29,621	Tata Consultancy Services Ltd.	1,171,116	0.4
90,627	Tata Consumer Products Ltd.	847,921	0.3
378,328	Tata Steel Ltd.	501,576	0.2
19,976	Tech Mahindra Ltd.	251,362	0.1
4,499	Tube Investments of India Ltd.	142,738	0.0
2,794	Ultratech Cement Ltd.	258,652	0.1
16,021	UPL Ltd.	145,402	0.0
73,875	Vedanta Ltd.	253,421	0.1
37,787	Zee Entertainment Enterprises Ltd.	91,199	0.0
		39,375,580	14.7
	Indonesia: 1.9%
794,700	Adaro Energy Indonesia Tbk PT	170,117	0.0
5,288,500	Astra International Tbk PT	2,439,420	0.9
5,320,000	Bank BTPN Syariah Tbk PT	776,721	0.3
488,100	Bank Mandiri Persero TBK PT	172,543	0.1
500,000	Bank Rakyat Indonesia	174,240	0.1
743,100	Bukit Asam Tbk PT	210,167	0.1
384,200	Indofood Sukses Makmur Tbk PT	169,114	0.0
1,192,300	Kalbe Farma Tbk PT	172,626	0.1
1,070,000	Sumber Alfaria Trijaya Tbk PT	211,574	0.1
817,200	Telkom Indonesia Persero Tbk PT	236,701	0.1
186,500	United Tractors Tbk PT	368,165	0.1
		5,101,388	1.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Kazakhstan: 0.7%
22,980	Kaspi.KZ JSC GDR	$1,898,839	0.7

	Kuwait: 0.1%
15,002	Humansoft Holding Co. KSC	191,197	0.1
42,340	National Bank of Kuwait SAKP	139,003	0.0
		330,200	0.1
	Malaysia: 0.5%
159,300	Gamuda BHD	148,390	0.1
208,000	Genting Bhd	219,695	0.1
27,800	Kuala Lumpur Kepong Bhd	134,276	0.0
118,600	Petronas Chemicals Group Bhd	188,734	0.1
40,200	Petronas Dagangan BHD	204,042	0.1
37,600	Petronas Gas BHD	142,459	0.0
257,700	Sime Darby Bhd	125,567	0.0
120,000	Tenaga Nasional BHD	239,680	0.1
238,287	UEM Sunrise Bhd	13,668	0.0
		1,416,511	0.5
	Mexico: 5.8%
40,607 (1)	America Movil SAB de CV ADR	872,644	0.3
287,056	America Movil SAB de CV	309,576	0.1
28,683	Arca Continental SAB de CV	273,996	0.1
33,314 (2)	Banco del Bajio SA	109,543	0.0
452,855 (1)	Cemex SA de CV - Unit	272,275	0.1
116,052 (1)	Cemex SAB de CV ADR	696,312	0.3
7,940	Coca-Cola Femsa SA de CV ADR	670,295	0.2
71,797	Coca-Cola Femsa SAB de CV - Unit	594,678	0.2
29,609	El Puerto de Liverpool SAB de CV	181,941	0.1
329,182	Fibra Uno Administracion SA de CV	454,240	0.2
20,788	Fomento Economico Mexicano SAB de CV ADR	2,016,852	0.8
50,657	Fomento Economico Mexicano SAB de CV - Unit	492,722	0.2
9,950	Gruma SAB de CV	156,249	0.1
23,330	Grupo Aeroportuario del C	255,936	0.1

See Accompanying Notes to Financial Statements
31

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
21,642	Grupo Aeroportuario del Pacifico SA de CV	$384,812	0.1
15,431	Grupo Aeroportuario del Sureste SA de CV	442,062	0.2
155,680	Grupo Bimbo SAB de CV	835,569	0.3
27,496	Grupo Carso SAB de CV	156,080	0.1
21,931	Grupo Cementos de Chihuahua SAB de CV	174,428	0.1
164,890	Grupo Comercial Chedraui, S.A. de C.V.	974,877	0.4
192,940	Grupo Financiero Banorte	1,672,122	0.6
168,898	Grupo Televisa SAB ADR	854,624	0.3
88,612	Kimberly-Clark de Mexico SA de CV	200,294	0.1
75,410	Prologis Property Mexico SA de CV	259,622	0.1
22,958	Promotora y Operadora de Infraestructura SAB de CV	238,921	0.1
33,100	Qualitas Controladora SAB de CV	219,795	0.1
199,000	Regional SAB de CV	1,456,902	0.5
76,489 (1)	Sitios Latinoamerica SAB de CV	31,013	0.0
32,997	Wal-Mart de Mexico SAB de CV	133,001	0.0
		15,391,381	5.8
	Peru: 0.3%
98,362	Cia de Minas Buenaventura SAA ADR	695,419	0.3

	Philippines: 1.3%
7,668,000 (1)	Bloomberry Resorts Corp.	1,455,640	0.5
858,500	DMCI Holdings, Inc.	152,320	0.0
462,130	International Container Terminal Services, Inc.	1,812,328	0.7
62,750	Universal Robina Corp.	166,988	0.1
		3,587,276	1.3
	Poland: 0.3%
71,300 (1)	InPost SA	765,255	0.3

	Qatar: 0.3%
66,886	Ooredoo QPSC	182,016	0.1
28,027	Qatar Electricity & Water Co. QSC	129,124	0.1
76,564	Qatar Fuel QSC	349,502	0.1
		660,642	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Romania: 0.2%
5,071,866	OMV Petrom SA	$550,481	0.2

	Russia: —%
164,710 (1)(3)	Alrosa PJSC	—	—
951,000 (1)(2)(3)	Detsky Mir PJSC	—	—
342,800 (1)(3)	Fix Price Group PLC GDR	—	—
1,037,141 (3)	Gazprom PJSC	—	—
25,468 (3)	Lukoil PJSC	—	—
14,210 (1)(3)	Magnit OJSC	—	—
271,070 (1)(3)	Magnitogorsk Iron & Steel Works PJSC	—	—
1,179 (3)	MMC Norilsk Nickel OJSC	—	—
91,474 (3)	Mobile Telesystems OJSC	—	—
83,570 (1)(3)	Novolipetsk Steel PJSC	—	—
4,078 (3)	PhosAgro PJSC	—	—
453,015 (3)	Rosneft Oil Co. PJSC	—	—
1,076,340 (1)(3)(4)	Sberbank of Russia PJSC	—	—
16,184 (1)(3)	Severstal PAO	—	—
34,543 (3)	Tatneft PJSC	—	—
18,262 (1)(3)	VK Co. Ltd. GDR	—	—
59,681 (1)(3)	Yandex NV	—	—
		—	—
	Saudi Arabia: 0.6%
6,326	Abdullah Al Othaim Markets Co.	242,532	0.1
2,413	Arabian Internet & Communications Services Co.	180,626	0.1
6,300	Bupa Arabia for Cooperative Insurance Co.	297,163	0.1
2,737	Dr Sulaiman Al Habib Medical Services Group Co.	210,245	0.1
1,976	Elm Co.	234,338	0.1
5,012	SABIC Agri-Nutrients Co.	180,207	0.0
16,118	Saudi Telecom Co.	193,996	0.1
		1,539,107	0.6
	Singapore: 0.2%
655,800	Yangzijiang Shipbuilding Holdings Ltd.	611,559	0.2

	South Africa: 1.1%
8,786	African Rainbow Minerals Ltd.	110,373	0.0
40,668	AVI Ltd.	151,775	0.1
17,474	Bid Corp. Ltd.	397,673	0.1

See Accompanying Notes to Financial Statements
32

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa (continued)
15,372	Bidvest Group Ltd.	$210,548	0.1
9,513	Clicks Group Ltd.	139,030	0.1
21,397	Exxaro Resources Ltd.	224,825	0.1
300,311	OUTsurance Group Ltd.	571,317	0.2
16,145	Reinet Investments SCA	353,059	0.1
49,990	Remgro Ltd.	382,676	0.1
23,380	Tiger Brands Ltd.	253,310	0.1
80,013	Transaction Capital Ltd.	53,189	0.0
50,065	Woolworths Holdings Ltd./South Africa	178,036	0.1
		3,025,811	1.1
	South Korea: 13.7%
2,152	DB Insurance Co. Ltd.	135,278	0.0
12,700 (1)	Doosan Fuel Cell Co. Ltd.	285,286	0.1
5,051	GS Holdings Corp.	150,073	0.1
5,140	Hana Financial Group, Inc.	161,518	0.1
5,516	Hankook Tire & Technology Co. Ltd.	142,461	0.0
4,347	HD Hyundai Co. Ltd.	192,761	0.1
1,398	Hyundai Glovis Co., Ltd.	171,494	0.1
2,420	Hyundai Mobis Co. Ltd.	394,122	0.1
996	Hyundai Motor Co.	147,537	0.1
11,671	Kia Corp.	739,163	0.3
338	Korea Zinc Co., Ltd.	129,913	0.0
5,573	KT&G Corp.	357,126	0.1
1,559	Kumho Petrochemical Co. Ltd.	159,421	0.1
2,926	LG Chem Ltd.	1,625,345	0.6
5,425	LG Corp.	355,075	0.1
15,207 (1)	LG Display Co., Ltd.	169,525	0.1
2,198	LG Electronics, Inc.	180,495	0.1
85,892	LG Uplus Corp.	708,469	0.3
1,109	Lotte Chemical Corp.	139,775	0.0
2,958	Lotte Corp.	62,052	0.0
644	Lotte Wellfood Co. Ltd.	51,033	0.0
4,998	POSCO Holdings, Inc.	1,414,457	0.5
725 (1)(2)	Samsung Biologics Co. Ltd.	424,022	0.2
2,876	Samsung C&T Corp.	236,189	0.1
2,094	Samsung Electro-Mechanics Co. Ltd.	226,456	0.1
200,358	Samsung Electronics Co., Ltd. 005930	9,858,434	3.7
7,348 (1)	Samsung Engineering Co. Ltd.	160,385	0.1
1,104	Samsung Fire & Marine Insurance Co. Ltd.	185,722	0.1
18,730	Samsung Life Insurance Co. Ltd.	928,557	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
701	Samsung SDI Co., Ltd.	$363,799	0.1
2,616	Samsung SDS Co. Ltd.	230,021	0.1
40,091	Shinhan Financial Group Co., Ltd.	1,049,599	0.4
81,821	SK Hynix, Inc.	5,505,203	2.0
168,541 (1)	SK Square Co. Ltd.	5,371,276	2.0
47,121	SK Telecom Co. Ltd. ADR	931,111	0.4
85,257	SK Telecom Co., Ltd.	3,038,009	1.1
3,245	S-Oil Corp.	181,745	0.1
		36,562,907	13.7
	Taiwan: 13.1%
342,000	Acer, Inc.	337,354	0.1
21,794	Advantech Co. Ltd.	263,880	0.1
220,000	ASE Technology Holding Co. Ltd.	723,261	0.3
81,000	Asustek Computer, Inc.	746,574	0.3
53,000	Catcher Technology Co., Ltd.	312,653	0.1
123,000	Chicony Electronics Co. Ltd.	388,628	0.1
111,500	Chroma ATE, Inc.	692,159	0.3
42,000	Chunghwa Telecom Co., Ltd.	173,789	0.1
76,000	Delta Electronics, Inc.	744,494	0.3
32,000	E Ink Holdings, Inc.	199,364	0.1
189,000	Far Eastern New Century Corp.	196,462	0.1
918,000 (1)(2)	FIT Hon Teng Ltd.	182,013	0.1
84,000	Formosa Chemicals & Fibre Co.	188,512	0.1
90,000	Formosa Plastics Corp.	275,321	0.1
109,000	HON HAI Precision Industry Co., Ltd.	371,423	0.1
4,000	Largan Precision Co. Ltd.	262,649	0.1
309,000	Lite-On Technology Corp.	740,216	0.3
264,000	MediaTek, Inc.	5,740,375	2.1
112,000	Micro-Star International Co., Ltd.	532,337	0.2
140,000	Nan Ya Plastics Corp.	355,821	0.1
49,000	Novatek Microelectronics Corp., Ltd.	669,885	0.2
144,000	Pegatron Corp.	328,630	0.1
187,000	Pou Chen Corp.	193,712	0.1
108,000	Powertech Technology, Inc.	323,391	0.1
35,511	Poya International Co. Ltd.	664,661	0.2

See Accompanying Notes to Financial Statements
33

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
18,000	Realtek Semiconductor Corp.	$211,085	0.1
29,000	Sino-American Silicon Products, Inc.	139,769	0.0
1,046,000	Taiwan Semiconductor Manufacturing Co., Ltd.	17,128,871	6.4
86,000	Uni-President Enterprises Corp.	206,173	0.1
565,000	United Microelectronics Corp.	908,722	0.3
4,000	Voltronic Power Technology Corp.	230,000	0.1
80,546	Walsin Lihwa Corp.	130,803	0.0
9,000	Wiwynn Corp.	342,510	0.1
9,000	Yageo Corp.	145,898	0.1
46,000	Zhen Ding Technology Holding Ltd.	167,578	0.1
		35,218,973	13.1
	Thailand: 1.0%
27,700	Advanced Info Service PCL	173,911	0.1
28,400	Bangkok Dusit Medical Services PCL	24,398	0.0
309,600	Bangkok Dusit Medical Services PCL - Foreign	265,968	0.1
345,800	Banpu PCL	92,469	0.0
671,500	Banpu PCL (Foreign)	179,564	0.1
3,900	Bumrungrad Hospital PCL	27,236	0.0
42,700	Bumrungrad Hospital PCL - Foreign	298,199	0.1
121,700	CP ALL PCL	231,270	0.1
512,300	Land & Houses PCL - Foreign	147,272	0.1
46,900	Land and Houses PCL	13,482	0.0
31,100	PTT Exploration & Production PCL	135,318	0.0
62,900	PTT Exploration & Production PCL - Foreign	273,681	0.1
32,200	PTT PCL	29,312	0.0
352,400	PTT PCL - Foreign	320,794	0.1
1,900	Siam Cement PCL	17,507	0.0
21,100	Siam Cement PCL - Foreign	194,422	0.1
27,500	Thai Oil PCL	37,644	0.0
154,100	Thai Oil PCL - Foreign	210,942	0.1
		2,673,389	1.0
	Turkey: 2.5%
60,319	Agesa Hayat ve Emeklilik AS	91,531	0.0
430,164	Akbank TAS	355,657	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Turkey (continued)
49,310	Anadolu Efes Biracilik Ve Malt Sanayii AS	$159,696	0.1
57,016	BIM Birlesik Magazalar AS	458,123	0.2
3,919 (1)	D-MARKET Elektronik Hizmetler ve Ticaret AS ADR	3,762	0.0
84,507 (2)	Enerjisa Enerji AS	121,191	0.0
91,417	Enka Insaat ve Sanayi AS	128,647	0.0
54,498	Eregli Demir ve Celik Fabrikalari TAS	92,995	0.0
4,494	Ford Otomotiv Sanayi AS	124,225	0.0
128,608	KOC Holding AS	500,694	0.2
20,840 (1)	Migros Ticaret A.S	186,981	0.1
335,930 (1)(2)	MLP Saglik Hizmetleri AS	1,140,692	0.4
441,810 (1)	Sok Marketler Ticaret AS	755,324	0.3
74,637	Tofas Turk Otomobil Fabrikasi AS	737,236	0.3
36,771 (1)	Turk Hava Yollari	241,821	0.1
121,582	Turk Sise Ve Cam Fabrikalari	230,656	0.1
93,801	Turkcell Iletisim Hizmet AS ADR	408,973	0.2
174,892	Turkcell Iletisim Hizmet AS	297,936	0.1
163,405	Turkiye Petrol Rafinerileri AS	558,008	0.2
313,842	Yapi ve Kredi Bankasi AS	153,121	0.1
		6,747,269	2.5
	United Arab Emirates: 0.6%
168,888	Abu Dhabi National Oil Co. for Distribution PJSC	201,895	0.1
600,738	Air Arabia PJSC	358,902	0.1
356,300	Americana Restaurants International PLC	380,333	0.1
113,273	Emaar Development PJSC	170,866	0.1
97,861	Emaar Properties PJSC	158,658	0.1
389,930 (1)	Multiply Group PJSC	357,746	0.1
		1,628,400	0.6
	United Kingdom: 0.6%
41,372 (1)	Georgia Capital PLC	418,556	0.2
604,000 (1)	Helios Towers PLC	789,501	0.3
4,766	Rio Tinto PLC ADR	304,976	0.1
		1,513,033	0.6

See Accompanying Notes to Financial Statements
34

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: 0.7%
14,762	Intel Corp.	$458,508	0.2
21,593	Micron Technology, Inc.	1,389,725	0.5
		1,848,233	0.7
	Total Common Stock (Cost $287,535,657)	257,760,476	96.2
PREFERRED STOCK: 1.9%
	Brazil: 1.1%
45,855	Bradespar SA	216,505	0.1
121,408	Cia Energetica de Minas Gerais	299,637	0.1
200,611	Cia Paranaense de Energia	321,763	0.1
97,687	Gerdau SA	492,176	0.2
350,777	Itausa SA	606,219	0.2
117,198	Metalurgica Gerdau SA	272,799	0.1
85,141	Petroleo Brasileiro SA	403,702	0.1
737,000	Raizen SA	471,356	0.2
		3,084,157	1.1
	Chile: 0.1%
89,379	Embotelladora Andina SA	223,899	0.1

	Russia: —%
863,754 (3)	Surgutneftegas	—	—
217 (3)	Transneft PJSC TRNFP RM	—	—
378 (1)(3)	Transneft PJSC TRNFP RU	—	—
		—	—
	South Korea: 0.7%
46,983	Samsung Electronics Co., Ltd.	1,964,119	0.7
	Total Preferred Stock (Cost $7,738,101)	5,272,175	1.9
WARRANTS: 0.0%
	Argentina: 0.0%
38,283 (1)	IRSA Inversiones y Representaciones SA	11,891	0.0
	Total Warrants (Cost $—)	11,891	0.0
	Total Long-Term Investments (Cost $295,273,758)	263,044,542	98.1
SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
3,977,354 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.750%	3,977,354	1.5
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
1,037,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.780%	$1,037,000	0.4
	Total Short-Term Investments (Cost $5,014,354)	5,014,354	1.9
	Total Investments in Securities (Cost $300,288,112)	$268,058,896	100.0
	Liabilities in Excess of Other Assets	(114,904)	—
	Net Assets	$267,943,992	100.0

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Restricted security as to resale, excluding Rule 144A securities. As of April 30, 2023, the Fund held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(5)
Rate shown is the 7-day yield as of April 30, 2023.

Sector Diversification	Percentage of Net Assets
Information Technology	24.4%
Consumer Discretionary	11.7
Financials	10.8
Consumer Staples	10.6
Energy	10.4
Communication Services	8.5
Industrials	8.4
Materials	6.4
Health Care	3.0
Utilities	2.4
Real Estate	1.5
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	—
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
35

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2023
Asset Table
Investments, at fair value
Common Stock
Argentina	$3,518,415	$—	$—	$3,518,415
Brazil	16,113,910	—	—	16,113,910
Chile	2,320,948	—	—	2,320,948
China	7,505,650	59,293,229	—	66,798,879
Czech Republic	170,061	—	—	170,061
Egypt	254,663	714,535	—	969,198
Georgia	1,966,836	—	—	1,966,836
Germany	—	919,341	—	919,341
Greece	—	1,946,345	—	1,946,345
Hungary	—	1,894,890	—	1,894,890
India	1,868,440	37,507,140	—	39,375,580
Indonesia	—	5,101,388	—	5,101,388
Kazakhstan	—	1,898,839	—	1,898,839
Kuwait	—	330,200	—	330,200
Malaysia	346,501	1,070,010	—	1,416,511
Mexico	15,391,381	—	—	15,391,381
Peru	695,419	—	—	695,419
Philippines	—	3,587,276	—	3,587,276
Poland	—	765,255	—	765,255
Qatar	129,124	531,518	—	660,642
Romania	—	550,481	—	550,481
Russia	—	—	—	—
Saudi Arabia	—	1,539,107	—	1,539,107
Singapore	—	611,559	—	611,559
South Africa	2,538,838	486,973	—	3,025,811
South Korea	931,111	35,631,796	—	36,562,907
Taiwan	—	35,218,973	—	35,218,973
Thailand	—	2,673,389	—	2,673,389
Turkey	1,553,427	5,193,842	—	6,747,269
United Arab Emirates	582,228	1,046,172	—	1,628,400
United Kingdom	723,532	789,501	—	1,513,033
United States	1,848,233	—	—	1,848,233
Total Common Stock	58,458,717	199,301,759	—	257,760,476
Preferred Stock	3,308,056	1,964,119	—	5,272,175
Warrants	11,891	—	—	11,891
Short-Term Investments	5,014,354	—	—	5,014,354
Total Investments, at fair value	$66,793,018	$201,265,878	$—	$268,058,896
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,829	—	1,829
Total Assets	$66,793,018	$201,267,707	$—	$268,060,725
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(14)	$—	$(14)
Futures	(19,029)	—	—	(19,029)
Total Liabilities	$(19,029)	$(14)	$—	$(19,043)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
36

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2023 (Unaudited) (continued)

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2023, Voya Multi-Manager Emerging Markets Equity Fund held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Sberbank of Russia PJSC	3/19/2021	$4,076,605	$—
		$4,076,605	$—
At April 30, 2023, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP 722,450	USD 12,981	The Bank of New York Mellon	05/02/23	$63
PHP 745,332	USD 13,392	The Bank of New York Mellon	05/02/23	65
HKD 2,219,483	USD 282,752	The Bank of New York Mellon	05/02/23	(3)
USD 2,937	ZAR 53,928	The Bank of New York Mellon	05/02/23	(11)
ZAR 4,332,000	USD 235,516	The Bank of New York Mellon	05/03/23	1,279
PHP 16,063,197	USD 289,607	The Bank of New York Mellon	05/03/23	422
				$1,815
At April 30, 2023, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	31	06/16/23	$1,525,510	$(19,029)
			$1,525,510	$(19,029)
Currency Abbreviations
HKD	–	Hong Kong Sar Dollar
PHP	–	Philippine Peso
USD	–	United States Dollar
ZAR	–	South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,829
Total Asset Derivatives		$1,829
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$14
Equity contracts	Variation margin payable on futures contracts*	19,029
Total Liability Derivatives		$19,043

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
37

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$201,393	$201,393
Foreign exchange contracts	(90,653)	—	(90,653)
Total	$(90,653)	$201,393	$110,740
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$(24,233)	$(24,233)
Foreign exchange contracts	(8,312)	—	(8,312)
Total	$(8,312)	$(24,233)	$(32,545)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2023:
	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$1,829	$1,829
Total Assets	$1,829	$1,829
Liabilities:
Forward foreign currency contracts	$14	$14
Total Liabilities	$14	$14
Net OTC derivative instruments by counterparty, at fair value	$1,815	$1,815
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—
Net Exposure(1)	$1,815	$1,815

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $321,049,472.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$12,028,780
Gross Unrealized Depreciation	(63,755,347)
Net Unrealized Depreciation	$(51,726,567)
See Accompanying Notes to Financial Statements
38

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.0%
	Argentina: 0.5%
1,097 (1)	MercadoLibre, Inc.	$1,401,407	0.5

	Australia: 0.7%
96,101 (1)	Allkem Ltd.	789,229	0.2
8,786	Cochlear Ltd.	1,440,618	0.5
		2,229,847	0.7
	Belgium: 0.8%
18,317	Anheuser-Busch InBev SA/NV	1,190,966	0.4
7,288	D’ieteren Group	1,372,254	0.4
		2,563,220	0.8
	Brazil: 0.7%
129,866	Localiza Rent a Car SA (RENT3)	1,509,089	0.5
111,160	Raia Drogasil SA	585,686	0.2
		2,094,775	0.7
	Canada: 7.0%
9,119	Brookfield Asset Management Ltd.	305,705	0.1
30,976	Cameco Corp.	851,649	0.3
38,413	Canadian Pacific Kansas City Ltd.	3,028,017	1.0
14,400	Canadian Tire Corp. Ltd.	1,887,725	0.6
85,001	Cenovus Energy, Inc.	1,426,669	0.5
842	Constellation Software, Inc./Canada	1,648,029	0.5
257,300	Lundin Mining Corp.	1,965,572	0.6
32,248	Magna International, Inc.	1,681,366	0.6
47,900	Methanex Corp.	2,144,248	0.7
52,100	Open Text Corp.	1,973,097	0.6
50,982	Pembina Pipeline Corp.	1,678,265	0.5
1,860	Ritchie Bros Auctioneers, Inc.	106,423	0.0
17,827 (1)	Shopify, Inc.	863,718	0.3
6,167 (1)	Topicus.com, Inc.	410,800	0.1
29,595	Toronto-Dominion Bank	1,792,716	0.6
		21,763,999	7.0
	China: 6.8%
56,440 (1)	Alibaba Group Holding Ltd.	596,775	0.2
35,000	Byd Co., Ltd. - H Shares	1,061,419	0.3
48,400	China Tourism Group Duty Free Corp. Ltd. - A Shares	1,129,213	0.4
18,900	Contemporary Amperex Technology Co. Ltd. - A Shares	632,443	0.2
40,784	ENN Energy Holdings Ltd.	559,214	0.2
63,811 (1)	KE Holdings, Inc. ADR	1,001,194	0.3
205,000	Li Ning Co. Ltd.	1,466,082	0.5
69,015	LONGi Green Energy Technology Co. Ltd. - A Shares	348,623	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
136,459 (1)(2)	Meituan Class B	$2,332,147	0.7
476,500	Ping An Insurance Group Co. of China Ltd. - H Shares	3,476,316	1.1
15,014	Prosus NV	1,123,555	0.4
44,200	Proya Cosmetics Co. Ltd. - A Shares	1,072,863	0.3
132,015 (1)	Shanghai International Airport Co. Ltd. - A Shares	1,025,235	0.3
67,199	Tencent Holdings Ltd.	2,984,719	1.0
1,619,000	Weichai Power Co. Ltd. - H Shares	2,393,111	0.8
		21,202,909	6.8
	Denmark: 0.6%
6,321 (1)	Ascendis Pharma A/S ADR	442,217	0.1
2,498	DSV A/S	470,130	0.2
2,523 (1)	Genmab A/S	1,036,864	0.3
		1,949,211	0.6
	Finland: 0.4%
312,745	Nokia OYJ - Finland	1,323,276	0.4

	France: 7.5%
74,836	AXA S.A.	2,442,669	0.8
44,943	Bureau Veritas SA	1,295,941	0.4
60,392	Cie Generale des Etablissements Michelin SCA	1,923,347	0.6
349	Hermes International	757,708	0.2
22,026	IPSOS	1,194,267	0.4
1,158	Kering SA	741,548	0.2
3,465	L’Oreal S.A.	1,655,989	0.5
3,086	LVMH Moet Hennessy Louis Vuitton SE	2,968,377	1.0
8,528	Pernod Ricard SA	1,969,542	0.6
32,700	Publicis Groupe	2,673,467	0.9
6,545	Remy Cointreau SA	1,132,473	0.4
32,771 (1)	Renault S.A.	1,217,217	0.4
577	Schneider Electric SE	100,624	0.0
11,192 (1)	UbiSoft Entertainment	327,783	0.1
60,715 (1)	Vallourec SA	693,565	0.2
18,768	Vinci SA	2,321,445	0.8
		23,415,962	7.5
	Germany: 7.1%
3,756	Adidas AG	661,456	0.2
33,701 (1)(2)	Auto1 Group SE	265,939	0.1
179,705 (1)	Commerzbank AG	1,997,089	0.7
216,588	Deutsche Telekom AG	5,222,339	1.7
58,100 (1)	flatexDEGIRO AG	626,179	0.2
10,312	Hannover Rueck SE	2,203,261	0.7

See Accompanying Notes to Financial Statements
39

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
35,742	Infineon Technologies AG	$1,301,613	0.4
5,949	Muenchener Rueckversicherungs- Gesellschaft AG	2,235,806	0.7
8,894	Nemetschek SE	695,188	0.2
50,295	RWE AG	2,358,153	0.8
19,270	Siemens AG	3,176,329	1.0
30,359 (1)(2)	Zalando SE	1,248,655	0.4
		21,992,007	7.1
	Greece: 0.2%
24,200	Jumbo SA	557,557	0.2

	Hong Kong: 1.4%
186,400	AIA Group Ltd.	2,029,351	0.6
13,200	Hong Kong Exchanges and Clearing Ltd.	548,023	0.2
159,633	Techtronic Industries Co., Ltd.	1,726,988	0.6
		4,304,362	1.4
	India: 1.5%
52,136	Axis Bank Ltd.	550,343	0.2
12,821	Housing Development Finance Corp.	436,835	0.1
54,504	Larsen & Toubro Ltd.	1,580,207	0.5
67,363	Reliance Industries Ltd.	2,000,490	0.7
		4,567,875	1.5
	Indonesia: 0.4%
2,074,700	Bank Central Asia Tbk PT	1,283,931	0.4

	Ireland: 0.9%
712,328 (1)	Greencore Group PLC	767,653	0.2
55,221	Smurfit Kappa PLC	2,045,898	0.7
		2,813,551	0.9
	Israel: 0.1%
2,318 (1)	CyberArk Software Ltd.	288,823	0.1

	Italy: 0.8%
7,559	Ferrari NV	2,106,310	0.7
30,816	FinecoBank Banca Fineco SpA	467,101	0.1
137,907 (1)	TREVI - Finanziaria Industriale SpA	51,856	0.0
		2,625,267	0.8
	Japan: 13.8%
6,500	Cosmos Pharmaceutical Corp.	639,309	0.2
134,600	Daicel Corp.	1,061,168	0.3
48,300	Dai-ichi Life Holdings, Inc.	898,418	0.3
15,500	Daito Trust Construction Co., Ltd.	1,469,054	0.5
13,600	Denso Corp.	820,945	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
8,900	Fast Retailing Co., Ltd.	$2,107,535	0.7
69,900	Honda Motor Co., Ltd.	1,853,960	0.6
10,400	Hoya Corp.	1,090,492	0.3
39,200	Kao Corp.	1,584,013	0.5
60,700	KDDI Corp.	1,894,941	0.6
7,686	Keyence Corp.	3,466,050	1.1
184,300	Marubeni Corp.	2,615,807	0.8
289,400	Mitsubishi UFJ Financial Group, Inc.	1,811,509	0.6
16,400	Murata Manufacturing Co., Ltd.	930,473	0.3
12,400	Nidec Corp.	613,578	0.2
71,000	Olympus Corp.	1,242,956	0.4
25,300	Oriental Land Co., Ltd.	895,346	0.3
20,300	Pigeon Corp.	316,103	0.1
19,700	Recruit Holdings Co. Ltd.	552,656	0.2
5,200	Shimano, Inc.	804,193	0.3
34,400	Shiseido Co., Ltd.	1,724,327	0.6
3,200	SMC Corp.	1,595,983	0.5
58,500	Sony Group Corp.	5,292,714	1.7
6,900	Sugi Holdings Co., Ltd.	292,732	0.1
5,500	Suzuki Motor Corp.	191,777	0.1
33,287	Sysmex Corp.	2,141,128	0.7
81,600	T&D Holdings, Inc.	999,302	0.3
20,100	Tokyo Electron Ltd.	2,301,561	0.7
29,300	Unicharm Corp.	1,182,839	0.4
146,600	Z Holdings Corp.	401,573	0.1
		42,792,442	13.8
	Luxembourg: 0.1%
29,358	Tenaris S.A.	419,976	0.1

	Netherlands: 4.1%
786 (1)(2)	Adyen NV	1,262,990	0.4
23,422	Airbus SE	3,279,903	1.1
2,905	ASML Holding NV	1,843,557	0.6
10,206 (1)	EXOR NV	839,947	0.3
5,767	IMCD NV	868,164	0.3
57,900	Koninklijke Ahold Delhaize NV	1,990,879	0.6
2,745	Shell PLC	84,349	0.0
62,268	Shell PLC - EUR	1,925,007	0.6
5,611	Wolters Kluwer NV	743,425	0.2
		12,838,221	4.1
	New Zealand: 0.3%
13,470 (1)	Xero Ltd.	840,874	0.3

	Norway: 1.8%
101,799	DNB Bank ASA	1,790,653	0.6
125,465	SpareBank 1 SR-Bank ASA	1,469,751	0.5
69,276	Sparebanken Vest	650,495	0.2

See Accompanying Notes to Financial Statements
40

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Norway (continued)
43,147	Yara International ASA	$1,737,480	0.5
		5,648,379	1.8
	Portugal: 0.5%
61,687	Jeronimo Martins SGPS SA	1,556,691	0.5

	Russia: —%
1,561,600 (1)(3)	Alrosa PJSC	—	—

	Singapore: 1.2%
179,438	United Overseas Bank Ltd.	3,810,897	1.2

	South Korea: 4.6%
23,391 (1)	Coupang, Inc.	392,033	0.1
9,800	Hyundai Mobis Co. Ltd.	1,596,031	0.5
31,621	Kia Corp.	2,002,663	0.6
18,800	LG Electronics, Inc.	1,543,817	0.5
184,100	LG Uplus Corp.	1,518,524	0.5
74,146	Samsung Electronics Co., Ltd. 005930	3,648,287	1.2
65,500	Shinhan Financial Group Co., Ltd.	1,714,817	0.5
30,300	SK Hynix, Inc.	2,038,690	0.7
		14,454,862	4.6
	Spain: 1.2%
276,882	Iberdrola S.A. - IBEE	3,587,878	1.2

	Sweden: 3.0%
118,716	Atlas Copco AB - A Shares	1,717,123	0.6
30,593	Atlas Copco AB - B Shares	392,410	0.1
65,424 (1)	Duni AB	714,525	0.2
48,158	Epiroc AB-B	829,191	0.3
75,669	Investor AB-B SHS	1,625,608	0.5
36,313	Loomis AB	1,162,336	0.4
33,141	Nibe Industrier AB	371,076	0.1
90,000	SKF AB - B Shares	1,630,050	0.5
5,522 (1)	Spotify Technology SA	737,739	0.3
		9,180,058	3.0
	Switzerland: 5.4%
34,370	Alcon, Inc.	2,502,698	0.8
14,348	Cie Financiere Richemont SA	2,371,737	0.8
5,085	Lonza Group AG	3,171,211	1.0
5,956	Nestle SA	764,093	0.2
67,044	Novartis AG	6,858,192	2.2
272	Partners Group	264,039	0.1
2,890	Roche Holding AG-GENUSSCHEIN	904,975	0.3
		16,836,945	5.4
	Taiwan: 1.8%
252,331	Taiwan Semiconductor Manufacturing Co., Ltd.	4,132,070	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
18,933	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	$1,596,052	0.5
		5,728,122	1.8
	Thailand: 0.7%
387,170	Kasikornbank PCL - Foreign	1,421,447	0.5
30,200	Kasikornbank PCL - NVDR	110,876	0.0
269,200	Tisco Financial Group PCL	712,285	0.2
		2,244,608	0.7
	United Kingdom: 15.7%
121,932	Allfunds Group Plc	808,904	0.3
165,500	Amcor PLC	1,815,535	0.6
65,795	Anglo American PLC	2,027,427	0.6
52,500	Antofagasta PLC	965,636	0.3
14,720	Ashtead Group PLC	848,702	0.3
26,129	AstraZeneca PLC	3,845,237	1.2
186,396 (2)	Auto Trader Group PLC	1,490,610	0.5
260,769	BAE Systems PLC	3,322,206	1.1
68,194	Bellway PLC	2,067,614	0.7
25,466	Burberry Group PLC	831,264	0.3
15,813	CNH Industrial NV	222,519	0.1
17,121	CRH PLC - London	830,905	0.3
29,597	Diageo PLC	1,350,105	0.4
24,781	Experian PLC	877,372	0.3
46,317 (1)(4)	Farfetch Ltd. - Class A	186,658	0.1
7,003	Games Workshop Group PLC	874,104	0.3
57,876	Hargreaves Lansdown PLC	585,954	0.2
417,204	HSBC Holdings PLC	3,006,947	1.0
138,510	Inchcape PLC	1,410,101	0.4
13,145	Intertek Group PLC	687,673	0.2
20,043	London Stock Exchange Group PLC	2,104,388	0.7
60,874	Mondi PLC	970,051	0.3
26,200	Next PLC	2,222,995	0.7
30,700 (1)	Nomad Foods Ltd.	577,160	0.2
164,325	Prudential PLC	2,514,354	0.8
153,731	Rightmove PLC	1,112,721	0.4
39,331	Rio Tinto PLC	2,500,376	0.8
1,257,383	Taylor Wimpey PLC	2,029,258	0.6
151,885 (1)(2)	Trainline PLC	476,060	0.1
85,649	Unilever PLC - ULVRL	4,769,138	1.5
41,788	Weir Group PLC	967,119	0.3
66,409 (1)	Wise PLC	459,807	0.1
		48,758,900	15.7
	United States: 3.4%
2,033 (1)	Illumina, Inc.	417,903	0.1
12,600 (1)	Jazz Pharmaceuticals PLC	1,769,922	0.6
7,893	Linde PLC DE	2,900,124	0.9
5,705	Linde PLC US	2,107,712	0.7

See Accompanying Notes to Financial Statements
41

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
1,131 (1)	Mettler Toledo International, Inc.	$1,686,887	0.6
26,166	Popular, Inc.	1,570,222	0.5
		10,452,770	3.4
	Total Common Stock
	(Cost $285,623,893)	295,529,602	95.0

EXCHANGE-TRADED FUNDS: 1.4%
85,755	iShares MSCI ACWI ex US ETF	4,260,308	1.4
	Total Exchange-Traded Funds
	(Cost $4,139,488)	4,260,308	1.4

PREFERRED STOCK: 1.1%
	Brazil: 0.5%
545,000	Banco Bradesco SA	1,505,694	0.5

	Germany: 0.6%
4,514	Sartorius AG	1,754,549	0.6
	Total Preferred Stock
	(Cost $3,525,553)	3,260,243	1.1

RIGHTS: 0.0%
	Brazil: 0.0%
558 (1)	Localiza Rent a Car SA	1,920	0.0
	Total Rights
	(Cost $—)	1,920	0.0
	Total Long-Term Investments
	(Cost $293,288,934)	303,052,073	97.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreements: 0.0%
64,189 (5)	Bank of America Inc., Repurchase Agreement dated 04/28/23, 4.82%, due 05/01/23 (Repurchase Amount $64,214, collateralized by various U.S. Government Agency Obligations, 1.500%-4.000%, Market Value plus accrued interest $65,473, due 09/20/46-06/20/52) (Cost $64,189)	64,189	0.0
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.8%
2,426,132 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.750% (Cost $2,426,132)	$2,426,132	0.8
	Total Short-Term Investments
	(Cost $2,490,321)	2,490,321	0.8
	Total Investments in Securities (Cost $295,779,255)	$305,542,394	98.3
	Assets in Excess of Other Liabilities	5,438,440	1.7
	Net Assets	$310,980,834	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Security, or a portion of the security, is on loan.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of April 30, 2023.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.4%
Financials	16.8
Industrials	13.7
Health Care	9.8
Information Technology	9.5
Consumer Staples	8.1
Materials	7.7
Communication Services	6.3
Energy	2.9
Utilities	2.1
Exchange-Traded Funds	1.4
Real Estate	0.8
Short-Term Investments	0.8
Assets in Excess of Other Liabilities	1.7
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
42

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2023
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,401,407	$—	$—	$1,401,407
Australia	—	2,229,847	—	2,229,847
Belgium	—	2,563,220	—	2,563,220
Brazil	2,094,775	—	—	2,094,775
Canada	21,763,999	—	—	21,763,999
China	1,001,194	20,201,715	—	21,202,909
Denmark	442,217	1,506,994	—	1,949,211
Finland	—	1,323,276	—	1,323,276
France	—	23,415,962	—	23,415,962
Germany	—	21,992,007	—	21,992,007
Greece	—	557,557	—	557,557
Hong Kong	—	4,304,362	—	4,304,362
India	—	4,567,875	—	4,567,875
Indonesia	—	1,283,931	—	1,283,931
Ireland	767,653	2,045,898	—	2,813,551
Israel	288,823	—	—	288,823
Italy	—	2,625,267	—	2,625,267
Japan	—	42,792,442	—	42,792,442
Luxembourg	—	419,976	—	419,976
Netherlands	—	12,838,221	—	12,838,221
New Zealand	—	840,874	—	840,874
Norway	—	5,648,379	—	5,648,379
Portugal	—	1,556,691	—	1,556,691
Russia	—	—	—	—
Singapore	—	3,810,897	—	3,810,897
South Korea	392,033	14,062,829	—	14,454,862
Spain	—	3,587,878	—	3,587,878
Sweden	1,452,264	7,727,794	—	9,180,058
Switzerland	—	16,836,945	—	16,836,945
Taiwan	1,596,052	4,132,070	—	5,728,122
Thailand	—	2,244,608	—	2,244,608
United Kingdom	3,055,413	45,703,487	—	48,758,900
United States	10,452,770	—	—	10,452,770
Total Common Stock	44,708,600	250,821,002	—	295,529,602
Exchange-Traded Funds	4,260,308	—	—	4,260,308
Preferred Stock	1,505,694	1,754,549	—	3,260,243
Rights	1,920	—	—	1,920
Short-Term Investments	2,426,132	64,189	—	2,490,321
Total Investments, at fair value	$52,902,654	$252,639,740	$—	$305,542,394
Other Financial Instruments+
Forward Foreign Currency Contracts	—	184	—	184
Total Assets	$52,902,654	$252,639,924	$—	$305,542,578

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
43

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2023 (Unaudited) (continued)

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2023, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 162,312	USD 178,668	Citibank N.A.	05/02/23	$184
				$184
Currency Abbreviations
EUR  –  EU Euro
USD  –  United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$184
Total Asset Derivatives		$184
The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(13,487)
Total	$(13,487)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$184
Total	$184
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2023:
Citibank N.A.
Assets:
Forward foreign currency contracts	$184
Total Assets	$184
Net OTC derivative instruments by counterparty, at fair value	$184
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$184

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
44

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2023 (Unaudited) (continued)

At April 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $306,528,666.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$31,586,731
Gross Unrealized Depreciation	(32,056,668)
Net Unrealized Depreciation	$(469,937)
See Accompanying Notes to Financial Statements
45

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Australia: 8.4%
81,237	AGL Energy Ltd.	$447,209	0.1
63,366	Amcor PLC	692,788	0.2
12,001	Ampol Ltd.	239,452	0.1
31,045	ANZ Group Holdings Ltd.	504,116	0.2
133,129	Aurizon Holdings Ltd.	302,689	0.1
95,058	BHP Group Ltd.	2,821,082	0.9
65,483	BlueScope Steel Ltd.	870,381	0.3
120,544	Brambles Ltd.	1,141,892	0.3
2,119	Cochlear Ltd.	347,447	0.1
46,864	Coles Group Ltd.	566,125	0.2
23,267	Commonwealth Bank of Australia	1,539,718	0.5
25,889	Computershare Ltd.	385,379	0.1
3,033	CSL Ltd.	605,498	0.2
66,526	Dexus	344,803	0.1
38,410	Goodman Group	495,167	0.2
7,564	JB Hi-Fi Ltd.	223,862	0.1
11,584	Macquarie Group Ltd.	1,413,152	0.4
514,773	Medibank Pvt Ltd.	1,218,241	0.4
140,936	Mirvac Group	226,262	0.1
7,572 (1)	Orica Ltd.	80,392	0.0
79,397 (1)(2)	Qantas Airways Ltd.	350,136	0.1
81,274	QBE Insurance Group Ltd.	831,091	0.3
22,723	Rio Tinto Ltd.	1,704,330	0.5
59,651	Sonic Healthcare Ltd.	1,406,149	0.4
245,001	South32 Ltd. - AUD	692,557	0.2
98,382	Steadfast Group Ltd.	387,862	0.1
96,722	Stockland	286,720	0.1
1,151,771	TABCORP Holdings Ltd.	803,377	0.2
16,005 (1)	Technology One Ltd.	162,107	0.1
416,856	Telstra Group Ltd.	1,209,389	0.4
536,738	Vicinity Centres	750,343	0.2
22,730	Wesfarmers Ltd.	786,308	0.2
20,396	Woodside Energy Group Ltd.	462,792	0.1
110,532	Woolworths Group Ltd.	2,851,374	0.9
		27,150,190	8.4
	Austria: 0.6%
7,522	Andritz AG	488,524	0.2
4,720	OMV AG	223,364	0.1
22,749	Voestalpine AG	788,750	0.2
16,161	Wienerberger AG	486,848	0.1
		1,987,486	0.6
	Belgium: 0.5%
2,823	Elia Group SA/NV	387,091	0.1
16,077	KBC Group NV	1,149,324	0.4
		1,536,415	0.5
	Brazil: 0.4%
43,400	Banco do Brasil S.A.	371,978	0.1
109,400	BB Seguridade Participacoes SA	745,959	0.2
39,100 (1)	Embraer SA	151,452	0.1
		1,269,389	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada: 5.0%
18,876 (1)	Alamos Gold, Inc.	$243,630	0.1
34,376	Alimentation Couche-Tard, Inc.	1,715,692	0.5
17,318	Brookfield Asset Management Ltd.	580,569	0.2
5,783	Canadian National Railway Co. - CNR	689,342	0.2
4,874	Canadian Pacific Kansas City Ltd.	384,207	0.1
13,083 (1)	CGI, Inc.	1,327,854	0.4
197	Constellation Software, Inc./Canada	385,584	0.1
4,976 (1)	Descartes Systems Group, Inc./The	394,304	0.1
8,038	Dollarama, Inc.	497,877	0.2
2,498	Fairfax Financial Holdings Ltd.	1,745,659	0.5
5,305	First Quantum Minerals Ltd.	128,900	0.1
6,374	Fortis, Inc.	279,876	0.1
8,707	George Weston Ltd.	1,169,117	0.4
10,279 (3)	Hydro One Ltd.	301,045	0.1
5,235 (1)	iA Financial Corp., Inc.	352,087	0.1
7,217	Imperial Oil Ltd.	367,868	0.1
6,700	Intact Financial Corp.	1,013,469	0.3
5,254	Loblaw Cos Ltd.	494,163	0.2
5,977	Manulife Financial Corp.	118,009	0.0
12,536	Metro, Inc. - Class A	714,492	0.2
25,452	RioCan Real Estate Investment Trust	394,127	0.1
5,875 (1)	Rogers Communications, Inc.	289,036	0.1
9,341	Royal Bank of Canada	927,378	0.3
4,699	Thomson Reuters Corp.	617,909	0.2
8,722	Toronto-Dominion Bank	528,335	0.2
2,782	Waste Connections, Inc.	386,977	0.1
		16,047,506	5.0
	China: 2.7%
9,463 (1)	Advanced Micro-Fabrication Equipment, Inc. China - A Shares	244,615	0.1
117,710 (1)	Air China Ltd. - A Shares	181,187	0.0
73,220 (1)	Alibaba Group Holding Ltd.	774,201	0.2
15,222 (1)	Baidu, Inc.	229,120	0.1
63,000	BOC Hong Kong Holdings Ltd.	198,874	0.1
9,500	Byd Co., Ltd. - H Shares	288,099	0.1
802,000	China Construction Bank - H Shares	536,158	0.2
228,000	China Petroleum & Chemical Corp. - H Shares	149,435	0.0
190,000 (3)	China Resources Pharmaceutical Group Ltd.	188,739	0.0

See Accompanying Notes to Financial Statements
46

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
6,066	Contemporary Amperex Technology Co. Ltd. - A Shares	$202,984	0.1
85,924	ENN Natural Gas Co. Ltd. - A Shares	252,201	0.1
696,000	Industrial & Commercial Bank of China - H Shares	374,451	0.1
25,929 (1)	iQIYI, Inc. ADR	158,167	0.0
16,032	JD.com, Inc. - Class A	286,137	0.1
19,776 (1)	KE Holdings, Inc. ADR	310,285	0.1
186,000 (1)	Kunlun Energy Co. Ltd.	166,466	0.1
700	Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	178,193	0.0
4,900	Luzhou Laojiao Co. Ltd. - A Shares	160,114	0.0
14,130 (1)(3)	Meituan Class B	241,488	0.1
5,000 (1)	NAURA Technology Group Co. Ltd. - A Shares	244,029	0.1
7,875	NetEase, Inc.	140,194	0.0
33,500 (1)	New China Life Insurance Co. Ltd. - A Shares	176,764	0.1
3,928 (1)	PDD Holdings, Inc. ADR	267,693	0.1
354,000 (1)	PetroChina Co., Ltd. - H Shares	243,355	0.1
299,049	Shandong Nanshan Aluminum Co. Ltd. - A Shares	146,740	0.0
91,600 (1)	Sinopharm Group Co. - H Shares	319,396	0.1
19,000	Tencent Holdings Ltd.	843,906	0.3
16,134 (1)	Vipshop Holdings Ltd. ADR	253,304	0.1
58,500 (3)	WuXi AppTec Co. Ltd. - H Shares	514,503	0.2
5,772	Yum China Holdings, Inc.	353,131	0.1
		8,623,929	2.7
	Denmark: 2.3%
13,219	Carlsberg A/S	2,187,702	0.7
2,938	DSV A/S	552,939	0.2
1,793 (1)	Genmab A/S	736,860	0.2
24,229	Novo Nordisk A/S	4,030,603	1.2
		7,508,104	2.3
	Finland: 1.3%
23,560	Elisa OYJ	1,463,112	0.4
43,867	Kesko OYJ	914,536	0.3
9,194	Kone Oyj	524,526	0.2
48,388	Nordea Bank Abp	537,555	0.2
6,252	Orion Oyj	293,677	0.1
34,436	Stora Enso OYJ	436,886	0.1
		4,170,292	1.3
	France: 8.3%
5,053	Air Liquide SA	908,989	0.3
9,228 (1)	Atos SE	121,454	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
7,578	Bureau Veritas SA	$218,513	0.1
6,028	Capgemini SE	1,099,254	0.3
15,531	Carrefour S.A.	323,055	0.1
5,444	Cie de Saint-Gobain	315,180	0.1
15,432	Cie Generale des Etablissements Michelin SCA	491,474	0.1
5,809	Danone	384,462	0.1
19,793	Edenred	1,286,028	0.4
2,253	Eiffage SA	268,162	0.1
155,296	Engie SA	2,485,411	0.8
1,390	EssilorLuxottica SA	275,193	0.1
9,331	Eurazeo SE	666,272	0.2
922	Hermes International	2,001,740	0.6
284	Kering SA	181,865	0.1
3,268	Legrand S.A.	309,330	0.1
1,888	L’Oreal S.A.	902,311	0.3
3,008	LVMH Moet Hennessy Louis Vuitton SE	2,893,350	0.9
63,860	Orange SA	831,200	0.3
1,735	Pernod Ricard SA	400,698	0.1
13,152	Publicis Groupe	1,075,273	0.3
10,279	Rexel SA	238,100	0.1
18,972	Sanofi	2,044,587	0.6
4,777	Schneider Electric SE	833,073	0.3
37,976	Societe Generale	922,375	0.3
6,128	Sodexo SA	656,728	0.2
26,616	TotalEnergies SE	1,700,767	0.5
12,124 (1)	UbiSoft Entertainment	350,506	0.1
8,065	Veolia Environnement	255,379	0.1
7,146	Vinci SA	883,901	0.3
12,952	Wendel SE	1,452,951	0.4
		26,777,581	8.3
	Germany: 5.8%
962	Allianz SE	241,566	0.1
1,509 (1)	Aurubis AG	139,329	0.0
9,521	BASF SE	492,467	0.2
12,141	Bayer AG	801,264	0.3
9,326	Bayerische Motoren Werke AG	1,045,303	0.3
4,977	Beiersdorf AG	694,938	0.2
30,413 (1)	Commerzbank AG	348,261	0.1
11,793	Deutsche Post AG	567,241	0.2
51,828	Deutsche Telekom AG	1,249,669	0.4
151,089	E.ON AG	1,998,574	0.6
14,917	GEA Group AG	701,592	0.2
4,676	HeidelbergCement AG	354,169	0.1
6,114	Hugo Boss AG	460,946	0.1
15,168	Infineon Technologies AG	552,372	0.2
10,953	Mercedes-Benz Group AG	854,184	0.3
3,573	MTU Aero Engines AG	938,164	0.3

See Accompanying Notes to Financial Statements
47

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
2,570	Muenchener Rueckversicherungs- Gesellschaft AG	$965,880	0.3
20,300	RWE AG	951,795	0.3
8,171	SAP SE	1,105,673	0.3
10,552	Siemens AG	1,739,316	0.5
10,998 (3)	Siemens Healthineers AG	685,460	0.2
342,587	Telefonica Deutschland Holding AG	1,157,597	0.4
105,088	ThyssenKrupp AG	756,239	0.2
		18,801,999	5.8
	Hong Kong: 1.5%
163,200	AIA Group Ltd.	1,776,771	0.5
39,000	CK Asset Holdings Ltd.	230,612	0.1
117,902	CK Hutchison Holdings Ltd.	788,226	0.2
14,500	Jardine Matheson Holdings Ltd.	700,956	0.2
8,400	Jardine Matheson Holdings Ltd. ADR	404,880	0.1
43,000	Power Assets Holdings Ltd.	245,715	0.1
18,000	Sun Hung Kai Properties Ltd.	250,619	0.1
63,500	Swire Pacific Ltd. - Class A	504,071	0.2
		4,901,850	1.5
	India: 0.6%
72,691	Hindalco Industries Ltd.	390,020	0.1
7,600	Housing Development Finance Corp.	258,946	0.1
22,642	ICICI Bank Ltd. ADR	515,105	0.2
9,448	Infosys Ltd. ADR	146,822	0.0
12,763	Mahindra & Mahindra Ltd.	192,028	0.1
3,717	Tata Consultancy Services Ltd.	146,958	0.0
33,438 (1)	Tata Motors Ltd.	199,506	0.1
46,085	Vedanta Ltd.	158,090	0.0
		2,007,475	0.6
	Indonesia: 0.3%
4,189,900	Aneka Tambang Tbk	602,737	0.2
656,800	Bank Mandiri Persero TBK PT	232,179	0.1
		834,916	0.3
	Ireland: 0.6%
14,295	CRH PLC	689,793	0.2
5,504	DCC PLC	342,443	0.1
20,236	Glanbia Plc	306,882	0.1
30,703	Grafton Group PLC	334,881	0.1
11,053	Smurfit Kappa PLC	409,545	0.1
		2,083,544	0.6
	Israel: 0.3%
9,742 (1)	Fiverr International Ltd.	351,051	0.1
30,609	ICL Group Ltd.	190,107	0.1
1,526 (1)	Nice Ltd.	312,799	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Israel (continued)
3,008 (1)	Tower Semiconductor Ltd.	$132,629	0.0
		986,586	0.3
	Italy: 2.1%
145,119	A2A SpA	256,047	0.1
167,909	Enel S.p.A.	1,147,178	0.3
109,859	ENI S.p.A.	1,659,691	0.5
3,562	Ferrari NV	992,549	0.3
208,535	Intesa Sanpaolo SpA	548,322	0.2
15,446	Moncler SpA	1,145,806	0.3
8,003	Prysmian SpA	327,529	0.1
62,907	Terna-Rete Elettrica Nazionale	544,509	0.2
30,872 (1)	Unipol Gruppo Finanziario SpA	173,648	0.1
		6,795,279	2.1
	Japan: 21.1%
6,000	AGC, Inc.	223,709	0.1
27,100	Ajinomoto Co., Inc.	974,634	0.3
63,300	Amada Co. Ltd.	591,032	0.2
50,900	Astellas Pharma, Inc.	766,786	0.2
15,100	Bandai Namco Holdings, Inc.	343,003	0.1
21,400	BIPROGY, Inc.	515,945	0.2
28,000	Bridgestone Corp.	1,124,434	0.3
28,100	Canon, Inc.	669,268	0.2
23,900	Dai Nippon Printing Co., Ltd.	687,032	0.2
3,300	Daikin Industries Ltd.	599,383	0.2
5,500	Daito Trust Construction Co., Ltd.	521,277	0.2
16,300	Daiwa House Industry Co., Ltd.	415,462	0.1
21,000	Electric Power Development Co., Ltd.	335,785	0.1
440,500	ENEOS Holdings, Inc.	1,567,090	0.5
10,300	Fanuc Ltd.	347,844	0.1
58,100	Fujikura Ltd.	396,133	0.1
1,900	Fujitsu Ltd.	253,227	0.1
6,700	Hamamatsu Photonics KK	355,193	0.1
25,800	Haseko Corp.	314,975	0.1
9,200	Hitachi Ltd.	508,895	0.2
59,200	Honda Motor Co., Ltd.	1,570,163	0.5
2,700	Hoya Corp.	283,109	0.1
15,200	Idemitsu Kosan Co., Ltd.	323,654	0.1
26,500	IHI Corp.	667,750	0.2
28,400	Inpex Corp.	310,783	0.1
16,700	Internet Initiative Japan, Inc.	345,594	0.1
468 (1)	Invincible Investment Corp.	198,578	0.1
40,000	Itochu Corp.	1,326,994	0.4
26,700	Japan Tobacco, Inc.	574,501	0.2
8,600	Jeol Ltd.	250,918	0.1
17,800	Kamigumi Co., Ltd.	390,102	0.1

See Accompanying Notes to Financial Statements
48

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
49,800	Kansai Electric Power Co., Inc.	$537,577	0.2
8,600	Kao Corp.	347,513	0.1
46,000	KDDI Corp.	1,436,034	0.4
1,000	Keyence Corp.	450,956	0.1
30,300	Kirin Holdings Co., Ltd.	492,233	0.2
27,000	Komatsu Ltd.	671,487	0.2
7,200	Kyocera Corp.	377,910	0.1
17,400	Lawson, Inc.	790,337	0.2
17,300	Lion Corp.	188,602	0.1
17,500	Lixil Corp.	275,468	0.1
61,100	Marubeni Corp.	867,204	0.3
128,500	Mazda Motor Corp.	1,162,859	0.4
5,800	McDonald’s Holdings Co. Japan Ltd.	241,629	0.1
12,900	MEIJI Holdings Co., Ltd.	311,273	0.1
114,500	Mitsubishi Chemical Holdings Corp.	671,731	0.2
62,000	Mitsubishi Corp.	2,298,704	0.7
95,900	Mitsubishi Electric Corp.	1,189,053	0.4
30,400	Mitsubishi Heavy Industries Ltd.	1,152,776	0.4
16,700	Mitsubishi Logistics Corp.	413,813	0.1
125,600	Mitsubishi UFJ Financial Group, Inc.	786,198	0.2
73,300	Mitsui & Co., Ltd.	2,288,332	0.7
12,200	Mitsui Chemicals, Inc.	308,672	0.1
31,500	Mizuho Financial Group, Inc.	456,619	0.1
17,000	MS&AD Insurance Group Holdings, Inc.	557,980	0.2
6,900	Niippon Express Holdings, Inc.	404,906	0.1
35,600	Nikon Corp.	368,000	0.1
11,400	Nintendo Co., Ltd.	481,962	0.2
27,900	Nippon Steel Corp.	595,872	0.2
14,500	Nippon Telegraph & Telephone Corp.	442,453	0.1
4,900	Nissin Food Products Co., Ltd.	472,419	0.1
2,100	Nitori Co., Ltd.	267,405	0.1
7,300	Nitto Denko Corp.	471,932	0.1
5,500	NOF Corp.	251,303	0.1
36,100	Nomura Real Estate Holdings, Inc.	899,577	0.3
187 (1)	Nomura Real Estate Master Fund, Inc.	215,976	0.1
42,900	NSK Ltd.	242,210	0.1
39,000	Obayashi Corp.	325,134	0.1
18,100	Olympus Corp.	316,866	0.1
24,300	ORIX Corp.	413,404	0.1
32,500	Osaka Gas Co., Ltd.	537,589	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
7,400	Otsuka Holdings Co. Ltd.	$251,754	0.1
16,500	Pan Pacific International Holdings Corp.	308,334	0.1
66,600 (1)	Panasonic Holdings Corp.	620,881	0.2
16,600	Persol Holdings Co. Ltd.	342,282	0.1
23,400	Recruit Holdings Co. Ltd.	656,454	0.2
95,500	Round One Corp.	413,111	0.1
6,900	Sankyo Co., Ltd.	304,403	0.1
10,800	Sankyu, Inc.	380,913	0.1
2,700	Screen Holdings Co. Ltd.	219,616	0.1
6,900	Secom Co., Ltd.	441,835	0.1
24,800	Sega Sammy Holdings, Inc.	463,550	0.1
29,500	Seino Holdings Co. Ltd.	327,509	0.1
101,200	Sekisui Chemical Co., Ltd.	1,440,324	0.4
17,600	Sekisui House Ltd.	361,832	0.1
16,600	Seven & I Holdings Co., Ltd.	752,270	0.2
3,100	Shimamura Co., Ltd.	284,594	0.1
25,800	Shin-Etsu Chemical Co., Ltd.	736,224	0.2
500	SMC Corp.	249,372	0.1
41,200	SoftBank Corp.	463,863	0.1
22,900	Sojitz Corp.	482,309	0.2
2,600 (1)	Sompo Holdings, Inc.	107,071	0.0
12,200	Sony Group Corp.	1,103,780	0.3
42,200	Subaru Corp.	688,781	0.2
216,500	Sumitomo Chemical Co., Ltd.	731,602	0.2
28,400	Sumitomo Corp.	509,009	0.2
24,300	Sumitomo Electric Industries Ltd.	310,123	0.1
9,400	Sumitomo Mitsui Financial Group, Inc.	384,212	0.1
20,900	Sumitomo Mitsui Trust Holdings, Inc.	753,397	0.2
7,000	Suntory Beverage & Food Ltd.	263,518	0.1
6,300	Suzuki Motor Corp.	219,671	0.1
13,800	Taisei Corp.	469,351	0.1
19,900	Takeda Pharmaceutical Co., Ltd.	659,867	0.2
13,300 (1)	Teijin Ltd.	147,324	0.0
9,400	TIS, Inc.	258,121	0.1
10,800	Tobu Railway Co., Ltd.	275,679	0.1
70,100	Tokio Marine Holdings, Inc.	1,409,503	0.4
7,500	Tokyo Electron Ltd.	858,791	0.3
36,400	Tokyo Gas Co., Ltd.	745,582	0.2
17,500	Toppan, Inc.	372,028	0.1
61,000	Toray Industries, Inc.	345,705	0.1
11,500	Toshiba Corp.	370,527	0.1
36,800	Tosoh Corp.	491,659	0.2
16,500	Toyo Seikan Group Holdings, Ltd.	233,078	0.1

See Accompanying Notes to Financial Statements
49

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
76,400	Toyota Motor Corp.	$1,048,975	0.3
6,000	Toyota Tsusho Corp.	249,404	0.1
10,500	Unicharm Corp.	423,884	0.1
28,300	USS Co., Ltd.	475,553	0.1
6,500	Yakult Honsha Co., Ltd.	488,891	0.2
49,300	Yamato Holdings Co., Ltd.	846,855	0.3
42,600	Yokogawa Electric Corp.	691,858	0.2
5,700	Zenkoku Hosho Co. Ltd.	209,499	0.1
		68,379,949	21.1
	Mexico: 0.1%
49,100	Grupo Financiero Banorte	425,527	0.1

	Netherlands: 6.1%
2,580	Airbus SE	361,291	0.1
4,055	ASML Holding NV	2,573,364	0.8
1,943	ASR Nederland NV	85,459	0.0
5,580 (1)	EXOR NV	459,230	0.2
13,100	Heineken Holding NV	1,257,359	0.4
3,947	Heineken NV	453,216	0.1
6,121	IMCD NV	921,455	0.3
124,572	Koninklijke Ahold Delhaize NV	4,283,382	1.3
468,203	Koninklijke KPN NV	1,707,489	0.5
30,352 (1)	Koninklijke Philips NV	637,842	0.2
15,169	NN Group NV	565,659	0.2
15,451	Randstad NV	839,545	0.3
92,563	Shell PLC	2,844,303	0.9
33,922	Stellantis NV (STLAM)	562,652	0.2
15,627	Wolters Kluwer NV	2,070,486	0.6
		19,622,732	6.1
	New Zealand: 0.4%
14,802	Fisher & Paykel Healthcare Corp. Ltd.	253,897	0.1
6,066 (2)	Mainfreight Ltd.	269,408	0.1
213,990	Spark New Zealand Ltd.	693,359	0.2
		1,216,664	0.4
	Norway: 1.0%
40,964	Equinor ASA	1,179,396	0.4
107,299	Norsk Hydro ASA	789,620	0.2
34,596	Yara International ASA	1,393,141	0.4
		3,362,157	1.0
	Philippines: 0.1%
42,770	Jollibee Foods Corp.	173,931	0.1

	Portugal: 0.4%
51,147	EDP - Energias de Portugal SA	281,821	0.1
60,641	Galp Energia SGPS SA	732,770	0.2
15,472	Jeronimo Martins SGPS SA	390,441	0.1
		1,405,032	0.4
	Russia: —%
4,061 (4)	Lukoil PJSC	—	—

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia: 0.3%
6,551	SABIC Agri-Nutrients Co.	$235,542	0.1
60,154 (3)	Saudi Arabian Oil Co.	579,828	0.2
		815,370	0.3
	Singapore: 1.7%
119,500	CapLand Ascendas REIT	257,155	0.1
40,800	City Developments Ltd.	213,437	0.1
228,100	Frasers Logistics & Commercial Trust	231,508	0.1
497,300	Genting Singapore Ltd.	423,066	0.1
20,300	Jardine Cycle & Carriage Ltd.	517,015	0.2
378,900	Mapletree Pan Asia Commercial Trust	501,910	0.1
147,700	Oversea-Chinese Banking Corp., Ltd.	1,397,374	0.4
1,676 (1)	Sea Ltd. ADR	127,661	0.0
76,400	SembCorp Industries Ltd.	245,828	0.1
93,100	Singapore Exchange Ltd.	670,006	0.2
142,300	Singapore Telecommunications Ltd.	272,697	0.1
28,700	Venture Corp. Ltd.	366,664	0.1
78,800	Wilmar International Ltd.	232,753	0.1
		5,457,074	1.7
	South Korea: 1.9%
8,527	Doosan Bobcat, Inc.	327,152	0.1
1,867	Hyundai Mobis Co. Ltd.	304,060	0.1
15,030	Kia Corp.	951,900	0.3
12,665	KT&G Corp.	811,592	0.3
631	LG Chem Ltd.	350,510	0.1
5,698	LG Corp.	372,943	0.1
2,436	POSCO Holdings, Inc.	689,399	0.2
3,220	Samsung C&T Corp.	264,440	0.1
1,088	Samsung Electro-Mechanics Co. Ltd.	117,662	0.0
25,451	Samsung Electronics Co., Ltd. 005930	1,252,293	0.4
221	Samsung SDI Co., Ltd.	114,693	0.0
7,670	Shinhan Financial Group Co., Ltd.	200,804	0.1
5,188	SK Hynix, Inc.	349,067	0.1
		6,106,515	1.9
	Spain: 2.5%
8,920 (1)	Amadeus IT Group SA	626,945	0.2
94,456	Banco Bilbao Vizcaya Argentaria SA	691,514	0.2
23,208	Endesa S.A.	520,620	0.2
231,577	Iberdrola S.A. - IBEE	3,000,809	0.9
32,582	Industria de Diseno Textil SA	1,120,068	0.3
19,785	Naturgy Energy Group SA	616,034	0.2
77,196	Repsol SA	1,133,991	0.4
105,204	Telefonica S.A.	477,858	0.1
		8,187,839	2.5

See Accompanying Notes to Financial Statements
50

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden: 2.1%
30,670	Assa Abloy AB	$730,744	0.2
9,845	Axfood AB	244,325	0.1
12,599	Boliden AB	450,249	0.1
29,834 (2)	Elekta AB	250,850	0.1
55,497	Epiroc AB-A	1,111,775	0.4
20,088	Essity AB	608,773	0.2
32,998	Investor AB-B SHS	708,901	0.2
32,011	Skandinaviska Enskilda Banken AB	363,990	0.1
44,100	Swedbank AB	766,301	0.2
21,284 (1)	Swedish Orphan Biovitrum AB	517,957	0.2
53,458	Volvo AB - B Shares	1,099,134	0.3
		6,852,999	2.1
	Switzerland: 6.6%
31,263	ABB Ltd.	1,127,770	0.3
670	Alcon, Inc.	48,787	0.0
4,458	Baloise Holding AG	746,239	0.2
6,427	Cie Financiere Richemont SA	1,062,389	0.3
23,843	Coca-Cola HBC AG	727,850	0.2
823	Geberit AG - Reg	468,750	0.1
3,288	Georg Fischer AG	239,761	0.1
151,579	Glencore PLC	894,719	0.3
40,261	Holcim AG	2,660,154	0.8
12,010	Julius Baer Group Ltd.	860,591	0.3
3,320	Kuehne & Nagel International AG	983,570	0.3
23,963	Nestle SA	3,074,203	1.0
33,637	Novartis AG	3,440,860	1.1
278	Partners Group	269,864	0.1
1,874 (1)	PSP Swiss Property AG	220,273	0.1
6,508	Roche Holding AG-GENUSSCHEIN	2,037,916	0.6
803	Sika AG	221,807	0.1
1,278	Swatch Group AG - BR	438,434	0.1
737	Swiss Life Holding AG	486,462	0.2
1,008	Swisscom AG	692,043	0.2
5,439	Temenos AG	458,147	0.1
11,787	UBS Group AG	239,896	0.1
		21,400,485	6.6
	Taiwan: 1.2%
48,000	Accton Technology Corp.	468,907	0.1
196,077	Cathay Financial Holding Co., Ltd.	271,641	0.1
2,000	eMemory Technology, Inc.	119,584	0.0
51,000	Taiwan Semiconductor Manufacturing Co., Ltd.	835,155	0.3
58,000	Unimicron Technology Corp.	275,578	0.1
155,000	Uni-President Enterprises Corp.	371,591	0.1
529,000	United Microelectronics Corp.	850,821	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
39,000	Win Semiconductors Corp.	$208,223	0.1
13,000	Wiwynn Corp.	494,736	0.1
3,939	Yuanta Financial Holding Co., Ltd.	2,900	0.0
		3,899,136	1.2
	United Kingdom: 11.8%
168,175	3i Group PLC	3,741,746	1.2
40,471	Admiral Group Plc	1,176,259	0.4
13,727	AstraZeneca PLC	2,020,114	0.6
21,518	Aviva PLC	114,570	0.0
57,283	BAE Systems PLC	729,787	0.2
337,783	BP PLC	2,266,194	0.7
22,302	British American Tobacco PLC	823,968	0.3
14,604	Britvic PLC	167,897	0.1
12,636	Bunzl PLC	503,004	0.2
28,496	Burberry Group PLC	930,170	0.3
63,994	CNH Industrial NV	900,517	0.3
71,167	Compass Group PLC	1,877,461	0.6
15,088	CRH PLC - London	732,241	0.2
2,865	Croda International PLC	251,718	0.1
19,342	Diageo PLC	882,310	0.3
101,007 (1)	Direct Line Insurance Group PLC	218,663	0.1
38,552	Drax Group PLC	305,044	0.1
172,657	DS Smith PLC	674,101	0.2
7,017 (1)	EMIS Group PLC	143,171	0.0
7,681	Experian PLC	271,946	0.1
4,090	Ferguson PLC	577,911	0.2
122,186	GSK PLC	2,203,409	0.7
112,639	HSBC Holdings PLC	811,832	0.3
69,803	IG Group Holdings PLC	644,391	0.2
71,964	Imperial Brands PLC	1,781,411	0.5
15,588	JET2 PLC	240,744	0.1
17,413	Johnson Matthey PLC	430,167	0.1
26,516	Mondi PLC	422,543	0.1
30,100	National Grid PLC	431,573	0.1
80,634	NatWest Group PLC	265,617	0.1
4,590	Next PLC	389,449	0.1
14,994	Reckitt Benckiser Group PLC	1,211,667	0.4
61,591	Relx PLC (GBP Exchange)	2,052,140	0.6
28,600	Rio Tinto PLC	1,818,178	0.6
40,879	RS GROUP PLC	474,282	0.1
50,116	Smiths Group PLC	1,059,690	0.3
31,239	SSE PLC	720,786	0.2
126,059	Tesco PLC	445,677	0.1
35,368	Unilever PLC - ULVRL	1,969,374	0.6
267,926	Vodafone Group PLC	321,814	0.1
32,463 (1)(3)	Watches of Switzerland Group PLC	339,235	0.1

See Accompanying Notes to Financial Statements
51

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
55,899	WPP PLC	$651,473	0.2
		37,994,244	11.8
	Total Common Stock (Cost $294,577,833)	316,782,195	98.0
EXCHANGE-TRADED FUNDS: 0.2%
10,868	iShares MSCI EAFE ETF	800,102	0.2
	Total Exchange-Traded Funds (Cost $797,825)	800,102	0.2
PREFERRED STOCK: 0.2%
	Brazil: 0.1%
27,100	Petroleo Brasileiro SA	128,496	0.1

	Germany: 0.1%
4,560	Henkel AG & Co. KGaA	368,671	0.1
	Total Preferred Stock
	(Cost $457,150)	497,167	0.2
	Total Long-Term Investments
	(Cost $295,832,808)	318,079,464	98.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.2%
805,030 (5)	Bank of America Inc., Repurchase Agreement dated 04/28/23, 4.82%, due 05/01/23 (Repurchase Amount $805,349, collateralized by various U.S. Government Agency Obligations, 1.500%-4.000%, Market Value plus accrued interest $821,131, due 09/20/46-06/20/52) (Cost $805,030)	805,030	0.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
778,612 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.750%	778,612	0.2
1,447,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.780%	1,447,000	0.5
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
Total Mutual Funds (Cost $2,225,612)	$2,225,612	0.7
Total Short-Term Investments (Cost $3,030,642)	3,030,642	0.9
Total Investments in Securities (Cost $298,863,450)	$321,110,106	99.3
Assets in Excess of Other Liabilities	2,296,757	0.7
Net Assets	$323,406,863	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of April 30, 2023.

Sector Diversification	Percentage of Net Assets
Industrials	17.5%
Financials	14.2
Consumer Staples	12.4
Consumer Discretionary	12.0
Materials	9.6
Health Care	8.2
Information Technology	6.0
Utilities	5.6
Communication Services	5.3
Energy	5.1
Real Estate	2.3
Exchange-Traded Funds	0.2
Short-Term Investments	0.9
Assets in Excess of Other Liabilities	0.7
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements
52

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2023
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$27,150,190	$—	$27,150,190
Austria	—	1,987,486	—	1,987,486
Belgium	—	1,536,415	—	1,536,415
Brazil	1,269,389	—	—	1,269,389
Canada	16,047,506	—	—	16,047,506
China	1,342,580	7,281,349	—	8,623,929
Denmark	—	7,508,104	—	7,508,104
Finland	—	4,170,292	—	4,170,292
France	—	26,777,581	—	26,777,581
Germany	—	18,801,999	—	18,801,999
Hong Kong	404,880	4,496,970	—	4,901,850
India	661,927	1,345,548	—	2,007,475
Indonesia	—	834,916	—	834,916
Ireland	—	2,083,544	—	2,083,544
Israel	351,051	635,535	—	986,586
Italy	—	6,795,279	—	6,795,279
Japan	—	68,379,949	—	68,379,949
Mexico	425,527	—	—	425,527
Netherlands	—	19,622,732	—	19,622,732
New Zealand	—	1,216,664	—	1,216,664
Norway	—	3,362,157	—	3,362,157
Philippines	—	173,931	—	173,931
Portugal	—	1,405,032	—	1,405,032
Russia	—	—	—	—
Saudi Arabia	—	815,370	—	815,370
Singapore	127,661	5,329,413	—	5,457,074
South Korea	—	6,106,515	—	6,106,515
Spain	—	8,187,839	—	8,187,839
Sweden	—	6,852,999	—	6,852,999
Switzerland	—	21,400,485	—	21,400,485
Taiwan	—	3,899,136	—	3,899,136
United Kingdom	644,279	37,349,965	—	37,994,244
Total Common Stock	21,274,800	295,507,395	—	316,782,195
Exchange-Traded Funds	800,102	—	—	800,102
Preferred Stock	128,496	368,671	—	497,167
Short-Term Investments	2,225,612	805,030	—	3,030,642
Total Investments, at fair value	$24,429,010	$296,681,096	$—	$321,110,106
See Accompanying Notes to Financial Statements
53

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2023 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2023
Other Financial Instruments+
Forward Foreign Currency Contracts	—	4,379	—	4,379
Futures	18,294	—	—	18,294
Total Assets	$24,447,304	$296,685,475	$—	$321,132,779
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(5,010)	$—	$(5,010)
Total Liabilities	$—	$(5,010)	$—	$(5,010)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2023, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Factors Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK 3,870,742	USD 363,205	Barclays Bank PLC	05/03/23	$(2,768)
USD 127,597	SEK 1,307,851	Barclays Bank PLC	05/03/23	1,010
USD 206,713	GBP 164,381	Barclays Bank PLC	05/03/23	1,352
EUR 359,759	USD 396,954	BNP Paribas	05/03/23	(2,175)
USD 303,362	SGD 405,265	State Street Bank and Trust Co.	05/03/23	123
USD 384,576	CHF 343,038	State Street Bank and Trust Co.	05/03/23	1,828
USD 11,028	ILS 40,000	The Bank of New York Mellon	05/01/23	7
CNY 1,224,655	USD 176,748	The Bank of New York Mellon	05/04/23	16
CNY 1,694,741	USD 244,593	The Bank of New York Mellon	05/04/23	22
CNY 1,690,683	USD 244,008	The Bank of New York Mellon	05/04/23	21
USD 196,143	CNY 1,359,040	The Bank of New York Mellon	05/04/23	(17)
USD 116,675	CNY 808,416	The Bank of New York Mellon	05/04/23	(10)
USD 265,671	CNY 1,840,785	The Bank of New York Mellon	05/04/23	(24)
USD 95,471	CNY 661,500	The Bank of New York Mellon	05/04/23	(9)
HKD 6,507,670	USD 829,015	UBS AG	05/03/23	(7)
				$(631)
At April 30, 2023, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	27	06/16/23	$2,901,960	$18,294
			$2,901,960	$18,294
See Accompanying Notes to Financial Statements
54

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2023 (Unaudited) (continued)

Currency Abbreviations
CHF	–	Swiss Franc
CNY	–	Chinese Yuan
EUR	–	EU Euro
GBP	–	British Pound
HKD	–	Hong Kong Sar Dollar
ILS	–	Israeli New Shekel
NOK	–	Norwegian Krone
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
USD	–	United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$4,379
Equity contracts	Variation margin receivable on futures contracts*	18,294
Total Asset Derivatives		$22,673
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,010
Total Liability Derivatives		$5,010

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$548,192	$548,192
Foreign exchange contracts	(79,339)	—	(79,339)
Total	$(79,339)	$548,192	$468,853
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$(12,785)	$(12,785)
Foreign exchange contracts	(567)	—	(567)
Total	$(567)	$(12,785)	$(13,352)
See Accompanying Notes to Financial Statements
55

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2023 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2023:
	Barclays Bank PLC	BNP Paribas	State Street Bank and Trust Co.	The Bank of New York Mellon	UBS AG	Totals
Assets:
Forward foreign currency contracts	$2,362	$—	$1,951	$66	$—	$4,379
Total Assets	$2,362	$—	$1,951	$66	$—	$4,379
Liabilities:
Forward foreign currency contracts	$2,768	$2,175	$—	$60	$7	$5,010
Total Liabilities	$2,768	$2,175	$—	$60	$7	$5,010
Net OTC derivative instruments by counterparty, at fair value	$(406)	$(2,175)	$1,951	$6	$(7)	$(631)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(406)	$(2,175)	$1,951	$6	$(7)	$(631)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $307,085,304.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$30,990,625
Gross Unrealized Depreciation	(16,422,246)
Net Unrealized Appreciation	$14,568,379
See Accompanying Notes to Financial Statements
56

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 17, 2022, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management, sub-advisory and sub-sub-advisory contracts, and who are not “interested persons” of Voya International High Dividend Low Volatility Fund, Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund and Voya Multi-Manager International Factors Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts”) with Baillie Gifford Overseas Limited, Delaware Investments Fund Advisers, PanAgora Asset Management, Inc., Polaris Capital Management, LLC, Van Eck Associates Corporation, Wellington Management Company LLP, and Voya Investment Management Co. LLC, the respective sub-advisers to each Fund (the “Sub-Advisers”), and the sub-sub-advisory contracts (the “Sub-Sub-Advisory Contracts,” and together with the Management Contracts and Sub-Advisory Contracts, the “Contracts”) with Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited, the respective sub-sub-advisers to Voya Multi-Manager Emerging Markets Equity Fund (the “Sub-Sub-Advisers”), for an additional one-year period ending November 30, 2023.
In addition to the Board meeting on November 17, 2022, the Independent Trustees also held meetings outside the presence of representatives of the Manager, Sub-Advisers and Sub-Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 12-13, 2022, and November 15, 2022. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management, sub-advisory and sub-sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management, sub-advisory and sub-sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub- advisers and sub-sub-advisers, as well as the Manager’s role in monitoring the sub-advisers and sub-sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager, a Sub-Adviser or a Sub-Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant periods of market volatility that occurred during and after the period for which

57

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

information was requested in conducting its evaluation of the Manager, a Sub-Adviser and a Sub-Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers or sub-sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers and sub-sub-advisers, if any, to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ and Sub-Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and sub-sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers and sub-sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s and Sub-Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser and Sub-Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with that Sub-Adviser and Sub-Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager, Sub-Advisers and Sub-Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.
The Board considered the portfolio management team assigned by the Sub-Advisers and Sub-Sub-Advisers to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager, Sub-Advisers and Sub-Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser and Sub-Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management, sub-advisory and sub-sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. With respect to Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund, and Voya Multi-Manager International Factors Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager, Sub-Advisers and Sub-Sub-Advisers as a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager, Sub-Advisers or Sub-Sub-Advisers could be shared with each Fund through such fee waivers, expense reimbursements or

58

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub- advisory and sub-sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager and the relevant Sub-Adviser, respectively.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, Sub-Advisers and Sub-Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers and Sub-Sub-Advisers, as applicable, for these differences. For the non‑Voya‑affiliated Sub-Advisers and Sub-Sub-Advisers, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers and their Sub-Sub-Advisers with respect to sub-advisory and sub-sub-advisory fee schedules, that the Manager is responsible for paying the fees of the Sub-Advisers and that the applicable Sub-Advisers are responsible for paying the fees of the Sub-Sub-Advisers.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In this regard, the Board considered that each Sub-Sub-Adviser is compensated by the relevant Sub-Adviser and not the Manager. In addition, the Board considered any fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager. The Board did not request profitability data from the Sub-Advisers and Sub-Sub-Advisers that are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers and Sub-Sub-Advisers with respect to the negotiation of sub-advisory and sub-sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers and sub-sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information

59

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

regarding the potential fall-out benefits to the Manager, Sub-Advisers and Sub-Sub-Advisers and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager, Sub-Advisers and Sub-Sub-Advisers’ potential fall-out benefits were not unreasonable.
Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2022. In addition, the Board also considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
Voya International High Dividend Low Volatility Fund
In considering whether to approve the renewal of the Contracts for Voya International High Dividend Low Volatility Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the third quintile of its Morningstar category for the year-to-date and one-year periods, and the fourth quintile for the three-year and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of the Sub-Adviser’s investment style on the Fund’s performance during certain periods; and (2) the competitiveness of the Fund’s performance during certain periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
Voya Multi-Manager Emerging Markets Equity Fund
In considering whether to approve the renewal of the Contracts for Voya Multi-Manager Emerging Markets Equity Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the one-year, three-year, five-year and ten-year periods, and the fifth quintile for the year-to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding its confidence in the ability of the Sub-Advisers to execute the Fund’s investment strategy.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio.
Voya Multi-Manager International Equity Fund
In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Equity Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is

60

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

ranked in the fourth quintile of its Morningstar category for the three-year, five-year and ten-year periods and the fifth quintile for the year-to-date and one-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding its confidence in the ability of the Sub-Advisers to execute the Fund’s investment strategy and long-term investment objective.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) management’s representations regarding its belief that the Fund’s pricing is competitive; and (2) that, as a result of the Board’s request during the 2022 annual contract renewal cycle, lower expense limits were implemented for the Fund, effective on January 1, 2023.
Voya Multi-Manager International Factors Fund
In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Factors Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year period, the second quintile for the year-to-date period, and the third quintile for the three-year, five-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one-year periods, during which it outperformed.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group.
Board Conclusions
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2023.

61

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
167702          (0423-062223)

Semi-Annual Report
April 30, 2023
Classes A, C, I, R, R6 and W
Global Fund-of-Funds
■
Voya Global Diversified Payment Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements.
Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

shareholder expense example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended April 30, 2023**	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio*	Expenses Paid During the Period Ended April 30, 2023**
Class A	$1,000.00	$1,087.70	0.64%	$3.31	$1,000.00	$1,021.62	0.64%	$3.21
Class C	1,000.00	1,083.60	1.39	7.18	1,000.00	1,017.90	1.39	6.95
Class I	1,000.00	1,090.50	0.40	2.07	1,000.00	1,022.81	0.40	2.01
Class R	1,000.00	1,087.00	0.89	4.61	1,000.00	1,020.38	0.89	4.46
Class R6	1,000.00	1,090.50	0.40	2.07	1,000.00	1,022.81	0.40	2.01
Class W	1,000.00	1,089.20	0.39	2.02	1,000.00	1,022.86	0.39	1.96

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES as of April 30, 2023 (Unaudited)

ASSETS:
Investments in securities at fair value*	$17,155
Investments in affiliated underlying funds at fair value*	234,020,350
Investments in unaffiliated underlying funds at fair value**	51,045,970
Short-term investments at fair value†	2,370,898
Cash collateral for futures contracts	426,341
Cash pledged as collateral for OTC derivatives (Note 2)	680,000
Receivables:
Investments in unaffiliated underlying funds sold	209,644
Fund shares sold	169,610
Dividends	4,637
Interest	6,152
Variation margin on futures contracts	15,165
Unrealized appreciation on forward foreign currency contracts	1,591,725
Unrealized appreciation on OTC swap agreements	361,031
Prepaid expenses	54,448
Reimbursement due from Investment Adviser	43,097
Other assets	12,742
Total assets	291,028,965
LIABILITIES:
Income distribution payable	37,560
Payable for investments in unaffiliated underlying funds purchased	70,569
Payable for fund shares redeemed	1,061,870
Unrealized depreciation on forward foreign currency contracts	50,905
Cash received as collateral for OTC derivatives (Note 2)	990,000
Payable for investment management fees	53,881
Payable for distribution and shareholder service fees	63,369
Payable to custodian due to bank overdraft	75,450
Payable to trustees under the deferred compensation plan (Note 6)	12,742
Payable for trustee fees	730
Other accrued expenses and liabilities	439,602
Written options, at fair value^	209,644
Total liabilities	3,066,322
NET ASSETS	$287,962,643
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$338,563,989
Total distributable loss	(50,601,346)
NET ASSETS	$287,962,643
* Cost of investments in securities	$17,155
* Cost of investments in affiliated underlying funds	$269,757,790
** Cost of investments in unaffiliated underlying funds	$56,084,082
† Cost of short-term investments	$2,370,898
^ Premiums received on written options	$209,644
See Accompanying Notes to Financial Statements
2

STATEMENT OF ASSETS AND LIABILITIES as of April 30, 2023 (Unaudited) (continued)

Class A
Net assets	$162,832,254
Shares authorized	unlimited
Par value	—
Shares outstanding	25,541,785
Net asset value and redemption price per share†	$6.38
Maximum offering price per share (5.75%)(1)	$6.77
Class C
Net assets	$36,160,874
Shares authorized	unlimited
Par value	—
Shares outstanding	5,444,958
Net asset value and redemption price per share†	$6.64
Class I
Net assets	$70,382,174
Shares authorized	unlimited
Par value	—
Shares outstanding	11,126,306
Net asset value and redemption price per share	$6.33
Class R
Net assets	$31,470
Shares authorized	unlimited
Par value	—
Shares outstanding	4,909
Net asset value and redemption price per share	$6.41
Class R6
Net assets	$130,632
Shares authorized	unlimited
Par value	—
Shares outstanding	20,653
Net asset value and redemption price per share	$6.33
Class W
Net assets	$18,425,239
Shares authorized	unlimited
Par value	—
Shares outstanding	2,927,991
Net asset value and redemption price per share	$6.29

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
3

STATEMENT OF OPERATIONS for the six months ended April 30, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,071,883
Dividends from unaffiliated underlying funds	1,243,869
Interest	59,997
Total investment income	5,375,749
EXPENSES:
Investment management fees	318,624
Distribution and shareholder service fees:
Class A	201,929
Class C	196,916
Class R	89
Transfer agent fees:
Class A	49,557
Class C	12,082
Class I	23,044
Class R	11
Class R6	39
Class W	5,969
Shareholder reporting expense	28,960
Registration fees	41,532
Professional fees	31,675
Custody and accounting expense	33,666
Trustee fees	3,647
Miscellaneous expense	18,507
Interest expense	3,886
Total expenses	970,133
Net investment income	4,405,616
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	41,096
Sale of affiliated underlying funds	(5,849,890)
Sale of unaffiliated underlying funds	(3,876,330)
Capital gain distributions from affiliated underlying funds	2,644,730
Forward foreign currency contracts	(247,546)
Foreign currency related transactions	(578,498)
Futures	(308,493)
Swaps	(868,285)
Written options	(131,852)
Net realized loss	(9,175,068)
Net change in unrealized appreciation (depreciation) on:
Investments	55,372
Affiliated underlying funds	18,934,224
Unaffiliated underlying funds	9,278,729
Forward foreign currency contracts	1,237,798
Futures	(638,564)
Swaps	305,659
Net change in unrealized appreciation (depreciation)	29,173,218
Net realized and unrealized gain	19,998,150
Increase in net assets resulting from operations	$24,403,766
See Accompanying Notes to Financial Statements
4

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
FROM OPERATIONS:
Net investment income	$4,405,616	$5,920,779
Net realized gain (loss)	(9,175,068)	22,329,514
Net change in unrealized appreciation (depreciation)	29,173,218	(105,331,907)
Increase (decrease) in net assets resulting from operations	24,403,766	(77,081,614)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(2,230,890)	(21,883,610)
Class C	(372,966)	(7,103,335)
Class I	(1,085,349)	(10,699,589)
Class R	(360)	(29,490)
Class R6	(1,817)	(13,241)
Class W	(306,738)	(3,347,338)
Return of capital:
Class A	(3,633,492)	(168,912)
Class C	(838,903)	(51,784)
Class I	(1,553,327)	(77,601)
Class R	(680)	(211)
Class R6	(2,601)	(102)
Class W	(438,986)	(22,355)
Total distributions	(10,466,109)	(43,397,568)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,391,096	62,345,210
Reinvestment of distributions	10,224,732	42,529,272
	34,615,828	104,874,482
Cost of shares redeemed	(48,887,622)	(104,788,286)
Net increase (decrease) in net assets resulting from capital share transactions	(14,271,794)	86,196
Net decrease in net assets	(334,137)	(120,392,986)
NET ASSETS:
Beginning of year or period	288,296,780	408,689,766
End of year or period	$287,962,643	$288,296,780

See Accompanying Notes to Financial Statements
5

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
04-30-23+	6.08	0.10•	0.43	0.53	0.09	—	0.14	0.23	—	6.38	8.77	0.64	0.64	0.64	3.04	162,832	31
10-31-22	8.53	0.12•	(1.66)	(1.54)	0.28	0.62	0.01	0.91	—	6.08	(19.84)	0.69	0.69	0.69	1.66	157,046	44
10-31-21	7.30	0.11•	1.58	1.69	0.46	—	—	0.46	—	8.53	23.41	0.69	0.60	0.60	1.35	191,360	33
10-31-20	7.68	0.17	(0.09)	0.08	0.21	—	0.25	0.46	—	7.30	1.19	0.66	0.60	0.60	2.27	151,538	30
10-31-19	7.71	0.17	0.46	0.63	0.09	0.35	0.22	0.66	—	7.68	8.64	0.62	0.62	0.62	2.09	172,864	44
10-31-18	8.41	0.17	(0.41)	(0.24)	0.20	0.09	0.17	0.46	—	7.71	(3.12)	0.62	0.62	0.62	1.94	176,765	80
Class C
04-30-23+	6.32	0.08•	0.44	0.52	0.06	—	0.14	0.20	—	6.64	8.36	1.39	1.39	1.39	2.39	36,161	31
10-31-22	8.84	0.08•	(1.74)	(1.66)	0.23	0.62	0.01	0.86	—	6.32	(20.46)	1.44	1.44	1.44	1.04	43,311	44
10-31-21	7.57	0.06•	1.62	1.68	0.41	—	—	0.41	—	8.84	22.42	1.44	1.35	1.35	0.67	84,713	33
10-31-20	7.95	0.12	(0.09)	0.03	0.16	—	0.25	0.41	—	7.57	0.51	1.41	1.35	1.35	1.59	86,216	30
10-31-19	7.98	0.11	0.47	0.58	0.04	0.35	0.22	0.61	—	7.95	7.69	1.37	1.37	1.37	1.39	114,650	44
10-31-18	8.70	0.10	(0.41)	(0.31)	0.15	0.09	0.17	0.41	—	7.98	(3.79)	1.37	1.37	1.37	1.23	139,261	80
Class I
04-30-23+	6.03	0.10•	0.44	0.54	0.10	—	0.14	0.24	—	6.33	9.05	0.40	0.40	0.40	3.33	70,382	31
10-31-22	8.48	0.15•	(1.67)	(1.52)	0.30	0.62	0.01	0.93	—	6.03	(19.70)	0.45	0.38	0.38	2.03	68,160	44
10-31-21	7.26	0.14•	1.56	1.70	0.48	—	—	0.48	—	8.48	23.76	0.44	0.29	0.29	1.69	98,557	33
10-31-20	7.64	0.19	(0.09)	0.10	0.23	—	0.25	0.48	—	7.26	1.53	0.41	0.32	0.32	2.59	84,083	30
10-31-19	7.68	0.19	0.45	0.64	0.11	0.35	0.22	0.68	—	7.64	8.88	0.38	0.38	0.38	2.38	103,731	44
10-31-18	8.38	0.19	(0.41)	(0.22)	0.22	0.09	0.17	0.48	—	7.68	(2.86)	0.33	0.36	0.36	2.21	122,271	80
Class R
04-30-23+	6.10	0.08•	0.45	0.53	0.08	—	0.14	0.22	—	6.41	8.70	0.89	0.89	0.89	2.46	31	31
10-31-22	8.56	0.11•	(1.69)	(1.58)	0.25	0.62	0.01	0.88	—	6.10	(20.17)	0.94	0.94	0.94	1.53	138	44
10-31-21	7.32	0.09•	1.58	1.67	0.43	—	—	0.43	—	8.56	23.13	0.94	0.85	0.85	1.07	296	33
10-31-20	7.69	0.15	(0.08)	0.07	0.19	—	0.25	0.43	—	7.32	0.99	0.91	0.85	0.85	2.12	282	30
10-31-19	7.71	0.14	0.47	0.61	0.06	0.35	0.22	0.63	—	7.69	8.44	0.87	0.87	0.87	1.78	353	44
10-31-18	8.40	0.14	(0.40)	(0.26)	0.17	0.09	0.17	0.43	—	7.71	(3.29)	0.87	0.87	0.87	1.82	280	80
Class R6
04-30-23+	6.03	0.12•	0.42	0.54	0.10	—	0.14	0.24	—	6.33	9.05	0.40	0.40	0.40	3.80	131	31
10-31-22	8.47	0.14•	(1.65)	(1.51)	0.30	0.62	0.01	0.93	—	6.03	(19.60)	0.45	0.38	0.38	1.94	99	44
10-31-21	7.26	0.12•	1.57	1.69	0.48	—	—	0.48	—	8.47	23.62	1.05	0.29	0.29	1.40	119	33
10-31-20	7.64	0.19	(0.09)	0.10	0.23	—	0.25	0.48	—	7.26	1.53	1.02	0.32	0.32	2.38	64	30
10-31-19	7.69	0.15•	0.48	0.63	0.11	0.35	0.22	0.68	—	7.64	8.74	0.98	0.38	0.38	1.95	45	44
02-28-18(5) - 10-31-18	8.32	0.08•	(0.39)	(0.31)	0.15	—	0.17	0.32	—	7.69	(3.86)	0.91	0.38	0.38	1.51	3	80
Class W
04-30-23+	6.00	0.10•	0.43	0.53	0.10	—	0.14	0.24	—	6.29	8.92	0.39	0.39	0.39	3.37	18,425	31
10-31-22	8.44	0.15•	(1.66)	(1.51)	0.30	0.62	0.01	0.93	—	6.00	(19.67)	0.44	0.44	0.44	2.14	19,542	44
10-31-21	7.24	0.14•	1.54	1.68	0.48	—	—	0.48	—	8.44	23.54	0.44	0.35	0.35	1.66	33,646	33
10-31-20	7.62	0.18	(0.08)	0.10	0.23	—	0.25	0.48	—	7.24	1.54	0.41	0.35	0.35	2.50	32,287	30
10-31-19	7.67	0.18	0.45	0.63	0.11	0.35	0.22	0.68	—	7.62	8.76	0.37	0.37	0.37	2.36	34,984	44
10-31-18	8.36	0.18	(0.39)	(0.21)	0.22	0.09	0.17	0.48	—	7.67	(2.74)	0.37	0.37	0.37	2.22	37,285	80
See Accompanying Notes to Financial Statements
6

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of the Underlying Funds.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements
7

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are eleven separate active investment series. This report is for Voya Global Diversified Payment Fund (“Global Diversified Payment” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
The investment companies in which the Fund invests are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security,

8

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.
C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are declared and paid monthly by the Fund with payments adjusted once a year each January. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

9

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund’s MPP is designed to make level payments once per month throughout each calendar year. Under the MPP, the dollar amount of the Fund’s scheduled monthly payments for a particular year generally will increase or decrease each January based on the Fund’s performance over the previous three years.
D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it

10

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
At April 30, 2023, the maximum amount of loss that the Fund would incur if its counterparties failed to perform would be $1,969,911 which represents the gross payments to be received on open purchased OTC options, forward foreign currency contracts and total return swaps were they to be unwound as of April 30, 2023. To reduce the amount of potential loss to the Fund, certain counterparties have pledged $990,000 in cash collateral for open OTC derivatives at April 30, 2023.
The Fund has credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its

11

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.
The Fund had a liability position of $260,549 on open forward foreign currency contracts and written OTC options with credit related contingent features. If a contingent feature would have been triggered as of April 30, 2023, the Fund could have been required to pay this amount in cash to its counterparties. The Fund pledged $680,000 in cash collateral at April 30, 2023 for its open OTC derivative transactions.
G.  Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the period ended April 30, 2023, the Fund entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Fund used forward foreign currency contracts as part of its tactical currency strategy.
During the period ended April 30, 2023, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $32,967,493 and $33,457,335, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at April 30, 2023.
The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2023, the Fund used futures to enact tactical positions and to provide the Fund with greater liquidity. The Fund had purchased and sold futures contracts on various equity indices. The Fund also purchased and sold futures contracts on various U.S. Treasury Notes and Bonds. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended April 30, 2023, the Fund had an average notional value on futures contracts purchased and

12

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sold of $27,937,534 and $29,183,182, respectively. The Fund had no open futures at April 30, 2023.
H. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The Fund may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
During the period ended April 30, 2023, the Fund has purchased and written options on equity indices in an attempt to manage the Fund’s exposure to a certain equity market and to generate income from option premiums as a means of enhancing payments to shareholders and reducing volatility. Because the performance of the indices underlying each call option are expected to correlate closely with the performance of one or more of the affiliated Underlying Funds, during the term of each call option the Fund will be effectively giving up all or a portion of the benefits it would otherwise realize from a potential increase in the value of such affiliated Underlying Funds. Thus, the Fund’s option strategy may limit the Fund’s ability to benefit from appreciation of the affiliated Underlying Funds. At the same time, the premium received in connection with the sale of call options may partially offset potential declines in value of the affiliated Underlying Funds during periods of declining markets.
During the period ended April 30, 2023, the Fund had an average notional value on purchased and written equity options of $4,394,699 and $22,042,920, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written equity options at April 30, 2023.
I. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared

13

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. The Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
For the period ended April 30, 2023, the Fund entered into total return swaps on custom equity indices with an average notional amount of $39,643,531 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open total return swaps at April 30, 2023.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended April 30, 2023, the cost of purchases and the proceeds from sales of investments, excluding short-term securities, were: $90,417,047 and $113,378,545, respectively.
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee equal to 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds and 0.40% of the Fund’s average daily net assets invested in unaffiliated Underlying Funds or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A, Class C and Class R shares of the Fund each has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and

14

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A, Class C and Class R shares pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rates of 0.25%, 1.00% and 0.50%, respectively.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2023, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:	$15,551	$—
Contingent Deferred Sales Charges:	$2,848	$619
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At April 30, 2023, the following affiliated investment company owned more than 5% of the Fund:
Affiliated Investment Company	Percentage
Voya Institutional Trust Company	5.85%
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in the Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2023, the per account fees for affiliated recordkeeping services paid by the Fund were $4,868.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below(1):
Class A	Class C	Class I	Class R	Class R6	Class W
1.16%	1.91%	0.85%	1.41%	0.85%	0.91%

(1)
These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Fund will vary based on the Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of April 30, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
April 30,
2024	2025	2026	Total
$409,151	$147,063	$—	$556,214
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of April 30, 2023, are as follows:
	April 30,
	2024	2025	2026	Total
Class I	$60,526	$53,952	$33,034	$147,512
Class R6	453	418	—	871
The Expense Limitation Agreement is contractual through March 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

15

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT
Effective June 13, 2022, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund utilized the line of credit during the period ended April 30, 2023 as follows:
Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
26	$1,067,654	5.04%

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
4/30/2023	2,088,882	—	896,165	(3,292,451)	(307,404)	13,158,976	—	5,681,766	(20,789,378)	(1,948,636)
10/31/2022	5,561,593	—	2,842,996	(4,999,758)	3,404,831	41,574,283	—	21,374,013	(35,375,654)	27,572,643
Class C
4/30/2023	148,136	—	181,463	(1,736,828)	(1,407,229)	972,604	—	1,197,565	(11,362,866)	(9,192,697)
10/31/2022	468,211	—	897,284	(4,096,732)	(2,731,238)	3,632,991	—	7,113,075	(31,334,547)	(20,588,481)
Class I
4/30/2023	1,595,182	—	415,897	(2,181,086)	(170,007)	9,969,152	—	2,618,430	(13,616,724)	(1,029,142)
10/31/2022	2,284,118	—	1,432,102	(4,046,902)	(330,682)	16,535,613	—	10,713,499	(28,617,066)	(1,367,954)
Class R
4/30/2023	—	—	163	(17,926)	(17,763)	—	—	1,040	(109,894)	(108,854)
10/31/2022	1,732	—	3,875	(17,515)	(11,909)	13,621	—	29,701	(120,636)	(77,314)
Class R6
4/30/2023	4,989	—	702	(1,412)	4,279	31,184	—	4,418	(8,869)	26,733
10/31/2022	8,391	—	1,799	(7,889)	2,301	61,237	—	13,343	(57,315)	17,265
Class W
4/30/2023	41,461	—	115,301	(483,822)	(327,060)	259,180	—	721,513	(2,999,891)	(2,019,198)
10/31/2022	74,347	—	437,878	(1,242,713)	(730,487)	527,465	—	3,285,641	(9,283,068)	(5,469,961)
NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies.These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

16

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
Year Ended October 31, 2022			Year Ended October 31, 2021
Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
$13,228,565	$29,848,038	$320,965	$8,804,514	$12,668,649
The tax-basis components of distributable earnings as of October 31, 2022 were:
Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Loss)
$ —	$—	$(71,006,992)	$(71,006,992)
At October 31, 2022, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of April 30, 2023, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR setting ceased to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.
NOTE 12 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Fund’s Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding the Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether the Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Fund’s ability to honor redemption requests in a timely manner and the Program Administrator’s management of the Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks.

17

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 13 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the Fund’s financial statements.
NOTE 15 — SUBSEQUENT EVENTS
Dividends: Subsequent to April 30, 2023, the Fund declared dividends of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0380	June 1, 2023	May 30, 2023
Class C	$0.0340	June 1, 2023	May 30, 2023
Class I	$0.0400	June 1, 2023	May 30, 2023
Class R	$0.0360	June 1, 2023	May 30, 2023
Class R6	$0.0400	June 1, 2023	May 30, 2023
Class W	$0.0400	June 1, 2023	May 30, 2023
Line of Credit Renewal: Effective June 12, 2023, the funds to which the Credit Agreement is available have entered into a renewed 364-Day Credit Agreement with BNY for an aggregate amount of $400,000,000 and will pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

18

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.6%
107,288	Schwab U.S. TIPS ETF	$5,744,199	2.0
140,752	Vanguard Global ex-U.S. Real Estate ETF	5,943,957	2.1
6,901	Vanguard Mid-Cap ETF	1,444,310	0.5
104,352	Vanguard Real Estate ETF	8,692,522	3.0
	Total Exchange-Traded Funds (Cost $24,370,303)	21,824,988	7.6
MUTUAL FUNDS: 91.4%
	Affiliated Investment Companies: 81.3%
1,050,501	Voya Floating Rate Fund - Class I	8,708,651	3.0
1,942,528	Voya Global Bond Fund - Class R6	14,471,835	5.0
4,295,778	Voya High Yield Bond Fund - Class R6	29,039,456	10.1
4,611,251	Voya Intermediate Bond Fund - Class R6	40,532,898	14.1
1,039,067	Voya Large Cap Value Fund - Class R6	12,998,730	4.5
501,528	Voya Large-Cap Growth Fund - Class R6	19,163,390	6.6
312,036 (1)	Voya MidCap Opportunities Fund - Class R6	6,549,636	2.3
1,282,657	Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,428,478	4.0
2,724,701	Voya Multi-Manager International Equity Fund - Class I	26,266,118	9.1
3,320,709	Voya Multi-Manager International Factors Fund - Class I	29,554,311	10.3
743,248	Voya Multi-Manager Mid Cap Value Fund - Class I	6,518,287	2.3
620,925	Voya Short Term Bond Fund - Class R6	5,780,808	2.0
663,347	Voya Small Company Fund - Class R6	8,570,441	3.0
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
1,448,075	Voya U.S. High Dividend Low Volatility Fund - Class R6	$14,437,311	5.0
		234,020,350	81.3

	Unaffiliated Investment Companies: 10.1%
639,409	TIAA-CREF S&P 500 Index Fund - Institutional Class	29,220,982	10.1
	Total Mutual Funds (Cost $301,471,569)	263,241,332	91.4
PURCHASED OPTIONS(2): 0.0%
	Total Purchased Options (Cost $17,155)	17,155	0.0
	Total Long-Term Investments (Cost $325,859,027)	285,083,475	99.0
SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
2,370,898 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.750% (Cost $2,370,898)	2,370,898	0.8
	Total Short-Term Investments (Cost $2,370,898)	2,370,898	0.8
	Total Investments in Securities (Cost $328,229,925)	$287,454,373	99.8
	Assets in Excess of Other Liabilities	508,270	0.2
	Net Assets	$287,962,643	100.0

(1)
Non-income producing security.

(2)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(3)
Rate shown is the 7-day yield as of April 30, 2023.

See Accompanying Notes to Financial Statements
19

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,824,988	$—	$—	$21,824,988
Mutual Funds	263,241,332	—	—	263,241,332
Purchased Options	—	17,155	—	17,155
Short-Term Investments	2,370,898	—	—	2,370,898
Total Investments, at fair value	$287,437,218	$17,155	$—	$287,454,373
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,591,725	—	1,591,725
OTC Swaps	—	361,031	—	361,031
Total Assets	$287,437,218	$1,969,911	$—	$289,407,129
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(50,905)	$—	$(50,905)
Written Options	—	(209,644)	—	(209,644)
Total Liabilities	$—	$(260,549)	$—	$(260,549)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended April 30, 2023, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 10/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 4/30/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$8,764,667	$607,866	$(757,959)	$94,077	$8,708,651	$367,465	$(34,979)	$—
Voya Global Bond Fund - Class R6	20,348,478	386,909	(9,576,964)	3,313,412	14,471,835	386,900	(1,937,158)	—
Voya High Yield Bond Fund - Class R6	6,019,915	23,110,127	(436,828)	346,242	29,039,456	322,901	(52,232)	82,357
Voya Intermediate Bond Fund - Class R6	37,264,234	13,634,393	(12,418,613)	2,052,884	40,532,898	727,008	8,126	—
Voya Large Cap Value Fund - Class R6	13,613,159	846,239	(1,359,626)	(101,042)	12,998,730	105,765	(20,899)	740,474
Voya Large Cap Growth Fund - Class R6	—	19,461,430	(864,767)	566,727	19,163,390	—	(4,606)	—
Voya MidCap Opportunities Fund - Class R6	6,180,778	473,726	(371,999)	267,131	6,549,636	—	(71,554)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,584,533	6,035,067	(987,021)	795,899	11,428,478	242,068	(122,963)	—
Voya Multi-Manager International Equity Fund - Class I	20,441,365	6,736,000	(6,017,628)	5,106,381	26,266,118	243,437	(1,311,963)	—
Voya Multi-Manager International Factors Fund - Class I	35,233,091	1,236,305	(14,950,083)	8,034,998	29,554,311	1,236,304	(2,217,585)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	6,094,641	1,210,519	(489,970)	(296,903)	6,518,287	91,426	(58,544)	378,095
Voya Short Term Bond Fund - Class R6	5,834,931	4,797,284	(4,958,573)	107,166	5,780,808	108,303	3,384	—
Voya Small Company Fund - Class R6	9,284,661	139,636	(966,650)	112,794	8,570,441	40,779	(21,547)	—
Voya U.S. High Dividend Low Volatility Fund - Class R6	15,139,344	2,020,632	(1,257,123)	(1,465,542)	14,437,311	199,527	(7,370)	1,443,804
	$189,803,797	$80,696,133	$(55,413,804)	$18,934,224	$234,020,350	$4,071,883	$(5,849,890)	$2,644,730
See Accompanying Notes to Financial Statements
20

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2023 (Unaudited) (continued)

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At April 30, 2023, the following forward foreign currency contracts were outstanding for Voya Global Diversified Payment Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 6,400,000	USD 7,936,612	Bank of America N.A.	05/03/23	$106,813
SGD 11,800,000	USD 8,894,504	Bank of America N.A.	05/03/23	(50,905)
USD 15,120,645	NOK 155,900,000	Bank of America N.A.	05/03/23	491,031
USD 4,476,588	AUD 6,600,000	Bank of America N.A.	05/03/23	109,179
SEK 42,200,000	USD 4,070,824	Brown Brothers Harriman & Co.	05/03/23	44,453
CHF 4,500,000	USD 4,940,072	Goldman Sachs International	05/03/23	94,961
EUR 12,000,000	USD 13,082,737	Morgan Stanley Capital Services LLC	05/03/23	140,944
USD 19,112,524	JPY 2,519,300,000	Morgan Stanley Capital Services LLC	05/08/23	604,344
				$1,540,820
At April 30, 2023, the following OTC purchased equity options were outstanding for Voya Global Diversified Payment Fund:
Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Cost	Fair Value
S&P 500® Index	UBS AG	Call	05/31/23	USD 4,294.560	1,055	USD 4,398,801	$17,155	$17,155
							$17,155	$17,155
At April 30, 2023, the following OTC written equity options were outstanding for Voya Global Diversified Payment Fund:
Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums Received	Fair Value
S&P 500® Index	UBS AG	Call	05/31/23	USD 4,179.900	1,055	USD 4,398,801	$69,061	$(69,061)
S&P 500® Index	UBS AG	Call	05/31/23	USD 4,221.600	2,134	USD 8,897,670	88,977	(88,977)
S&P 500® Index	UBS AG	Call	05/31/23	USD 4,263.290	2,134	USD 8,897,670	51,606	(51,606)
							$209,644	$(209,644)
At April 30, 2023, the following OTC total return swaps were outstanding for Voya Global Diversified Payment Fund:
Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	JPMorgan JPUSVCO1 Index(2)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank New York	08/31/23	USD 8,287,452	$108,821	$—	$108,821
Receive	JPMorgan JPUSVCO2 Index(3)	Quarterly	(0.06%)	Quarterly	JPMorgan Chase Bank New York	08/31/23	USD 14,317,158	98,071	—	98,071
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index(4)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services	08/31/23	USD 8,314,070	96,883	—	96,883
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index(5)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services	08/31/23	USD 6,148,133	57,256	—	57,256
								$361,031	$—	$361,031

(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2023 (Unaudited) (continued)

(2)
The following table represents the individual positions within the total return swap as of April 30, 2023:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/16/23	$1,635,792	19.74%
Written Call Options
S&P 500® Index, Strike Price $4,250, expires 5/19/23	(29,986)	(0.36)%
Cash	6,681,646	80.62%
Total Notional Amount	$8,287,452	100%

(3)
The following table represents the individual positions within the total return swap as of April 30, 2023:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/16/23	$3,384,214	23.64%
Written Call Options
S&P 500® Index, Strike Price $4,255, expires 5/26/23	(65,932)	(0.46)%
Cash	10,998,876	76.82%
Total Notional Amount	$14,317,158	100%

(4)
The following table represents the individual positions within the total return swap as of April 30, 2023:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/16/23	$2,692,287	32.38%
Written Call Options
S&P 500® Index, Strike Price $4,220, expires 5/19/23	(58,639)	(0.71)%
Cash	5,680,422	68.33%
Total Notional Amount	$8,314,070	100%

(5)
The following table represents the individual positions within the total return swap as of April 30, 2023:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/16/23	$2,147,199	34.92%
Written Call Options
S&P 500® Index, Strike Price $4,120, expires 05/19/23	(9,279)	(0.15%)
S&P 500® Index, Strike Price $4,130, expires 05/19/23	(4,237)	(0.07%)
S&P 500® Index, Strike Price $4,140, expires 05/19/23	(7,744)	(0.13%)
S&P 500® Index, Strike Price $4,145, expires 05/19/23	(3,687)	(0.06%)
S&P 500® Index, Strike Price $4,180, expires 05/19/23	(2,505)	(0.04%)
S&P 500® Index, Strike Price $4,185, expires 05/19/23	(2,370)	(0.04%)
S&P 500® Index, Strike Price $4,200, expires 05/19/23	(1,937)	(0.03%)
S&P 500® Index, Strike Price $4,215, expires 05/19/23	(1,563)	(0.02%)
S&P 500® Index, Strike Price $4,220, expires 05/19/23	(2,887)	(0.05%)
S&P 500® Index, Strike Price $4,225, expires 05/19/23	(1,343)	(0.02%)
S&P 500® Index, Strike Price $4,235, expires 05/19/23	(3,436)	(0.06%)
S&P 500® Index, Strike Price $4,240, expires 05/19/23	(1,056)	(0.02%)
See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2023 (Unaudited) (continued)

Reference Entity	Notional Amount*	% of Index
S&P 500® Index, Strike Price $4,245, expires 05/19/23	(1,934)	(0.03%)
S&P 500® Index, Strike Price $4,250, expires 05/19/23	(1,778)	(0.03%)
S&P 500® Index, Strike Price $4,255, expires 05/19/23	(818)	(0.01%)
S&P 500® Index, Strike Price $4,260, expires 05/19/23	(746)	(0.01%)
S&P 500® Index, Strike Price $4,265, expires 05/19/23	(682)	(0.01%)
S&P 500® Index, Strike Price $4,195, expires 06/16/23	(4,089)	(0.07%)
S&P 500® Index, Strike Price $4,215, expires 06/16/23	(3,480)	(0.06%)
S&P 500® Index, Strike Price $4,265, expires 06/16/23	(2,185)	(0.04%)
S&P 500® Index, Strike Price $4,270, expires 06/16/23	(2,080)	(0.03%)
	(59,836)	(0.98%)
Cash	4,060,770	66.06%
Total Notional Amount	$6,148,133	100%

Currency Abbreviations
AUD – Australian Dollar
CHF – Swiss Franc
EUR – EU Euro
GBP – British Pound
JPY – Japanese Yen
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2023 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Investments in securities at value*	$17,155
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,591,725
Equity contracts	Unrealized appreciation on OTC swap agreements	361,031
Total Asset Derivatives		$1,969,911
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$50,905
Equity contracts	Written options, at fair value	209,644
Total Liability Derivatives		$260,549

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2023 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended April 30, 2023 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	$(87,647)	$—	$209,529	$(868,285)	$(131,852)	$(878,255)
Foreign exchange contracts	—	(247,546)	—	—	—	(247,546)
Interest rate contracts	—	—	(518,022)	—	—	(518,022)
Total	$(87,647)	$(247,546)	$(308,493)	$(868,285)	$(131,852)	$(1,643,823)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Equity contracts	$—	$(1,473,038)	$305,659	$(1,167,379)
Foreign exchange contracts	1,237,798	—	—	$1,237,798
Interest rate contracts	—	834,474	—	$834,474
Total	$1,237,798	$(638,564)	$305,659	$904,893

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2023:
	Bank of America N.A.	Brown Brothers Harriman & Co.	Goldman Sachs international	JPMorgan Chase Bank New York	Morgan Stanley Capital Services LLC	UBS AG	Totals
Assets:
Purchased options	$—	$—	$—	$—	$—	$17,155	$17,155
Forward foreign currency contracts	707,023	44,453	94,961	—	745,288	—	1,591,725
Total return swaps	—	—	—	206,892	154,139	—	361,031
Total Assets	$707,023	$44,453	$94,961	$206,892	$899,427	$17,155	$1,969,911
Liabilities:
Forward foreign currency contracts	$50,905	$—	$—	$—	$—	$—	$50,905
Written options	—	—	—	—	—	209,644	209,644
Total Liabilities	$50,905	$—	$—	$—	$—	$209,644	$260,549
Net OTC derivative instruments by counterparty, at fair value	$656,118	$44,453	$94,961	$206,892	$899,427	$(192,489)	1,709,362
Total collateral pledged by Fund/(Received from counterparty)	$(560,000)	$—	$—	$—	$(430,000)	$—	$(990,000)
Net Exposure(1)(2)	$96,118	$44,453	$94,961	$206,892	$469,427	$(192,489)	$719,362

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At April 30, 2023, the Fund had pledged $680,000 in cash collateral to JPMorgan Chase Bank N.A. Excess cash collateral is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements
24

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2023 (Unaudited) (continued)

At April 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $330,980,354.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,735,465
Gross Unrealized Depreciation	(43,569,239)
Net Unrealized Depreciation	$(41,833,774)
See Accompanying Notes to Financial Statements
25

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 17, 2022, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Diversified Payment Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2023.
In addition to the Board meeting on November 17, 2022, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 12-13, 2022, and November 15, 2022. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant periods of market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the

26

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Fund does not have management fee breakpoints, it has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the

27

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

fees payable by the Fund, including whether the Manager intends to propose any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund, including their ability to engage in soft-dollar transactions on behalf of the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2022. In addition, the Board also considered at its October 12-13, 2022, November 15, 2022, and/or November 17, 2022 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2022: (1) the Fund is ranked in the third quintile of its Morningstar category for the one-year, three-year, five-year and ten-year periods, and the fourth quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the second quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive

28

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests.
Board Conclusions
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2023.

29

ADDITIONAL INFORMATION (Unaudited)

MANAGED PAYMENT POLICY
The Fund’s Managed Payment Policy is designed to provide investors with regular cash flows from their investment. The policy provides for 12 level monthly payments throughout each calendar year. This payment policy enables investors to target the total dollar amount of the monthly payments they receive from their holdings in the Fund each year by purchasing the number of shares that will translate into their target monthly payment amount.
For the calendar year 2023, the Fund will make a level monthly payment of $0.038 per share for Class A shares, $0.034 per share for Class C shares, $0.040 per share for Class I shares, $0.036 per share for Class R shares, $0.040 per share for Class R6 shares and $0.040 per share for Class W shares. The level monthly payment amount for calendar year 2023 will be the product of: (i) the annual payment rate (“Annual Payment Rate”) of 6.30% for Class A shares, 5.40% for Class C shares, 6.61% for Class I shares, 5.95% for Class R shares, 6.61% for Class R6 shares and 6.55% for Class W shares, divided by 12; and (ii) the trailing average account value (“Trailing Average Account Value”). Therefore, investors holding 10,000 shares would generate a monthly payment of $380 from their holdings in Class A shares, $340 from their holdings in Class C shares, $400 from their holdings in Class I shares, $360 from holdings in Class R shares, $400 from holdings in Class R6 shares and $400 from holdings in Class W shares from the Fund during 2023.
The required investment to generate a given amount of payment will vary from year to year depending on monthly level payment determined for that year. In order to provide investors with greater predictability of their monthly payment streams, the Fund’s Managed Payment Policy seeks to deliver stable monthly payments per share over time by basing the annual reset on: (i) an Annual Payment Rate determined by the Fund’s Sub-Adviser; and (ii) the Fund’s performance over the previous three years.
Each January the Sub-Adviser will determine and announce a new level monthly payment per share for the calendar year based on: (i) the Annual Payment Rate, for the Fund’s shares; and (ii) the Trailing Average Account Value which will vary for the Fund’s shares.
While the Fund’s level monthly payment amount per share will not change within a calendar year, it may increase or decrease from one year to the next because it is based on the Annual Payment Rate and the Trailing Average Account Value, one or both of which may change from year to year.
Please note that the Fund’s Managed Payment Policy is not designed to generate, and is not expected to result in, payments that equal a fixed percentage of the Fund’s current NAV per share or a fixed percentage of a shareholder’s current account value. Instead, Fund shareholders are expected to receive a monthly payment that is equal to the monthly payment per share (as determined under the Managed Payment Policy) times the number of shares they own on the record date.
MONTHLY PAYMENTS AND ADDITIONAL DISTRIBUTIONS
In each calendar year, the Fund’s 12 scheduled level payments per share are made monthly, on the last business day of each month. Shareholders can choose to receive their 12 scheduled monthly payments in cash or to automatically reinvest their payments in additional Fund shares. Because the level monthly payment per share will be fixed during a calendar year, investors will receive 12 fixed monthly payments during the calendar year, unless the number of Fund shares they hold changes because of purchases, redemptions, or reinvestment of payments. If the investor elects to reinvest the monthly payments in additional Fund shares, this will increase the number of Fund shares owned by the investor and will therefore proportionally increase the total dollar amount of the monthly payment.
The Fund generally expects to distribute to shareholders substantially all of its net income, as well as substantially all of its net capital gains. In addition to these regular monthly payments, an additional distribution may be made in December and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. As these additional income or capital gains distributions (“Special Distributions”) are not factored into the Fund’s managed payment objectives, each Special Distribution will be automatically reinvested in additional Fund shares unless a shareholder elects to receive the Special Distributions in cash. These additional shares can be redeemed under the same terms and conditions as any other shares of the Fund. The shares received with respect to a Special Distribution are included in the calculation of the Trailing Average Account Value used in resetting the level payment amount each January and redemption of such shares, or election to receive the Special Distributions in cash, will decrease the aggregate monthly payments received in the future. Both level monthly payments and Special Distributions (which are reinvested and received by you as additional shares in the Fund) will normally be taxable as either ordinary income or long-term capital gain.
RETURN OF CAPITAL
Pursuant to the Fund’s Managed Payment Policy, a portion of each monthly payment that the Fund makes may be treated as a return of capital. Each month, the Fund will

30

ADDITIONAL INFORMATION (Unaudited) (continued)

provide disclosures with payments made that estimate the percentages of the year-to-date payments through the preceding month that represent net investment income, other income or capital gains, and return of capital, if any. At the end of the year, the Fund may be required, under applicable law, to re-characterize payments over the course of the year across ordinary income, capital gains, and return of capital, if any, for purposes of tax reporting to shareholders. The portion of the Fund’s payments, if any, that represent a return of capital as determined at the end of the year, will have the effect of reducing your cost basis in the Fund’s shares and are generally not taxable until your cost basis has been reduced to zero. Such basis adjustment may increase the amount of capital gain, if any, or decrease the amount of capital loss, if any, that you will realize when selling or exchanging the shares.

31

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163309         (0423-062223)

Semi-Annual Report
April 30, 2023
Classes A, I, and W
International Fund
■
Voya Russia Fund*

*
Effective May 4, 2022, the fund is in liquidation and will not engage in any business or investment activities except for purposes of winding up its affairs. The fund is closed to new investments and has suspended redemptions. The fund will remain in existence at least until December 31, 2023, to allow the fund to sell the securities and depository receipts, if that should become possible; the fund may be terminated sooner if all the securities have been sold before that date.

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
E-Delivery Sign-up – details inside

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Sign up now for on-line prospectuses, fund reports, and proxy statements.
Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2023*	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2023*
Class A	$1,000.00	$945.90	14.79%	$71.36	$1,000.00	$951.45	14.79%	$71.56
Class I	1,000.00	974.40	11.55	56.54	1,000.00	967.52	11.55	56.35
Class W	1,000.00	945.90	14.79	71.36	1,000.00	951.45	14.79	71.56

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES as of April 30, 2023 (Unaudited)

ASSETS:
Investments in securities at fair value*	$—
Short-term investments at fair value†	838,775
Receivables:
Dividends (Note 1)	3,045
Total assets	841,820
LIABILITIES:
Other accrued expenses and liabilities	31,042
Total liabilities	31,042
NET ASSETS	$810,778
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$47,255,176
Total distributable loss	(46,444,398)
NET ASSETS	$810,778
* Cost of investments in securities	$46,117,703
† Cost of short-term investments	$838,775
Class A
Net assets	$784,770
Shares authorized	unlimited
Par value	—
Shares outstanding	2,216,619
Net asset value and redemption price per share††	$0.35
Maximum offering price per share (5.75%)(1)	$0.37
Class I
Net assets	$22,861
Shares authorized	unlimited
Par value	—
Shares outstanding	60,571
Net asset value and redemption price per share	$0.38
Class W
Net assets	$3,147
Shares authorized	unlimited
Par value	—
Shares outstanding	8,914
Net asset value and redemption price per share	$0.35

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

††
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
2

STATEMENT OF OPERATIONS for the six months ended April 30, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$15,980
Total investment income	15,980
EXPENSES:
Investment management fees	5,575
Transfer agent fees:
Class A	30,786
Class I	515
Class W	124
Shareholder reporting expense	2,172
Professional fees	20,584
Custody and accounting expense	5,068
Miscellaneous expense	1,448
Total expenses	66,272
Waived and reimbursed fees	(5,575)
Net expenses	60,697
Net investment loss	(44,717)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Foreign currency related transactions	26,562
Net realized gain	26,562
Net change in unrealized appreciation (depreciation) on:
Foreign currency related transactions	(26,422)
Net change in unrealized appreciation (depreciation)	(26,422)
Net realized and unrealized gain	140
Decrease in net assets resulting from operations	$(44,577)
* Foreign taxes withheld	$1,343
See Accompanying Notes to Financial Statements
3

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
FROM OPERATIONS:
Net investment income (loss)	$(44,717)	$61,043
Net realized gain	26,562	1,120,479
Net change in unrealized appreciation (depreciation)	(26,422)	(83,965,036)
Decrease in net assets resulting from operations	(44,577)	(82,783,514)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(926)	(10,293,481)
Class I	—	(285,424)
Class W	—	(48,995)
Return of capital:
Class A	—	(5,367,781)
Class I	—	(148,610)
Class W	—	(22,351)
Total distributions	(926)	(16,166,642)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	2,639,450
Reinvestment of distributions	—	9,709,406
	—	12,348,856
Redemption fee proceeds (Note 4)	—	34,214
Cost of shares redeemed	(327)	(6,504,554)
Net increase (decrease) in net assets resulting from capital share transactions	(327)	5,878,516
Net decrease in net assets	(45,830)	(93,071,640)
NET ASSETS:
Beginning of year or period	856,608	93,928,248
End of year or period	$810,778	$856,608

See Accompanying Notes to Financial Statements
4

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Redemption fees applied to capital	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
04-30-23+	0.37	(0.02)•	0.00*	(0.02)	—	—	—	—	—	0.35	(5.41)	16.14	14.79	14.79	(10.92)	785	—
10-31-22	42.85	0.02•	(35.20)	(35.18)	0.92	3.94	2.44	7.30	—	0.37	(93.36)	3.53	3.39	3.39	0.20	830	10
10-31-21	28.76	1.11•	15.99	17.10	0.95	2.06	—	3.01	—	42.85	63.13	1.95	1.95	1.95	3.12	90,848	39
10-31-20	37.47	0.98•	(6.50)	(5.52)	1.68	1.51	—	3.19	—	28.76	(16.56)	1.87	1.87	1.87	3.00	60,598	55
10-31-19	29.71	1.48•	7.04	8.52	0.76	—	—	0.76	—	37.47	29.52	2.02	2.00	2.00	4.52	83,473	36
10-31-18	29.30	0.82•	0.39	1.21	0.80	—	—	0.80	—	29.71	4.14	2.15	2.00	2.00	2.70	72,854	34
Class I
04-30-23+	0.39	(0.01)•	0.00*	(0.01)	—	—	—	—	—	0.38	(2.56)	12.90	11.55	11.55	(7.68)	23	—
10-31-22	43.07	0.08•	(35.32)	(35.24)	1.06	3.94	2.44	7.44	—	0.39	(93.15)	3.14	3.00	3.00	0.62	24	10
10-31-21	28.89	1.17•	16.12	17.29	1.05	2.06	—	3.11	—	43.07	63.66	1.59	1.59	1.59	3.25	2,681	39
10-31-20	37.65	0.89•	(6.34)	(5.45)	1.80	1.51	—	3.31	—	28.89	(16.35)	1.58	1.58	1.58	2.65	1,603	55
10-31-19	29.83	1.56•	7.08	8.64	0.82	—	—	0.82	—	37.65	29.89	1.70	1.70	1.70	4.70	3,551	36
10-31-18	29.48	0.72•	0.53	1.25	0.90	—	—	0.90	—	29.83	4.25	1.80	1.75	1.75	2.34	2,950	34
Class W
04-30-23+	0.37	(0.02)•	0.00*	(0.02)	—	—	—	—	—	0.35	(5.41)	16.14	14.79	14.79	(10.84)	3	—
10-31-22	42.92	0.14•	(35.29)	(35.15)	1.02	3.94	2.44	7.40	—	0.37	(93.35)	3.29	3.15	3.15	1.01	3	10
10-31-21	28.81	1.21•	15.99	17.20	1.03	2.06	—	3.09	—	42.92	63.50	1.70	1.70	1.70	3.38	399	39
10-31-20	37.54	1.10•	(6.55)	(5.45)	1.77	1.51	—	3.28	—	28.81	(16.39)	1.62	1.62	1.62	3.38	240	55
10-31-19	29.78	1.34•	7.25	8.59	0.83	—	—	0.83	—	37.54	29.80	1.77	1.75	1.75	4.14	284	36
10-31-18	29.39	0.80•	0.45	1.25	0.86	—	—	0.86	—	29.78	4.28	1.90	1.75	1.75	2.62	362	34

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
5

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION AND LIQUIDATION
Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are eleven separate active investment series. This report is for Voya Russia Fund (“Russia” or the “Fund”), a non-diversified series of the Trust.
Russia’s large-scale invasion of Ukraine on February 24, 2022 created circumstances that significantly impacted the Fund’s operations. The combination of market closures, Western sanctions, retaliatory Russian sanctions, and capital controls as a result of Russia’s invasion have rendered virtually all the Fund’s investments in equity securities, including depository receipts, illiquid. As a result, Russian securities held by the Fund were fair valued at $0 (see Note 2.A for additional information on security valuation procedures). Subsequent to February 24, 2022, certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of April 30, 2023. Any currency denominated in Rubles cannot be repatriated and such currency is valued at $0 as of April 30, 2023.
Effective May 4, 2022, the Fund is in liquidation and will not engage in any business or investment activities except for purposes of winding up its affairs. The Fund is closed to new investments and has suspended redemptions pursuant to an order of the SEC. On May 13, 2022, the Fund made an initial liquidating distribution to shareholders of available cash, less a reserve to cover operating and liquidation expenses.
The Fund will remain in existence at least until December 31, 2023, to allow the Fund to sell the securities and depository receipts, if that should become possible; the Fund may be terminated sooner if all the securities have been sold before that date. After December 31, 2023, the Fund may be terminated at any time, even if the Russian securities and depositary receipts have not been sold. The distribution to shareholders of sale proceeds of Russian securities and depositary receipts, if any, will be reduced by expenses related to the sale and the distribution.
The Fund offered the following classes of shares: Class A, Class I, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The net asset value (“NAV”) per share for each class of the Fund is determined each business day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change.
Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not

6

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.
When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the New York Stock Exchange (“NYSE”) close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.
Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).
Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3

7

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are declared and paid annually. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
D. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars.
Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Securities Lending. The Fund has the option to temporarily loan securities representing up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as

8

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.
H. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. As of the date of this report, the United States experiences a rising interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
I. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a

9

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended April 30, 2023, the cost of purchases and the proceeds from sales of investments, excluding short-term securities, were $— and $— respectively.
NOTE 4 — REDEMPTION FEES
Effective May 4, 2022, there are no redemption fees charged. Prior to May 4, 2022, a 2% redemption fee was charged on shares of the Fund that were redeemed (including in connection with an exchange) within 365 days or less from their date of purchase. The redemption fee was recorded as an addition to paid-in capital. Total redemption fee proceeds for the year ended October 31, 2022 was $34,214, and is reflected in the accompanying Statements of Changes in Net Assets.
NOTE 5 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee equal to 1.35% of the Fund’s average daily net assets of the Fund. The Investment Adviser is fully waiving the contractual management fee of 1.35% through December 31, 2023.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At April 30, 2023, there were no direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies that owned more than 5% of the Fund.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in the Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

10

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 7 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Reinvestment of distributions	Redemption fee proceeds	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
4/30/2023	—	—	—	(885)	(885)	—	—	—	(327)	(327)
10/31/2022	85,540	—	281,133	(269,375)	97,298	2,255,028	9,389,847	28,626	(5,896,318)	5,777,183
Class I
4/30/2023	—	—	—	—	—	—	—	—	—	—
10/31/2022	9,536	—	8,069	(19,281)	(1,676)	251,163	270,700	5,584	(509,830)	17,617
Class W
4/30/2023	—	—	—	—	—	—	—	—	—	—
10/31/2022	3,770	—	1,464	(5,628)	(394)	133,259	48,859	4	(98,406)	83,716
NOTE 8 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Fund at its last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Fund bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
At April 30, 2023, the Fund did not have any outstanding securities on loan.
NOTE 9 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs) and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

11

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
Year Ended October 31, 2022			Year Ended October 31, 2021
Ordinary Income	Long-term Capital Gain	Return of Capital	Ordinary Income	Long-term Capital Gain
$4,073,670	$6,554,230	$5,538,742	$2,037,318	$4,405,145
The tax-basis components of distributable earnings as of October 31, 2022 were:
Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/(Loss)
$ —	$—	$(46,398,896)	$(46,398,896)
At October 31, 2022, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of April 30, 2023, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 10 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.
NOTE 11 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Fund’s Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding the Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether the Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2022 through December 31, 2022, the Program supported the Fund’s ability to honor redemption requests in a timely manner and the Program Administrator’s management of the Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks.

12

NOTES TO FINANCIAL STATEMENTS as of April 30, 2023 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and in the future may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement
(Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. Management expects that the adoption of the guidance will not have a material impact on the Fund’s financial statements.
NOTE 14 — SUBSEQUENT EVENTS
As of April 30, 2023, the Fund owned shares of Yandex NV, a company with significant operations in Russia and whose shares were traded on NASDAQ. NASDAQ has halted trading of Yandex since February 28, 2022. As of April 30, 2023, all Russian securities, including Yandex, owned by the Fund were valued at $0. On May 26, 2023 the Investment Adviser changed the fair valuation methodology utilized to price shares of Yandex for the Fund due to new observable market data. The Investment Adviser is currently assessing the feasibility of selling shares of Yandex NV owned by the Fund in a similar-type, over-the-counter transaction. The Investment Adviser has not obtained new market data for any other Russian securities owned by the Fund and continues to value the remaining Russian securities at $0.
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

13

PORTFOLIO OF INVESTMENTS
Voya Russia Fund	as of April 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: —%
Communication Services: —%
620,000 (1)	Mobile Telesystems OJSC	$—	—
73,700 (1)(2)	Yandex NV	—	—
		—	—
Consumer Staples: —%
40,000 (1)(2)	Magnit OJSC	—	—
98,200 (1)(2)	X5 Retail Group N.V. - FIVEL GDR	—	—
		—	—
Energy: —%
1,967,553 (1)	Gazprom PJSC	—	—
77,800 (1)	Lukoil PJSC	—	—
270,500 (1)	Novatek PJSC	—	—
1,900,000 (1)(2)	Sovcomflot PJSC	—	—
420,000 (1)	Tatneft PJSC	—	—
		—	—
Financials: —%
800,000 (1)(2)	Renaissance Insurance Group JSC	—	—
1,085,000 (1)(2)	Sberbank of Russia PJSC	—	—
2,800,000,000 (1)(2)	VTB Bank PJSC	—	—
		—	—
Industrials: —%
2,700,000 (1)(2)	Aeroflot PJSC	—	—

Materials: —%
1,655,000 (1)(2)	Alrosa PJSC	—	—
11,000 (1)	MMC Norilsk Nickel OJSC	—	—
36,100 (1)	PhosAgro PJSC	—	—
3,000,000 (1)(3)	Segezha Group PJSC	—	—
		—	—
	Total Common Stock (Cost $41,790,891)	—	—
PREFERRED STOCK: —%
Energy: —%
410,000 (1)	Tatneft	—	—
800 (1)	Transneft PJSC	—	—
		—	—
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Financials: —%
310,000 (1)(2)(4)	Sberbank of Russia	$—	—
	Total Preferred Stock (Cost $4,326,812)	—	—
	Total Long-Term Investments (Cost $46,117,703)	—	—
SHORT-TERM INVESTMENTS: 103.5%
	Mutual Funds: 103.5%
838,775 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.750% (Cost $838,775)	838,775	103.5
	Total Short-Term Investments (Cost $838,775)	838,775	103.5
	Total Investments in Securities (Cost $46,956,478)	$838,775	103.5
	Liabilities in Excess of Other Assets	(27,997)	(3.5)
	Net Assets	$810,778	100.0

GDR
Global Depositary Receipt

(1)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(2)
Non-income producing security.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
Restricted security as to resale, excluding Rule 144A securities. As of April 30, 2023, the Fund held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(5)
Rate shown is the 7-day yield as of April 30, 2023.

See Accompanying Notes to Financial Statements
14

PORTFOLIO OF INVESTMENTS
Voya Russia Fund	as of April 30, 2023 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2023 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$—	$—	$—	$—
Consumer Staples	—	—	—	—
Energy	—	—	—	—
Financials	—	—	—	—
Industrials	—	—	—	—
Materials	—	—	—	—
Total Common Stock	—	—	—	—
Preferred Stock	—	—	—	—
Short-Term Investments	838,775	—	—	838,775
Total Investments, at fair value	$838,775	$—	$—	$838,775

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At April 30, 2023, Voya Russia Fund held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Sberbank of Russia	3/19/2021	$1,073,627	$—
		$1,073,627	$—
At April 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $47,237,672.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$182,997
Gross Unrealized Depreciation	(46,608,316)
Net Unrealized Depreciation	$(46,425,319)
See Accompanying Notes to Financial Statements
15

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 17, 2022, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management, and sub-advisory contracts, and who are not “interested persons” of Voya Russia Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended, considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC (“Voya IM”), the sub-adviser to the Fund, for an additional one year period ending November 30, 2023.
Among other matters, the Board considered that the Fund is in liquidation and, therefore, is not currently pursuing its investment objective or an active investment program and will not engage in any business or investment activities except for the purposes of winding up its affairs. Instead, the Manager continues to oversee the liquidation process. Effective May 4, 2022 through liquidation, the Manager is fully waiving the contractual management fee. During the period of liquidation, Voya IM will receive no sub-advisory fees with respect to the Fund.
In light of these circumstances, the Board did not consider the traditional factors related to the proposed continuance of the Contracts that it typically considers. However, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2023 in order for the Manager to continue to oversee the liquidation process.

16

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
217225         (0423-062223)

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)    The Code of Ethics is not required for the semi-annual filing.

(a)(2)    A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)     Not applicable.

(a)(2)(2)     Not required for semi-annual filing.

(b)     The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: July 6, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: July 6, 2023